--------------------------------------------------------------------------------
                                  SMITH BARNEY
                              EXCHANGE RESERVE FUND
--------------------------------------------------------------------------------

             CLASSIC SERIES | SEMI-ANNUAL REPORT | JANUARY 31, 2002

                               [LOGO] Smith Barney
                                      Mutual Funds
                Your Serious Money, Professionally Managed.[TM]

--------------------------------------------------------------------------------
             NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE
--------------------------------------------------------------------------------

[PHOTO]                        [PHOTO]

HEATH B.                       MARTIN R.
MCLENDON                       HANLEY

Chairman                       Vice President and
                               Investment Officer

[PHOTO]

KEVIN
KENNEDY

Vice President and
Investment Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Exchange Reserve Fund ("Fund") for the period ended January 31, 2002. In this report we summarize the period's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance and current holdings can be found in the appropriate sections that follow. We hope that you find this report to be useful and informative.

Please note that an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Summary

The chart below provides the yields for the Fund's Class B and L shares as of January 31, 2002. (Please note that these yields are identical due to rounding):

                                  Seven-Day                     Seven-Day
                                Current Yield               Effective Yield(1)
                                -------------               ------------------

           Class B                   0.60%                         0.60%
           Class L                   0.57                          0.57

----------
(1) The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

1  Smith Barney Exchange Reserve Fund | 2002 Semi-Annual Report to Shareholders

Market and Economic Review

During the second half of 2001 the Federal Open Market Committee ("FOMC")(2) lowered short-term interest rates five times. Despite the U.S. Federal Reserve Board's ("Fed") activity, several signs (including an ailing manufacturing sector and deteriorating consumer confidence) indicated a recession might be unavoidable.

The tragic terrorist attacks of September 11th made a bad situation worse, paralyzing our nation and the economy. Equity markets fell dramatically and corporations slashed capital spending and jobs even further. Unemployment was on the rise, and the Fed continued lowering short-term interest rates in an attempt to provide liquidity and stability to the marketplace. We believe the economy bottomed out at the end of the third quarter, as Gross Domestic Product ("GDP")(3) fell 1.30%. However, GDP grew 0.20% in the fourth quarter, according to advance estimates released by the U.S. Department of Commerce's Bureau of Economic Analysis on January 30, 2002.

Our economic outlook for 2002 is one of cautious optimism. Recent data suggest that the manufacturing sector has recovered from its slump of 2001 and the pace of job losses appears to be subsiding. We believe the FOMC will keep short-term interest rates low for an extended period to see how the emerging U.S. recovery plays out before taking any further action.

Fund Update and Outlook

As of January 31, 2002, the Fund owned 33 different issues with 5.0% of the Fund's assets in bank obligations and 82.7% in corporate commercial paper.

During the reporting period we increased the Fund's holdings of U.S. Agency securities and bank obligations. Yield spreads on high-quality agency securities narrowed in comparison to money market securities, making them attractive on a relative basis. As a whole, we believe the banking sector is in better financial shape now than it was in the recession of 1990-91, despite some credit issues.

In the coming months we anticipate maintaining an average maturity in the 25-30 day range.

----------

(2) The FOMC is a policy-making body of the Federal Reserve System, the U.S. central bank, that is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

(3) GDP is a market value of goods and services produced by labor and property in the U.S. GDP is comprised of consumer and government purchases, private domestic investments and net exports of goods and services.

2  Smith Barney Exchange Reserve Fund | 2002 Semi-Annual Report to Shareholders

Thank you for investing in the Smith Barney Exchange Reserve Fund. We look forward to helping you pursue your financial goals in the future.

Sincerely,


/s/ Heath B. McLendon         /s/ Martin R. Hanley         /s/ Kevin Kennedy

Heath B. McLendon             Martin R. Hanley             Kevin Kennedy
Chairman                      Vice President and           Vice President and
                              Investment Officer           Investment Officer

February 15, 2002

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund or the percentage of the Fund's assets held in various sectors will remain the same. Please refer to pages 4 and 5 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of January 31, 2002 and subject to change.

3  Smith Barney Exchange Reserve Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited)                             January 31, 2002
================================================================================


     FACE                                                        ANNUALIZED
    AMOUNT                  SECURITY                                YIELD          VALUE
==========================================================================================
CERTIFICATES OF DEPOSIT -- 5.0%
$  1,000,000   Bank of Montreal matures 4/10/02                     1.85%       $  999,752
   1,750,000   Barclays Bank matures 3/4/02                         1.85         1,749,921
   5,000,000   Societe Generale matures 3/1/02                      1.70         5,000,152
------------------------------------------------------------------------------------------
               TOTAL CERTIFICATES OF DEPOSIT
               (Cost -- $7,749,825)                                              7,749,825
==========================================================================================
COMMERCIAL PAPER -- 82.7%
   5,000,000   Alliance & Leicester Building matures 3/15/02        1.75         4,989,792
   6,000,000   Amstel Funding Corp. matures 2/4/02                  1.80         5,999,100
   5,000,000   Amsterdam Funding Corp. matures 2/15/02              1.67         4,996,753
   5,000,000   Asset Securitization matures 2/20/02                 1.68         4,995,567
   5,000,000   Bank of Montreal matures 2/7/02                      1.75         4,998,542
   5,000,000   Barton Capital Corp. matures 2/8/02                  1.75         4,998,298
   5,000,000   BCI Funding Corp. matures 3/11/02                    1.73         4,990,922
   4,705,000   Coca Cola Co. matures 2/1/02                         1.76         4,705,000
   5,000,000   Delaware Funding Corp. matures 2/12/02               1.67         4,997,449
   5,000,000   Dexia Delaware matures 2/1/02                        1.81         5,000,000
   2,500,000   Dresdner U.S. Finance Inc. matures 2/5/02            1.72         2,499,522
   5,000,000   Halifax PLC matures 3/20/02                          1.73         4,988,772
   5,000,000   International Lease Finance Corp. matures 2/7/02     1.76         4,998,533
   5,000,000   Mont Blanc Capital Corp. matures 2/13/02             1.76         4,997,067
   5,000,000   Morgan Stanley Dean Witter & Co. matures 2/21/02     1.71         4,995,250
   5,000,000   Nationwide Building Society matures 3/18/02          1.80         4,988,750
   4,657,000   Old Line Funding Corp. matures 2/14/02               1.77         4,654,023
   5,000,000   Pfizer Inc. matures 2/4/02                           1.88         4,999,221
   5,000,000   Province de Quebec matures 3/4/02                    1.77         4,992,379
   5,000,000   San Paolo U.S. Financial Co. matures 2/5/02          1.77         4,999,017
   4,000,000   Svenska Handelsbanken matures 3/28/02                1.73         3,989,489
   3,054,000   Transamerica Finance Corp. matures 3/5/02            1.76         3,049,249
   5,000,000   UBS Finance LLC matures 3/27/02                      1.79         4,986,650
   4,000,000   Unicredito Italiano matures 2/28/02                  1.91         3,994,300
   4,800,000   Verizon Network Funding matures 3/7/02               1.77         4,792,021
   5,000,000   Westdeutsche Landesbank matures 2/6/02               1.81         4,998,750
   5,000,000   Windmill Funding Corp. matures 2/5/02                1.78         4,999,011
------------------------------------------------------------------------------------------
               TOTAL COMMERCIAL PAPER
               (Cost -- $128,593,427)                                          128,593,427
==========================================================================================
DISCOUNT NOTE -- 3.3%
   5,108,000   Federal Home Loan Mortgage Corp. matures 2/14/02
               (Cost -- $5,104,809)                                 1.74         5,104,809
==========================================================================================

4  Smith Barney Exchange Reserve Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2002
================================================================================


     FACE                                                         ANNUALIZED
    AMOUNT                  SECURITY                                YIELD          VALUE
==========================================================================================
TIME DEPOSITS -- 9.0%
$  6,985,000   Chase Manhattan Bank matures 2/1/02                  1.88%     $  6,985,000
   7,000,000   Hong Kong & Shanghai Bank matures 2/2/02             1.88         7,000,000
------------------------------------------------------------------------------------------
               TOTAL TIME DEPOSITS
               (Cost -- $13,985,000)                                            13,985,000
==========================================================================================
               TOTAL INVESTMENTS-- 100%
               (Cost-- $155,433,061*)                                         $155,433,061
==========================================================================================

*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

5  Smith Barney Exchange Reserve Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities (unaudited)                 January 31, 2002
================================================================================

ASSETS:
   Investments, at amortized cost                                   $155,433,061
   Cash                                                                      659
   Prepaid registration fees                                             280,070
   Interest receivable                                                     9,479
   Other assets                                                           31,783
--------------------------------------------------------------------------------
   Total Assets                                                      155,755,052
--------------------------------------------------------------------------------
LIABILITIES:
   Investment advisory fee payable                                        41,343
   Dividends payable                                                      40,836
   Distribution fees payable                                              28,888
   Administration fee payable                                             27,562
   Accrued expenses                                                       92,450
--------------------------------------------------------------------------------
   Total Liabilities                                                     231,079
--------------------------------------------------------------------------------
Total Net Assets                                                    $155,523,973
================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                       $    155,544
   Capital paid in excess of par value                               155,368,305
   Accumulated net realized gain on investments                              124
--------------------------------------------------------------------------------
Total Net Assets                                                    $155,523,973
================================================================================
Shares Outstanding:
   Class B                                                           104,260,392
   -----------------------------------------------------------------------------
   Class L                                                            51,283,295
   -----------------------------------------------------------------------------
Net Asset Value, per class                                          $       1.00
================================================================================

                       See Notes to Financial Statements.

6  Smith Barney Exchange Reserve Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Statement of Operations (unaudited)
================================================================================

For the Six Months Ended January 31, 2002

INVESTMENT INCOME:
   Interest                                                           $2,092,702
--------------------------------------------------------------------------------
EXPENSES:
   Distribution fees (Note 3)                                            404,128
   Investment advisory fee (Note 3)                                      221,166
   Administration fee (Note 3)                                           160,517
   Shareholders and system servicing fees                                 95,988
   Audit and legal                                                        17,179
   Custody                                                                17,083
   Registration fees                                                      15,402
   Shareholder communications                                              6,760
   Trustees' fees                                                          5,810
   Other                                                                   4,731
--------------------------------------------------------------------------------
   Total Expenses                                                        948,764
--------------------------------------------------------------------------------
Net Investment Income                                                  1,143,938
--------------------------------------------------------------------------------
Net Realized Gain From Security Transactions                                 260
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                                $1,144,198
================================================================================

                       See Notes to Financial Statements.

7  Smith Barney Exchange Reserve Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended January 31, 2002 (unaudited) and the Year Ended July 31, 2001


                                                                  2002             2001
-==========================================================================================
OPERATIONS:
  Net investment income                                      $   1,143,938    $   5,452,826
  Net realized gain                                                    260              984
-------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                         1,144,198        5,453,810
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
  Net investment income                                         (1,143,938)      (5,452,826)
  Net realized gains                                                  (136)            (984)
-------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                               (1,144,074)      (5,453,810)
-------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                             177,986,906      363,659,742
  Net value of shares issued for reinvestment of dividends       1,102,376        4,838,894
  Cost of shares reacquired                                   (155,525,287)    (360,702,095)
-------------------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                                     23,563,995        7,796,541
-------------------------------------------------------------------------------------------
Increase in Net Assets                                          23,564,119        7,796,541

NET ASSETS:
  Beginning of period                                          131,959,854      124,163,313
-------------------------------------------------------------------------------------------
  End of period                                              $ 155,523,973    $ 131,959,854
===========================================================================================

                       See Notes to Financial Statements.

8  Smith Barney Exchange Reserve Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

The Smith Barney Exchange Reserve Fund ("Fund"), a separate investment fund of the Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Municipal High Income Fund, Smith Barney Balanced Fund and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other Funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income is recorded on an accrual basis; (d) direct expenses are charged to each class; management fees and general Fund expenses are allocated on the basis of the relative net assets of each class; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Dividends

The Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly on the payable date. Net realized gains, if any, are distributed annually.

9  Smith Barney Exchange Reserve Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

3. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.30% of the average daily net assets. SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. These fees are calculated daily and paid monthly.

Travelers Bank & Trust, fsb. ("TB&T"), formerly known as Citi Fiduciary Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. TB&T receives account fees and asset-based fees that vary according to account and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by TB&T. For the six months ended January 31, 2002, the Fund paid transfer agent fees of $69,030 to TB&T.

Salomon Smith Barney Inc. ("SSB") and PFSDistributors Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter declines by 1.00% per year until no CDSC is incurred. Class L shares have a 1.00% CDSC, which applies if redemption occurs within the first year from the date such investment was made.

For the six months ended January 31, 2002, CDSCs paid to SSB were approximately:

                                                   Class B            Class L
================================================================================
CDSCs                                             $304,000            $22,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.50% of the average daily net assets for each class, respectively.

10  Smith Barney Exchange Reserve Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

For the six months ended January 31, 2002, total Distribution Plan fees incurred were:

                                                   Class B            Class L
================================================================================
Distribution Plan Fees                            $273,575           $130,553
================================================================================

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Class B and L shares are available through exchange only, except that certain qualified and non-qualified retirement plans may make direct purchases. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Because the Fund has sold shares, issued shares as reinvestments of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

Transactions in shares of beneficial interest of the Fund were as follows:

                                     Six Months Ended              Year Ended
                                     January 31, 2002             July 31, 2001
================================================================================
Class B
Shares sold                              90,803,619                154,258,943
Shares issued on reinvestment               744,690                  3,577,707
Shares reacquired                       (78,104,509)              (161,944,968)
--------------------------------------------------------------------------------
Net Increase (Decrease)                  13,443,800                 (4,108,318)
================================================================================
Class L
Shares sold                              87,183,287                209,400,799
Shares issued on reinvestment               357,686                  1,261,187
Shares reacquired                       (77,420,778)              (198,757,127)
--------------------------------------------------------------------------------
Net Increase                             10,120,195                 11,904,859
================================================================================


11  Smith Barney Exchange Reserve Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:


Class B Shares                    2002(1)(2)          2001(2)       2000(2)       1999(2)         1998          1997
=====================================================================================================================
Net Asset Value,
  Beginning of Period             $    1.00        $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
---------------------------------------------------------------------------------------------------------------------
  Net investment income               0.007            0.044         0.046         0.040         0.044         0.043
  Dividends from net investment
    income and realized gains        (0.007)          (0.044)       (0.046)       (0.040)       (0.044)       (0.043)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period    $    1.00        $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
---------------------------------------------------------------------------------------------------------------------
Total Return                           0.75%++          4.50%         4.72%         4.05%         4.51%         4.43%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period (millions)               $     104        $      91     $      95     $     120     $      74     $     117
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                             1.20%+           1.25%         1.25%         1.18%         1.21%         1.16%
  Net investment income                1.41+            4.37          4.59          3.98          4.43          4.34
=====================================================================================================================

Class L Shares                    2002(1)(2)          2001(2)       2000(2)       1999(2)       1998(3)         1997
=====================================================================================================================
Net Asset Value,
  Beginning of Period             $    1.00        $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
---------------------------------------------------------------------------------------------------------------------
  Net investment income               0.007            0.044         0.046         0.040         0.044         0.043
  Dividends from net investment
    income and realized gains        (0.007)          (0.044)       (0.046)       (0.040)       (0.044)       (0.043)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period    $    1.00        $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
---------------------------------------------------------------------------------------------------------------------
Total Return                           0.74%++          4.47%         4.68%         4.04%         4.52%         4.42%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period (millions)               $      52        $      41     $      29     $      27     $       9     $       6
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                             1.20%+           1.27%         1.26%         1.21%         1.21%         1.16%
  Net investment income                1.41+            4.22          4.59          3.95          4.43          4.34
=====================================================================================================================

(1)   For the six months ended January 31, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   On June 12, 1998, Class C shares were renamed Class L shares.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


12  Smith Barney Exchange Reserve Fund | 2002 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
     SMITH BARNEY
EXCHANGE RESERVE FUND
--------------------------------------------------------------------------------

TRUSTEES

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
Richard E. Hanson, Jr.
Paul Hardin
Heath B. McLendon,
  Chairman
Roderick C. Rasmussen
John P. Toolan

OFFICERS

Heath B. McLendon
President and Chief
Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Martin R. Hanley
Vice President and
Investment Officer

Kevin Kennedy
Vice President and
Investment Officer

Michele Mirabella, CFA
Investment Officer

Irving P. David
Controller

Christina T. Sydor
Secretary

INVESTMENT ADVISER
AND ADMINISTRATOR

Smith Barney Fund
  Management LLC

DISTRIBUTORS

Salomon Smith Barney Inc.
PFS Distributors, Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Travelers Bank & Trust, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

Smith Barney Exchange Reserve Fund

This report is submitted for general information of the shareholders of Smith Barney Income Funds -- Smith Barney Exchange Reserve Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after April 30, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY EXCHANGE RESERVE FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds

        SALOMON SMITH BARNEY
----------------------------
A member of citigroup [LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.


FD 02388 3/02

--------------------------------------------------------------------------------
                                 SMITH BARNEY
                               HIGH INCOME FUND
--------------------------------------------------------------------------------

          CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  JANUARY 31, 2002




                        [LOGO] Smith Barney
                               Mutual Funds

                 Your Serious Money. Professionally Managed./SM/

        ---------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
        ---------------------------------------------------------------

                                    [PHOTO]
                                JOHN C. BIANCHI
                               PORTFOLIO MANAGER

                                 Classic Series
                                   [GRAPHIC]

                      Semi-Annual Report . January 31, 2002

                                  SMITH BARNEY
                                HIGH INCOME FUND

      JOHN C. BIANCHI, CFA

      John Bianchi has more than 23 years of securities business experience and has been managing the Fund since 1990.

      Education: BA from Seton Hall University; MBA in Finance from Fairleigh Dickinson University

      FUND OBJECTIVE

      The Fund seeks high current income by investing primarily in high yield corporate bonds, debentures and notes. These securities are commonly known as "junk bonds" because they are rated in the lower rating categories of nationally and internationally recognized rating agencies, or, if unrated, of similar credit quality.

      FUND FACTS

      FUND INCEPTION
      -----------------
      September 2, 1986

      MANAGER TENURE
      -----------------
      17 Years

      MANAGER INVESTMENT INDUSTRY EXPERIENCE
      -----------------
      23 Years

                    CLASS A CLASS B CLASS L
-------------------------------------------
NASDAQ               SHIAX   SHIBX   SHICX
-------------------------------------------
INCEPTION           11/6/92 9/2/86  8/24/94
-------------------------------------------

Average Annual Total Returns as of January 31, 2002*


                                    Without Sales Charges/(1)/
                                    Class A  Class B  Class L
                  --------------------------------------------
                  Six-Month+         (2.06)%  (2.32)%  (2.28)%
                  --------------------------------------------
                  One-Year          (11.04)  (11.51)  (11.41)
                  --------------------------------------------
                  Five-Year           0.01    (0.51)   (0.44)
                  --------------------------------------------
                  Ten-Year             N/A     5.37      N/A
                  --------------------------------------------
                  Since Inception++   5.10     5.91     3.58
                  --------------------------------------------

                                     With Sales Charges/(2)/
                                    Class A  Class B  Class L
                  --------------------------------------------
                  Six-Month+         (6.42)%  (6.47)%  (4.21)%
                  --------------------------------------------
                  One-Year          (15.00)  (15.06)  (13.09)
                  --------------------------------------------
                  Five-Year          (0.91)   (0.63)   (0.64)
                  --------------------------------------------
                  Ten-Year             N/A     5.37      N/A
                  --------------------------------------------
                  Since Inception++   4.57     5.91     3.44
                  --------------------------------------------

/(1)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

/(2)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.50% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

+ Total return is not annualized, as it may not be representive of the total return for the year.

++ Inception dates for Class A, B and L shares are November 6, 1992, September 2, 1986 and August 24, 1994, respectively.

What's Inside

Letter to Our Shareholders ................................    1
Historical Performance ....................................    4
Fund at a Glance ..........................................    7
Schedule of Investments ...................................    8
Statement of Assets and Liabilities .......................   21
Statement of Operations ...................................   22
Statements of Changes in Net Assets .......................   23
Notes to Financial Statements .............................   24
Financial Highlights ......................................   29

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed/SM/

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

Dear Shareholder,
The following is the semi-annual report for the Smith Barney High Income Fund ("Fund") for the period ended January 31, 2002. In this report, we have summarized the period's prevailing economic and market conditions and outlined our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report useful and informative.

Performance Update
For the six months ended January 31, 2002, the Fund's Class A shares, not including sales charges, returned negative 2.06%. In comparison, the Salomon Smith Barney High-Yield Market (7-10 Year) Index ("SSB Index") and the Bear Stearns High-Yield Market Index returned 1.87% and 0.66%, respectively, for the same period. During the period, the Fund distributed income dividends totaling $0.42 per Class A share.

The Fund slightly underperformed its benchmark and peer group because it had been more heavily positioned in the telecommunications sector than the benchmark (the telecommunications sector dramatically underperformed the overall high-yield market throughout 2001). This overweight position negatively affected our performance throughout the year until we rebalanced the Fund out of telecommunications and into a broad cross section of other industrial and consumer sectors. Given the significant market volatility, the Fund was not fully rebalanced until the end of the year. We plan to continue to manage the Fund with broader industry diversification in 2002 and would expect a broader recovery in high-yield bond prices assuming the current economic recovery continues.

Investment Objective
The Fund seeks high current income by investing primarily in high-yield corporate bonds, debentures and notes./3/ These securities are commonly known as "junk bonds" because they are rated in the lower rating categories of nationally and internationally recognized rating agencies, or, if unrated, deemed by the manager to be of similar credit quality. The Fund will not, however, invest more than 10% of its assets in securities rated lower than B by both Moody's Investors Service, Inc. and Standard & Poor's Ratings Service, two major credit reporting agencies.

Market Overview
In response to the weak economic trends that persisted in the latter part of last year, the U.S. Federal Reserve Board ("Fed") continued to reduce short-term interest rates throughout the period. The Fed's last rate reduction occurred in December 2001, bringing the federal funds rate ("fed funds rate")/4/ to 1.75%. Short-term interest rates have not been this low since the early 1960's. Given the modest improvement in the economy at the end of last year and so far in the first quarter of 2002, it appears the Fed has moved to a neutral stance and has decided not to lower short-term interest rates any further for now./5/ It also appears the War against the terrorists in Afghanistan is succeeding which is helping stabilize consumer sentiment. Retail sales trends have been surprisingly resilient in the face of extreme adversity over the past four months. However, it remains to be seen whether the consumer will continue to fuel retail sales especially in the face of continued economic uncertainty.

--------
1 SSB Index is an unmanaged broad-based index of high-yield bonds with a remaining maturity of at least seven years, but less than ten years. Please note that an investor cannot invest directly in an index.
2 The Bear Stearns High-Yield Market Index is an unmanaged broad-based index of high-yield bonds. Please note that an investor cannot invest directly in an index.
3 Please note that high-yield bonds are rated below investment-grade and carry more risk than higher-rated securities. Also, the Fund is subject to fluctuations in share price as interest rates rise and fall and is subject to certain risks of overseas investing, including currency fluctuations, differing securities regulations and periods of illiquidity, which could result in significant market fluctuations.
4 The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates. 5On January 30, 2002, the Fed held the fed funds rate steady at 1.75%.


   1 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders

After falling precipitously in September, the U.S. equity market recovered most of its losses before entering into another downturn in early 2002. Investors continue to question the strength and durability of the early economic recovery. Many individuals and corporations are still carrying heavy debt loads and have not had time to pay off enough debt. We believe this puts the economy on a weak footing since there is not enough pent up demand on either the consumer or corporate level. While businesses have reduced inventories to manageable levels, they may be less inclined to rebuild inventories if consumer demand were to stagnate. In addition, another potential terrorist event would further destabilize consumer and business confidence. Consequently, we do not expect a dramatic improvement in corporate profits and overall economic growth but instead anticipate a more gradual recovery that may take several quarters to become established. Nevertheless, any recovery would be extremely positive for the high-yield market.

During the fourth quarter of 2001, as the prospects for an economic recovery improved for 2002, investors began to sell out of U.S. Treasury notes and bonds. As a result, U.S. Treasury prices declined by 3% to 6%, depending on maturity, with yields on intermediate and long-term U.S. Treasury securities moving back up to the low 5% range from the low 4% range at the end of September. In anticipation of a gradually improving economy in 2002, investors began to increase their exposure to a broad cross section of the more cyclical high-yield bonds in the basic material, industrial and consumer cyclical industries. As a result, we began to see stronger performances from bonds in these sectors in the fourth quarter of 2001 and so far in 2002.

During the month of January, the high-yield market continued to trade in a narrow range after having advanced strongly in the fourth quarter of 2001. The high-yield market began to trade erratically in January and early February with investors increasingly concerned over the strength and durability of the fledgling economic recovery. The equity market also encountered increased volatility and traded lower in the latter part of January and first half of February.

As of this writing, the high-yield market is still trading at recessionary valuations with yield spreads/6/ over U.S. Treasuries exceeding 8.00% (800 basis points/7/). Yield spreads peaked in the month of September at 1000 basis points above U.S. Treasuries. These are levels that we approached in the last recession in 1990. Cumulative 12-month default rates have now risen to around 11%. We believe they should near a peak in the next three months. We feel the overall market is already discounting this higher default rate into current valuation levels. Consequently, in our opinion, the high-yield market, on a longer-term basis, offers potential value at current levels.

Fund Overview
During the period, we shifted our investment strategy to an increasingly more defensive credit posture. We accomplished this repositioning in several ways. We continued to cut the Fund's exposure to lower rated issues and continued to add higher rated issues with credit ratings of BB/Ba/8/ and better. This focused strategy on portfolio credit quality has enabled us to avoid almost all of the defaults occurring in the high-yield market. However, this strategy has been somewhat undermined by a continued credit deterioration of many companies in an extremely difficult economic environment. By the end of September last year we aggressively repositioned the Fund by sharply reducing its telecommunications exposure had that we felt were vulnerable to further deterioration. At the same time we also continued to underweight the more cyclical industries and became increasingly more selective in our investment additions to the portfolios, emphasizing the better quality and more defensive companies in health-care, cable TV, media, operating utilities and regional gaming. The net result of this near-term strategy had been the buildup of cash in the Fund, which peaked at around 15% of total assets in September. In the short-term this strategy cost us current income because the higher quality issues and cash generate a lower amount of income.

--------
6 Yield spread is the difference between yields on securities of the same quality but different maturities or the difference between yields on securities of the same maturity but different quality.
7 A basis point is 0.01%, or one one-hundredth of a percent.
8 As rated by Standard & Poor's Ratings Service and Moody's Investors Service,
  Inc., respectively.


   2 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders

Market and Fund Outlook

We are now repositioning the portfolio in a broad cross section of better quality industrial and consumer bonds that we believe have the potential to provide yield premiums over other fixed-income securities such as U.S. Treasuries and Agencies. Our goal is to be well diversified across a number of economically sensitive sectors to take advantage of an eventual economic recovery in 2002. We have continued to redeploy cash into the high-yield market, gradually adding to some of the better quality BB and higher rated issues in economically sensitive sectors such as lodging, transportation, basic industries, general industrial and consumer cyclicals. We will continue to redeploy cash into the market through the first quarter of 2002 in anticipation of improving economic trends. Our current cash position ranges between 4% and 5% and our goal is to be fully invested. As we continue to reinvest cash into the market, we believe we will be well positioned for a continued recovery in high-yield bond prices in 2002. We would expect in the near term the Fund's dividend will remain under pressure due to our increased emphasis on higher quality securities (those securities rates BB or better). As we develop more confidence in the 2002 economic outlook, we will look to pick up additional yield by increasing the Fund's exposure to middle quality single B issues in some of the more economically sensitive sectors.

We remain confident the high-yield market is finally reaching a meaningful bottom after several false starts and will gradually recover over the next two to three years. We remain focused on generating upside price performance after three difficult years and will continue to position the Fund in bonds that we believe have the most upside price potential. These tend to be the deeper discount issues of the better quality companies. We strongly believe that given our current strategy and despite the near term difficulties and challenges, that we are properly positioned to benefit from a recovery in the high-yield market.

Thank you for investing in the Smith Barney High Income Fund.

Sincerely,



/s/ Heath B. McLendon           /s/ John C. Bianchi


Heath B. McLendon                 John C. Bianchi, CFA
Chairman                          Vice President and Investment Officer

February 25, 2002

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund or the percentage of the Fund's assets in various sectors. Please refer to pages 8 through 19 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of January 31, 2002 and is subject to change.


   3 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders

 HISTORICAL PERFORMANCE -- CLASS A SHARES


                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain    Return       Total
Period Ended           of Period of Period Dividends Distributions of Capital Returns/(1)(2)/
---------------------------------------------------------------------------------------------
1/31/02                 $ 7.52    $ 6.94     $0.42       $0.00       $0.00         (2.06)%+
--------------------------------------------------------------------------------------------
7/31/01                   9.43      7.52      0.99        0.00        0.00*       (10.33)
--------------------------------------------------------------------------------------------
7/31/00                  10.30      9.43      0.96        0.00        0.00          0.93
--------------------------------------------------------------------------------------------
7/31/99                  11.74     10.30      0.99        0.00        0.01         (3.65)
--------------------------------------------------------------------------------------------
7/31/98                  11.82     11.74      1.09        0.00        0.00          8.85
--------------------------------------------------------------------------------------------
7/31/97                  10.98     11.82      1.08        0.00        0.00         18.31
--------------------------------------------------------------------------------------------
7/31/96                  11.10     10.98      1.08        0.00        0.00          8.95
--------------------------------------------------------------------------------------------
7/31/95                  11.16     11.10      1.05        0.00        0.07         10.28
--------------------------------------------------------------------------------------------
7/31/94                  12.01     11.16      1.12        0.00        0.00          2.11
--------------------------------------------------------------------------------------------
Inception** -- 7/31/93   11.03     12.01      0.86        0.00        0.00         17.29+
--------------------------------------------------------------------------------------------
 Total                                       $9.64       $0.00       $0.08
--------------------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS B SHARES


                            Net Asset Value
                          -------------------
                          Beginning    End     Income   Capital Gain    Return       Total
Period Ended              of Period of Period Dividends Distributions of Capital Returns/(1)(2)/
------------------------------------------------------------------------------------------------
1/31/02                    $ 7.53    $ 6.95    $ 0.40       $0.00       $0.00         (2.32)%+
----------------------------------------------------------------------------------------------
7/31/01                      9.44      7.53      0.94        0.00        0.00*       (10.82)
----------------------------------------------------------------------------------------------
7/31/00                     10.31      9.44      0.91        0.00        0.00          0.40
----------------------------------------------------------------------------------------------
7/31/99                     11.75     10.31      0.94        0.00        0.01         (4.15)
----------------------------------------------------------------------------------------------
7/31/98                     11.83     11.75      1.03        0.00        0.00          8.34
----------------------------------------------------------------------------------------------
7/31/97                     10.99     11.83      1.02        0.00        0.00         17.72
----------------------------------------------------------------------------------------------
7/31/96                     11.11     10.99      1.02        0.00        0.00          8.41
----------------------------------------------------------------------------------------------
7/31/95                     11.16     11.11      0.99        0.00        0.07          9.77
----------------------------------------------------------------------------------------------
7/31/94                     12.01     11.16      1.06        0.00        0.00          1.60
----------------------------------------------------------------------------------------------
7/31/93                     11.15     12.01      1.10        0.00        0.00         18.55
----------------------------------------------------------------------------------------------
7/31/92                     10.05     11.15      1.11        0.00        0.06         23.86
----------------------------------------------------------------------------------------------
  Total                                        $10.52       $0.00       $0.14
----------------------------------------------------------------------------------------------


   4 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders

 HISTORICAL PERFORMANCE -- CLASS L SHARES


                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain    Return       Total
Period Ended           of Period of Period Dividends Distributions of Capital Returns/(1)(2)/
---------------------------------------------------------------------------------------------
1/31/02                 $ 7.54    $ 6.96     $0.40       $0.00       $0.00         (2.28)%+
--------------------------------------------------------------------------------------------
7/31/01                   9.46      7.54      0.95        0.00        0.00*       (10.83)
--------------------------------------------------------------------------------------------
7/31/00                  10.32      9.46      0.91        0.00        0.00          0.57
--------------------------------------------------------------------------------------------
7/31/99                  11.76     10.32      0.94        0.00        0.01         (4.08)
--------------------------------------------------------------------------------------------
7/31/98                  11.84     11.76      1.04        0.00        0.00          8.38
--------------------------------------------------------------------------------------------
7/31/97                  11.00     11.84      1.03        0.00        0.00         17.77
--------------------------------------------------------------------------------------------
7/31/96                  11.11     11.00      1.03        0.00        0.00          8.56
--------------------------------------------------------------------------------------------
Inception** -- 7/31/95   10.90     11.11      0.90        0.00        0.07         11.50+
--------------------------------------------------------------------------------------------
 Total                                       $7.20       $0.00       $0.08
--------------------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS Y SHARES


                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain    Return       Total
Period Ended           of Period of Period Dividends Distributions of Capital Returns/(1)(2)/
---------------------------------------------------------------------------------------------
1/31/02                 $ 7.55    $ 6.97     $0.43       $0.00       $0.00        (1.87)%+
--------------------------------------------------------------------------------------------
7/31/01                   9.46      7.55      1.01        0.00        0.00*       (9.99)
--------------------------------------------------------------------------------------------
7/31/00                  10.33      9.46      0.99        0.00        0.00         1.29
--------------------------------------------------------------------------------------------
7/31/99                  11.77     10.33      1.03        0.00        0.01        (3.33)
--------------------------------------------------------------------------------------------
7/31/98                  11.84     11.77      1.11        0.00        0.00         9.18
--------------------------------------------------------------------------------------------
7/31/97                  10.99     11.84      1.11        0.00        0.00        18.68
--------------------------------------------------------------------------------------------
7/31/96                  11.10     10.99      0.92        0.00        0.00         9.32
--------------------------------------------------------------------------------------------
Inception** -- 7/31/95   10.88     11.10      0.03        0.00        0.07         2.91+
--------------------------------------------------------------------------------------------
 Total                                       $6.63       $0.00       $0.08
--------------------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


   5 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders

 AVERAGE ANNUAL TOTAL RETURNS/(2)/

                                        Without Sales Charges/(1)/
                                    ---------------------------------
                                    Class A  Class B  Class L  Class Y
        ---------------------------------------------------------------
        Six Months Ended 1/31/02+    (2.06)%  (2.32)%  (2.28)%  (1.87)%
        ---------------------------------------------------------------
        Year Ended 1/31/02          (11.04)  (11.51)  (11.41)  (10.60)
        ---------------------------------------------------------------
        Five Years Ended 1/31/02      0.01    (0.51)   (0.44)    0.36
        ---------------------------------------------------------------
        Ten Years Ended 1/31/02        N/A     5.37      N/A      N/A
        ---------------------------------------------------------------
        Inception** through 1/31/02   5.10     5.91     3.58     2.14++
        ---------------------------------------------------------------
                                          With Sales Charges/(3)/
                                    ---------------------------------
                                    Class A  Class B  Class L  Class Y
        ---------------------------------------------------------------
        Six Months Ended 1/31/02+    (6.42)%  (6.47)%  (4.21)%  (1.87)%
        ---------------------------------------------------------------
        Year Ended 1/31/02          (15.00)  (15.06)  (13.09)  (10.60)
        ---------------------------------------------------------------
        Five Years Ended 1/31/02     (0.91)   (0.63)   (0.64)    0.36
        ---------------------------------------------------------------
        Ten Years Ended 1/31/02        N/A     5.37      N/A      N/A
        ---------------------------------------------------------------
        Inception** through 1/31/02   4.57     5.91     3.44     2.14++
        ---------------------------------------------------------------

        -----------------------------------------------------------------
         CUMULATIVE TOTAL RETURNS/(2)/
        -----------------------------------------------------------------

                                              Without Sales Charges/(1)/
        ----------------------------------------------------------------
        Class A (Inception** through 1/31/02)           58.25%
        ---------------------------------------------------------------
        Class B (1/31/92 through 1/31/02)               68.67
        ---------------------------------------------------------------
        Class L (Inception** through 1/31/02)           29.88
        ---------------------------------------------------------------
        Class Y (Inception** through 1/31/02)           13.49++
        ---------------------------------------------------------------

(1)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2)The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(3)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.50% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC occurs. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 +Total return is not annualized, as it may not be representative of the total return for the year.
 ++Performance calculations for Class Y shares use February 5, 1996 as the inception date since all Class Y shares redeemed and new shares in Class Y were not purchased until February 5, 1996.
 *Amount represents less than $0.01 per share.
**Inception dates for Class A, B, L and Y shares are November 6, 1992,
  September 2, 1986, August 24, 1994 and February 5, 1996, respectively.


   6 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders

 SMITH BARNEY HIGH INCOME FUND AT A GLANCE (UNAUDITED)


Growth of $10,000 Invested in Class B Shares of the Smith Barney High Income Fund vs. Salomon Smith Barney High-Yield Market (7-10 Year) Index+
--------------------------------------------------------------------------------
                         January 1992 -- January 2002

                           [CHART]

                             Salomon Smith Barney
             Smith Barney      High-Yield Market
           High Income Fund    (7-10 Year) Index
           ----------------  ---------------------
Jan 1992       10,000               10,000
Jul 1992       11,006               11,275
Jul 1993       13,048               13,198
Jul 1994       13,256               15,380
Jul 1995       14,552               14,976
Jul 1996       15,775               17,969
Jul 1997       18,572               20,052
Jul 1998       20,120               23,037
Jul 1999       19,286               23,342
Jul 2000       19,362               23,203
Jul 2001       17,267               21,957
Jan 2002       16,867               22,368


+Hypothetical illustration of $10,000 invested in Class B shares on January 31, 1992, assuming reinvestment of dividends and capital gains, if any, at net asset value through January 31, 2002. The Salomon Smith Barney High-Yield Market (7-10 Year) Index includes cash-pay and deferred-interest bonds with a remaining maturity of at least seven years, but less than ten years. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.
                           INDUSTRY DIVERSIFICATION*



                                    [CHART]

                             Airlines                          2.3%
                             Alternative Power Generation      3.2%
                             Broadcasting                      2.6%
                             Cable/Satellite Television       12.0%
                             Casinos/Gambling                  5.7%
                             Chemicals: Specialty              3.1%
                             Containers/Packaging              4.5%
                             Electric Utilities                2.7%
                             Hotels/Resort/Cruiselines         3.7%
                             Wireless Telecommunications       5.5%
                             Other                            54.7%
                            INVESTMENT BREAKDOWN++


                           [CHART]


Preferred Stock, Common Stock and Warrants                1.2
Convertible Corporate Bonds                               4.0
Repurchase Agreement                                      4.0
Corporate Bonds and Notes                                90.8




*As a percentage of total corporate bonds and notes. These holdings are as of
 January 31, 2002 and are subject to change.
++As a percentage of total investments. These holdings are as of January 31, 2002 and are subject to change.

  7 Smith Barney High Income Fund  | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED)               JANUARY 31, 2002

  FACE
 AMOUNT+   RATING(a)                                      SECURITY                                            VALUE
----------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 90.8%
Aerospace and Defense -- 0.6%
 1,075,000 B         BE Aerospace, Inc., Sr. Sub. Notes, Series B, 8.000% due 3/1/08                     $        897,625
 3,645,000 B-        Dunlop Standard Aerospace Holdings PLC, Sr. Notes, 11.875% due 5/15/09                     3,704,231
 3,700,000 CCC+      Hexcel Corp., Sr. Sub. Notes, 9.750% due 1/15/09                                           2,164,500
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                6,766,356
-------------------------------------------------------------------------------------------------------------------------
Airlines -- 2.1%
 4,000,000 BB-       Air Canada, Sr. Notes, 10.250% due 3/15/11                                                 2,760,000
 8,721,391 BB        Airplanes Pass-Through Trust, Corporate Asset-Backed Securities, Series 1, Class D,
                       10.875% due 3/15/19                                                                      1,918,706
                     Continental Airlines, Inc., Pass-Through Certificates:
 2,819,518 A          Series 1997-4, Class B, 6.900% due 1/2/17                                                 2,409,090
   769,931 A          Series 1998-1, Class B, 6.748% due 3/15/17                                                  684,818
 1,416,988 BBB        Series 2000-2, Class C, 8.312% due 4/2/11                                                 1,200,881
                      Series 2001-1:
 1,782,871 AA-          Class A-1, 6.703% due 6/15/21                                                           1,677,101
 2,121,362 BBB+         Class C, 7.033% due 6/15/11                                                             1,815,377
                     United Air Lines, Inc., Pass-Through Certificates:
 5,194,128 A-         Series 2000-2, Class B, 7.811% due 10/1/09                                                4,371,638
                      Series 2001-1:
                        Class B:
 2,140,742 BBB+           8.030% due 7/1/11                                                                     1,804,731
 1,008,000 A-             6.932% due 9/1/11                                                                       769,876
 2,210,000 BBB-         Class C, 6.831% due 9/1/08                                                              1,659,821
 2,042,068 A-        US Airways Inc., Pass-Through Certificates, Series 1999-1, 8.360% due 1/20/19              1,838,128
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               22,910,167
-------------------------------------------------------------------------------------------------------------------------
Alternative Power Generation -- 2.9%
                     The AES Corp.:
 3,595,000 Ba1*       Sr. Notes, 8.750% due 12/15/02                                                            3,577,025
11,340,000 Ba3*       Sr. Sub. Notes, 10.250% due 7/15/06                                                       9,809,100
 2,435,000 BB+       Calpine Canada Energy Finance ULC, Guaranteed Sr. Notes, 8.500% due 5/1/08                 2,033,259
                     Calpine Corp., Sr. Notes:
   180,000 BB+        10.500% due 5/15/06                                                                         165,454
 1,830,000 BB+        8.750% due 7/15/07                                                                        1,540,573
14,550,000 BB+        8.625% due 8/15/10                                                                       12,254,825
 2,635,000 BB+        8.500% due 2/15/11                                                                        2,196,749
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               31,576,985
-------------------------------------------------------------------------------------------------------------------------
Aluminum -- 0.3%
                     Kaiser Aluminum & Chemical Corp.:
                      Sr. Notes:
 2,010,000 B            Series B, 10.875% due 10/15/06 (d)                                                      1,356,750
 1,640,000 B            Series D, 10.875% due 10/15/06 (d)                                                      1,107,000
 2,630,000 CCC+       Sr. Sub. Notes, 12.750% due 2/1/03 (d)                                                      802,150
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                3,265,900
-------------------------------------------------------------------------------------------------------------------------
Apparel/Footwear -- 1.1%
                     Levi Strauss & Co.:
 1,240,000 BB-        Notes, 7.000% due 11/1/06                                                                 1,043,150
 1,990,000 BB-        Sr. Notes, 11.625% due 1/15/08                                                            1,990,000
 1,190,000 BBB       Tommy Hilfiger USA, Inc., Guaranteed Notes, 6.500% due 6/1/03                              1,184,522

                      See Notes to Financial Statements.


   8 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002


  FACE
 AMOUNT+   RATING(a)                                     SECURITY                                          VALUE
-------------------------------------------------------------------------------------------------------------------------
Apparel/Footwear -- 1.1% (continued)
 4,825,000 B-        Tropical Sportswear International Corp., Guaranteed Sr. Sub. Notes, Series A,
                       11.000% due 6/15/08                                                            $      4,849,125
 2,520,000 B-        The William Carter Co., Guaranteed Sr. Sub. Notes, 10.875% due 8/15/11                  2,718,450
----------------------------------------------------------------------------------------------------------------------
                                                                                                            11,785,247
----------------------------------------------------------------------------------------------------------------------
Apparel/Footwear - Retail -- 0.1%
 1,365,000 CCC+      J. Crew Operating Corp., Sr. Sub. Notes, 10.375% due 10/15/07                           1,141,481
----------------------------------------------------------------------------------------------------------------------
Auto Parts: O.E.M. -- 0.6%
                     Collins & Aikman Products Co.:
 1,105,000 B          Guaranteed Sr. Notes, 11.500% due 4/15/06                                              1,060,800
 3,395,000 B1*        Sr. Notes, 10.750% due 12/31/11 (b)                                                    3,445,925
 1,805,000 Ba1*      Dana Corp., Sr. Notes, 9.000% due 8/15/11 (b)                                           1,651,324
----------------------------------------------------------------------------------------------------------------------
                                                                                                             6,158,049
----------------------------------------------------------------------------------------------------------------------
Beverages: Non-Alcoholic -- 0.3%
 3,680,000 B+        Cott Beverages Inc., Guaranteed Sr. Sub. Notes, 8.000% due 12/15/11 (b)                 3,735,200
----------------------------------------------------------------------------------------------------------------------
Broadcasting -- 2.4%
10,235,000 B-        Emmis Communications Corp., Sr. Discount Notes, step bond to yield
                       12.482% due 3/15/11                                                                   7,100,531
                     LIN Holdings Corp., Sr. Discount Notes:
 3,190,000 B-         Step bond to yield 13.229% due 3/1/08                                                  2,001,725
   385,000 B-         Step bond to yield 14.892% due 3/1/08                                                    282,975
                     Paxson Communications Corp.:
 3,585,000 B-         Guaranteed Sr. Sub. Notes, 10.750% due 7/15/08                                         3,800,100
 3,015,000 B-         Sr. Discount Notes, step bond to yield 15.541% due 1/15/09 (b)                         1,929,600
 2,815,000 B         Sinclair Broadcast Group, Inc., Sr. Sub. Notes, 8.750% due 12/15/11 (b)                 2,906,488
 1,900,000 B-        Spanish Broadcasting System, Inc., Guaranteed Sr. Sub. Notes, 9.625% due 11/1/09        1,928,500
 2,335,000 CCC+      XM Satellite Radio Inc., Sr. Secured Notes, 14.000% due 3/15/10                         1,762,925
 3,755,000 B         Young Broadcasting Inc., Sr. Notes, 8.500% due 12/15/08 (b)                             3,872,344
----------------------------------------------------------------------------------------------------------------------
                                                                                                            25,585,188
----------------------------------------------------------------------------------------------------------------------
Building Products -- 1.0%
 3,935,000 B         Amatek Industries Property Ltd., Sr. Sub. Notes, 12.000% due 2/15/08                    3,639,875
 4,585,000 B-        Atrium Cos., Inc., Guaranteed Sr. Sub. Notes, Series B, 10.500% due 5/1/09              4,378,675
 3,065,000 B-        Oglebay Norton Co., Sr. Sub. Notes, 10.000% due 2/1/09                                  2,712,525
----------------------------------------------------------------------------------------------------------------------
                                                                                                            10,731,075
----------------------------------------------------------------------------------------------------------------------
Cable/Satellite Television -- 10.9%
                     Adelphia Communications Corp.:
20,455,000 B+         Sr. Discount Notes, Series B, zero coupon bond to yield 12.687% due 1/15/08           10,764,444
                      Sr. Notes:
   950,000 B+           9.750% due 2/15/02                                                                     952,375
 2,625,000 B+           10.250% due 11/1/06                                                                  2,723,438
 3,515,000 B+           8.750% due 10/1/07                                                                   3,427,125
 1,800,000 B+           10.250% due 6/15/11                                                                  1,869,750
 1,320,000 B+           Series B, 9.875% due 3/1/07                                                          1,339,800
 7,450,000 B-        Callahan Nordrhein-Westfalen GmbH, Sr. Discount Notes, step bond to yield
                       17.120% due 7/15/10                                                                   1,508,625

                      See Notes to Financial Statements.


   9 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002


    FACE
   AMOUNT+     RATING(a)                                     SECURITY                                         VALUE
------------------------------------------------------------------------------------------------------------------------
Cable/Satellite Television -- 10.9% (continued)
                         Charter Communications Holdings, LLC/Charter Communications Holdings
                           Capital Corp.:
                            Sr. Discount Notes:
    16,390,000 B+             Step bond to yield 11.745% due 1/15/10                                      $   11,841,775
    24,670,000 B+             Step bond to yield 12.325% due 1/15/11                                          16,652,250
    16,585,000 B+             Step bond to yield 11.775% due 5/15/11                                          10,324,163
     3,405,000 B+           Sr. Notes, 11.125% due 1/15/11                                                     3,600,788
     6,680,000 BB-       CSC Holdings Inc., Sr. Sub. Debentures, 10.500% due 5/15/16                           7,364,700
     9,085,000 B         EchoStar Broadband Corp., Sr. Notes, 10.375% due 10/1/07                              9,720,950
                         EchoStar DBS Corp., Sr. Notes:
     6,425,000 B+         9.125% due 1/15/09 (b)                                                               6,617,750
     3,620,000 B+         9.375% due 2/1/09                                                                    3,764,800
     4,290,000 B-        Insight Communications Co., Inc., Sr. Discount Notes, step bond to yield
                           12.254% due 2/15/11                                                                 2,691,975
     2,965,000 B+        Mediacom Broadband LLC, Guaranteed Sr. Notes, 11.000% due 7/15/13                     3,276,325
2,385,000/EUR/ CCC+      ONO Finance PLC, Sr. Notes, 14.000% due 7/15/10 (c)                                   1,437,559
     1,855,000 B3*       Pegasus Communications Corp., Sr. Notes, Series B, 9.750% due 12/1/06                 1,586,025
     1,855,000 CCC+      Pegasus Satellite Communications, Inc., Sr. Discount Notes, step bond to yield
                           19.832% due 3/1/07                                                                  1,029,525
    10,955,000 BB-       Rogers Cablesystems, Ltd., Guaranteed Sr. Sub. Debentures, 11.000% due 12/1/15       12,379,150
     4,695,000 B         Telewest Communications PLC, Sr. Discount Debentures, 11.000% due 10/1/07             3,227,813
------------------------------------------------------------------------------------------------------------------------
                                                                                                             118,101,105
------------------------------------------------------------------------------------------------------------------------
Casinos/Gambling -- 5.1%
     2,880,000 B-        Alliance Gaming Corp., Guaranteed Sr. Sub. Notes, Series B, 10.000% due 8/1/07        3,042,000
     1,825,000 B-        Ameristar Casinos, Inc., Guaranteed Sr. Sub. Exchange Notes, 10.750% due 2/15/09      2,014,344
     1,745,000 B+        Argosy Gaming Corp., Sr. Sub. Notes, 9.000% due 9/1/11                                1,858,425
     7,665,000 B         Hollywood Casino Corp., Guaranteed Sr. Secured Notes, 11.250% due 5/1/07              8,508,150
                         Mandalay Resort Group:
     5,320,000 BB-        Sr. Sub. Debentures, 7.625% due 7/15/13                                              4,681,600
     3,630,000 BB-        Sr. Sub. Notes, 10.250% due 8/1/07                                                   3,884,100
     4,870,000 BB+       MGM Mirage Inc., Sr. Sub. Notes, 8.375% due 2/1/11                                    4,955,225
    10,545,000 BB+       Park Place Entertainment Corp., Sr. Sub. Notes, 8.125% due 5/15/11                   10,571,362
     1,515,000 Ba3*      Sun International Hotels Ltd., Guaranteed Sr. Sub. Notes, 9.000% due 3/15/07          1,530,150
     7,450,000 Ba3*      Sun International Hotels Ltd./Sun International North America, Inc., Guaranteed
                           Sr. Sub. Notes, 8.625% due 12/15/07                                                 7,412,750
     7,115,000 B-        Venetian Casino Resort, LLC/Las Vegas Sands, Inc., Guaranteed Mortgage Notes,
                           12.250% due 11/15/04                                                                7,364,025
------------------------------------------------------------------------------------------------------------------------
                                                                                                              55,822,131
------------------------------------------------------------------------------------------------------------------------
Chemicals: Agricultural -- 1.6%
     9,430,000 Ba1*      IMC Global Inc., Guaranteed Sr. Notes, Series B, 11.250% due 6/1/11                  10,184,400
     7,250,000 BB-       Terra Capital Inc., Secured Sr. Notes, 12.875% due 10/15/08 (b)                       7,540,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,724,400
------------------------------------------------------------------------------------------------------------------------
Chemicals: Major Diversified -- 1.3%
    51,125,000 B-        Huntsman ICI Holdings LLC, Sr. Discount Notes, zero coupon bond to yield
                           15.491% due 12/31/09                                                               12,014,375
     2,285,000 B         Texas Petrochemicals Corp., Sr. Sub. Notes, 11.125% due 7/1/06                        1,828,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,842,375
------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


  10 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002


    FACE
   AMOUNT+     RATING(a)                                    SECURITY                                         VALUE
-----------------------------------------------------------------------------------------------------------------------
Chemicals: Specialty -- 2.8%
    2,150,000  Ba1*      Airgas, Inc., Guaranteed Sr. Sub. Notes, 9.125% due 10/1/11                    $     2,257,500
    3,350,000  B         Applied Extrusion Technologies, Inc., Guaranteed Sr. Notes, Series B,
                           10.750% due 7/1/11                                                                 3,484,000
    5,690,000  B         Avecia Group PLC, Guaranteed Sr. Notes, 11.000% due 7/1/09                           5,690,000
                         ISP Chemco Inc.:
    3,655,000  BB-        Guaranteed Sr. Notes, Series B, 10.250% due 7/1/11                                  3,819,475
    3,280,000  BB-        Sr. Sub. Notes, 10.250% due 7/1/11 (b)                                              3,427,600
    3,780,000  B+        ISP Holdings Inc., Secured Notes, 10.625% due 12/15/09 (b)                           3,761,100
6,685,000/EUR/ B+        Messer Griesheim GmbH, Sr. Notes, 10.375% due 6/1/11                                 6,049,736
    2,270,000  B+        OM Group, Inc., Sr. Sub. Notes, 9.125% due 12/15/11 (b)                              2,349,450
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             30,838,861
-----------------------------------------------------------------------------------------------------------------------
Coal -- 0.4%
    3,965,000  BB        Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11 (b)                                 4,222,725
-----------------------------------------------------------------------------------------------------------------------
Construction Materials -- 0.7%
    3,780,000  B-        Nortek, Inc., Sr. Sub. Notes, Series B, 9.875% due 6/15/11                           3,831,975
    3,200,000  B2*       Schuler Homes, Inc., Guaranteed Sr. Sub. Notes, 10.500% due 7/15/11                  3,392,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              7,223,975
-----------------------------------------------------------------------------------------------------------------------
Consumer Sundries -- 0.8%
                         American Greetings Corp.:
    2,730,000  BBB-       Notes, 6.100% due 8/1/28                                                            2,315,054
    2,435,000  BB+        Sr. Sub. Notes, 11.750% due 7/15/08                                                 2,453,263
    3,690,000  BB        Sola International Inc., Notes, 6.875% due 3/15/08                                   3,542,171
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              8,310,488
-----------------------------------------------------------------------------------------------------------------------
Containers/Packaging -- 4.1%
    7,550,000  BB        Owens-Brockway Glass Container Inc., Sr. Secured Notes, 8.875% due 2/15/09 (b)       7,550,000
    7,065,000  B+        Owens-Illinois, Inc., Sr. Notes, 7.150% due 5/15/05                                  6,605,775
      545,000  B-        Pliant Corp., Guaranteed Sr. Sub. Notes, 13.000% due 6/1/10                            569,525
                         Sealed Air Corp.:
      550,000  BBB        Guaranteed Sr. Notes, 8.750% due 7/1/08 (b)                                           568,627
    7,110,000  BBB        Notes, 6.950% due 5/15/09 (b)                                                       6,643,548
   14,850,000  B         Stone Container Finance Corp., Guaranteed Sr. Notes, 11.500% due 8/15/06 (b)        16,019,438
    3,822,000  B-        Sweetheart Cup Co., Inc., Guaranteed Sr. Sub. Notes, 10.500% due 9/1/03              3,764,670
    2,585,000  B-        Tekni-Plex, Inc., Sr. Sub. Notes, Series B, 12.750% due 6/15/10                      2,559,150
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             44,280,733
-----------------------------------------------------------------------------------------------------------------------
Contract Drilling -- 0.5%
    5,025,000  BB        Pride International, Inc., Sr. Notes, 10.000% due 6/1/09                             5,452,125
-----------------------------------------------------------------------------------------------------------------------
Department Stores -- 0.6%
                         J.C. Penney Co., Inc.:
    1,780,000  BBB-       Debentures, 6.900% due 8/15/26                                                      1,736,568
    2,830,000  BBB-       Notes, 6.125% due 11/15/03                                                          2,716,452
    2,397,000  BB        Saks Inc., Sr. Notes, 9.875% due 10/1/11 (b)                                         2,145,315
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              6,598,335
-----------------------------------------------------------------------------------------------------------------------
Discount Chains -- 0.3%
    5,290,508  Baa3*     Kmart Corp., Pass-Through Certificates, Sr. Notes, 8.540% due 1/2/15                 2,909,779
-----------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


  11 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002


  FACE
 AMOUNT+   RATING(a)                                 SECURITY                                      VALUE
-----------------------------------------------------------------------------------------------------------------
Drug Store Chains -- 0.4%
                     Rite Aid Corp.:
 4,740,000 B-         Notes, 7.125% due 1/15/07                                               $      2,607,000
 2,650,000 B-         Sr. Notes, 7.625% due 4/15/05                                                  1,510,500
--------------------------------------------------------------------------------------------------------------
                                                                                                     4,117,500
--------------------------------------------------------------------------------------------------------------
Electric Utilities -- 2.5%
 5,540,000 BB+       Avista Corp., Sr. Notes, 9.750% due 6/1/08                                      5,821,698
                     CMS Energy Corp., Sr. Notes:
 1,830,000 BB         7.625% due 11/15/04                                                            1,841,674
 1,790,000 BB         9.875% due 10/15/07                                                            1,937,927
 7,305,000 Ba2*      Mission Energy Holding Co., Sr. Secured Notes, 13.500% due 7/15/08              8,126,812
 7,550,000 Ba3*      Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10                       8,946,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    26,674,861
--------------------------------------------------------------------------------------------------------------
Electronic Components -- 0.7%
 3,373,000 BB-       Celestica International Inc., Sr. Sub. Notes, 10.500% due 12/31/06              3,558,515
 4,335,000 Baa2*     Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08                      3,763,174
--------------------------------------------------------------------------------------------------------------
                                                                                                     7,321,689
--------------------------------------------------------------------------------------------------------------
Electronic Distributors -- 0.3%
 4,575,000 Baa1*     Arrow Electronics Inc., Sr. Debentures, 6.875% due 6/1/18                       3,607,959
--------------------------------------------------------------------------------------------------------------
Electronic Equipment/Instruments -- 0.3%
 3,798,000 Ba1*      Xerox Corp., Medium-Term Notes, Series E, 5.250% due 12/15/03                   3,475,170
--------------------------------------------------------------------------------------------------------------
Electronics/Appliances -- 0.6%
 3,066,000 B3*       Remington Product Co., LLC, Sr. Sub. Notes, 11.000% due 5/15/06                 2,552,445
                     Salton Inc.:
   395,000 B          Guaranteed Sr. Sub. Notes, 10.750% due 12/15/05                                  395,000
 3,100,000 B          Sr. Sub. Notes, 12.250% due 4/15/08                                            3,224,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     6,171,445
--------------------------------------------------------------------------------------------------------------
Engineering and Construction -- 0.4%
 7,720,000 BB-       Foster Wheeler Ltd., Notes, 6.750% due 11/15/05                                 4,246,000
--------------------------------------------------------------------------------------------------------------
Environmental Services -- 1.4%
                     Allied Waste North America, Inc.:
 3,045,000 B+         Guaranteed Sr. Sub. Notes, Series B, 10.000% due 8/1/09                        3,102,094
 5,610,000 BB-        Sr. Notes, 8.500% due 12/1/08 (b)                                              5,750,250
 5,750,000 B+        URS Corp., Sr. Sub. Notes, Series B, 12.250% due 5/1/09                         5,893,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    14,746,094
--------------------------------------------------------------------------------------------------------------
Finance/Rental/Leasing -- 1.6%
 4,575,000 BBB-      Avis Group Holdings, Inc., Guaranteed Sr. Sub. Notes, 11.000% due 5/1/09        5,009,625
 6,455,000 BB        United Rentals (North America) Inc., Guaranteed Sr. Notes, Series B,
                       10.750% due 4/15/08                                                           7,003,675
 5,540,000 B-        Williams Scottsman, Inc., Guaranteed Sr. Notes, 9.875% due 6/1/07               5,567,700
--------------------------------------------------------------------------------------------------------------
                                                                                                    17,581,000
--------------------------------------------------------------------------------------------------------------
Financial Conglomerates -- 1.0%
27,900,000 NR        Finova Group Inc., Notes, 7.500% due 11/15/09                                  10,602,000
--------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


  12 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002


  FACE
 AMOUNT+   RATING(a)                                        SECURITY                                              VALUE
--------------------------------------------------------------------------------------------------------------------------------
Food Distributors -- 1.4%
 2,195,000 B-        Carrols Corp., Sr. Sub. Notes, 9.500% due 12/1/08                                       $      2,115,431
                     Fleming Cos., Inc.:
 1,320,000 BB-        Guaranteed Sr. Notes, 10.125% due 4/1/08                                                      1,333,200
 3,880,000 B          Guaranteed Sr. Sub. Notes, Series B, 10.625% due 7/31/07                                      3,686,000
 9,540,000 Baa2*     SC International Services, Inc., Guaranteed Sr. Sub. Notes, Series B, 9.250% due 9/1/07        7,918,200
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   15,052,831
-----------------------------------------------------------------------------------------------------------------------------
Foods: Major Diversified -- 2.0%
                     Aurora Foods Inc., Sr. Sub. Notes:
                      Series B:
 2,470,000 CCC+         9.875% due 2/15/07                                                                          2,432,950
 5,115,000 CCC+         8.750% due 7/1/08                                                                           4,859,250
 9,050,000 CCC+       Series D, 9.875% due 2/15/07                                                                  8,914,250
 2,040,000 Baa2*     Dean Foods Co., Sr. Notes, 6.900% due 10/15/17                                                 1,640,741
 3,510,000 B2*       Michael Foods, Inc., Sr. Sub. Notes, Series B, 11.750% due 4/1/11                              3,825,900
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   21,673,091
-----------------------------------------------------------------------------------------------------------------------------
Foods: Meat/Fish/Dairy -- 0.7%
 4,380,000 BB        Land O' Lakes Inc., Sr. Notes, 8.750% due 11/15/11 (b)                                         4,336,200
 4,120,000 A-        Tyson Foods, Inc., Sr. Notes, 7.000% due 1/15/28                                               3,682,435
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    8,018,635
-----------------------------------------------------------------------------------------------------------------------------
Foods: Retail -- 0.8%
                     The Great Atlantic & Pacific Tea Co.:
 4,495,000 BB         Notes, 7.750% due 4/15/07                                                                     4,416,338
 3,690,000 BB         Sr. Notes, 9.125% due 12/15/11                                                                3,819,150
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    8,235,488
-----------------------------------------------------------------------------------------------------------------------------
Forest Products -- 0.7%
 7,150,000 Ba2*      Louisiana-Pacific Corp., Sr. Sub. Notes, 10.875% due 11/15/08                                  7,114,250
-----------------------------------------------------------------------------------------------------------------------------
Homebuilding -- 1.9%
                     D.R. Horton, Inc.:
 2,190,000 Ba1*       Guaranteed Sr. Notes, 8.000% due 2/1/09                                                       2,222,850
 3,875,000 Ba2*       Sr. Sub. Notes, 9.375% due 3/15/11                                                            4,020,312
 2,861,000 BB-       KB Home, Sr. Sub. Notes, 9.500% due 2/15/11                                                    3,004,050
 7,620,000 BB+       Lennar Corp., Guaranteed Sr. Notes, Series B, 9.950% due 5/1/10                                8,362,950
 2,290,000 B1*       Meritage Corp., Guaranteed Sr. Notes, 9.750% due 6/1/11                                        2,404,500
   295,000 BB        Ryland Group, Inc., Sr. Notes, 9.750% due 9/1/10                                                 315,650
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   20,330,312
-----------------------------------------------------------------------------------------------------------------------------
Hotels/Resort/Cruiselines -- 3.3%
 3,065,000 Ba3*      Courtyard By Marriott II L.P./ Courtyard Finance Co., Sr. Secured Notes, Series B,
                       10.750% due 2/1/08                                                                           3,149,288
 3,105,000 BBB-      Hilton Hotels Corp., Sr. Notes, 7.950% due 4/15/07                                             3,124,782
 4,575,000 BB-       HMH Properties, Inc., Guaranteed Sr. Notes, Series A, 7.875% due 8/1/05                        4,517,813
16,550,000 B+        Intrawest Corp., Sr. Notes, 10.500% due 2/1/10                                                17,046,500
 3,465,000 BBB-      ITT Corp., Sr. Notes, 6.750% due 11/15/05                                                      3,449,286
 4,780,000 B         Vail Resorts, Inc., Sr. Sub. Notes, 8.750% due 5/15/09 (b)                                     4,809,875
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   36,097,544
-----------------------------------------------------------------------------------------------------------------------------
Household/Personal Care -- 0.3%
 3,820,000 B-        Revlon Consumer Products Corp., Sr. Notes, 12.000% due 12/1/05 (b)                             3,705,400
-----------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


  13 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002


    FACE
   AMOUNT+     RATING(a)                                     SECURITY                                        VALUE
----------------------------------------------------------------------------------------------------------------------
Industrial Machinery -- 0.3%
       654,000 B         Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10                             $    735,750
2,445,000/EUR/ B+        The Manitowoc Co., Inc., Sr. Sub. Notes, 10.375% due 5/15/11 (c)                    2,206,038
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,941,788
----------------------------------------------------------------------------------------------------------------------
Major Telecommunications -- 0.5%
     5,530,000 BB        PanAmSat Corp., Guaranteed Sr. Notes, 8.500% due 2/1/12 (b)                         5,543,825
----------------------------------------------------------------------------------------------------------------------
Media Conglomerates -- 0.2%
     1,895,000 B3*       The Ackerley Group, Inc., Sr. Sub. Notes, Series B, 9.000% due 1/15/09              2,037,125
----------------------------------------------------------------------------------------------------------------------
Medical Distributors -- 0.4%
     4,140,000 B         Physician Sales & Service, Inc., Guaranteed Sr. Sub. Notes, 8.500% due 10/1/07      4,181,400
----------------------------------------------------------------------------------------------------------------------
Medical/Nursing Services -- 1.0%
                         HEALTHSOUTH Corp., Sr. Notes:
     2,940,000 BBB-       6.875% due 6/15/05                                                                 2,926,023
     3,660,000 BBB-       8.375% due 10/1/11                                                                 3,788,100
     4,420,000 B         Per-Se Technologies, Inc., Guaranteed Sr. Notes, Series B, 9.500% due 2/15/05       4,088,500
----------------------------------------------------------------------------------------------------------------------
                                                                                                            10,802,623
----------------------------------------------------------------------------------------------------------------------
Medical Specialties -- 1.6%
                         Alaris Medical Systems, Inc.:
     4,975,000 B-         Guaranteed Sr. Sub. Notes, 9.750% due 12/1/06                                      4,763,563
     1,810,000 B+         Sr. Secured Notes, Series B, 11.625% due 12/1/06                                   1,995,525
     4,000,000 B3*       Hanger Orthopedic Group, Inc., Sr. Sub. Notes, 11.250% due 6/15/09                  3,905,000
     3,660,000 B         Res-Care, Inc., Sr. Notes, 10.625% due 11/15/08 (b)                                 3,696,600
     3,670,000 B-        Universal Hospital Services, Inc., Sr. Exchange Notes, 10.250% due 3/1/08           3,468,150
----------------------------------------------------------------------------------------------------------------------
                                                                                                            17,828,838
----------------------------------------------------------------------------------------------------------------------
Miscellaneous Commercial Services -- 0.6%
     2,130,000 B2*       Intertek Finance PLC, Guaranteed Sr. Sub. Notes, Series B, 10.250% due 11/1/06      2,140,650
     5,815,000 B-        Outsourcing Solutions Inc., Sr. Sub. Notes, Series B, 11.000% due 11/1/06           4,913,675
----------------------------------------------------------------------------------------------------------------------
                                                                                                             7,054,325
----------------------------------------------------------------------------------------------------------------------
Miscellaneous Manufacturing -- 0.6%
     3,235,000 A3*       Cooper Tire & Rubber Co., Notes, 7.625% due 3/15/27                                 2,787,337
     6,250,000 B2*       Park-Ohio Industries, Inc., Sr. Sub. Notes, 9.250% due 12/1/07                      4,062,500
----------------------------------------------------------------------------------------------------------------------
                                                                                                             6,849,837
----------------------------------------------------------------------------------------------------------------------
Movies/Entertainment -- 1.7%
                         AMC Entertainment Inc., Exchange Sr. Sub. Notes:
     6,235,000 CCC-       9.500% due 3/15/09                                                                 5,985,600
     2,640,000 CCC-       9.500% due 2/1/11                                                                  2,534,400
    10,965,000 B         Six Flags, Inc., Sr. Discount Notes, step bond to yield 11.232% due 4/1/08         10,032,975
----------------------------------------------------------------------------------------------------------------------
                                                                                                            18,552,975
----------------------------------------------------------------------------------------------------------------------
Oil and Gas Pipelines -- 0.3%
     2,895,000 BB-       Leviathan Gas Pipeline Partners, L.P./Leviathan Finance Corp., Sr. Sub. Notes,
                           Series B, 10.375% due 6/1/09                                                      3,083,175
----------------------------------------------------------------------------------------------------------------------
Oil and Gas Production -- 1.8%
     6,630,000 B+        Forest Oil Corp., Guaranteed Sr. Sub. Notes, 10.500% due 1/15/06                    7,027,800
     2,700,000 B         Houston Exploration Co., Sr. Sub. Notes, Series B, 8.625% due 1/1/08                2,740,500
     1,065,000 B         Plains Resources, Inc., Guaranteed Sr. Sub. Notes, Series B, 10.250% due 3/15/06    1,091,625
     3,645,000 Caa1*     RAM Energy, Inc., Sr. Notes, 11.500% due 2/15/08                                    2,751,975

                      See Notes to Financial Statements.


  14 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002


  FACE
 AMOUNT+   RATING(a)                                      SECURITY                                         VALUE
--------------------------------------------------------------------------------------------------------------------
Oil and Gas Production -- 1.8% (continued)
 1,640,000 B-        Range Resources Corp., Guaranteed Sr. Sub. Notes, 8.750% due 1/15/07               $  1,582,600
 2,125,000 B         Stone Energy Corp., Guaranteed Sr. Sub. Notes, 8.750% due 9/15/07                     2,199,375
 2,520,000 BB-       Vintage Petroleum, Inc., Sr. Sub. Notes, 9.750% due 6/30/09                           2,545,200
--------------------------------------------------------------------------------------------------------------------
                                                                                                          19,939,075
--------------------------------------------------------------------------------------------------------------------
Oil Refining/Marketing -- 0.6%
 2,900,000 BB-       Pennzoil-Quaker State Co., Sr. Notes, 10.000% due 11/1/08 (b)                         3,088,500
 3,645,000 BB-       Tesoro Petroleum Corp., Sr. Sub. Notes, 9.625% due 11/1/08 (b)                        3,754,350
--------------------------------------------------------------------------------------------------------------------
                                                                                                           6,842,850
--------------------------------------------------------------------------------------------------------------------
Oilfield Services/Equipment -- 0.5%
 2,220,000 BB        Compagnie Generale de Geophysique S.A., Sr. Notes, 10.625% due 11/15/07               2,275,500
 3,000,000 BB-       SESI LLC, Guaranteed Sr. Notes, 8.875% due 5/15/11                                    2,838,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                           5,114,250
--------------------------------------------------------------------------------------------------------------------
Other Consumer Services -- 1.5%
 3,025,000 B         Coinmach Corp., Sr. Notes, 9.000% due 2/1/10 (b)                                      3,093,063
                     Service Corp. International:
 4,330,000 BB-        Debentures, 7.875% due 2/1/13                                                        3,799,575
                      Notes:
 2,860,000 BB-          6.875% due 10/1/07                                                                 2,559,700
 2,895,000 BB-          6.500% due 3/15/08                                                                 2,518,650
 4,080,000 B+        Stewart Enterprises, Inc., Guaranteed Sr. Sub. Notes, 10.750% due 7/1/08              4,447,200
--------------------------------------------------------------------------------------------------------------------
                                                                                                          16,418,188
--------------------------------------------------------------------------------------------------------------------
Other Metals/Minerals -- 0.3%
 3,790,000 BBB-      Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11                                      3,725,835
--------------------------------------------------------------------------------------------------------------------
Precious Metals -- 0.5%
 4,915,000 BBB       Newmont Mining Corp., Sr. Notes, 8.625% due 5/15/11                                   5,038,450
--------------------------------------------------------------------------------------------------------------------
Property/Casualty Insurance -- 0.4%
 3,690,000 Ba1*      Markel Capital Trust I, Guaranteed Capital Securities, Series B, 8.710% due 1/1/46    2,595,719
 3,010,000 BBB-      PXRE Capital Trust I, Guaranteed Capital Trust, Pass-Through Securities,
                       8.850% due 2/1/27                                                                   1,570,883
--------------------------------------------------------------------------------------------------------------------
                                                                                                           4,166,602
--------------------------------------------------------------------------------------------------------------------
Publishing: Books/Magazines -- 1.2%
12,215,000 BB-       Quebecor Media Inc., Sr. Notes, 11.125% due 7/15/11                                  13,283,812
--------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers -- 1.5%
 4,637,000 B+        Garden State Newspapers, Inc., Sr. Sub. Notes, Series B, 8.750% due 10/1/09           4,613,815
                     Hollinger International Publishing Inc., Guaranteed Sr. Sub. Notes:
 2,955,000 Ba3*       9.250% due 2/1/06                                                                    3,014,100
 1,595,000 Ba3*       9.250% due 3/15/07                                                                   1,626,900
 7,350,000 B         Hollinger Participation, Sr. Notes, 12.125% due 11/15/10 (b)                          6,651,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                          15,906,565
--------------------------------------------------------------------------------------------------------------------
Pulp and Paper -- 1.3%
 3,635,000 BBB       Bowater Canada Finance Corp., Guaranteed Sr. Notes, 7.950% due 11/15/11 (b)           3,707,711
 4,270,000 B+        Buckeye Technologies Inc., Sr. Sub. Notes, 8.000% due 10/15/10                        3,864,350
 7,510,000 BBB-      Georgia-Pacific Corp., Sr. Notes, 7.500% due 5/15/06                                  6,888,179
--------------------------------------------------------------------------------------------------------------------
                                                                                                          14,460,240
--------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts -- 1.0%
 6,395,000 BB-       Host Marriot L.P., Sr. Notes, 9.500% due 1/15/07 (b)                                  6,698,762
 4,055,000 BB-       Meditrust, Exercisable Put Option Securities, 7.114% due 8/15/04 (b)                  3,984,037
--------------------------------------------------------------------------------------------------------------------
                                                                                                          10,682,799
--------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


  15 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)     JANUARY 31, 2002


    FACE
   AMOUNT+     RATING(a)                                    SECURITY                                        VALUE
---------------------------------------------------------------------------------------------------------------------
Recreational Products -- 0.7%
     9,860,000 BB        Hasbro, Inc., Debentures, 6.600% due 7/15/28                                    $  7,431,975
---------------------------------------------------------------------------------------------------------------------
Restaurants -- 0.4%
     3,995,000 Ba3*      Sbarro, Inc., Guaranteed Sr. Notes, 11.000% due 9/15/09                            4,014,975
---------------------------------------------------------------------------------------------------------------------
Savings Banks -- 1.6%
     7,890,000 B3*       Ocwen Capital Trust I, Guaranteed Capital Securities, 10.875% due 8/1/27           6,272,550
     3,950,000 B+        Ocwen Federal Bank FSB, Sub. Debentures, 12.000% due 6/15/05                       3,851,250
     7,710,000 B+        Ocwen Financial Corp., Notes, 11.875% due 10/1/03                                  7,594,350
---------------------------------------------------------------------------------------------------------------------
                                                                                                           17,718,150
---------------------------------------------------------------------------------------------------------------------
Semiconductors -- 0.5%
     5,660,000 B         Fairchild Semiconductor Corp., Sr. Sub. Notes, 10.125% due 3/15/07                 5,928,850
---------------------------------------------------------------------------------------------------------------------
Services to Health Industry -- 0.3%
     3,675,000 B+        US Oncology, Inc., Sr. Sub. Notes, 9.625% due 2/1/12 (b)                           3,675,000
---------------------------------------------------------------------------------------------------------------------
Specialty Stores -- 0.8%
     4,550,000 B-        Advance Stores Co. Inc., Sr. Sub. Notes, Series B, 10.250% due 4/15/08             4,760,438
                         The Pep Boys -- Manny, Moe & Jack, Medium-Term Notes, Series A:
     1,910,000 BB-        6.710% due 11/3/04                                                                1,814,500
     1,830,000 BB-        6.520% due 7/16/07                                                                1,830,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            8,404,938
---------------------------------------------------------------------------------------------------------------------
Specialty Telecommunications -- 1.7%
                         FLAG Telecom Holdings Ltd., Sr. Notes:
     3,825,000 B          11.625% due 3/30/10                                                               1,013,625
3,590,000/EUR/ B          11.625% due 3/30/10 (c)                                                             879,193
     3,570,000 B-        GT Group Telecom Inc., Sr. Discount Exchange Notes, step bond to yield
                           16.403% due 2/1/10                                                                 481,950
                         Metromedia Fiber Network, Inc., Sr. Notes:
     6,955,000 NR         14.000% due 3/15/07 (b)                                                           5,320,575
    17,680,000 Caa3*      Series B, 10.000% due 11/15/08                                                    5,922,800
     7,835,000 Caa1*     Tele1 Europe B.V., Sr. Notes, 13.000% due 5/15/09                                  2,546,375
     3,355,000 B2*       Time Warner Telecom LLC/Time Warner Telecom Inc., Sr. Notes, 9.750% due 7/15/08    2,331,725
---------------------------------------------------------------------------------------------------------------------
                                                                                                           18,496,243
---------------------------------------------------------------------------------------------------------------------
Tobacco -- 0.5%
     1,090,000 NR        DIMON Inc., Sr. Notes, 9.625% due 10/15/11 (b)                                     1,144,500
     4,190,000 BB        Standard Commercial Tobacco Co., Inc., Guaranteed Sr. Notes, 8.875% due 8/1/05     4,273,800
---------------------------------------------------------------------------------------------------------------------
                                                                                                            5,418,300
---------------------------------------------------------------------------------------------------------------------
Trucks/Construction/Farm Machinery -- 0.7%
     5,460,000 B         Columbus McKinnon Corp., Sr. Sub. Notes, 8.500% due 4/1/08                         4,968,600
     2,180,000 BBB-      Navistar International Corp., Sr. Notes, Series B, 9.375% due 6/1/06               2,321,700
---------------------------------------------------------------------------------------------------------------------
                                                                                                            7,290,300
---------------------------------------------------------------------------------------------------------------------
Wireless Telecommunications -- 5.0%
     4,270,000 Caa1*     AirGate PCS, Inc., Sr. Sub. Notes, step bond to yield 16.264% due 10/1/09          2,956,975
     5,130,000 Caa1*     Alamosa PCS Holdings, Inc., Guaranteed Sr. Discount Notes, step bond to yield
                           12.604% due 2/15/10                                                              2,744,550
                         Crown Castle International Corp.:
     3,150,000 B          Sr. Discount Notes, step bond to yield 10.308% due 5/15/11                        1,653,750
     7,625,000 B          Sr. Notes, 10.750% due 8/1/11                                                     6,671,875
     3,545,000 B3*       Dobson/Sygnet Communications Co., Sr. Notes, 12.250% due 12/15/08                  3,669,075

                      See Notes to Financial Statements.


  16 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)     JANUARY 31, 2002


    FACE
   AMOUNT+     RATING(a)                                   SECURITY                                       VALUE
-------------------------------------------------------------------------------------------------------------------
Wireless Telecommunications -- 5.0% (continued)
     4,515,000 Caa1*     Horizon PCS, Inc., Guaranteed Sr. Sub. Discount Notes, step bond to yield
                           15.230% due 10/1/10                                                         $  2,076,900
     2,735,000 Caa1*     IWO Holdings, Inc., Guaranteed Sr. Notes, 14.000% due 1/15/11                    2,721,325
     9,795,000 B-        Millicom International Cellular S.A., Sr. Discount Notes, 13.856% due 6/1/06     6,611,625
                         Nextel Communications, Inc.:
    10,910,000 B1*        Sr. Redeemable Discount Notes, step bond to yield 10.833% due 9/15/07           8,155,225
    18,370,000 B1*        Sr. Serial Redeemable Discount Notes, step bond to yield 12.763% due 2/15/08   12,170,125
                         VoiceStream Wireless Corp./VoiceStream Wireless Holdings:
     2,096,000 A-         Sr. Discount Notes, step bond to yield 13.961% due 11/15/09                     1,854,960
     2,417,187 A-         Sr. Notes, 10.375% due 11/15/09                                                 2,767,679
-------------------------------------------------------------------------------------------------------------------
                                                                                                         54,054,064
-------------------------------------------------------------------------------------------------------------------
                         TOTAL CORPORATE BONDS AND NOTES
                         (Cost -- $1,030,009,123)                                                       984,641,321
-------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS -- 4.0%
Alternative Power Generation -- 0.1%
     1,180,000 B-        Covanta Energy Corp., Euro-Dollar Notes, 6.000% due 6/1/02                         633,977
-------------------------------------------------------------------------------------------------------------------
Cable/Satellite Television -- 0.2%
2,890,000/GBP/ B         Telewest Communications PLC, Sr. Notes, 5.250% due 2/19/07 (b)(c)                2,218,636
-------------------------------------------------------------------------------------------------------------------
Computer Processing Hardware -- 0.3%
     4,590,000 B2*       Vitesse Semiconductor Corp., Sub. Debentures, 4.000% due 3/15/05                 3,735,112
-------------------------------------------------------------------------------------------------------------------
Contract Drilling -- 0.2%
     2,775,000 B-        Parker Drilling Co., Sub. Notes, 5.500% due 8/1/04                               2,483,625
-------------------------------------------------------------------------------------------------------------------
Drug Store Chains -- 0.1%
     1,810,000 B-        Rite Aid Corp., Sr. Notes, 4.750% due 12/1/06 (b)                                1,115,412
-------------------------------------------------------------------------------------------------------------------
Electronic Components -- 1.1%
     5,545,000 Ba2*      Celestica Inc., Liquid Yield Option Notes, zero coupon bond to yield
                           11.570% due 8/1/20                                                             2,495,250
     4,795,000 Ba3*      LSI Logic Corp., Sub. Notes, 4.000% due 2/15/05                                  4,165,656
     9,375,000 Ba2*      Sanmina Corp., Sub. Debentures, zero coupon bond to yield 10.393% due 9/12/20    3,539,063
     3,645,000 BB+       Solectron Corp., Liquid Yield Option Notes, zero coupon bond to yield
                           5.000% due 5/8/20                                                              2,073,094
-------------------------------------------------------------------------------------------------------------------
                                                                                                         12,273,063
-------------------------------------------------------------------------------------------------------------------
Electronic Production Equipment -- 0.3%
     4,350,000 B-        Amkor Technology, Inc., Sub. Notes, 5.000% due 3/15/07                           3,132,000
-------------------------------------------------------------------------------------------------------------------
Medical Specialties -- 0.6%
     5,905,000 B-        Total Renal Care Holdings, Inc., Sub. Notes, 7.000% due 5/15/09                  5,956,669
-------------------------------------------------------------------------------------------------------------------
Semiconductors -- 0.8%
     4,787,000 Ba3*      Cypress Semiconductor Corp., Sub. Notes, 3.750% due 7/1/05                       4,104,853
       885,000 B         TranSwitch Corp., Notes, 4.500% due 9/12/05                                        533,212
     5,780,000 CCC+      TriQuint Semiconductor, Inc., Sub. Notes, 4.000% due 3/1/07                      4,291,650
-------------------------------------------------------------------------------------------------------------------
                                                                                                          8,929,715
-------------------------------------------------------------------------------------------------------------------
Specialty Telecommunications -- 0.3%
6,705,000/EUR/ B+        COLT Telecom Group PLC, Sr. Notes, 2.000% due 4/3/07 (b)(c)                      2,891,646
-------------------------------------------------------------------------------------------------------------------
                         TOTAL CONVERTIBLE CORPORATE BONDS
                         (Cost -- $44,699,370)                                                           43,369,855
-------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


  17 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002



 SHARES                                       SECURITY                                       VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCK (e) -- 0.1%
Electronic Components -- 0.0%
  9,100    Motorola Inc., 7% Equity Security Units                                        $    395,304
------------------------------------------------------------------------------------------------------
Foods: Major Diversified -- 0.1%
185,784    Aurora Foods Inc.                                                                   910,342
------------------------------------------------------------------------------------------------------
Specialty Telecommunications -- 0.0%
131,718    McLeodUSA Inc., Class A Shares                                                       23,709
 18,375    Pagemart Nationwide Inc. (b)                                                            184
130,265    Song Networks Holding AB, ADR                                                       100,304
------------------------------------------------------------------------------------------------------
                                                                                               124,197
------------------------------------------------------------------------------------------------------
Wireless Communications -- 0.0%
  8,161    Crown Castle International Corp.                                                     59,330
------------------------------------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $1,526,929)                                                              1,489,173
------------------------------------------------------------------------------------------------------

 SHARES                                       SECURITY                                       VALUE
------------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 1.1%
Aerospace and Defense -- 0.0%
  3,950    Northrop Grumman Corp., 7.250% Equity Security Units                                475,580
------------------------------------------------------------------------------------------------------
Electronic Components -- 0.0%
 12,872    Viasystems Inc., Payment-in-kind, Series B                                              129
------------------------------------------------------------------------------------------------------
Hospital/Nursing Management -- 0.6%
 58,740    Fresenius Medical Care Capital Trust I, Guaranteed Trust Preferred Securities,
             9.000% due 12/1/06                                                              6,138,330
------------------------------------------------------------------------------------------------------
Major Telecommunications -- 0.4%
  5,856    Broadwing Communications Services Inc., 12.500% Jr. Exchangeable, Series B        3,755,160
------------------------------------------------------------------------------------------------------
Wireless Telecommunications -- 0.1%
 42,500    Crown Castle International Corp., 6.250% Convertible                                950,937
  2,310    Dobson Communications Corp., 13.000% Sr. Exchangeable                               210,787
 12,500    Global Crossing Ltd., 6.250% Cumulative Convertible (d)                              26,563
------------------------------------------------------------------------------------------------------
                                                                                             1,188,287
------------------------------------------------------------------------------------------------------
           TOTAL PREFERRED STOCK
           (Cost -- $15,141,001)                                                            11,557,486
------------------------------------------------------------------------------------------------------
WARRANTS                                      SECURITY                                       VALUE
------------------------------------------------------------------------------------------------------
WARRANTS (e) -- 0.0%
Commercial Printing/Forms -- 0.0%
  3,775    Merrill Corp., Expire 5/1/09                                                            378
------------------------------------------------------------------------------------------------------
Containers/Packaging -- 0.0%
    545    Pliant Corp., Expire 6/1/10 (b)                                                         845
------------------------------------------------------------------------------------------------------
Internet Software/Services -- 0.0%
  3,650    Cybernet Internet Services International, Inc., Expire 7/1/09 (b)                         5
 12,360    WAM!Net Inc., Expire 3/1/05 (b)                                                         124
------------------------------------------------------------------------------------------------------
                                                                                                   129
------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


  18 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)     JANUARY 31, 2002


  WARRANTS                                                 SECURITY                                          VALUE
-----------------------------------------------------------------------------------------------------------------------
Specialty Telecommunications -- 0.0%
       3,305          GT Group Telecom Inc., Expire 2/1/10 (b)                                           $       14,872
       9,550          RSL Communications, Ltd., Expire 11/15/06                                                   1,343
      37,490          WebLink Wireless, Inc., Expire 12/31/03                                                       375
--------------------------------------------------------------------------------------------------------------------
                                                                                                                 16,590
--------------------------------------------------------------------------------------------------------------------
Wireless Telecommunications -- 0.0%
       2,440          Horizon PCS, Inc., Expire 10/1/10 (b)                                                      73,505
      10,475          Iridium World Communications Ltd., Expire 7/15/05 (b)                                         105
       2,735          IWO Holdings Inc., Expire 1/15/11 (b)                                                     109,742
--------------------------------------------------------------------------------------------------------------------
                                                                                                                183,352
--------------------------------------------------------------------------------------------------------------------
                      TOTAL WARRANTS
                      (Cost -- $2,573,195)                                                                      201,294
--------------------------------------------------------------------------------------------------------------------

    FACE
   AMOUNT                                                  SECURITY                                          VALUE
-----------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.0%
$ 43,273,000          Goldman, Sachs & Co., 1.880% due 2/1/02; Proceeds at maturity -- $43,275,260;
                        (Fully collateralized by U.S. Treasury Notes, Bonds and Inflation-Indexed Notes,
                        3.375% to 14.250% due 2/15/02 to 4/15/32; Market value -- $44,138,487)
                        (Cost -- $43,273,000)                                                                43,273,000
--------------------------------------------------------------------------------------------------------------------
                      TOTAL INVESTMENTS -- 100%
                      (Cost -- $1,137,222,618**)                                                         $1,084,532,129
--------------------------------------------------------------------------------------------------------------------

 +  Face amount in U.S. dollars unless otherwise indicated.
(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c) Security is segregated for open forward foreign currency contracts.
(d) Security is in default.
(e) Non-income producing security.
**  Aggregate cost for Federal income tax purposes is substantially the same.

  Currency abbreviations used in this schedule:
  EUR  -- Euro
  GBP  -- British Pound

  See page 20 for definitions of ratings.

                      See Notes to Financial Statements.


  19 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders

 BOND RATINGS (UNAUDITED)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign, which is used to show relative standing within the major rating categories.

AA           -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A            -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB          -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B and CCC-- Bonds rated "BB", "B" and "CCC" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B", and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D            -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "A" through "Ca", where 1 is the highest and 3 the lowest rating within its generic category.

A            -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa          -- Bonds rated "Baa" are considered to be medium grade
                obligations; that is they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

Ba           -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby may not well characterize bonds in this class.

B            -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

Caa          -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Ca           -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

NR           -- Indicates that the bond is not rated by Standard & Poor's or
                Moody's.



  20 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)   JANUARY 31, 2002



ASSETS:
   Investments, at value (Cost -- $1,137,222,618)                                 $1,084,532,129
   Foreign currency, at value (Cost -- $147,801)                                         143,460
   Cash                                                                                      612
   Dividends and interest receivable                                                  23,175,186
   Receivable for securities sold                                                      9,114,293
   Receivable for Fund shares sold                                                     1,193,084
   Receivable for open forward foreign currency contracts (Note 8)                       545,943
------------------------------------------------------------------------------------------------
   Total Assets                                                                    1,118,704,707
------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                                   10,725,837
   Investment advisory fee payable                                                       453,258
   Administration fee payable                                                            181,303
   Distribution fees payable                                                             119,975
   Payable for Fund shares purchased                                                      61,760
   Payable for open forward foreign currency contracts (Note 8)                           52,120
   Accrued expenses                                                                      225,213
------------------------------------------------------------------------------------------------
   Total Liabilities                                                                  11,819,466
------------------------------------------------------------------------------------------------
Total Net Assets                                                                  $1,106,885,241
------------------------------------------------------------------------------------------------
NET ASSETS:
   Par value of shares of beneficial interest                                     $      159,219
   Capital paid in excess of par value                                             1,819,495,711
   Overdistributed net investment income                                             (13,018,545)
   Accumulated net realized loss on security transactions and foreign currencies    (647,535,461)
   Net unrealized depreciation of investments and foreign currencies                 (52,215,683)
------------------------------------------------------------------------------------------------
Total Net Assets                                                                  $1,106,885,241
------------------------------------------------------------------------------------------------
Shares Outstanding:
   Class A                                                                            53,851,038
---------------------------------------------------------------------------------------------
   Class B                                                                            59,585,985
---------------------------------------------------------------------------------------------
   Class L                                                                            24,731,370
---------------------------------------------------------------------------------------------
   Class Y                                                                            21,050,933
---------------------------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                                          $6.94
---------------------------------------------------------------------------------------------
   Class B *                                                                               $6.95
---------------------------------------------------------------------------------------------
   Class L **                                                                              $6.96
---------------------------------------------------------------------------------------------
   Class Y (and redemption price)                                                          $6.97
---------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
   Class A (net asset value plus 4.71% of net asset value per share)                       $7.27
---------------------------------------------------------------------------------------------
   Class L (net asset value plus 1.01% of net asset value per share)                       $7.03
------------------------------------------------------------------------------------------------

 *Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 2).
**Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.


  21 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)  FOR THE SIX MONTHS ENDED JANUARY 31, 2002


INVESTMENT INCOME:
   Interest                                                     $  66,091,005
   Dividends                                                          761,063
---------------------------------------------------------------------------
   Total Investment Income                                         66,852,068
---------------------------------------------------------------------------
EXPENSES:
   Investment advisory fee (Note 2)                                 2,844,993
   Distribution fees (Note 2)                                       2,682,052
   Administration fee (Note 2)                                      1,137,997
   Shareholder and system servicing fees                              405,366
   Shareholder communications                                          80,315
   Custody                                                             42,346
   Registration fees                                                   25,206
   Audit and legal                                                     19,762
   Pricing fees                                                        18,510
   Trustees' fees                                                      11,292
   Other                                                                8,822
---------------------------------------------------------------------------
   Total Expenses                                                   7,276,661
---------------------------------------------------------------------------
Net Investment Income                                              59,575,407
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTES 3 AND 8):
   Realized Gain (Loss) From:
     Security transactions (excluding short-term securities)     (148,323,897)
     Foreign currency transactions                                      5,810
---------------------------------------------------------------------------
   Net Realized Loss                                             (148,318,087)
---------------------------------------------------------------------------
   Decrease in Net Unrealized Depreciation (Note 1)                62,816,004
---------------------------------------------------------------------------
Net Loss on Investments                                           (85,502,083)
---------------------------------------------------------------------------
Decrease in Net Assets From Operations                          $ (25,926,676)
---------------------------------------------------------------------------

                      See Notes to Financial Statements.


  22 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended January 31, 2002 (unaudited) and the Year Ended July 31, 2001

                                                                        2002            2001
--------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                           $   59,575,407  $  139,671,304
   Net realized loss                                                 (148,318,087)   (255,518,667)
   (Increase) decrease in net unrealized depreciation                  62,816,004     (28,417,894)
-------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Operations                             (25,926,676)   (144,265,257)
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              (64,964,113)   (146,203,691)
   Net realized gains                                                          --        (235,952)
-------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders          (64,964,113)   (146,439,643)
-------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
   Net proceeds from sale of shares                                   224,345,400     835,013,056
   Net asset value of shares issued for reinvestment of dividends      24,700,019      54,250,969
   Cost of shares reacquired                                         (223,553,796)   (822,428,107)
-------------------------------------------------------------------------------------------------
   Increase in Net Assets From Fund Share Transactions                 25,491,623      66,835,918
-------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                (65,399,166)   (223,868,982)
NET ASSETS:
   Beginning of period                                              1,172,284,407   1,396,153,389
-------------------------------------------------------------------------------------------------
   End of period*                                                  $1,106,885,241  $1,172,284,407
-------------------------------------------------------------------------------------------------
* Includes overdistributed net investment income of:                $(13,018,545)    $(4,394,734)
-------------------------------------------------------------------------------------------------



                      See Notes to Financial Statements.


  23 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. Significant Accounting Policies

The Smith Barney High Income Fund ("Fund"), a separate investment fund of the Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Exchange Reserve Fund, Smith Barney Premium Total Return Fund, Smith Barney Convertible Fund, Smith Barney Municipal High Income Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Balanced Fund and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities traded in the over-the-counter market and securities for which no sales price was reported are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividend income is recorded on ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (h) gains or losses on the sale of securities are recorded by using the specific identification method; (i) dividends and distributions to shareholders are recorded on the ex-dividend date; (j) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of the relative net assets; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At July 31, 2001, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; (l) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled. The Fund from time to time may also enter into options and/or futures contracts to hedge market risk.

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised Audit and Accounting Guide for Investment Companies ("Guide"). This revised version is effective for financial statements issued for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize premium and all discounts on all fixed-income securities. The Fund adopted this requirement effective August 1, 2001. This


  24 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders change does not affect the Fund's net asset value, but does change the classification of certain amounts in the statement of operations. For the six months ended January 31, 2002, interest income decreased by $798,575, net realized loss decreased by $1,636,275 and the change in net unrealized depreciation of investments increased by $837,700. In addition, the Fund recorded an adjustment to decrease the cost of securities and decrease undistributed net investment income by $3,240,915 to reflect the cumulative effect of this change up to the date of the adoption.

2. Investment Advisory Agreement, Administration Agreement and
   Other Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.50% of the average daily net assets. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

Travelers Bank & Trust, fsb. ("TB&T"), formerly known as Citi Fiduciary Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. TB&T receives account fees and asset-based fees that vary according to account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by TB&T. For the six months ended January 31, 2002, the Fund paid transfer agent fees of $344,764 to TB&T.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the Fund's distributor. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the six months ended January 31, 2002, SSB and its affiliates did not receive any brokerage commissions.

There are maximum initial sales charges of 4.50% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2002, SSB received sales charges of approximately $40,000 and $66,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended January 31, 2002, CDSCs paid to SSB were approximately:

                              Class B Class L
---------------------------------------------
CDSCs                         $39,000 $5,000
---------------------------------------------

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively. For the six months ended January 31, 2002, total Distribution Plan fees incurred were:

                              Class A   Class B   Class L
----------------------------------------------------------
Distribution Plan Fees        $471,305 $1,624,751 $585,996
----------------------------------------------------------

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the six months ended January 31, 2002, the aggregate cost of purchases and proceeds from sales of


  25 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders investments (including maturities, but excluding short-term securities) were as follows:

----------------------------------------------------
Purchases                               $462,903,353
----------------------------------------------------
Sales                                    456,497,623
----------------------------------------------------

At January 31, 2002, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

----------------------------------------------------
Gross unrealized appreciation          $ 47,186,630
Gross unrealized depreciation           (99,877,119)
----------------------------------------------------
Net unrealized depreciation            $(52,690,489)
----------------------------------------------------

4. Capital Loss Carryforward

At July 31, 2001, the Fund had, for Federal income tax purposes, capital loss carryforwards of approximately $290,149,000 available, to offset future realized capital gains. To the extent that these capital carryforward losses are used to offset realized capital gains, it is probable that the gains so offset will not be distributed. The following capital loss carryforward amounts expire on July 31 in the year indicated below:

                                                            Carryforward
Year                                                          Amounts
------------------------------------------------------------------------
2003                                                        $ 13,404,000
2004                                                          23,360,000
2007                                                          25,768,000
2008                                                          97,094,000
2009                                                         130,523,000
------------------------------------------------------------------------

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At January 31, 2002, the Fund did not hold any futures contracts.

6. Option Contracts

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily and are included in the schedule of investments. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At January 31, 2002, the Fund did not hold any purchased call or put option contracts.

When a Fund writes a covered call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a


  26 Smith Barney High Income Fund | 2002 Semi-Annual Report to Shareholders put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of a loss if the market price of the underlying security declines.

During the six months ended January 31, 2002, the Fund did not enter into any written covered call or put option contracts.

7. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

8. Forward Foreign Currency Contracts

At January 31, 2002, the Fund had open forward foreign currency contracts as described below. The Fund bears the market risk that arises from changes in foreign currency exchange rates. The net unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

                             Local            Market       Settlement Unrealized
 Foreign Currency           Currency          Value           Date    Gain (Loss)
 --------------------------------------------------------------------------------
  To Buy:
  Euro                   1,262,094       $ 1,078,842        6/12/02    $(52,120)
 --------------------------------------------------------------------------------
  To Sell:
  British Pound          1,624,273         2,275,206        6/19/02      68,588
  Euro                  15,171,000        12,968,224        6/12/02     410,322
  Euro                     992,250           848,179        6/12/02      32,046
  Euro                   1,419,556         1,213,442        6/12/02      34,987
 --------------------------------------------------------------------------------
                                                                        545,943
 --------------------------------------------------------------------------------
 Net Unrealized Gain on Forward Foreign Currency Contracts             $493,823
 --------------------------------------------------------------------------------

9. Shares of Beneficial Interest

At January 31, 2002, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

At January 31, 2002, total paid-in capital amounted to the following for each class:

                           Class A      Class B      Class L      Class Y
----------------------------------------------------------------------------
Total Paid-in Capital    $547,848,475 $815,503,700 $233,998,614 $222,304,141
----------------------------------------------------------------------------

  27 Smith Barney High Income Fund  | 2002 Semi-Annual Report to Shareholders

Transactions in shares of each class were as follows:

                              Six Months Ended              Year Ended
                              January 31, 2002             July 31, 2001
                         -------------------------  --------------------------
                           Shares        Amount       Shares        Amount
-------------------------------------------------------------------------------
Class A
Shares sold                9,260,210  $ 66,161,229   45,121,949  $ 398,420,573
Shares issued on
 reinvestment              1,504,103    10,579,033    2,702,883     22,547,939
Shares reacquired         (8,039,803)  (57,165,543) (40,408,508)  (360,954,002)
-------------------------------------------------------------------------------
Net Increase               2,724,510  $ 19,574,719    7,416,324  $  60,014,510
-------------------------------------------------------------------------------
Class B
Shares sold                6,085,214  $ 43,641,154   14,239,137  $ 120,678,996
Shares issued on
 reinvestment              1,286,342     9,067,775    2,660,160     22,281,321
Shares reacquired         (9,225,926)  (65,772,083) (20,588,687)  (175,423,104)
-------------------------------------------------------------------------------
Net Decrease              (1,854,370) $(13,063,154)  (3,689,390) $ (32,462,787)
-------------------------------------------------------------------------------
Class L
Shares sold                4,903,957  $ 35,157,243   13,926,672  $ 119,510,879
Shares issued on
 reinvestment                661,247     4,667,308      922,933      7,647,831
Shares reacquired         (2,902,528)  (20,604,525)  (5,719,753)   (49,136,506)
-------------------------------------------------------------------------------
Net Increase               2,662,676  $ 19,220,026    9,129,852  $  78,022,204
-------------------------------------------------------------------------------
Class Y
Shares sold               11,258,192  $ 79,385,774   22,815,656  $ 196,402,608
Shares issued on
 reinvestment                 53,981       385,903      208,641      1,766,960
Shares reacquired        (11,275,386)  (79,941,208) (28,055,092)  (236,914,495)
-------------------------------------------------------------------------------
Net Increase (Decrease)       36,787  $   (169,531)  (5,030,795) $ (38,744,927)
-------------------------------------------------------------------------------
Class Z*
Shares issued on
 reinvestment                     --  $         --          463  $       6,918
Shares reacquired             (9,480)      (70,437)          --             --
-------------------------------------------------------------------------------
Net Increase (Decrease)       (9,480) $    (70,437)         463  $       6,918
-------------------------------------------------------------------------------

* As of August 30, 2001, Class Z shares were fully redeemed.

  28 Smith Barney High Income Fund  | 2002 Semi-Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS


For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:


Class A Shares                                     2002/(1)(2)/      2001/(2)/      2000/(2)/     1999/(2)/     1998      1997
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $    7.52         $    9.43      $   10.30        $11.74        $11.82    $10.98
-------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                        0.39              0.96           1.04          1.00          1.02      1.09
 Net realized and unrealized gain (loss)/(3)/     (0.55)            (1.88)         (0.95)        (1.44)        (0.01)     0.83
-------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               (0.16)            (0.92)          0.09         (0.44)         1.01      1.92
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                            (0.42)            (0.99)         (0.96)        (0.99)        (1.09)    (1.08)
 Capital                                             --             (0.00)*           --         (0.01)           --        --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.42)            (0.99)         (0.96)        (1.00)        (1.09)    (1.08)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $    6.94         $    7.52      $    9.43        $10.30        $11.74    $11.82
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                      (2.06)%++        (10.33)%         0.93%        (3.65)%        8.85%    18.31%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $373,719          $384,411       $412,333      $493,725      $512,294  $424,087
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                          1.08%+            1.06%          1.08%         1.05%         1.05%     1.06%
 Net investment income/(3)/                       10.82+            11.30          10.43          9.24          8.61      9.57
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              44%               82%            65%           96%          102%       78%
-------------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended January 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Without the adoption of the change in the accounting method discussed in
   Note 1, for the six months ended January 31, 2002, ratio of net investment income to average net assets would have been 10.97%. Per share, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
 *Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 +Annualized.

  29 Smith Barney High Income Fund  | 2002 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:


Class B Shares                                    2002/(1)(2)/     2001/(2)/     2000/(2)/     1999/(2)/     1998      1997
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $ 7.53           $ 9.44        $10.31        $11.75        $11.83    $10.99
----------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                       0.37             0.91          0.98          0.95          0.96      1.03
 Net realized and unrealized gain (loss)/(3)/    (0.55)           (1.88)        (0.94)        (1.44)        (0.01)     0.83
----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              (0.18)           (0.97)         0.04         (0.49)         0.95      1.86
----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           (0.40)           (0.94)        (0.91)        (0.94)        (1.03)    (1.02)
 Capital                                            --            (0.00)*          --         (0.01)           --        --
----------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.40)           (0.94)        (0.91)        (0.95)        (1.03)    (1.02)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $ 6.95           $ 7.53        $ 9.44        $10.31        $11.75    $11.83
----------------------------------------------------------------------------------------------------------------------------
Total Return                                     (2.32)%++       (10.82)%        0.40%        (4.15)%        8.34%    17.72%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $414,263         $462,757      $614,996      $817,382      $859,472  $680,916
----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                         1.61%+           1.56%         1.57%         1.55%         1.55%     1.55%
 Net investment income/(3)/                      10.30+           10.78          9.87          8.75          8.11      9.07
----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             44%              82%           65%           96%          102%       78%
----------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended January 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Without the adoption of the change in the accounting change discussed in
   Note 1, for the six months ended January 31, 2002, ratio of net investment income to average net assets would have been 10.45%. Per share, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
 *Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 +Annualized.

  30 Smith Barney High Income Fund  | 2002 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:


Class L Shares                                    2002/(1)(2)/     2001/(2)/     2000/(2)/   1999/(2)/  1998/(3)/    1997
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $ 7.54           $ 9.46        $10.32        $11.76     $11.84     $11.00
--------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                       0.38             0.91          0.99          0.96       0.97       1.04
 Net realized and unrealized gain (loss)/(4)/    (0.56)           (1.88)        (0.94)        (1.45)     (0.01)      0.83
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              (0.18)           (0.97)         0.05         (0.49)      0.96       1.87
--------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           (0.40)           (0.95)        (0.91)        (0.94)     (1.04)     (1.03)
 Capital                                            --            (0.00)*          --         (0.01)        --         --
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.40)           (0.95)        (0.91)        (0.95)     (1.04)     (1.03)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $ 6.96           $ 7.54        $ 9.46        $10.32     $11.76     $11.84
--------------------------------------------------------------------------------------------------------------------------
Total Return                                     (2.28)%++       (10.83)%        0.57%        (4.08)%     8.38%     17.77%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $172,239         $166,482      $122,367      $142,477    $92,946    $44,444
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                         1.50%+           1.49%         1.51%         1.48%      1.48%      1.48%
 Net investment income/(4)/                      10.30+           10.88          9.96          8.84       8.15       9.14
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             44%              82%           65%           96%       102%        78%
--------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended January 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)On June 12, 1998, Class C shares were renamed Class L shares.
(4)Without the adoption of the change in the accounting change discussed in
   Note 1, for the six months ended January 31, 2002, ratio of net investment income to average net assets would have been 10.45%. Per share, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
 *Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 +Annualized.

  31 Smith Barney High Income Fund  | 2002 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:


Class Y Shares                                    2002/(1)(2)/     2001/(2)/     2000/(2)/     1999/(2)/     1998      1997
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $ 7.55           $ 9.46        $10.33        $11.77        $11.84    $10.99
----------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                       0.41             1.02          1.09          1.02          1.05      1.12
 Net realized and unrealized gain (loss)/(3)/    (0.56)           (1.92)        (0.97)        (1.42)        (0.01)     0.84
----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              (0.15)           (0.90)         0.12         (0.40)         1.04      1.96
----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           (0.43)           (1.01)        (0.99)        (1.03)        (1.11)    (1.11)
 Capital                                            --            (0.00)*          --         (0.01)           --        --
----------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.43)           (1.01)        (0.99)        (1.04)        (1.11)    (1.11)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $ 6.97           $ 7.55        $ 9.46        $10.33        $11.77    $11.84
----------------------------------------------------------------------------------------------------------------------------
Total Return                                     (1.87)%++        (9.99)%        1.29%        (3.33)%        9.18%    18.68%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $146,664         $158,563      $246,376      $211,693      $211,781  $139,269
----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                         0.74%+           0.72%         0.71%         0.72%         0.72%     0.73%
 Net investment income/(3)/                      11.26+           11.63         10.87          9.52          8.83      9.90
----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             44%              82%           65%           96%          102%       78%
----------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended January 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Without the adoption of the change in the accounting change discussed in
   Note 1, for the six months ended January 31, 2002, ratio of net investment income to average net assets would have been 11.41%. Per share, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
 *Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 +Annualized.

  32 Smith Barney High Income Fund  | 2002 Semi-Annual Report to Shareholders

                                 SMITH BARNEY
                               HIGH INCOME FUND



            TRUSTEES                    INVESTMENT ADVISER
            Lee Abraham                 Smith Barney Fund
            Allan J. Bloostein            Management LLC
            Jane F. Dasher
            Donald R. Foley             DISTRIBUTOR
            Richard E. Hanson, Jr.      Salomon Smith Barney Inc.
            Paul Hardin
            Heath B. McLendon, Chairman CUSTODIAN
            Roderick C. Rasmussen       State Street Bank and
            John P. Toolan                Trust Company

            OFFICERS                    TRANSFER AGENT
            Heath B. McLendon           Travelers Bank & Trust, fsb.
            President and               125 Broad Street, 11th Floor
            Chief Executive Officer     New York, New York 10004

            Lewis E. Daidone            SUB-TRANSFER AGENT
            Senior Vice President       PFPC Global Fund Services
            and Treasurer               P.O. Box 9699
                                        Providence, Rhode Island
            John C. Bianchi, CFA        02940-9699
            Vice President and
            Investment Officer

            Paul A. Brook
            Controller

            Christina T. Sydor
            Secretary

   Smith Barney High Income Fund



 This report is submitted for general information of the shareholders of Smith Barney Income Funds -- Smith Barney High Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after April 30, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY HIGH INCOME FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarney.com/mutualfunds




           SalomonSmithBarney
 ----------------------------
 A member of citigroup [LOGO]

 Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

 FD2172 3/02

--------------------------------------------------------------------------------

                                 SMITH BARNEY
                             DIVERSIFIED STRATEGIC
                                  INCOME FUND

           CLASSIC SERIES  | SEMI-ANNUAL REPORT  |  JANUARY 31, 2002



            [LOGO] Smith Barney
                   Mutual Funds
            Your Serious Money. Professionally Managed./SM/

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

[PHOTO][PHOTO][PHOTO]
JOHN C. BIANCHI, CFA,  JAMES E. CONROY,       SIMON HILDRETH,
PORTFOLIO MANAGER      PORTFOLIO MANAGER      PORTFOLIO MANAGER


  [LOGO]Classic Series

 Semi-Annual Report . January 31, 2002

 SMITH BARNEY DIVERSIFIED
 STRATEGIC INCOME FUND


      JOHN C. BIANCHI, CFA

      John C. Bianchi, CFA, has more than 23 years of securities business experience.

      JAMES E. CONROY

      James E. Conroy has more than 25 years of securities business experience.

      SIMON HILDRETH

      Simon Hildreth has more than 18 years of securities business experience.

      FUND OBJECTIVE

      Seeks high current income by investing primarily in U.S. government securities and U.S. government mortgage-related securities, foreign government securities, including securities issued by supranational organizations and U.S. and foreign corporate debt securities.

      FUND FACTS

      FUND INCEPTION
      -----------------
      December 28, 1989

      MANAGER INVESTMENT
      INDUSTRY EXPERIENCE
      -----------------
      23 Years (John C. Bianchi)
      25 Years (James E. Conroy)
      18 Years (Simon Hildreth)

          CLASS A CLASS B  CLASS L
----------------------------------
NASDAQ     SDSAX   SLDSX    SDSIX
----------------------------------
INCEPTION 11/6/92 12/28/89 3/19/93
----------------------------------

Average Annual Total Returns as of January 31, 2002*


                    Without Sales Charges/(1)/
                    Class A  Class B  Class L
----------------------------------------------
Six-Month+            0.77%    0.50%    0.52%
----------------------------------------------
One-Year             (0.58)   (0.96)   (0.94)
----------------------------------------------
Five-Year             3.70     3.20     3.21
----------------------------------------------
Ten-Year               N/A     5.52      N/A
----------------------------------------------
Since Inception++     5.81     6.65     4.94
----------------------------------------------

                     With Sales Charges/(2)/
                    Class A  Class B  Class L
----------------------------------------------
Six-Month+           (3.80)%  (3.88)%  (1.47)%
----------------------------------------------
One-Year             (5.01)   (5.13)   (2.83)
----------------------------------------------
Five-Year             2.74     3.06     3.01
----------------------------------------------
Ten-Year               N/A     5.52      N/A
----------------------------------------------
Since Inception++     5.28     6.65     4.82
----------------------------------------------

/(1)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

/(2)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.50% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

    * The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

    + Total return is not annualized as it may not be representative of the total return for the year.

   ++ Inception dates for Class A, B and L shares are November 6, 1992,
      December 28, 1989 and March 19, 1993, respectively.



What's Inside
Your Investment in the Smith Barney Diversified Strategic Income Fund.......1
Letter to Our Shareholders..................................................2
Fund at a Glance............................................................5
Historical Performance .....................................................6
Growth of $10,000...........................................................9
Schedule of Investments....................................................10
Statement of Assets and Liabilities........................................25
Statement of Operations....................................................26
Statements of Changes in Net Assets........................................27
Notes to Financial Statements..............................................28
Financial Highlights.......................................................34

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./SM/

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

     YOUR INVESTMENT IN THE SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

An Opportunity to Diversify Your Income Sources
The Smith Barney Diversified Strategic Income Fund brings together three fixed-income opportunities: U.S. government securities, foreign government debt and high-yielding corporate bonds.

[GRAPHIC] Broad Income Diversification

          Portfolio managers John Bianchi, Jim Conroy and Simon Hildreth believe that one way to minimizeportfolio volatility is to diversify broadly across regions, asset classes and currencies. Keep in mind,diversification does not protect against market loss.

[GRAPHIC] A Comprehensive Investment Process

          John, Jim and Simon follow an investment process that incorporates in-depth fundamental and quantitativeanalysis covering 15 of the world's major government bond markets, focusing on opportunities in U.S.government and agency securities, high-yield corporate bonds and foreign government bonds. (Please notethat investments in foreign securities are subject to special risks such as those associated with currencyfluctuations.)

[GRAPHIC] A Distinguished History of Managing Your Serious Money

          Founded in 1873 and 1892, respectively, the firms of Charles D. Barney and Edward B. Smith wereamong the earliest providers of securities information, research and transactions. Merged in 1937, SmithBarney & Co. offered its clients timely information, advice and insightful asset management. Today,Citigroup Asset Management ("Citigroup") unites the distinguished history of Smith Barney & Co. withthe unparalleled global reach of its parent, Citigroup.

          At Citigroup you have access to blue-chip management delivered professionally. We are proud to offeryou, the serious investor, a variety of managed options.


1 Smith Barney Diversified Strategic Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

Dear Shareholder,

The following is the semi-annual report for the Smith Barney Diversified Strategic Income Fund ("Fund") for the period ended January 31, 2002. In this report we discuss the period's prevailing market and economic conditions and outline our investment strategy. A detailed summary of the Fund's performance and current holdings can be found in the appropriate sections. We hope you find this report to be useful and informative.

Performance Update
During the six months ended January 31, 2002, the Fund's Class A shares, without sales charges, returned 0.77%. In comparison, the Lehman Brothers Aggregate Bond Index/1/ returned 3.20% for the same period. Past performance is not indicative of future results. The difficulties of the high yield market directly impacted the Fund in 2001. While yield spreads/2/ narrowed modestly from the beginning of the year, absolute yields remained near all time high levels. In our opinion, yield spreads will significantly improve only when the economy demonstrates consistent signs of growth.

Investment Strategy
The Fund seeks high current income and invests primarily in three types of fixed-income securities:
    . U.S. Government securities and U.S. Government mortgage-related securities;
    . Foreign government securities, including securities issued by supranational organizations; and
    . U.S. and foreign corporate debt securities.

Market and Economic Overview
In response to the weak economic trends that persisted in the latter part of last year, the U.S. Federal Reserve Board ("Fed") continued to reduce short-term interest rates throughout the period. The Fed's last rate reduction occurred in December 2001, bringing the federal funds rate ("fed funds rate")/3/ to 1.75%. Short-term interest rates have not been this low since the early 1960's. Given the modest improvement in the economy at the end of last year and so far in the first quarter of 2002, it appears the Fed has moved to a neutral stance and has decided not to lower short-term interest rates any further for now/4/. It also appears the War against the terrorists in Afghanistan is succeeding, which is helping stabilize consumer sentiment. Retail sales trends have been surprisingly resilient in the face of extreme adversity over the past four months. However, it remains to be seen whether the consumer will continue to fuel retail sales especially in the face of continued economic uncertainty.

After falling precipitously in September, the U.S. equity market recovered most of its losses before entering into another downturn in early 2002. Investors continue to question the strength and durability of the early economic recovery. Many individuals and corporations are still carrying heavy debt loads and have not had time to pay off enough debt. We believe this puts the economy on a weak footing since there is not enough pent up demand on either the consumer or corporate level. While businesses have reduced inventories to manageable levels, they may be less inclined to rebuild inventories if consumer demand were to stagnate. In addition, another potential terrorist event would further destabilize consumer and

--------
1The Lehman Brothers Aggregate Bond Index is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year. The index is comprised of U.S. Treasury bonds, government agency bonds, mortgage-backed securities and corporate bonds. Please note that an investor cannot invest directly in an index.
2Yield spread is the difference between yields on securities of the same quality but different maturities or the difference between yields on securities of the same maturity but different quality.
3The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
4On January 30, 2002, the Fed held the fed funds rate steady at 1.75%.


2 Smith Barney Diversified Strategic Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders
business confidence. Consequently, we do not expect a dramatic improvement in corporate profits and overall economic growth but instead anticipate a more gradual recovery that may take several quarters to become established.

U.S. Government and Mortgage-Backed Securities
U.S. government security returns were mixed depending on maturities. U.S. Treasury securities with maturities less than five-years benefited from lower short-term interest rates while longer-term U.S. Treasuries experienced great levels of volatility. We expect fixed income spread products (mortgages and corporate bonds) will be the stellar fixed income performers in 2002. However, it will continue to be imperative for investment managers to scrutinize a company's credit worthiness on a more frequent basis, as economic conditions remain uncertain.

High-Yield Corporate Bonds
With investors increasingly concerned over the strength and durability of the economic recovery, the high-yield market began to trade erratically in January and early February. During January, the high-yield market was up approximately 0.50% with modest price declines offset by interest income.

As of this writing, the high-yield market is still trading at recessionary valuations with yield spreads over U.S. Treasuries exceeding 8.00% (800 basis points/5/). Yield spreads peaked in the month of September at 1000 basis points above U.S. Treasuries. These are levels that we approached in the last recession in 1990. Cumulative 12-month default rates have now risen to around 11%. We believe they should near a peak in the next three months. We feel the overall market is already discounting this higher default rate into current valuation levels. Consequently, in our opinion, the high-yield market, on a longer-term basis, offers value at current levels.

Foreign Government Securities
Foreign currency-denominated bond markets followed the general direction set by U.S. Treasury bonds during the period. All government bond markets benefited, to some extent, from the weakness of equity markets and from defensive capital flows in the aftermath of the September atrocity. The key determining factor in the relative returns from the various markets was ultimately the size of the monetary easing undertaken by respective Central Banks. The Fed was clearly the most aggressive Central Bank to ease policy (i.e., reduce short-term interest rates) over the period. The European Central Bank ("ECB") did follow suit; however, the degree of easing was limited by the weakness of the Euro and a recognition that the core European economies were suffering less from economic slowdown. The more peripheral Central Banks such as the Bank of England and the Swedish Central Bank tended to follow the ECB in more restrained action. Nevertheless, all the Fund's foreign bond holdings made a positive contribution to performance. We were positioned in short-dated government and bonds with high credit ratings in a variety of European countries, all fully hedged back into the U.S. dollar. All of these positions were underpinned as short-term interest rates were progressively reduced, while the bonds' high credit ratings provided good protection against credit concerns across the financial system.

--------
5A basis point is one one-hundredth (1/100 or 0.01) of one percent.


3 Smith Barney Diversified Strategic Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

Thank you for your investment in the Smith Barney Diversified Strategic Income Fund. We look forward to continuing to help you meet your investment objectives.

Sincerely,



 /s/ Heath B. McLendon                    /s/ John C. Bianchi
 Heath B. McLendon                        John C. Bianchi, CFA
 Chairman                                 Vice President and Investment Officer


 /s/ James E. Conroy                      /s/ Simon Hildreth
 James E. Conroy                          Simon Hildreth
 Vice President and Investment Officer    Investment Officer

February 25, 2002

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund or the percentage of the Fund's assets in various sectors. Please refer to pages 10 through 23 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of January 31, 2002 and is subject to change.



4 Smith Barney Diversified Strategic Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

    SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND at a Glance (unaudited)

 TOP TEN HOLDINGS*+

  1. FEDERAL NATIONAL MORTGAGE ASSOCIATION................................. 16.9%
  2. FEDERAL HOME LOAN BANK................................................  7.4
  3. GOVERNMENT NATIONAL MORTGAGE ASSOCIATION..............................  6.3
  4. U.S. TREASURY NOTES...................................................  3.9
  5. FEDERAL HOME LOAN MORTGAGE CORPORATION................................  3.0
  6. SWEDISH GOVERNMENT....................................................  3.0
  7. KINGDOM OF DENMARK....................................................  2.7
  8. CANADIAN GOVERNMENT...................................................  2.6
  9. FANNIE MAE............................................................  1.6
 10. REPUBLIC OF AUSTRIA...................................................  1.5

                          INDUSTRY DIVERSIFICATION*++

                   [CHART]

    Alternative Power Generation      4.0%
    Cable/Satellite TV               11.9%
    Casinos/Gaming                    4.4%
    Chemicals-Specialty               2.5%
    Containers/Packaging              4.9%
    Finance/Rental/Leasing            2.5%
    Hotels/Resorts/Cruiselines        3.0%
    Other Consumer Services           2.6%
    Semiconductors                    2.4%
    Wireless Telecommunications       5.5%
    Other                            56.3%

                            INVESTMENT BREAKDOWN*+

                         [CHART]

   U.S. Government Agencies and Obligations    38.9%
   Convertible Corporate Bonds and Notes        0.9%
   Corporate Bonds and Notes                   25.8%
   International Bonds                         23.0%
   Common Stock, Preferred Stock and Warrants   0.4%
   Repurchase Agreement                        11.0%

* These holdings are as of January 31, 2002 and are subject to change. + As a percentage of total investments.
++As a percentage of total high-yield sector.


5 Smith Barney Diversified Strategic Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 HISTORICAL PERFORMANCE -- CLASS A SHARES


                      Net Asset Value
                      ----------------
                      Beginning End of  Income   Capital Gain    Return      Total
Period Ended          of Period Period Dividends Distributions of Capital Returns/(1)+/
---------------------------------------------------------------------------------------
1/31/02                 $6.74   $6.55    $0.24       $0.00       $0.00        0.77%++
--------------------------------------------------------------------------------------
7/31/01                  7.19    6.74     0.57        0.00        0.00        1.79
--------------------------------------------------------------------------------------
7/31/00                  7.46    7.19     0.51        0.00        0.00        3.35
--------------------------------------------------------------------------------------
7/31/99                  7.96    7.46     0.49        0.01        0.04        0.41
--------------------------------------------------------------------------------------
7/31/98                  8.01    7.96     0.58        0.05        0.00        7.47
--------------------------------------------------------------------------------------
7/31/97                  7.82    8.01     0.67        0.00        0.00       11.36
--------------------------------------------------------------------------------------
7/31/96                  7.85    7.82     0.62        0.00        0.05        8.39
--------------------------------------------------------------------------------------
7/31/95                  7.76    7.85     0.48        0.00        0.19       10.35
--------------------------------------------------------------------------------------
7/31/94                  8.41    7.76     0.62        0.10        0.04        1.16
--------------------------------------------------------------------------------------
Inception* -- 7/31/93    8.24    8.41     0.45        0.12        0.00        9.30++
--------------------------------------------------------------------------------------
Total                                    $5.23       $0.28       $0.32
--------------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS B SHARES

                      Net Asset Value
                      ----------------
                      Beginning End of  Income   Capital Gain    Return      Total
Period Ended          of Period Period Dividends Distributions of Capital Returns/(1)+/
---------------------------------------------------------------------------------------
1/31/02                 $6.77   $6.58    $0.22       $0.00       $0.00        0.50%++
--------------------------------------------------------------------------------------
7/31/01                  7.22    6.77     0.54        0.00        0.00        1.27
--------------------------------------------------------------------------------------
7/31/00                  7.48    7.22     0.47        0.00        0.00        2.98
--------------------------------------------------------------------------------------
7/31/99                  7.98    7.48     0.46        0.01        0.03       (0.06)
--------------------------------------------------------------------------------------
7/31/98                  8.03    7.98     0.54        0.05        0.00        6.93
--------------------------------------------------------------------------------------
7/31/97                  7.83    8.03     0.62        0.00        0.00       10.89
--------------------------------------------------------------------------------------
7/31/96                  7.86    7.83     0.57        0.00        0.05        7.80
--------------------------------------------------------------------------------------
7/31/95                  7.76    7.86     0.44        0.00        0.18       10.00
--------------------------------------------------------------------------------------
7/31/94                  8.41    7.76     0.60        0.10        0.03        0.66
--------------------------------------------------------------------------------------
7/31/93                  8.55    8.41     0.58        0.14        0.00        7.28
--------------------------------------------------------------------------------------
7/31/92                  7.98    8.55     0.68        0.00        0.07       17.12
--------------------------------------------------------------------------------------
Total                                    $5.72       $0.30       $0.36
--------------------------------------------------------------------------------------



6 Smith Barney Diversified Strategic Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 HISTORICAL PERFORMANCE -- CLASS L SHARES



                      Net Asset Value
                      ----------------
                      Beginning End of  Income   Capital Gain    Return       Total
Period Ended          of Period Period Dividends Distributions of Capital  Returns/(1)+/
----------------------------------------------------------------------------------------
1/31/02                 $6.76   $6.57    $0.22       $0.00       $0.00         0.52%++
---------------------------------------------------------------------------------------
7/31/01                  7.21    6.76     0.54        0.00        0.00         1.27
---------------------------------------------------------------------------------------
7/31/00                  7.48    7.21     0.47        0.00        0.00         2.84
---------------------------------------------------------------------------------------
7/31/99                  7.97    7.48     0.46        0.01        0.03         0.08
---------------------------------------------------------------------------------------
7/31/98                  8.01    7.97     0.54        0.05        0.00         7.08
---------------------------------------------------------------------------------------
7/31/97                  7.81    8.01     0.62        0.00        0.00        10.92
---------------------------------------------------------------------------------------
7/31/96                  7.84    7.81     0.57        0.00        0.05         7.82
---------------------------------------------------------------------------------------
7/31/95                  7.76    7.84     0.44        0.00        0.18         9.73
---------------------------------------------------------------------------------------
7/31/94                  8.41    7.76     0.60        0.10        0.03         0.66
---------------------------------------------------------------------------------------
Inception* -- 7/31/93    8.36    8.41     0.20        0.03        0.00         3.41++
---------------------------------------------------------------------------------------
Total                                    $4.66       $0.19       $0.29
---------------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS Y SHARES

                        Net Asset Value
                      -------------------
                      Beginning    End     Income   Capital Gain    Return       Total
Period Ended          of Period of Period Dividends Distributions of Capital  Returns/(1)+/
-------------------------------------------------------------------------------------------
1/31/02                 $6.74     $6.56     $0.25       $0.00       $0.00         1.08%++
------------------------------------------------------------------------------------------
7/31/01                  7.20      6.74      0.60        0.00        0.00         2.00
------------------------------------------------------------------------------------------
7/31/00                  7.46      7.20      0.53        0.00        0.00         3.83
------------------------------------------------------------------------------------------
7/31/99                  7.96      7.46      0.51        0.01        0.04         0.72
------------------------------------------------------------------------------------------
7/31/98                  8.00      7.96      0.60        0.05        0.00         7.96
------------------------------------------------------------------------------------------
7/31/97                  7.82      8.00      0.70        0.00        0.00        11.64
------------------------------------------------------------------------------------------
Inception* -- 7/31/96    7.89      7.82      0.53        0.00        0.05         6.65++
------------------------------------------------------------------------------------------
Total                                       $3.72       $0.06       $0.09
------------------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS Z SHARES

                        Net Asset Value
                      -------------------
                      Beginning    End     Income   Capital Gain    Return       Total
Period Ended          of Period of Period Dividends Distributions of Capital  Returns/(1)+/
-------------------------------------------------------------------------------------------
1/31/02                 $6.75     $6.56     $0.25       $0.00       $0.00         0.93%++
------------------------------------------------------------------------------------------
7/31/01                  7.21      6.75      0.60        0.00        0.00         2.00
------------------------------------------------------------------------------------------
7/31/00                  7.47      7.21      0.53        0.00        0.00         3.83
------------------------------------------------------------------------------------------
7/31/99                  7.96      7.47      0.51        0.01        0.04         0.84
------------------------------------------------------------------------------------------
7/31/98                  8.01      7.96      0.60        0.05        0.00         7.78
------------------------------------------------------------------------------------------
7/31/97                  7.82      8.01      0.69        0.00        0.00        11.69
------------------------------------------------------------------------------------------
7/31/96                  7.85      7.82      0.63        0.00        0.06         8.72
------------------------------------------------------------------------------------------
7/31/95                  7.76      7.85      0.49        0.00        0.20        10.94
------------------------------------------------------------------------------------------
7/31/94                  8.41      7.76      0.65        0.10        0.04         1.43
------------------------------------------------------------------------------------------
Inception* -- 7/31/93    8.24      8.41      0.47        0.12        0.00         9.47++
------------------------------------------------------------------------------------------
Total                                       $5.42       $0.28       $0.34
------------------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


 7 Smith Barney Diversified Strategic Income Fund | 2002 Semi-Annual Report to
                                 Shareholders

 AVERAGE ANNUAL TOTAL RETURNS+



                                              Without Sales Charges/(1)/
                            ----------------------------------------------------------
                            Class A  Class B           Class L           Class Y Class Z
----------------------------------------------------------------------------------------
Six Months Ended 1/31/02++    0.77%    0.50%             0.52%             1.08%   0.93%
---------------------------------------------------------------------------------------
Year Ended 1/31/02           (0.58)   (0.96)            (0.94)            (0.10)  (0.25)
---------------------------------------------------------------------------------------
Five Years Ended 1/31/02      3.70     3.20              3.21              4.07    4.02
---------------------------------------------------------------------------------------
Ten Years Ended 1/31/02        N/A     5.52               N/A               N/A     N/A
---------------------------------------------------------------------------------------
Inception* through 1/31/02    5.81     6.65              4.94              5.31    6.17
---------------------------------------------------------------------------------------
                                               With Sales Charges/(2)/
                            ----------------------------------------------------------
                            Class A  Class B           Class L           Class Y Class Z
----------------------------------------------------------------------------------------
Six Months Ended 1/31/02++   (3.80)%  (3.88)%           (1.47)%            1.08%   0.93%
---------------------------------------------------------------------------------------
Year Ended 1/31/02           (5.01)   (5.13)            (2.83)            (0.10)  (0.25)
---------------------------------------------------------------------------------------
Five Years Ended 1/31/02      2.74     3.06              3.01              4.07    4.02
---------------------------------------------------------------------------------------
Ten Years Ended 1/31/02        N/A     5.52               N/A               N/A     N/A
---------------------------------------------------------------------------------------
Inception* through 1/31/02    5.28     6.65              4.82              5.31    6.17
---------------------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+

                                                      Without Sales Charges/(1)/
--------------------------------------------------------------------------------
Class A (Inception* through 1/31/02)                            68.50%
-------------------------------------------------------------------------------
Class B (1/31/92 through 1/31/02)                               71.07
-------------------------------------------------------------------------------
Class L (Inception* through 1/31/02)                            53.34
-------------------------------------------------------------------------------
Class Y (Inception* through 1/31/02)                            38.60
-------------------------------------------------------------------------------
Class Z (Inception* through 1/31/02)                            73.77
-------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.50% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 * Inception dates for Class A, B, L, Y and Z shares are November 6, 1992, December 28, 1989, March 19, 1993, October 10, 1995 and November 6, 1992, respectively.



 8 Smith Barney Diversified Strategic Income Fund | 2002 Semi-Annual Report to
                                 Shareholders

 HISTORICAL PERFORMANCE (UNAUDITED)


Growth of $10,000 Invested in Class B Shares of the
Smith Barney Diversified Strategic Income Fund vs. Lehman Brothers Aggregate Bond Index+
--------------------------------------------------------------------------------

                         January 1992 -- January 2002

                  [CHART]

             Smith Barney
        Diversified Strategic
             Income Fund --        Lehman Brothers
           Class B Shares       Aggregate Bond Index
        ---------------------   --------------------
Jan 1992        $10,000                 $10,000
Jul 1992         10,756                  10,625
Jul 1993         11,538                  11,706
Jul 1994         11,614                  11,717
Jul 1995         12,775                  12,902
Jul 1996         13,772                  13,616
Jul 1997         15,272                  15,081
Jul 1998         16,331                  16,268
Jul 1999         16,322                  16,672
Jul 2000         16,808                  17,668
Jul 2001         17,022                  19,911
Jan 2002         17,107                  20,548

+Hypothetical illustration of $10,000 invested in Class B shares on January 31, 1992, assuming reinvestment of dividends and capital gains, if any, at net asset value through January 31, 2002. The Lehman Brothers Aggregate Bond Index is composed of the Government Corporate Bond Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed issues. The Index is unmanaged and it is not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index. The performance of the Fund's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.



 9 Smith Barney Diversified Strategic Income Fund | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED)               JANUARY 31, 2002


    FACE
   AMOUNT                                               SECURITY                                      VALUE
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECTOR -- 38.9%
U.S. GOVERNMENT AGENCIES AND OBLIGATIONS -- 38.9%
$  8,900,000           Fannie Mae, 4.625% due 5/15/03                                              $  9,128,392
                       Federal Home Loan Bank:
  14,500,000            3.125% due 11/14/03                                                          14,454,093
  28,400,000            5.375% due 1/5/04 (a)                                                        29,418,310
  57,100,000            4.875% due 4/16/04 (a)                                                       58,592,309
  26,300,000            4.125% due 1/14/05 (a)                                                       26,407,935
  52,622,229           Federal Home Loan Mortgage Corporation (FHLMC), 6.500% due 12/1/31 (a)        53,066,229
                       Federal National Mortgage Association (FNMA):
  12,546,185            5.500% due 12/1/16 (b)                                                       12,416,803
  48,931,419            6.000% due 1/1/17 (a) (b)                                                    49,422,952
     931,589            7.500% due 1/1/31 (b)                                                           970,308
  78,700,000            6.000% due 3/15/31 (c)                                                       77,421,125
  51,000,000            6.500% due 4/15/31 (c)                                                       51,302,430
  17,400,000            7.500% due 6/15/31 (c)                                                       18,068,682
  83,672,681            6.500% due 12/1/31 (a) (b)                                                   84,787,212
                       Freddie Mac:
   8,700,000            5.750% due 7/15/03                                                            9,073,065
   6,000,000            3.250% due 11/15/04                                                           5,896,464
                       Government National Mortgage Association (GNMA):
  58,496,363            6.500% due 2/15/31 (a) (b)                                                   59,136,813
  49,198,640            7.000% due 3/15/31 (a) (b)                                                   50,609,957
                       U.S. Treasury Notes:
  18,800,000            5.875% due 11/15/04                                                          19,900,101
  42,850,000            7.875% due 11/15/04 (a)                                                      47,578,583
---------------------------------------------------------------------------------------------------------------
                       TOTAL U.S. GOVERNMENT SECTOR
                       (Cost -- $676,094,047)                                                       677,651,763
---------------------------------------------------------------------------------------------------------------

    FACE
   AMOUNT    RATING(d)                                  SECURITY                                      VALUE
---------------------------------------------------------------------------------------------------------------
HIGH-YIELD SECTOR -- 27.1%
CORPORATE BONDS AND NOTES -- 25.8%
Advertising/Marketing Services -- 0.1%
     895,000 B3*       Ackerley Group Inc., Sr. Sub. Notes, Series B, 9.000% due 1/15/09                962,125
---------------------------------------------------------------------------------------------------------------
Aerospace and Defense -- 0.1%
     510,000 B         BE Aerospace, Sr. Sub. Notes, Series B, 8.000% due 3/1/08                        425,850
   2,120,000 B-        Dunlop Standard Aerospace Holdings, Sr. Notes, 11.875% due 5/15/09             2,154,450
---------------------------------------------------------------------------------------------------------------
                                                                                                      2,580,300
---------------------------------------------------------------------------------------------------------------
Airlines -- 0.6%
   1,825,000 B         Air Canada, Sr. Notes, 10.250% due 3/15/11                                     1,259,250
   9,215,241 BB        Airplanes Pass Through Trust, Corporate Collateralized Mortgage Obligation,
                         Series D, 10.875% due 3/15/19                                                2,027,353
                       Continental Airlines Inc., Pass-Through Certificates:
     638,806 BBB        8.312% due 4/2/11                                                               541,381
     910,984 BBB+       7.033% due 6/15/11                                                              779,584
   1,243,064 A          6.900% due 1/2/17                                                             1,062,116
     345,428 A          6.748% due 3/15/17                                                              307,243
     837,558 AA-        6.703% due 6/15/21                                                              787,867

                      See Notes to Financial Statements.


10 Smith Barney Diversified Strategic Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002



   FACE
  AMOUNT    RATING(d)                                        SECURITY                                            VALUE
--------------------------------------------------------------------------------------------------------------------------
Airlines -- 0.6% (continued)
                      United Airlines, Pass-Through Certificates:
$   990,000 BBB-       6.831% due 9/1/08                                                                     $     743,540
    926,871 BBB+       8.030% due 7/1/11                                                                           781,389
    440,000 A-         6.932% due 9/1/11                                                                           336,057
  2,160,129 A-         Secured Notes, 7.811% due 10/1/09                                                         1,818,072
    882,549 A-        US Airways Pass-Through Trust, Secured Notes, 8.360% due 1/20/19                             794,409
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                11,238,261
--------------------------------------------------------------------------------------------------------------------------
Alternative Power Generation -- 1.1%
                      AES Corp.:
  1,700,000 Ba1*       Sr. Notes, 8.750% due 12/15/02                                                            1,691,500
  6,515,000 Ba2*       Sr. Sub. Notes, 10.250% due 7/15/06 (a)                                                   5,635,475
  1,190,000 BB+       Calpine Canada Energy Finance ULC, Sr. Sub. Notes, Company Guaranteed,
                        8.500% due 5/1/08                                                                          993,666
                      Calpine Corp., Sr. Notes:
  3,600,000 BB+        10.500% due 5/15/06                                                                       3,309,077
    825,000 BB+        8.750% due 7/15/07                                                                          694,520
  6,190,000 BB+        8.625% due 8/15/10                                                                        5,213,565
  1,135,000 BB+        8.500% due 2/15/11                                                                          946,228
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                18,484,031
--------------------------------------------------------------------------------------------------------------------------
Aluminum -- 0.1%
                      Kaiser Aluminum & Chemical Corp.:
                       Sr. Notes:
    600,000 CCC          Series B, 10.875% due 10/15/06                                                            405,000
    935,000 CCC          Series D, 10.875% due 10/15/06                                                            631,125
  2,280,000 CC         Sr. Sub. Notes, 12.750% due 2/1/03                                                          695,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,731,525
--------------------------------------------------------------------------------------------------------------------------
Apparel/Footwear  -- 0.3%
                      Levi Strauss & Co.:
    760,000 BB-        7.000% due 11/1/06                                                                          639,350
    710,000 BB-        Sr. Notes, 11.625% due 1/15/08                                                              710,000
    735,000 BBB-      Tommy Hilfiger USA Inc., Company Guaranteed, 6.500% due 6/1/03                               731,617
  1,650,000 B-        Tropical Sportswear International Corp., Sr. Sub. Notes, Series A, Company Guaranteed,
                       11.000% due 6/15/08                                                                       1,658,250
  1,105,000 B-        William Carter Inc., Sr. Sub. Notes, Series B, Company Guaranteed, 10.875% due 8/15/11     1,192,019
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,931,236
--------------------------------------------------------------------------------------------------------------------------
Apparel/Footwear - Retail -- 0.0%
    815,000 CCC+      J. Crew Operating Corp., Sr. Sub. Notes, 10.375% due 10/15/07                                681,544
--------------------------------------------------------------------------------------------------------------------------
Auto Parts: O.E.M. -- 0.1%
                      Collins & Aikman Products:
  1,460,000 B1*        Sr. Notes, 10.750% due 12/31/11 (e)                                                       1,481,900
    490,000 B          Sr. Sub. Notes, Company Guaranteed, 11.500% due 4/15/06                                     470,400
    795,000 Ba1*      Dana Corp., Sr. Notes, 9.000% due 8/15/11 (e)                                                727,314
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,679,614
--------------------------------------------------------------------------------------------------------------------------
Beverages/Non-Alcoholic -- 0.1%
  1,650,000 B+        Cott Beverages Inc., Sr. Sub. Notes, Company Guaranteed, 8.000% due 12/15/11 (e)           1,674,750
--------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


11 Smith Barney Diversified Strategic Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002



   FACE
  AMOUNT    RATING(d)                                          SECURITY                                             VALUE
----------------------------------------------------------------------------------------------------------------------------
Broadcasting -- 0.6%
$ 3,750,000 B-        Emmis Communications Corp., Sr. Discount Notes, step bond to yield 12.495% due 3/15/11     $ 2,601,562
                      Lin Holdings Corp., Sr. Discount Notes:
  1,215,000 B-         Step bond to yield 13.104% due 3/1/08                                                         762,412
    170,000 B-         Step bond to yield 13.720% due 3/1/08                                                         124,950
                      Paxson Communications Corp.:
  1,290,000 B-         Sr. Discount Notes, step bond to yield 11.374% due 1/15/09 (e)                                825,600
  1,595,000 B-         Sr. Sub. Notes, Company Guaranteed, 10.750% due 7/15/08                                     1,690,700
  1,225,000 B         Sinclair Broadcast Group Inc., Sr. Sub. Notes, 8.750% due 12/15/11 (e)                       1,264,813
    765,000 B-        Spanish Broadcasting Systems, Sr. Sub. Notes, Company Guaranteed, 9.625% due 11/1/09           776,475
    990,000 CCC+      XM Satellite Radio Holdings Inc., Sr. Secured Notes, 14.000% due 3/15/10                       747,450
  1,635,000 B         Young Broadcasting Inc., Sr. Notes, 8.500% due 12/15/08 (e)                                  1,686,094
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  10,480,056
----------------------------------------------------------------------------------------------------------------------------
Building Products -- 0.3%
  1,480,000 B         Amatek Industries Property Ltd., Sr. Sub. Notes, 12.000% due 2/15/08                         1,369,000
  2,220,000 B-        Atrium Cos. Inc., Sr. Sub. Notes, Series B, Company Guaranteed, 10.500% due 5/1/09           2,120,100
  1,620,000 B-        Nortek Inc., Sr. Sub. Notes, Series B, 9.875% due 6/15/11                                    1,642,275
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   5,131,375
----------------------------------------------------------------------------------------------------------------------------
Cable/Satellite TV -- 3.2%
                      Adelphia Communications Corp.:
  3,900,000 B+         Sr. Discount Notes, Series B, zero coupon bond to yield 9.947% due 1/15/08                  2,052,375
                       Sr. Notes:
    500,000 B+           9.750% due 2/15/02                                                                          501,250
  1,165,000 B+           10.250% due 11/1/06                                                                       1,208,687
  2,150,000 B+           8.750% due 10/1/07                                                                        2,096,250
    765,000 B+           10.250% due 6/15/11                                                                         794,644
    590,000 B+           Series B, 9.875% due 3/1/07                                                                 598,850
  3,065,000 B-        Callahan Nordrhein - Westfalen, Sr. Discount Notes, step bond to yield 17.127% due 7/15/10     620,662
                      Charter Communications Holdings:
                       Sr. Discount Notes:
 12,020,000 B+           Step bond to yield 11.722% due 1/15/10                                                    8,684,450
 10,335,000 B+           Step bond to yield 12.579% due 1/15/11                                                    6,976,125
  6,450,000 B+           Step bond to yield 11.747% due 5/15/11                                                    4,015,125
  1,755,000 B+         Sr. Notes, 11.125% due 1/15/11                                                              1,855,913
  3,295,000 Ba2*      CSC Holdings, Inc., Sr. Sub. Debentures, 10.500% due 5/15/16                                 3,632,738
  4,455,000 B1*       Echostar Broadband Corp., Sr. Notes, 10.375% due 10/1/07                                     4,766,850
                      Echostar DBS Corp., Sr. Notes:
  1,710,000 B+         9.375% due 2/1/09                                                                           1,778,400
  2,890,000 B+         Company Guaranteed, 9.125% due 1/15/09 (e)                                                  2,976,700
  1,700,000 B-        Insight Communications Inc., Sr. Discount Notes, step bond to yield 12.252% due 2/15/11      1,066,750
  1,685,000 B+        Mediacom Broadband LLC, Sr. Notes, Company Guaranteed, 11.000% due 7/15/13                   1,861,925
                      Pegasus Satellite:
    825,000 CCC+       Sr. Discount Notes, step bond to yield 18.184% due 3/1/07                                     457,875
    825,000 B3*        Sr. Notes, Series B, 9.750% due 12/1/06                                                       705,375
  6,665,000 Ba1*      Rogers Cablesystems Ltd., Sr. Sub. Debentures, 11.000% due 12/1/15                           7,531,450
  2,600,000 B         Telewest Communications PLC, Sr. Discount Debentures, step bond to yield
                        11.000% due 10/1/07                                                                        1,787,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  55,969,894
----------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


12 Smith Barney Diversified Strategic Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002



    FACE
   AMOUNT    RATING(d)                                        SECURITY                                            VALUE
---------------------------------------------------------------------------------------------------------------------------
Casinos/Gaming -- 1.2%
$  1,270,000 B-        Alliance Gaming Corp., Sr. Sub. Notes, Series B, Company Guaranteed, 10.000% due 8/1/07 $  1,341,437
     850,000 B-        Ameristar Casinos Inc., Sr. Sub. Notes, Company Guaranteed, 10.750% due 2/15/09              938,188
     800,000 B+        Argosy Gaming Company, Sr. Sub. Notes, 9.000% due 9/1/11                                     852,000
   3,045,000 B         Hollywood Casino Corp., Sr. Secured, Company Guaranteed, 11.250% due 5/1/07                3,379,950
                       Mandalay Resort Group:
   1,865,000 BB-        Sr. Sub. Debentures, 7.625% due 7/15/13                                                   1,641,200
   1,725,000 BB-        Sr. Sub. Notes, Series B, 10.250% due 8/1/07                                              1,845,750
   2,100,000 BB+       MGM Mirage Inc., Sr. Sub. Notes, Company Guaranteed, 8.375% due 2/1/11                     2,136,750
   4,650,000 BB+       Park Place Entertainment Corp., Sr. Sub. Notes, 8.125% due 5/15/11                         4,661,625
     920,000 Ba3*      Sun International Hotels, Sr. Sub. Notes, Company Guaranteed, 8.625% due 12/15/07            915,400
   3,100,000 B-        Venetian Casino Resort LLC, Secured Notes, Company Guaranteed, 12.250% due 11/15/04        3,208,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 20,920,800
---------------------------------------------------------------------------------------------------------------------------
Chemicals - Agricultural -- 0.4%
   3,920,000 Ba1*      IMC Global Inc., Sr. Notes, Series B, Company Guaranteed, 11.250% due 6/1/11               4,233,600
   3,455,000 BB-       Terra Capital Inc., Sr. Secured Notes, Company Guaranteed, 12.875% due 10/15/08 (e)        3,593,200
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  7,826,800
---------------------------------------------------------------------------------------------------------------------------
Chemicals - Major Diversified -- 0.4%
  25,880,000 B-        Huntsman ICI Chemicals LLC, Sr. Discount Notes, zero coupon bond to yield
                         13.145% due 12/31/09                                                                     6,081,800
     990,000 B         Texas Petrochemical Corp., Sr. Sub. Notes, 11.125% due 7/1/06                                792,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  6,873,800
---------------------------------------------------------------------------------------------------------------------------
Chemicals - Specialty -- 0.7%
     960,000 Ba1*      Airgas Inc., Sr. Sub. Notes, Company Guaranteed, 9.125% due 10/1/11                        1,008,000
   4,805,000 B2*       Avecia Group PLC, Sr. Notes, Company Guaranteed, 11.000% due 7/1/09                        4,805,000
                       ISP Chemco, Sr. Sub. Notes:
   1,540,000 BB-        10.250% due 7/1/11 (e)                                                                    1,609,300
   1,590,000 BB-        Series B, Company Guaranteed, 10.250% due 7/1/11                                          1,661,550
   1,620,000 B+        ISP Holdings Inc., Sr. Secured Notes, 10.625% due 12/15/09 (e)                             1,611,900
     970,000 B+        OM Group Inc., Sr. Sub. Notes, Company Guaranteed, 9.250% due 12/15/11 (e)                 1,003,950
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 11,699,700
---------------------------------------------------------------------------------------------------------------------------
Coal -- 0.1%
   1,820,000 BB        Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11 (e)                                       1,938,300
---------------------------------------------------------------------------------------------------------------------------
Consumer Sundries -- 0.3%
                       American Greetings Corp.:
   1,010,000 BBB-       Sr. Notes, 6.100% due 8/1/28                                                                856,485
   2,600,000 BB+        Sr. Sub. Notes, 11.750% due 7/15/08                                                       2,619,500
   1,635,000 BB        Sola International Inc., Sr. Notes, 6.875% due 3/15/08                                     1,569,499
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  5,045,484
---------------------------------------------------------------------------------------------------------------------------
Containers/Packaging -- 1.3%
     220,000 B-        Huntsman Packaging, Sr. Sub. Notes, Company Guaranteed, 13.000% due 6/1/10                   229,900
                       Owens-Illinois, Inc.:
   3,755,000 B+         Sr. Notes, 7.150% due 5/15/05                                                             3,510,925
   3,230,000 BB         Sr. Secured Notes, 8.875% due 2/15/09 (e)                                                 3,230,000
                       Sealed Air Corp.:
   3,320,000 BBB        6.950% due 5/15/09 (e)                                                                    3,102,191
     255,000 BBB        Sr. Notes, Company Guaranteed, 8.750% due 7/1/08 (e)                                        263,636
   8,705,000 B         Stone Container Corp., Sr. Notes, Company Guaranteed, 11.500% due 8/15/06 (e)              9,390,519

                      See Notes to Financial Statements.


13 Smith Barney Diversified Strategic Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002



    FACE
   AMOUNT    RATING(d)                                      SECURITY                                         VALUE
----------------------------------------------------------------------------------------------------------------------
Containers/Packaging -- 1.3% (continued)
$  1,695,000 B-        Sweetheart Cup Co., Inc., Sr. Sub. Notes, Company Guaranteed, 10.500% due 9/1/03   $  1,669,575
   1,575,000 B-        Tekni-Plex Inc., Sr. Sub. Notes, Series B, Company Guaranteed, 12.750% due 6/15/10    1,559,250
----------------------------------------------------------------------------------------------------------------------
                                                                                                            22,955,996
----------------------------------------------------------------------------------------------------------------------
Contract Drilling -- 0.3%
   5,075,000 BB+       Pride International Inc., Sr. Notes, 10.000% due 6/1/09                               5,506,375
----------------------------------------------------------------------------------------------------------------------
Department Stores -- 0.2%
                       JC Penney Co., Inc., Sr. Notes:
   1,160,000 BBB-       6.125% due 11/15/03                                                                  1,113,457
     780,000 BBB-       6.900% due 8/15/26                                                                     760,968
   1,191,000 BB        Saks Inc., 9.875% due 10/1/11 (e)                                                     1,065,945
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,940,370
----------------------------------------------------------------------------------------------------------------------
Discount Chains -- 0.0%
     593,131 Caa2*     Kmart Corp., Pass-Through Certificates, 8.540% due 1/2/15 (f)                           326,222
----------------------------------------------------------------------------------------------------------------------
Drugstore Chains -- 0.1%
                       Rite Aid Corp., Sr. Notes:
   1,210,000 B-         7.625% due 4/15/05                                                                     689,700
   1,950,000 B-         7.125% due 1/15/07                                                                   1,072,500
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,762,200
----------------------------------------------------------------------------------------------------------------------
Electric Utilities -- 0.7%
   2,260,000 BB+       Avista Corp., Sr. Notes, 9.750% due 6/1/08                                            2,374,916
                       CMS Energy Corp., Sr. Notes:
     820,000 BB         7.625% due 11/15/04                                                                    825,231
   1,110,000 BB         9.875% due 10/15/07                                                                  1,201,731
   3,285,000 Ba2*      Mission Energy Holdings, Sr. Secured Notes, 13.500% due 7/15/08                       3,654,563
   2,845,000 Ba3*      Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10                             3,371,325
----------------------------------------------------------------------------------------------------------------------
                                                                                                            11,427,766
----------------------------------------------------------------------------------------------------------------------
Electrical Products -- 0.1%
   1,930,000 Baa2*     Thomas & Betts Corp., Sr. Notes, Series MTN, 6.625% due 5/7/08                        1,675,416
----------------------------------------------------------------------------------------------------------------------
Electronic Components -- 0.1%
   2,160,000 Ba2*      Celestica International, Sr. Sub. Notes, 10.500% due 12/31/06                         2,278,800
----------------------------------------------------------------------------------------------------------------------
Electronics/Appliances -- 0.1%
   1,280,000 B3*       Remington Products Co. LLC, Sr. Sub. Notes, Series D, 11.000% due 5/15/06             1,065,600
                       Salton Inc., Sr. Sub. Notes:
   1,325,000 B          12.250% due 4/15/08                                                                  1,378,000
     175,000 B          Company Guaranteed, 10.750% due 12/15/05                                               175,000
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,618,600
----------------------------------------------------------------------------------------------------------------------
Electronics Distributors -- 0.1%
   1,910,000 Baa1*     Arrow Electronic Inc., Sr. Debentures, 6.875% due 6/1/18                              1,506,274
----------------------------------------------------------------------------------------------------------------------
Engineering and Construction -- 0.1%
   3,250,000 B+        Foster Wheeler Ltd., Sr. Notes, 6.750% due 11/15/05                                   1,787,500
----------------------------------------------------------------------------------------------------------------------
Environmental Services -- 0.3%
     860,000 B+        Allied Waste Industries Inc., Sr. Sub. Notes, Series B, Company Guaranteed,
                         10.000% due 8/1/09                                                                    876,125
   2,485,000 BB-       Allied Waste North America Inc., Sr. Notes, 8.500% due 12/1/08 (e)                    2,547,125
   1,235,000 B+        URS Corp., Sr. Sub. Notes, Series B, 12.250% due 5/1/09                               1,265,875
----------------------------------------------------------------------------------------------------------------------
                                                                                                             4,689,125
----------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


14 Smith Barney Diversified Strategic Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002



    FACE
   AMOUNT    RATING(d)                                     SECURITY                                         VALUE
---------------------------------------------------------------------------------------------------------------------
Finance/Rental/Leasing -- 0.7%
$  5,000,000 BBB-      Avis Group Holdings Inc., Sr. Sub. Notes, Company Guaranteed, 11.000% due 5/1/09  $  5,475,000
   3,370,000 BB        United Rentals Inc., Sr. Notes, Series B, Company Guaranteed, 10.750% due 4/15/08    3,656,450
   2,595,000 B-        Williams Scotsman Inc., Sr. Notes, Company Guaranteed, 9.875% due 6/1/07             2,607,975
---------------------------------------------------------------------------------------------------------------------
                                                                                                           11,739,425
---------------------------------------------------------------------------------------------------------------------
Financial Conglomerates -- 0.3%
  12,380,500 NR        The FINOVA Group Inc., 7.500% due 11/15/09                                           4,704,590
---------------------------------------------------------------------------------------------------------------------
Food Distributors -- 0.1%
                       Fleming Cos., Inc.:
     520,000 BB-        Sr. Notes, Company Guaranteed, 10.125% due 4/1/08                                     525,200
   2,065,000 B+         Sr. Sub. Notes, Series B, Company Guaranteed, 10.625% due 7/31/07                   1,961,750
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,486,950
---------------------------------------------------------------------------------------------------------------------
Foods - Major Diversified -- 0.3%
                       Aurora Foods Inc., Sr. Sub. Notes:
                        Series B:
   1,195,000 CCC+         9.875% due 2/15/07                                                                1,177,075
   1,880,000 CCC+         8.750% due 7/1/08                                                                 1,786,000
     785,000 CCC+       Series D, 9.875% due 2/15/07                                                          773,225
     985,000 Baa2*     Dean Foods Co., Sr. Notes, 6.900% due 10/15/17                                         792,221
---------------------------------------------------------------------------------------------------------------------
                                                                                                            4,528,521
---------------------------------------------------------------------------------------------------------------------
Foods - Meat/Fish/Dairy -- 0.1%
   2,000,000 BB        Land O' Lakes Inc., Sr. Notes, 8.750% due 11/15/11 (e)                               1,980,000
---------------------------------------------------------------------------------------------------------------------
Foods - Retail -- 0.2%
                       Great Atlantic & Pacific Tea Co.:
   2,045,000 BB         7.750% due 4/15/07                                                                  2,009,212
   1,650,000 BB         Sr. Notes, 9.125% due 12/15/11                                                      1,707,750
---------------------------------------------------------------------------------------------------------------------
                                                                                                            3,716,962
---------------------------------------------------------------------------------------------------------------------
Foods - Specialty/Candy -- 0.1%
   1,460,000 B2*       Michael Foods, Sr. Sub. Notes, Series B, 11.750% due 4/1/11                          1,591,400
---------------------------------------------------------------------------------------------------------------------
Forest Products -- 0.2%
   3,185,000 Ba2*      Louisiana Pacific Corp., Sr. Sub. Notes, 10.875% due 11/15/08                        3,169,075
---------------------------------------------------------------------------------------------------------------------
Health Services -- 0.1%
   1,640,000 B+        US Oncology, Inc., Sr. Sub. Notes, 9.625% due 2/1/12 (e)                             1,640,000
---------------------------------------------------------------------------------------------------------------------
Homebuilding -- 0.6%
   1,865,000 Ba2*      D.R. Horton, Inc., Sr. Sub. Notes, Company Guaranteed, 9.375% due 3/15/11            1,934,937
   1,285,000 BB-       KB HOME, Sr. Sub. Notes, 9.500% due 2/15/11                                          1,349,250
   2,845,000 BB+       Lennar Corp., Sr. Notes, Series B, Company Guaranteed, 9.950% due 5/1/10             3,122,388
     925,000 B1*       Meritage Corp., Sr. Notes, Company Guaranteed, 9.750% due 6/1/11                       971,250
     540,000 BB        The Ryland Group, Inc., Sr. Notes, 9.750% due 9/1/10                                   577,800
   2,000,000 B2*       Schuler Homes Inc., Sr. Sub. Notes, Company Guaranteed, 10.500% due 7/15/11          2,120,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           10,075,625
---------------------------------------------------------------------------------------------------------------------
Hospital/Nursing Management -- 0.1%
     280,000 B-        Magellan Health Services, Sr. Sub. Notes, 9.000% due 2/15/08                           235,200
   1,695,000 B         Res-Care Inc., Sr. Notes, 10.625% due 11/15/08 (e)                                   1,711,950
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,947,150
---------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


15 Smith Barney Diversified Strategic Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)     JANUARY 31, 2002



    FACE
   AMOUNT    RATING(d)                                        SECURITY                                            VALUE
---------------------------------------------------------------------------------------------------------------------------
Hotels/Resorts/Cruiselines -- 0.8%
$  2,665,000 B1*       Courtyard by Marriott, Sr. Secured Notes, Series B, 10.750% due 2/1/08                  $  2,738,287
   1,425,000 BBB-      Hilton Hotels, Sr. Notes, 7.950% due 4/15/07                                               1,434,078
   7,520,000 B+        Intrawest Corp., Sr. Notes, 10.500% due 2/1/10                                             7,745,600
   2,000,000 B         Vail Resorts Inc., Sr. Sub. Notes, 8.750% due 5/15/09 (e)                                  2,012,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 13,930,465
---------------------------------------------------------------------------------------------------------------------------
Household/Personal Care -- 0.1%
   1,625,000 B-        Revlon Consumer Products Corp., Sr. Secured Notes, 12.000% due 12/1/05 (e)                 1,576,250
---------------------------------------------------------------------------------------------------------------------------
Industrial Machinery -- 0.0%
     290,000 B         Flowserve Corp., Sr. Sub. Notes, Company Guaranteed, 12.250% due 8/15/10                     326,250
---------------------------------------------------------------------------------------------------------------------------
Insurance - Specialty -- 0.1%
   1,515,000 Ba1*      Markel Capital Trust I, Jr. Sub. Notes, Series B, Company Guaranteed, 8.710% due 1/1/46    1,065,722
---------------------------------------------------------------------------------------------------------------------------
Marine Shipping -- 0.1%
   2,390,000 B-        Oglebay Norton Co., Sr. Sub. Notes, 10.000% due 2/1/09                                     2,115,150
---------------------------------------------------------------------------------------------------------------------------
Medical Distributors -- 0.1%
   1,735,000 B         Physician Sales & Services, Sr. Sub. Notes, Company Guaranteed, 8.500% due 10/1/07         1,752,350
---------------------------------------------------------------------------------------------------------------------------
Medical/Nursing Services -- 0.2%
                       HEALTHSOUTH Corp., Sr. Notes:
   1,025,000 BBB-       6.875% due 6/15/05                                                                        1,020,127
   1,720,000 BBB-       8.375% due 10/1/11                                                                        1,780,200
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  2,800,327
---------------------------------------------------------------------------------------------------------------------------
Medical Specialties -- 0.5%
                       ALARIS Medical Systems, Inc.:
     860,000 B+         Sr. Secured Notes, Series B, 11.625% due 12/1/06                                            948,150
   2,295,000 B-         Sr. Sub. Notes, Company Guaranteed, 9.750% due 12/1/06                                    2,197,463
   1,725,000 B3*       Hanger Orthopedic Group, Sr. Sub. Notes, 11.250% due 6/15/09                               1,684,031
   1,785,000 B         Per-Se Technologies Inc., Sr. Notes, Series B, Company Guaranteed, 9.500% due 2/15/05      1,651,125
   1,630,000 B-        Universal Hospital Services, Sr. Notes, 10.250% due 3/1/08                                 1,540,350
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  8,021,119
---------------------------------------------------------------------------------------------------------------------------
Metal Fabrication -- 0.2%
   1,720,000 CCC+      Hexcel Corp., Sr. Sub. Notes, 9.750% due 1/15/09                                           1,006,200
   4,130,000 B2*       Park-Ohio Industries Inc., Sr. Sub. Notes, 9.250% due 12/1/07                              2,684,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  3,690,700
---------------------------------------------------------------------------------------------------------------------------
Miscellaneous Commercial Services -- 0.0%
     215,000 B2*       Intertek Finance PLC, Sr. Sub. Notes, Series B, Company Guaranteed, 10.250% due 11/1/06      216,075
     705,000 B-        Outsourcing Solutions Inc., Sr. Sub. Notes, Series B, 11.000% due 11/1/06                    595,725
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    811,800
---------------------------------------------------------------------------------------------------------------------------
Miscellaneous Manufacturing -- 0.2%
   2,310,000 B         Applied Extrusion Technologies, Inc., Sr. Notes, Series B, Company Guaranteed,
                         10.750% due 7/1/11                                                                       2,402,400
   1,775,000 BBB       Cooper Tire & Rubber Co., Sr. Notes, 7.625% due 3/15/27                                    1,529,374
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  3,931,774
---------------------------------------------------------------------------------------------------------------------------
Movies/Entertainment -- 0.5%
                       AMC Entertainment Inc., Sr. Sub. Notes:
   2,455,000 CCC        9.500% due 3/15/09                                                                        2,356,800
   1,475,000 CCC        9.500% due 2/1/11                                                                         1,416,000
   4,785,000 B         Premier Parks, Inc., Sr. Discount Notes, step bond to yield 10.768% due 4/1/08             4,378,275
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  8,151,075
---------------------------------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



16 Smith Barney Diversified Strategic Income Fund | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002



   FACE
  AMOUNT   RATING(d)                                          SECURITY                                             VALUE
----------------------------------------------------------------------------------------------------------------------------
Office Equipment /Supplies -- 0.1%
$1,785,000 Ba1*      Xerox Corp., 5.250% due 12/15/03                                                           $  1,633,275
----------------------------------------------------------------------------------------------------------------------------
Oil and Gas Pipelines -- 0.2%
 3,670,000 BB-       Leviathan Gas Pipeline Partners L.P., Sr. Sub. Notes, Series B, Company Guaranteed,
                       10.375% due 6/1/09                                                                          3,908,550
----------------------------------------------------------------------------------------------------------------------------
Oil and Gas Production -- 0.5%
 1,285,000 B+        Canadian Forest Oil Corp., Sr. Sub. Notes, Company Guaranteed, 10.500% due 1/15/06            1,362,100
 1,360,000 B         Houston Exploration Co., Sr. Sub. Notes, Series B, 8.625% due 1/1/08                          1,380,400
                     Plains Resources Inc., Sr. Sub. Notes, Company Guaranteed:
 1,125,000 B          Series B, 10.250% due 3/15/06                                                                1,153,125
   660,000 B          Series F, 10.250% due 3/15/06                                                                  676,500
   795,000 B-        Range Resources Corp., Sr. Sub. Notes, Company Guaranteed, 8.750% due 1/15/07                   767,175
 2,285,000 B+        Stone Energy Corp., Sr. Sub. Notes, Company Guaranteed, 8.750% due 9/15/07                    2,364,975
   855,000 BB-       Vintage Petroleum, Inc., Sr. Sub. Notes, 9.750% due 6/30/09                                     863,550
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   8,567,825
----------------------------------------------------------------------------------------------------------------------------
Oil Refining/Marketing -- 0.2%
 1,360,000 BB-       Pennzoil-Quaker State Co., Sr. Notes, 10.000% due 11/1/08 (e)                                 1,448,400
 1,715,000 BB-       Tesoro Petroleum Corp., Sr. Sub. Notes, 9.625% due 11/1/08 (e)                                1,766,450
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   3,214,850
----------------------------------------------------------------------------------------------------------------------------
Oilfield Services/Equipment -- 0.2%
 1,360,000 BB        Compagnie Generale de Geophysique S.A., Sr. Notes, 10.625% due 11/15/07                       1,394,000
 1,380,000 BB-       Superior Energy Services Inc., LLC, Sr. Notes, Company Guaranteed, 8.875% due 5/15/11         1,305,825
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   2,699,825
----------------------------------------------------------------------------------------------------------------------------
Other Consumer Services -- 0.7%
 1,295,000 B         Coinmach Corp., Sr. Notes, 9.000% due 2/1/10 (e)                                              1,324,138
 4,705,000 BB+       SC International Services Inc., Sr. Sub. Notes, Series B, Company Guaranteed,
                       9.250% due 9/1/07                                                                           3,905,150
                     Service Corp. International:
 1,915,000 BB-        Debentures, 7.875% due 2/1/13                                                                1,680,413
                      Sr. Notes:
 1,290,000 BB-          6.875% due 10/1/07                                                                         1,154,550
 1,590,000 BB-          6.500% due 3/15/08                                                                         1,383,300
 2,435,000 B+        Stewart Enterprises Inc., Sr. Sub. Notes, Company Guaranteed, 10.750% due 7/1/08              2,654,150
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  12,101,701
----------------------------------------------------------------------------------------------------------------------------
Other Metals/Minerals -- 0.1%
 1,610,000 BBB-      Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11                                              1,582,743
----------------------------------------------------------------------------------------------------------------------------
Precious Metals -- 0.1%
 2,500,000 BBB       Newmont Mining Corp., Sr. Notes, 8.625% due 5/15/11                                           2,562,793
----------------------------------------------------------------------------------------------------------------------------
Property/Casualty Insurance -- 0.0%
 1,280,000 BB+       PXRE Capital Trust I, Company Guaranteed, 8.850% due 2/1/27                                     668,017
----------------------------------------------------------------------------------------------------------------------------
Publishing - Books/Magazines -- 0.3%
 5,625,000 BB-       Quebecor Media Inc., Sr. Notes, 11.125% due 7/15/11                                           6,117,187
----------------------------------------------------------------------------------------------------------------------------
Publishing - Newspapers -- 0.3%
 2,135,000 B+        Garden State Newspapers, Sr. Sub. Notes, Series B, 8.750% due 10/1/09                         2,124,325
   690,000 Ba3*      Hollinger International Publishing, Sr. Sub. Notes, Company Guaranteed, 9.250% due 3/15/07      703,800
 3,005,000 B         Hollinger Participation, Sr. Notes, Payment-in-kind, 12.125% due 11/15/10 (e)                 2,719,525
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   5,547,650
----------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


17 Smith Barney Diversified Strategic Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)     JANUARY 31, 2002



   FACE
  AMOUNT   RATING(d)                                        SECURITY                                            VALUE
-------------------------------------------------------------------------------------------------------------------------
Pulp and Paper -- 0.4%
$1,710,000 BBB       Bowater Canada Inc., Sr. Notes, 7.950% due 11/15/11 (e)                                 $  1,744,205
 2,025,000 B+        Buckeye Technologies Inc., Sr. Sub. Notes, 8.000% due 10/15/10                             1,832,625
 3,200,000 BBB-      Georgia-Pacific Corp., Sr. Notes, 7.500% due 5/15/06                                       2,935,043
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                6,511,873
-------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts -- 0.5%
 2,170,000 BB-       HMH Properties Inc., Sr. Secured Notes, Company Guaranteed, Series A, 7.875% due 8/1/05    2,142,875
 2,765,000 BB-       Host Marriott LP, Sr. Notes, 9.500% due 1/15/07 (e)                                        2,896,338
 1,735,000 BB-       Meditrust Inc., Sr. Notes, 7.114% due 8/15/04 (e)                                          1,704,637
 1,490,000 BBB-      Starwood Hotels & Resorts, Company Guaranteed, 6.750% due 11/15/05                         1,483,243
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                8,227,093
-------------------------------------------------------------------------------------------------------------------------
Recreational Products -- 0.2%
 4,220,000 BB        Hasbro Inc., Sr. Debentures, 6.600% due 7/15/28                                            3,180,825
-------------------------------------------------------------------------------------------------------------------------
Restaurants -- 0.2%
 1,880,000 B-        Carrols Corp., Sr. Sub. Notes, Company Guaranteed, 9.500% due 12/1/08                      1,811,850
 1,750,000 Ba3*      Sbarro Inc., Sr. Sub. Notes, Company Guaranteed, 11.000% due 9/15/09                       1,758,750
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                3,570,600
-------------------------------------------------------------------------------------------------------------------------
Savings Banks -- 0.3%
                     Ocwen Capital:
 1,525,000 B1*        11.875% due 10/1/03                                                                       1,502,125
 3,920,000 B3*        Jr. Sub. Notes, Company Guaranteed, 10.875% due 8/1/27                                    3,116,400
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                4,618,525
-------------------------------------------------------------------------------------------------------------------------
Semiconductors -- 0.3%
 4,355,000 B         Fairchild Semiconductor Corp., Sr. Sub. Notes, 10.125% due 3/15/07                         4,561,863
-------------------------------------------------------------------------------------------------------------------------
Stores - Specialty -- 0.1%
   500,000 B-        Advance Stores Co., Sr. Sub. Notes, Series B, Company Guaranteed, 10.250% due 4/15/08        523,125
                     The Pep Boys -- Manny, Moe & Jack:
   845,000 BB-        6.710% due 11/3/04                                                                          802,750
 1,010,000 BB-        Sr. Notes, 6.520% due 7/16/07                                                             1,010,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                2,335,875
-------------------------------------------------------------------------------------------------------------------------
Telecommunications - Major -- 0.1%
 2,455,000 BB        PanAmSat Corp., Sr. Notes, 8.500% due 2/1/12 (e)                                           2,461,138
-------------------------------------------------------------------------------------------------------------------------
Telecommunications - Specialty -- 0.4%
 1,500,000 B-        FLAG Telecom Holdings Ltd., Sr. Notes, 11.625% due 3/30/10                                   397,500
 1,780,000 B-        GT Group Telecom Inc., Sr. Discount Notes, step bond to yield 15.233% due 2/1/10             240,300
                     Metromedia Fiber Network, Inc.:
 7,750,000 Caa3*      Sr. Notes, Series B, 10.000% due 11/15/08                                                 2,596,250
 3,265,000 NR         Sr. Secured Notes, 14.000% due 3/15/07                                                    2,497,725
 2,710,000 Caa1*     Tele1 Europe B.V., Sr. Notes, 13.000% due 5/15/09                                            880,750
 1,510,000 B-        Time Warner Telecom LLC, Sr. Notes, 9.750% due 7/15/08                                     1,049,450
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                7,661,975
-------------------------------------------------------------------------------------------------------------------------
Tobacco -- 0.2%
   510,000 BB        Dimon Inc., Sr. Notes, Series B, Company Guaranteed, 9.625% due 10/15/11                     535,500
 2,235,000 BB        Standard Commercial Corp., Sr. Notes, Company Guaranteed, 8.875% due 8/1/05                2,279,700
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                2,815,200
-------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

18 Smith Barney Diversified Strategic Income Fund | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)     JANUARY 31, 2002



   FACE
  AMOUNT   RATING(d)                                         SECURITY                                            VALUE
--------------------------------------------------------------------------------------------------------------------------
Trucks/Construction/Farm Machinery -- 0.2%
$2,775,000 B         Columbus McKinnon Corp., Sr. Sub. Notes, Company Guaranteed, 8.500% due 4/1/08           $  2,525,250
 1,025,000 BBB-      Navistar International Corp., Sr. Notes, Series B, Company Guaranteed, 9.375% due 6/1/06    1,091,625
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,616,875
--------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunications -- 1.5%
 1,920,000 Caa1*     AirGate PCS, Inc., Sr. Sub. Discount Notes, step bond to yield 12.876% to 10/1/09           1,329,600
 2,135,000 Caa1*     Alamosa PCS Holdings, Inc., Sr. Discount Notes, Company Guaranteed, step bond to yield
                       17.473% due 2/15/10                                                                       1,142,225
                     Crown Castle International Corp.:
 1,040,000 B          Sr. Discount Notes, step bond to yield 10.453% due 5/15/11                                   546,000
 2,735,000 B          Sr. Notes, 10.750% due 8/1/11                                                              2,393,125
 1,560,000 B3*       Dobson/Sygnet Communications Corp., Sr. Notes, 12.250% due 12/15/08                         1,614,600
 1,850,000 Caa1*     Horizon PCS, Inc., Sr. Discount Notes, Company Guaranteed, step bond to yield
                       15.089% due 10/1/10                                                                         851,000
 1,000,000 Caa1*     IWO Holdings, Inc., Sr. Notes, Company Guaranteed, 14.000% due 1/15/11                        995,000
 4,200,000 B-        Millicom International Cellular S.A., Sr. Discount Notes, step bond to yield
                       13.500% due 6/1/06                                                                        2,835,000
                     Nextel Communications, Sr. Discount Notes:
 8,120,000 B1*        Step bond to yield 10.957% due 9/15/07                                                     6,069,700
 8,005,000 B1*        Step bond to yield 10.743% due 2/15/08                                                     5,303,312
                     VoiceStream Wireless Co.:
 1,009,000 A-         Sr. Discount Notes, step bond to yield 11.871% due 11/15/09                                  892,965
 1,238,737 A-         Sr. Notes, 10.375% due 11/15/09                                                            1,418,354
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                25,390,881
--------------------------------------------------------------------------------------------------------------------------
                     TOTAL CORPORATE BONDS AND NOTES
                     (Cost -- $475,435,115)                                                                    449,634,058
--------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES -- 0.9%
Alternative Power Generation -- 0.0%
   445,000 B-        Covanta Energy Corp., 6.000% due 6/1/02                                                       239,085
--------------------------------------------------------------------------------------------------------------------------
Computer Communications -- 0.0%
   435,000 B         Transwitch Corp., 4.500% due 9/12/05                                                          262,087
--------------------------------------------------------------------------------------------------------------------------
Contract Drilling -- 0.0%
   230,000 B-        Parker Drilling Co., Sub. Notes, 5.500% due 8/1/04                                            205,850
--------------------------------------------------------------------------------------------------------------------------
Drugstore Chains -- 0.0%
   755,000 B-        Rite Aid Corp., Sr. Notes, 4.750% due 12/1/06 (e)                                             465,269
--------------------------------------------------------------------------------------------------------------------------
Electronic Components -- 0.2%
 2,325,000 Ba2*      Celestica Inc., zero coupon bond to yield 11.379% due 8/1/20                                1,046,250
 4,130,000 Ba2*      Sanmina Corp., Sr. Notes, zero coupon bond to yield 10.674% due 9/12/20                     1,559,075
 1,715,000 BB+       Solectron Corp., Sr. Notes, zero coupon bond to yield 3.632% due 5/8/20                       975,406
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,580,731
--------------------------------------------------------------------------------------------------------------------------
Electronic Production Equipment -- 0.1%
 2,225,000 B-        Amkor Technologies, Inc., Sr. Notes, 5.000% due 3/15/07                                     1,602,000
--------------------------------------------------------------------------------------------------------------------------
Medical/Nursing Services -- 0.2%
 2,525,000 B2*       Total Renal Care, Jr. Sub. Notes, 7.000% due 5/15/09                                        2,547,094
--------------------------------------------------------------------------------------------------------------------------
Semiconductors -- 0.4%
 2,040,000 Ba3*      Cypress Semiconductors, Sub. Notes, 3.750% due 7/1/05                                       1,749,300
 2,130,000 Ba3*      LSI Logic Corp., Sr. Notes, 4.000% due 2/15/05                                              1,850,437
 2,200,000 B-        TriQuint Semiconductor, Inc., Sub. Notes, 4.000% due 3/1/07                                 1,633,500
 2,050,000 B2*       Vitesse Semiconductor, 4.000% due 3/15/05                                                   1,668,188
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,901,425
--------------------------------------------------------------------------------------------------------------------------
                     TOTAL CONVERTIBLE CORPORATE BONDS AND NOTES
                     (Cost -- $15,418,295)                                                                      15,803,541
--------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


19 Smith Barney Diversified Strategic Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)     JANUARY 31, 2002



SHARES                                    SECURITY                                 VALUE
--------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.4%
Aerospace and Defense -- 0.0%
      1,650   Northrop Grumman Corp., Equity Security Units, 7.250% due 11/1/04 $    198,660
--------------------------------------------------------------------------------------------
Electronic Components -- 0.0%
      4,300   Motorola Inc., Equity Security Units, 7.000% due 11/16/04              186,792
--------------------------------------------------------------------------------------------
Hospital/Nursing Management -- 0.2%
     37,850   Fresenius Medical Care Preferred Capital Trust, 9.000%               3,955,325
--------------------------------------------------------------------------------------------
Telecommunications - Major -- 0.1%
      2,550   Broadwing Communications, 12.500%                                    1,635,188
--------------------------------------------------------------------------------------------
Telecommunications - Specialty -- 0.0%
      5,500   Global Crossing Holdings Ltd., 6.750% due 4/15/12                       11,687
--------------------------------------------------------------------------------------------
Wireless Telecommunications -- 0.1%
     18,000   Crown Castle International Corp., 6.250%                               402,750
        135   Dobson Communications Corp., Payment-in-kind, 13.000%                   12,319
--------------------------------------------------------------------------------------------
                                                                                     415,069
--------------------------------------------------------------------------------------------
              TOTAL PREFERRED STOCK
              (Cost -- $7,854,151)                                                 6,402,721
--------------------------------------------------------------------------------------------
COMMON STOCK (g) -- 0.0%
Foods - Major Diversified -- 0.0%
     24,971   Aurora Foods Inc.                                                      122,358
--------------------------------------------------------------------------------------------
Telecommunications - Specialty -- 0.0%
     63,778   McLeodUSA Inc.                                                          11,480
     19,250   Pagemart Nationwide Inc.                                                   192
     78,123   Song Networks Holdings ADR                                              60,155
--------------------------------------------------------------------------------------------
                                                                                      71,827
--------------------------------------------------------------------------------------------
Wireless Telecommunications -- 0.0%
      3,455   Crown Castle International Corp.                                        25,118
--------------------------------------------------------------------------------------------
              TOTAL COMMON STOCK
              (Cost -- $63,365)                                                      219,303
--------------------------------------------------------------------------------------------

 WARRANTS                                 SECURITY                                 VALUE
--------------------------------------------------------------------------------------------
WARRANTS (g) -- 0.0%
Broadcasting -- 0.0%
     12,325   UIH Australia, Expire 5/15/06                                                0
--------------------------------------------------------------------------------------------
Commercial Printing/Forms -- 0.0%
      1,865   Merrill Corp., Expire 5/1/09                                               186
--------------------------------------------------------------------------------------------
Containers/Packaging -- 0.0%
        220   Pliant Corp., Expire 6/1/10 (e)                                            341
--------------------------------------------------------------------------------------------
Internet Software/Services -- 0.0%
      2,095   Cybernet Internet Services International, Inc., Expire 7/1/09 (e)            3
      8,430   WAM! Net Inc., Expire 3/1/05                                                84
--------------------------------------------------------------------------------------------
                                                                                          87
--------------------------------------------------------------------------------------------
Pulp and Paper -- 0.0%
      8,500   SD Warren Co., Expire 12/15/06                                               0
--------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



20 Smith Barney Diversified Strategic Income Fund | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)     JANUARY 31, 2002



 WARRANTS                                     SECURITY                               VALUE
----------------------------------------------------------------------------------------------
Telecommunications - Specialty -- 0.0%
      1,780        GT Group Telecom Inc., Expire 2/1/10 (e)                       $      8,010
     42,090        Pagemart Inc., Expire 12/31/03                                          421
      7,800        RSL Communications Ltd., Expire 11/15/06                              1,097
----------------------------------------------------------------------------------------------
                                                                                         9,528
----------------------------------------------------------------------------------------------
Wireless Telecommunications -- 0.0%
      1,185        Horizon PCS Inc., Expire 10/1/10 (e)                                 35,698
      5,000        Iridium World Communications, Expire 7/15/05 (e)                         50
      1,000        Iwo Holdings Inc., Expire 1/15/11                                    40,125
----------------------------------------------------------------------------------------------
                                                                                        75,873
----------------------------------------------------------------------------------------------
                   TOTAL WARRANTS
                   (Cost -- $365,074)                                                   86,015
----------------------------------------------------------------------------------------------
                   TOTAL HIGH-YIELD SECTOR
                   (Cost -- $499,136,000)                                          472,145,638
----------------------------------------------------------------------------------------------

   FACE
 AMOUNT+                                      SECURITY                               VALUE
----------------------------------------------------------------------------------------------
INTERNATIONAL SECTOR -- 23.0%
BONDS -- 23.0%
Austria -- 1.5%
 31,000,000/EUR/   Republic of Austria, 3.400% due 10/20/04 (a)                     26,114,350
----------------------------------------------------------------------------------------------
Belgium -- 0.0%
  1,350,000/EUR/   FLAG Telecom Holdings Ltd., Sr. Notes, 11.625% due 3/30/10          330,616
----------------------------------------------------------------------------------------------
Canada -- 2.6%
 70,000,000        Canadian Government, 5.000% due 9/1/04 (a)                       45,186,935
----------------------------------------------------------------------------------------------
Denmark -- 4.3%
400,000,000        Kingdom of Denmark, 5.000% due 11/15/03 (a)                      46,786,094
                   NYKREDIT:
150,527,381         6.000% due 10/1/19                                              17,263,256
 86,862,594         7.000% due 10/1/29                                              10,176,303
----------------------------------------------------------------------------------------------
                                                                                    74,225,653
----------------------------------------------------------------------------------------------
Germany -- 1.4%
 25,000,000/EUR/   Bundesobligation, 5.000% due 8/19/05                             21,873,244
  3,305,000/EUR/   Messer Griesheim Holdings AG, Sr. Notes, 10.375% due 6/1/11       2,990,932
----------------------------------------------------------------------------------------------
                                                                                    24,864,176
----------------------------------------------------------------------------------------------
Japan -- 0.5%
 10,000,000/EUR/   Japan Bank For International Cooperation, 4.625% due 7/23/03      8,677,348
----------------------------------------------------------------------------------------------
Mexico -- 0.0%
  2,000,000        United Mexican States -- Value Recovery Rights, Expire 6/30/03            2
----------------------------------------------------------------------------------------------
New Zealand -- 1.6%
                   New Zealand Government:
 28,000,000         5.500% due 4/15/03                                              11,782,435
 37,000,000         6.500% due 2/15/05                                              15,611,572
----------------------------------------------------------------------------------------------
                                                                                    27,394,007
----------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


21 Smith Barney Diversified Strategic Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)     JANUARY 31, 2002



     FACE
   AMOUNT+                                     SECURITY                                  VALUE
---------------------------------------------------------------------------------------------------
Portugal -- 0.5%
10,000,000/EUR/   Republic of Portugal, 6.000% due 2/16/04                           $    8,906,463
---------------------------------------------------------------------------------------------------
Supernational -- 4.8%
                  European Investment Bank:
15,000,000/GBP/    6.000% due 5/7/03                                                     21,486,221
10,000,000/GBP/    7.000% due 12/8/03                                                    14,595,920
                  International Bank of Reconstruction & Development:
13,500,000/GBP/    7.000% due 6/7/02                                                     19,243,922
 5,500,000/GBP/    6.500% due 1/7/03                                                      7,900,991
 7,000,000/USD/    3.500% due 10/22/04                                                    6,924,323
10,000,000/GBP/   Nordic Investment Bank, 6.000% due 8/10/04                             14,376,551
---------------------------------------------------------------------------------------------------
                                                                                         84,527,928
---------------------------------------------------------------------------------------------------
Sweden -- 3.5%
 6,000,000/GBP/   Kingdom of Sweden, 7.500% due 12/30/02                                  8,683,468
    600,000,000   Swedish Government, 3.500% due 4/20/06 (a)                             52,977,960
---------------------------------------------------------------------------------------------------
                                                                                         61,661,428
---------------------------------------------------------------------------------------------------
United Kingdom -- 0.2%
 2,925,000/EUR/   Colt Telecommunication Group PLC, Sr. Notes, 2.000% due 4/3/07 (e)      1,261,456
 1,330,000/EUR/   Ono Finance PLC, Sr. Notes, 14.000% due 7/15/10                           801,657
    1,260,000//   Telewest Communications PLC, 5.250% due 2/19/07 (e)                       967,294
---------------------------------------------------------------------------------------------------
                                                                                          3,030,407
---------------------------------------------------------------------------------------------------
United States -- 2.1%
20,000,000/GBP/   Fannie Mae, 6.875% due 6/7/02                                          28,510,813
 5,000,000/GBP/   KFW International Finance, 7.625% due 12/30/03                          7,384,134
   990,000/EUR/   The Manitowoc Co. Inc., Sr. Sub. Notes, 10.375% due 5/15/11               893,242
   500,000/GBP/   NTL Communications Corp., Sr. Notes, 9.500% due 4/1/08                    232,997
---------------------------------------------------------------------------------------------------
                                                                                         37,021,186
---------------------------------------------------------------------------------------------------
                  TOTAL BONDS
                  (Cost -- $435,824,871)                                                401,940,499
---------------------------------------------------------------------------------------------------

   WARRANTS                                    SECURITY                                  VALUE
---------------------------------------------------------------------------------------------------
WARRANTS (g) -- 0.0%
United Kingdom  -- 0.0%
       250/EUR/   Jazztel PLC, Expire 7/15/10 (Cost -- $0) (e)                                    0
---------------------------------------------------------------------------------------------------
                  TOTAL INTERNATIONAL SECTOR
                  (Cost -- $435,824,871)                                                401,940,499
---------------------------------------------------------------------------------------------------
                  SUB-TOTAL INVESTMENTS
                  (Cost -- $1,611,054,918)                                            1,551,737,900
---------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


22 Smith Barney Diversified Strategic Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)     JANUARY 31, 2002


    FACE
   AMOUNT                                                SECURITY                                               VALUE
----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 11.0%
$192,066,000   Goldman, Sachs & Co., 1.880% due 2/1/02; Proceeds at maturity -- $192,076,030; (Fully collateralized by U.S. Treasury Notes, Bonds and Inflation-Indexed Notes and Bonds, 3.375%
                 to 14.250% due 2/15/02 to 4/15/32; Market value -- $195,907,439) (Cost -- $192,066,000)       192,066,000
--------------------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100%
               (Cost -- $1,803,120,918**)                                                                   $1,743,803,900
--------------------------------------------------------------------------------------------------------------------------

(a)Security is segregated as collateral for "to-be-announced" ("TBA") securities and open forward foreign currency contracts.
(b)Date shown represents the last in range of maturity dates of mortgage certificates owned.
(c)Security is traded on a TBA basis.
(d)All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
(e)Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)Bond is in default.
(g)Non-income producing security.
 +Face amount represents local currency unless otherwise indicated.
**Aggregate cost for Federal income tax purposes is substantially the same.
  Abbreviations used in this schedule:
  ADR -- American Depository Receipt.
  EUR -- European Currency Unit.
  GBP -- British Pound.

  See page 24 for definitions of bond ratings.

                      See Notes to Financial Statements.



23 Smith Barney Diversified Strategic Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 BOND RATINGS (UNAUDITED)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign, which is used to show relative standing within the major rating categories.

AA           -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A            -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB          -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC,  -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on
CC and C balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating classification from "A" through "Caa". The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

A            -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa          -- Bonds rated "Baa" are considered to be medium grade
                obligations; that is they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

Ba           -- Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B            -- Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

Caa          -- Bonds that are rated "Caa" are of poor standing. Such issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR           -- Indicates that the bond is not rated by Standard & Poor's or
                Moody's.


24 Smith Barney Diversified Strategic Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)     JANUARY 31, 2002


ASSETS:
   Investments, at value (Cost -- $1,611,054,918)                                    $1,551,737,900
   Repurchase agreement, at value (Cost -- $192,066,000)                                192,066,000
   Foreign currency, at value (Cost -- $9,325,962)                                        9,146,032
   Cash                                                                                         746
   Dividends and interest receivable                                                     22,937,779
   Receivable for open forward foreign currency contracts (Note 6)                       11,651,893
   Receivable for securities sold                                                         4,126,067
   Receivable for Fund shares sold                                                        1,122,869
----------------------------------------------------------------------------------------------------
   Total Assets                                                                       1,792,789,286
----------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                                     151,486,578
   Investment advisory fee payable                                                          630,354
   Distribution fees payable                                                                557,264
   Payable for open forward foreign currency contracts (Note 6)                             339,950
   Administration fee payable                                                               280,158
   Payable for Fund shares purchased                                                        218,224
   Accrued expenses                                                                         269,801
----------------------------------------------------------------------------------------------------
   Total Liabilities                                                                    153,782,329
----------------------------------------------------------------------------------------------------
Total Net Assets                                                                     $1,639,006,957
----------------------------------------------------------------------------------------------------
NET ASSETS:
   Par value of shares of beneficial interest                                        $      249,639
   Capital paid in excess of par value                                                2,050,456,854
   Overdistributed net investment income                                                (20,443,196)
   Accumulated net realized loss from security transactions and foreign currencies     (342,844,207)
   Net unrealized depreciation of investments and foreign currencies                    (48,412,133)
----------------------------------------------------------------------------------------------------
Total Net Assets                                                                     $1,639,006,957
----------------------------------------------------------------------------------------------------
Shares Outstanding:
   Class A                                                                               99,260,930
----------------------------------------------------------------------------------------------------
   Class B                                                                              100,420,901
----------------------------------------------------------------------------------------------------
   Class L                                                                               23,598,783
----------------------------------------------------------------------------------------------------
   Class Y                                                                               21,828,215
----------------------------------------------------------------------------------------------------
   Class Z                                                                                4,530,430
----------------------------------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                                             $6.55
----------------------------------------------------------------------------------------------------
   Class B *                                                                                  $6.58
----------------------------------------------------------------------------------------------------
   Class L **                                                                                 $6.57
----------------------------------------------------------------------------------------------------
   Class Y (and redemption price)                                                             $6.56
----------------------------------------------------------------------------------------------------
   Class Z (and redemption price)                                                             $6.56
----------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
   Class A (net asset value plus 4.71% of net asset value per share)                          $6.86
----------------------------------------------------------------------------------------------------
   Class L (net asset value plus 1.01% of net asset value per share)                          $6.64
----------------------------------------------------------------------------------------------------

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 2).
**Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.


 25 Smith Barney Diversified Strategic Income Fund | 2002 Semi-Annual Report to
                                  Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)   FOR THE YEAR ENDED JANUARY 31, 2002


INVESTMENT INCOME:
   Interest                                                     $ 61,372,353
   Dividends                                                         210,329
-----------------------------------------------------------------------------
   Total Investment Income                                        61,582,682
-----------------------------------------------------------------------------
EXPENSES:
   Distribution fees (Note 2)                                      4,068,801
   Investment advisory fee (Note 2)                                3,828,967
   Administration fee (Note 2)                                     1,701,763
   Shareholder and system servicing fees                             547,536
   Shareholder communications                                        108,045
   Custody                                                            96,784
   Audit and legal                                                    19,537
   Pricing fees                                                       13,914
   Trustees' fees                                                     13,309
   Other expenses                                                     32,382
-----------------------------------------------------------------------------
   Total Expenses                                                 10,431,038
-----------------------------------------------------------------------------
Net Investment Income                                             51,151,644
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTES 3 AND 6):
   Realized Loss From:
     Security transactions (excluding short-term securities)     (56,999,300)
     Foreign currency transactions                               (18,031,596)
-----------------------------------------------------------------------------
   Net Realized Loss                                             (75,030,896)
-----------------------------------------------------------------------------
   Change in Net Unrealized Depreciation From:
     Security transactions                                        15,137,190
     Foreign currency transactions                                20,072,983
-----------------------------------------------------------------------------
   Decrease in Net Unrealized Depreciation                        35,210,173
-----------------------------------------------------------------------------
Net Loss on Investments and Foreign Currencies                   (39,820,723)
-----------------------------------------------------------------------------
Increase in Assets From Operations                              $ 11,330,921
-----------------------------------------------------------------------------



                      See Notes to Financial Statements.


26 Smith Barney Diversified Strategic Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended January 31, 2002 (unaudited) and the Year Ended July 31, 2001

                                                                          2002            2001
-----------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                             $   51,151,644  $   124,052,361
   Net realized loss                                                    (75,030,896)     (96,243,178)
   Decrease in net unrealized depreciation                               35,210,173           32,228
-----------------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                                11,330,921       27,841,411
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                (58,795,730)    (146,769,595)
-----------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders            (58,795,730)    (146,769,595)
-----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 12):
   Net proceeds from sales                                              194,732,048      941,241,941
   Net asset value of shares issued for reinvestment of dividends        30,099,762       74,376,543
   Cost of shares reacquired                                           (267,787,103)  (1,180,286,915)
-----------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Fund Share Transactions                  (42,955,293)    (164,668,431)
-----------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                  (90,420,102)    (283,596,615)
NET ASSETS:
   Beginning of period                                                1,729,427,059    2,013,023,674
-----------------------------------------------------------------------------------------------------
   End of period*                                                    $1,639,006,957  $ 1,729,427,059
-----------------------------------------------------------------------------------------------------
* Includes undistributed (overdistributed) net investment income of:   $(20,443,196)      $5,232,486
-----------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


27 Smith Barney Diversified Strategic Income Fund | 2002 Semi-Annual Report to
                                 Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. Significant Accounting Policies

The Smith Barney Diversified Strategic Income Fund ("Fund"), a separate investment fund of the Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Exchange Reserve Fund, Smith Barney Convertible Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Balanced Fund and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded in national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and securities for which no sales were reported on that date are valued at the mean between the bid and ask prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At July 31, 2001, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this adjustment; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The


28 Smith Barney Diversified Strategic Income Fund | 2002 Semi-Annual Report to
                                 Shareholders

Fund pays SBFM, an investment advisory fee calculated at an annual rate of 0.45% of the average daily net assets. The Fund has also entered into a sub-advisory agreement with Smith Barney Global Capital Management Inc. ("Global Capital Management"), a subsidiary of SSBH. From its fee, SBFM pays Global Capital Management a sub-advisory fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. These fees are calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

Travelers Bank & Trust, fsb. ("TB&T"), formerly known as Citi Fiduciary Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. TB&T receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by TB&T. For the six months ended January 31, 2002, the Fund paid transfer agent fees of $520,925 to TB&T.

Salomon Smith Barney Inc. ("SSB") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group.

There are maximum initial sales charge of 4.50% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2002, SSB received sales charges of approximately $393,000 and $143,000 on sales of the Fund's Class A and L shares, respectively. In addition, CDSCs paid to SSB for the six months ended January 31, 2002 were approximately:

                                                               Class B  Class L
-------------------------------------------------------------------------------
CDSCs                                                          $441,000 $12,000
-------------------------------------------------------------------------------

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets for each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rates of 0.50% and 0.45% of the average daily net assets of each class, respectively. For the six months ended January 31, 2002, total Distribution Plan fees incurred were:

                                                   Class A   Class B   Class L
-------------------------------------------------------------------------------
Distribution Plan Fees                             $811,742 $2,711,058 $546,001
-------------------------------------------------------------------------------

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the six months ended January 31, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

------------------------------------------------------------------------------
Purchases                                                       $1,777,322,662
------------------------------------------------------------------------------
Sales                                                            1,823,773,756
------------------------------------------------------------------------------

At January 31, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

------------------------------------------------------------------------------
Gross unrealized appreciation                                    $ 23,464,013
Gross unrealized depreciation                                     (82,781,031)
------------------------------------------------------------------------------
Net unrealized depreciation                                      $(59,317,018)
------------------------------------------------------------------------------

4. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to


29 Smith Barney Diversified Strategic Income Fund | 2002 Semi-Annual Report to
                                 Shareholders
the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

At January 31, 2002, the Fund did not hold any futures contracts.

5. Fund Concentration

The Fund's investment in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest and or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

6. Forward Foreign Currency Contracts

At January 31, 2002, the Fund had forward foreign currency contracts open as described below. The Fund bears the market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

                                                                 Local        Market    Settlement Unrealized
Foreign Currency                                                Currency      Value        Date    Gain (Loss)
---------------------------------------------------------------------------------------------------------------
To Sell:
British Pound                                                   88,700,000 $125,152,229  2/14/02   $ 2,637,861
British Pound                                                      873,160    1,223,082  6/19/02        36,871
Canadian Dollar                                                 73,910,000   46,421,724  2/14/02      (216,943)
Danish Krone                                                   787,300,000   91,014,721  2/14/02     3,319,589
Euro                                                            83,500,000   71,709,061  2/14/02     2,650,194
Euro                                                             7,724,682    6,603,085  6/12/02       208,925
Euro                                                               177,056      151,348  6/12/02         4,364
New Zealand Dollar                                              89,100,000   37,089,832  2/14/02       688,568
Swedish Krona                                                  585,600,000   54,868,327  2/14/02     2,105,521
---------------------------------------------------------------------------------------------------------------
                                                                                                    11,434,950
---------------------------------------------------------------------------------------------------------------
To Buy:
New Zealand Dollar                                              20,750,000    8,637,643  2/14/02      (123,007)
---------------------------------------------------------------------------------------------------------------
Net Unrealized Gain on Open Forward Foreign Currency Contracts                                     $11,311,943
---------------------------------------------------------------------------------------------------------------


30 Smith Barney Diversified Strategic Income Fund | 2002 Semi-Annual Report to
                                 Shareholders

7. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

8. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. The Fund will establish a segregated account with its custodian, in which the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to reverse repurchase agreements.

During the six months ended January 31, 2002, the Fund did not enter into any reverse repurchase agreements.

9. Securities Traded on a To-Be-Announced Basis

The Fund may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in FNMA/GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At January 31, 2002, the Fund held three TBA securities with a total cost of $146,345,375.

10.Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.


31 Smith Barney Diversified Strategic Income Fund | 2002 Semi-Annual Report to
                                 Shareholders

Interest income earned by the Fund from securities loaned for the six months ended January 31, 2002 was $89,997.

At January 31, 2002, the Fund did not have any securities on loan.

11.Capital Loss Carryforward

At July 31, 2001, the Fund had, for Federal income tax purposes, approximately $203,854,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that any gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below:

                                                                  2008        2009
--------------------------------------------------------------------------------------
Capital Loss Carryforwards                                    $104,877,000 $98,977,000
--------------------------------------------------------------------------------------

12.Shares of Beneficial Interest

At January 31, 2002, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At January 31, 2002, total paid-in capital amounted to the following for each class:

                        Class A      Class B       Class L      Class Y      Class Z
--------------------------------------------------------------------------------------
Total Paid-in Capital $743,354,355 $917,852,349  $183,847,090 $170,759,745 $34,892,954
--------------------------------------------------------------------------------------


32 Smith Barney Diversified Strategic Income Fund | 2002 Semi-Annual Report to
                                 Shareholders

Transactions in shares of each class were as follows:

                              Six Months Ended               Year Ended
                              January 31, 2002              July 31, 2001
                         --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
--------------------------------------------------------------------------------
Class A
Shares sold               18,051,540  $ 120,362,000   34,373,550  $ 240,664,830
Shares issued on
 reinvestment              1,962,253     13,000,519    3,720,216     25,814,391
Shares reacquired        (11,562,793)   (76,932,780) (21,749,284)  (152,444,020)
--------------------------------------------------------------------------------
Net Increase               8,451,000  $  56,429,739   16,344,482  $ 114,035,201
--------------------------------------------------------------------------------
Class B
Shares sold                6,838,539  $  45,712,746   10,867,751  $  76,189,623
Shares issued on
 reinvestment              1,902,699     12,663,934    5,543,451     38,694,275
Shares reacquired        (25,119,948)  (168,031,574) (58,724,425)  (412,966,223)
--------------------------------------------------------------------------------
Net Decrease             (16,378,710) $(109,654,894) (42,313,223) $(298,082,325)
--------------------------------------------------------------------------------
Class L
Shares sold                3,110,677  $  20,760,102   86,142,119  $ 612,028,554
Shares issued on
 reinvestment                506,350      3,363,506    1,101,887      7,667,871
Shares reacquired         (2,711,170)   (18,072,855) (84,807,636)  (602,336,934)
--------------------------------------------------------------------------------
Net Increase                 905,857  $   6,050,753    2,436,370  $  17,359,491
--------------------------------------------------------------------------------
Class Y
Shares sold                  400,432  $   2,641,023      741,294  $   5,210,758
Shares issued on
reinvestment                      --             --           --             --
Shares reacquired           (240,747)    (1,607,458)    (960,725)    (6,737,821)
--------------------------------------------------------------------------------
Net Increase (Decrease)      159,685  $   1,033,565     (219,431) $  (1,527,063)
--------------------------------------------------------------------------------
Class Z
Shares sold                  787,727  $   5,256,177    1,023,717  $   7,148,176
Shares issued on
 reinvestment                161,577      1,071,803      316,536      2,200,006
Shares reacquired           (471,803)    (3,142,436)    (831,863)    (5,801,917)
--------------------------------------------------------------------------------
Net Increase                 477,501  $   3,185,544      508,390  $   3,546,265
--------------------------------------------------------------------------------


33 Smith Barney Diversified Strategic Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 FINANCIAL HIGHLIGHTS


For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class A Shares             2002/(1)(2)/            2001/(2)/      2000/(2)/            1999/(2)/     1998/(2)/     1997
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period             $6.74                $7.19          $7.46           $7.96         $8.01         $7.82
------------------------------------------------------------------------------------------------------------------------
Income (Loss) From
  Operations:
  Net investment income            0.21                 0.49           0.51            0.50          0.53          0.62
  Net realized and
   unrealized gain (loss)         (0.16)               (0.37)         (0.27)          (0.46)         0.05          0.24
------------------------------------------------------------------------------------------------------------------------
Total Income From
  Operations                       0.05                 0.12           0.24            0.04          0.58          0.86
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income           (0.24)               (0.57)         (0.51)          (0.49)        (0.58)        (0.67)
  Net realized gains                 --                   --             --           (0.01)        (0.05)           --
  Capital                            --                   --             --           (0.04)           --            --
------------------------------------------------------------------------------------------------------------------------
Total Distributions               (0.24)               (0.57)         (0.51)          (0.54)        (0.63)        (0.67)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period                          $6.55                $6.74          $7.19           $7.46         $7.96         $8.01
------------------------------------------------------------------------------------------------------------------------
Total Return                       0.77%++              1.79%          3.35%           0.41%         7.47%        11.36%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period (000s)                $650,540             $612,268       $535,525        $464,652      $397,127      $267,272
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net
  Assets:
  Net investment income            6.31%+               7.01%          6.93%           6.38%         6.51%         7.75%
  Interest expense                   --                   --             --              --          0.06          0.06
  Other expenses                   1.00+                1.00           1.03            1.02          1.01          1.03
  Total expenses                   1.00+                1.00           1.03            1.02          1.07          1.09
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate             109%                117 %           110%            150%          128%           85%
------------------------------------------------------------------------------------------------------------------------

Class B Shares                     2002/(1)(2)/         2001/(2)/      2000/(2)/       1999/(2)/     1998/(2)/     1997
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period             $6.77                $7.22          $7.48           $7.98         $8.03         $7.83
------------------------------------------------------------------------------------------------------------------------
Income (Loss) From
  Operations:
  Net investment income            0.19                 0.45           0.47            0.46          0.49          0.59
  Net realized and
   unrealized gain (loss)         (0.16)               (0.36)         (0.26)          (0.46)         0.05          0.23
------------------------------------------------------------------------------------------------------------------------
Total Income From
  Operations                       0.03                 0.09           0.21            0.00          0.54          0.82
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income           (0.22)               (0.54)         (0.47)          (0.46)        (0.54)        (0.62)
  Net realized gains                 --                   --             --           (0.01)        (0.05)           --
  Capital                            --                   --             --           (0.03)           --            --
------------------------------------------------------------------------------------------------------------------------
Total Distributions               (0.22)               (0.54)         (0.47)          (0.50)        (0.59)        (0.62)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period                          $6.58                $6.77          $7.22           $7.48         $7.98         $8.03
------------------------------------------------------------------------------------------------------------------------
Total Return                       0.50%++              1.27%          2.98%          (0.06)%        6.93%        10.89%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period (000s)                $660,623             $790,351         $1,148          $1,849        $2,280        $2,440
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net
  Assets:
  Net investment income            5.69%+               6.46%          6.46%           5.88%         6.12%         7.34%
  Interest expense                   --                   --             --              --          0.06          0.06
  Other expenses                   1.51+                1.53           1.50            1.49          1.50          1.51
  Total expenses                   1.51+                1.53           1.50            1.49          1.56          1.57
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate             109%                 117%           110%            150%          128%           85%
------------------------------------------------------------------------------------------------------------------------

(1) For the six months ended January 31, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


34 Smith Barney Diversified Strategic Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class L Shares                                2002/(1)(2)/ 2001/(2)/        2000/(2)/     1999/(2)/     1998/(2)(3)/    1997
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $6.76             $7.21       $7.48         $7.97         $8.01           $7.81
-----------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.19              0.47        0.48          0.47          0.49            0.58
 Net realized and unrealized gain (loss)     (0.16)            (0.38)      (0.28)        (0.46)         0.06            0.24
-----------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                  0.03              0.09        0.20          0.01          0.55            0.82
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.22)            (0.54)      (0.47)        (0.46)        (0.54)          (0.62)
 Net realized gains                             --                --          --         (0.01)        (0.05)             --
 Capital                                        --                --          --         (0.03)           --              --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.22)            (0.54)      (0.47)        (0.50)        (0.59)          (0.62)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $6.57             $6.76       $7.21         $7.48         $7.97           $8.01
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                  0.52%++           1.27%       2.84%         0.08%         7.08%          10.92%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $155,003          $153,302    $146,086      $183,740      $135,485         $83,543
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net investment income                        5.79%+            6.57%       6.50%         6.01%         6.09%           7.19%
 Interest expense                               --                --          --            --          0.06            0.06
 Other expenses                               1.46+             1.49        1.46          1.45          1.45            1.46
 Total expenses                               1.46+             1.49        1.46          1.45          1.51            1.52
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        109%              117%        110%          150%          128%             85%
-----------------------------------------------------------------------------------------------------------------------------

Class Y Shares                           2002/(1)(2)/      2001/(2)/    2000/(2)/     1999/(2)/     1998/(2)/           1997
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $6.74             $7.20       $7.46         $7.96         $8.00           $7.82
-----------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.22              0.51        0.53          0.53          0.55            0.64
 Net realized and unrealized gain (loss)     (0.15)            (0.37)      (0.26)        (0.47)         0.06            0.24
-----------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                  0.07              0.14        0.27          0.06          0.61            0.88
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.25)            (0.60)      (0.53)        (0.51)        (0.60)          (0.70)
 Net realized gains                             --                --          --         (0.01)        (0.05)             --
 Capital                                        --                --          --         (0.04)           --              --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.25)            (0.60)      (0.53)        (0.56)        (0.65)          (0.70)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $6.56             $6.74       $7.20         $7.46         $7.96           $8.00
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                  1.08%++           2.00%       3.83%         0.72%         7.96%          11.64%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $143,106          $146,140    $157,526      $162,674      $124,559         $80,479
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net investment income                        6.57%+            7.30%       7.28%         6.76%         6.88%           7.84%
 Interest expense                               --                --          --            --          0.06            0.06
 Other expenses                               0.67+             0.70        0.69          0.67          0.66            0.70
 Total expenses                               0.67+             0.70        0.69          0.67          0.72            0.76
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        109%              117%        110%          150%          128%             85%
-----------------------------------------------------------------------------------------------------------------------------

(1) For the six months ended January 31, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On June 12, 1998, Class C shares were renamed Class L shares.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


35 Smith Barney Diversified Strategic Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class Z Shares                           2002/(1)(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/ 1998/(2)/     1997
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $   6.75    $   7.21  $   7.47  $   7.96  $   8.01  $   7.82
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.22        0.51      0.53      0.53      0.55      0.65
 Net realized and unrealized gain (loss)     (0.16)      (0.37)    (0.26)    (0.46)     0.05      0.23
-------------------------------------------------------------------------------------------------------
Total Income From Operations                  0.06        0.14      0.27      0.07      0.60      0.88
-------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.25)      (0.60)    (0.53)    (0.51)    (0.60)    (0.69)
 Net realized gains                             --          --        --     (0.01)    (0.05)       --
 Capital                                        --          --        --     (0.04)       --        --
-------------------------------------------------------------------------------------------------------
Total Distributions                          (0.25)      (0.60)    (0.53)    (0.56)    (0.65)    (0.69)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $   6.56    $   6.75  $   7.21  $   7.47  $   7.96  $   8.01
-------------------------------------------------------------------------------------------------------
Total Return                                  0.93%++     2.00%     3.83%     0.84%     7.78%    11.69%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $29,735     $27,366   $25,538   $29,710   $21,670   $20,397
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net investment income                       6.54 %+      7.31%     7.28%     6.80%     6.85%     8.08%
 Interest expense                               --          --        --        --      0.06      0.06
 Other expenses                               0.69+       0.70      0.69      0.67      0.74      0.69
 Total expenses                               0.69+       0.70      0.69      0.67      0.80      0.75
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        109%        117%      110%      150%      128%       85%
-------------------------------------------------------------------------------------------------------

(1) For the six months ended January 31, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.



36 Smith Barney Diversified Strategic Income Fund | 2002 Semi-Annual Report to
                                 Shareholders

                                 SMITH BARNEY
                       DIVERSIFIED STRATEGIC INCOME FUND


TRUSTEES                    INVESTMENT ADVISER
Lee Abraham                 Smith Barney Fund
Allan J. Bloostein            Management LLC
Jane F. Dasher
Donald Foley                DISTRIBUTORS
Richard E. Hanson, Jr.      Salomon Smith Barney Inc.
Paul Hardin                 PFS Distributors, Inc.
Heath B. McLendon, Chairman
Roderick C. Rasmussen       CUSTODIAN
John P. Toolan              The Chase Manhattan Bank

OFFICERS                    TRANSFER AGENT
Heath B. McLendon           Travelers Bank and Trust, fsb.
President and               125 Broad Street, 11th Floor
Chief Executive Officer     New York, New York 10004

Lewis E. Daidone            SUB-TRANSFER AGENT
Senior Vice President and   PFPC Global Fund Services
Treasurer                   P.O. Box 9699
                            Providence, Rhode Island
John C. Bianchi, CFA        02940-9699
Vice President and
Investment Officer

James E. Conroy
Vice President and
Investment Officer

Simon Hildreth
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

   Smith Barney Diversified Strategic Income Fund





 This report is submitted for the general information of shareholders of Smith Barney Income Funds -- Smith Barney Diversified Strategic Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after April 30, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY DIVERSIFIED
 STRATEGIC INCOME FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarney.com/mutualfunds


        SalomonSmithBarney
---------------------------
A member of citigroup[LOGO]

 Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

 FD2174 3/02

--------------------------------------------------------------------------------
                                 SMITH BARNEY
                                 BALANCED FUND
--------------------------------------------------------------------------------

          CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  JANUARY 31, 2002

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./sm/

        ---------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
        ---------------------------------------------------------------

         [PHOTO]             [PHOTO]             [PHOTO]

     JOHN C. BIANCHI,     JAMES E. CONROY,  CHARLES P. GRAVES III,
     PORTFOLIO MANAGER    PORTFOLIO MANAGER   PORTFOLIO MANAGER



 [GRAPHIC] Classic Series

 Semi-Annual Report . January 31, 2002

 SMITH BARNEY
 BALANCED FUND


      JOHN C. BIANCHI, CFA
      John C. Bianchi, CFA, has more than 24 years of securities business experience.

      JAMES E. CONROY
      James E. Conroy has more than 26 years of securities business experience.

      CHARLES P. GRAVES III, CFA
      Charles P. Graves III, CFA, has more than 16 years of securities business experience.

      OBJECTIVE
      The Fund seeks current income and long-term capital appreciation by investing in equity and debt securities. The Fund will maintain a target asset allocation of approximately 60% of its total assets in equity securities and 40% of its total assets in fixed-income securities. Up to 25% of the Fund's assets may be invested in below-investment grade securities.

      FUND INCEPTION
      -----------------
      March 28, 1988

      MANAGER INVESTMENT
      INDUSTRY EXPERIENCE
      -----------------
      24 Years (John C. Bianchi)
      26 Years (James E. Conroy)
      16 Years (Charles P. Graves III)

          Class A Class B Class L Class O
-----------------------------------------
NASDAQ     SUTAX   SLSUX   SBBFL   SBBOX
-----------------------------------------
INCEPTION 11/6/92 3/28/88 6/15/98 2/4/93
-----------------------------------------




Average Annual Total Returns as of January 31, 2002*

                                   Without Sales Charges/(1)/
                               Class A  Class B  Class L  Class O
             -----------------------------------------------------
             Six-Month+         (5.78)%  (6.04)%  (6.08)%  (5.91)%
             -----------------------------------------------------
             One-Year          (15.36)  (15.86)  (15.94)  (15.70)
             -----------------------------------------------------
             Five-Year           5.46     4.92      N/A     5.03
             -----------------------------------------------------
             Ten-Year             N/A     6.57      N/A      N/A
             -----------------------------------------------------
             Since Inception++   6.91     8.15    (0.14)    5.71
             -----------------------------------------------------

                                     With Sales Charges/(2)/
                               Class A  Class B  Class L  Class O
             -----------------------------------------------------
             Six-Month+        (10.49)% (10.67)%  (7.95)%  (6.84)%
             -----------------------------------------------------
             One-Year          (19.59)  (19.94)  (17.62)  (16.51)
             -----------------------------------------------------
             Five-Year           4.37     4.79      N/A     5.03
             -----------------------------------------------------
             Ten-Year             N/A     6.57      N/A      N/A
             -----------------------------------------------------
             Since Inception++   6.31     8.15    (0.41)    5.71
             -----------------------------------------------------


/(1)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges (''CDSC'') with respect to Class B, L and O shares.

/(2)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L and O shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B, L and O shares are November 6, 1992, March
   28, 1988, June 15, 1998 and February 4, 1993, respectively.



What's Inside
Letter to Our Shareholders..................................................1
Historical Performance .....................................................4
Fund at a Glance............................................................7
Schedule of Investments.....................................................8
Statement of Assets and Liabilities........................................27
Statement of Operations....................................................28
Statements of Changes in Net Assets........................................29
Notes to Financial Statements..............................................30
Financial Highlights.......................................................35

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./SM/

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

Dear Shareholder,

We are pleased to provide the semi-annual report for the Smith Barney Balanced Fund ("Fund") for the period ended January 31, 2002. In this report, we have summarized the period's prevailing economic and market conditions and outlined the Fund's investment strategy. We hope you find this report to be useful and informative.

Performance Update
For the six months ended January 31, 2002, the Fund's Class A shares reported a total return of negative 5.78%, excluding the effects of sales charges. In comparison, the Lehman Brothers Government/Corporate Bond Index ("Lehman Index")/1/ and Standard & Poor's 500 Index ("S&P 500")/2/ returned 3.03% and negative 6.01%, respectively, for the same period. Past performance is not indicative of future results.

Investment Strategy
The Fund seeks current income and long-term capital appreciation. The Fund invests in both equity and debt securities. In addition, the Fund normally maintains approximately 60% of its portfolio in equity securities and 40% in fixed-income securities. These percentages, however, may vary based on the managers' outlook.

Stock Market and Portfolio Update
After two very difficult years, we believe stock returns (as measured by the S&P 500) will improve in 2002. Our expectations are based on a few simple observations.

First, over the long haul, no other asset class has out-performed stocks on a consistent basis. Although we are not expecting returns as strong as those experienced in the 1980's or 1990's, we do believe stocks will outperform bonds and cash. Additionally, stocks have not declined for three consecutive years since 1941. Furthermore, the years following multi-year declines have typically rebounded. For example 1973-1974 was the last multi-year downturn, followed by a 31% gain in 1975./3/

Second, stocks tend to rally three to five months before the economy begins to recover and often enjoy significant gains for some time. Following the last 10 recessions, the S&P 500 three-month, six-month and twelve-month average price appreciation has been 18%, 27% and 38%, respectively./3/ Additionally, since 1930, in the year following the year in which interest rate cuts ended, the stock market has returned an average of 19.4%./4/ There is, of course, no guarantee that these experiences will repeat themselves.

Third, for stocks to continue to appreciate in price, there must be a resumption of corporate profit growth, which, in turn, is dependent on broad economic growth. We concur with Brian Keyser, our chief U.S. economist, that "the U.S. economy is showing signs of resuming stronger growth and there are good reasons to expect that better economic news will evolve as the year progresses." We believe that the three stimulating forces of lower interest rates, lower taxes and lower energy prices continue to have a positive effect on the U.S. economy. These forces, coupled with the end of a severe inventory liquidation cycle will, in our opinion, start to lift the economy out of recession.


--------
1The Lehman Index tracks the performance of the overall bond market and is a broad measure of the performance of government and corporate fixed-rate debt issues. Please note that an investor cannot invest directly in an index.
2The S&P 500 is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index. 3Source: Charles Blood, Brown Brothers Harriman, January 2, 2002, Financial
 Markets Strategy.
4Source: Tobias Levkovich, Salomon Smith Barney, Institutional Equity Strategy,
 February 11, 2002.


    1 Smith Barney Balanced Fund  | 2002 Semi-Annual Report to Shareholders

The beginning of economic recoveries and bull markets never "feel" good. Even as the business environment begins to improve, economic statistics that headline the evening news will typically continue to deteriorate. Unemployment will likely get worse before it gets better. Corporate profits, though stabilizing, are still weak and some observers still believe stocks are expensive. And of course, there are the accounting issues. While there is certainly no defense for companies potentially committing fraud, we believe it is a mistake to assume that abuse is widespread. The current environment certainly does not feel good. But for the reasons listed, we believe economic and investment fundamentals are beginning to improve and that we are at the beginning of a new bull market cycle.

So what does this imply for portfolio construction? One word comes to mind -- balance. As we progress through the year, we anticipate investor sentiment to swing between confidence and concern. As such, we believe it is important to own not only companies expected to benefit from an economic recovery (e.g. American Express Co., United Parcel Service Inc.), but also companies with solid growth opportunities regardless of the character of the recovery (e.g. PepsiCo, Inc., Pfizer Inc.).

Fixed Income
Over the past year the bond market rallied on the heels of the U.S. Federal Reserve Board's ("Fed") most aggressive interest rate easing campaign since 1993. The Fed lowered the target federal funds rate ("fed funds rate")/5/ 9 times during the period for a total of 3.75 percentage points, bringing the rate down to 1.75%. Treasuries rallied with shorter maturity issues out-performing longer maturity issues. Corporate bonds out-performed treasuries for the first 8 months of the year, with the star performer being single A-rated paper.

Over the past twelve months, the strategy in the high-grade bond portion of the Fund has been twofold. First, we over-weighted corporate bonds versus U.S. treasury notes and agencies with a duration of 5 years and shorter, while remaining neutral weight versus the rest of the curve. Second, we focused on high quality names, generally A-rated or better. This strategy worked well during the course of the year. Corporate bonds out-performed treasury and agency paper in the first eight months of the year, and a flight to quality after the terrorist attack and the Enron bankruptcy helped high quality paper out-perform lower quality paper over the last four months of the year.

The current portfolio allocation for the high-grade portion is 27% treasury/agency, 4% mortgage-backed securities and 69% corporate bonds. We don't anticipate any wholesale changes to the structure of the portfolio at this time.

Returns in the high-yield segment of the portfolio generated negative results for the past 12 months. We were negatively impacted by our higher-than-average exposure to the telecommunications sector, especially in the first half of 2001. This overweight in telecommunications clearly cost us relative performance in 2001. By the end of the third quarter of last year, we had aggressively repositioned the Fund by sharply reducing our telecommunications exposure and by adding to a broad cross-section of industries poised to benefit from improving economic trends. Our fourth quarter total return performance, which exceeded 5%, clearly reflected our more balanced position.


--------
5The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often indicates the direction of U.S. interest rates.


    2 Smith Barney Balanced Fund  | 2002 Semi-Annual Report to Shareholders

In the second half of 2001, we had shifted our investment strategy to an increasingly defensive credit posture. We accomplished this repositioning in several ways. We have continued to cut our exposure to lower rated issues and had continued to add higher rated issues with credit ratings of BB/Ba and higher. This focused strategy on portfolio credit quality has enabled us to avoid almost all of the defaults occurring in the high-yield market, but, at the same time, has been somewhat undermined by a continued credit deterioration of many companies in an extremely difficult economic environment.

We are now repositioning the Fund in a broad cross-section of better quality industrial and consumer bonds. Our goal is to be well diversified across a number of economically sensitive sectors to take advantage of an eventual economic recovery in 2002.

Thank you for investing in the Smith Barney Balanced Fund.

Sincerely,

/s/ Heath B. McLendon                   /s/ John C. Bianchi
Heath B. McLendon                       John C. Bianchi, CFA
Chairman                                Vice President

/s/ James E. Conroy                     /s/ Charles P. Graves III, CFA
James E. Conroy                         Charles P. Graves III, CFA
Vice President                          Vice President

February 22, 2002

The information provided in this letter represents the opinion of the managers and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 8 through 24 for a list and percentage breakdown of the Fund's holdings or the percentage of the Fund's assets held in various sectors. Also, please note that any discussion of the Fund's holdings is as of January 31, 2002 and is subject to change.



    3 Smith Barney Balanced Fund  | 2002 Semi-Annual Report to Shareholders

 HISTORICAL PERFORMANCE -- CLASS A SHARES



                        Net Asset Value
                      -------------------
                      Beginning    End     Income   Capital Gain    Return      Total
Period Ended          of Period of Period Dividends Distributions of Capital Returns/(1)+/
------------------------------------------------------------------------------------------
1/31/02                $12.74    $11.80     $0.20       $0.00       $0.00        (5.78)%++
------------------------------------------------------------------------------------------
7/31/01                 14.83     12.74      0.48        0.05        0.00       (10.73)
------------------------------------------------------------------------------------------
7/31/00                 13.86     14.83      0.40        0.08        0.00        10.62
------------------------------------------------------------------------------------------
7/31/99                 16.52     13.86      0.37        3.66        0.00        12.27
------------------------------------------------------------------------------------------
7/31/98                 15.53     16.52      0.68        0.83        0.00        16.70
------------------------------------------------------------------------------------------
7/31/97                 14.51     15.53      0.82        0.32        0.00        15.48
------------------------------------------------------------------------------------------
7/31/96                 14.03     14.51      0.82        0.00        0.00         9.21
------------------------------------------------------------------------------------------
7/31/95                 13.28     14.03      0.82        0.08        0.02        13.24
------------------------------------------------------------------------------------------
7/31/94                 15.97     13.28      0.83        0.50        0.00        (8.99)
------------------------------------------------------------------------------------------
Inception* -- 7/31/93   14.36     15.97      0.64        0.13        0.00        17.01++
------------------------------------------------------------------------------------------
 Total                                      $6.06       $5.65       $0.02
------------------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS B SHARES

               Net Asset Value
             -------------------
             Beginning    End     Income   Capital Gain    Return      Total
Period Ended of Period of Period Dividends Distributions of Capital Returns/(1)+/
---------------------------------------------------------------------------------
 1/31/02      $12.68    $11.74     $0.17       $0.00       $0.00        (6.04)%++
---------------------------------------------------------------------------------
 7/31/01       14.78     12.68      0.41        0.05        0.00       (11.28)
---------------------------------------------------------------------------------
 7/31/00       13.82     14.78      0.34        0.08        0.00        10.09
---------------------------------------------------------------------------------
 7/31/99       16.49     13.82      0.32        3.66        0.00        11.78
---------------------------------------------------------------------------------
 7/31/98       15.52     16.49      0.62        0.83        0.00        16.17
---------------------------------------------------------------------------------
 7/31/97       14.51     15.52      0.75        0.32        0.00        14.88
---------------------------------------------------------------------------------
 7/31/96       14.02     14.51      0.75        0.00        0.00         8.78
---------------------------------------------------------------------------------
 7/31/95       13.28     14.02      0.76        0.08        0.02        12.62
---------------------------------------------------------------------------------
 7/31/94       15.97     13.28      0.75        0.50        0.00        (9.52)
---------------------------------------------------------------------------------
 7/31/93       14.83     15.97      0.80        0.15        0.00        14.69
---------------------------------------------------------------------------------
 7/31/92**     13.95     14.83      0.35        0.00        0.01         8.98++
---------------------------------------------------------------------------------
  Total                            $6.02       $5.67       $0.03
---------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS L SHARES

                        Net Asset Value
                      -------------------
                      Beginning    End     Income   Capital Gain    Return      Total
Period Ended          of Period of Period Dividends Distributions of Capital Returns/(1)+/
------------------------------------------------------------------------------------------
1/31/02                $12.70    $11.77     $0.16       $0.00       $0.00        (6.08)%++
------------------------------------------------------------------------------------------
7/31/01                 14.79     12.70      0.38        0.05        0.00       (11.44)
------------------------------------------------------------------------------------------
7/31/00                 13.83     14.79      0.31        0.08        0.00         9.87
------------------------------------------------------------------------------------------
7/31/99                 16.52     13.83      0.29        3.66        0.00        11.43
------------------------------------------------------------------------------------------
Inception* -- 7/31/98   17.14     16.52      0.00        0.23        0.00        (2.28)++
------------------------------------------------------------------------------------------
 Total                                      $1.14       $4.02       $0.00
------------------------------------------------------------------------------------------


    4 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 HISTORICAL PERFORMANCE -- CLASS O SHARES



                        Net Asset Value
                      -------------------
                      Beginning    End     Income   Capital Gain    Return      Total
Period Ended          of Period of Period Dividends Distributions of Capital Returns/(1)+/
------------------------------------------------------------------------------------------
1/31/02                $12.69    $11.76     $0.18       $0.00       $0.00        (5.91)%++
------------------------------------------------------------------------------------------
7/31/01                 14.79     12.69      0.42        0.05        0.00       (11.19)
------------------------------------------------------------------------------------------
7/31/00                 13.83     14.79      0.34        0.08        0.00        10.13
------------------------------------------------------------------------------------------
7/31/99                 16.50     13.83      0.32        3.66        0.00        11.79
------------------------------------------------------------------------------------------
7/31/98                 15.53     16.50      0.63        0.83        0.00        16.19
------------------------------------------------------------------------------------------
7/31/97                 14.51     15.53      0.75        0.32        0.00        15.01
------------------------------------------------------------------------------------------
7/31/96                 14.02     14.51      0.75        0.00        0.00         8.80
------------------------------------------------------------------------------------------
7/31/95                 13.28     14.02      0.76        0.08        0.02        12.62
------------------------------------------------------------------------------------------
7/31/94                 15.97     13.28      0.75        0.50        0.00        (9.52)
------------------------------------------------------------------------------------------
Inception* -- 7/31/93   15.17     15.97      0.39        0.02        0.00         8.08++
------------------------------------------------------------------------------------------
 Total                                      $5.29       $5.54       $0.02
------------------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

 AVERAGE ANNUAL TOTAL RETURNS+

                               Without Sales Charges/(1)/
                           -----------------------------------
                           Class A  Class B  Class L  Class O
--------------------------------------------------------------
Six Months Ended 1/31/02++  (5.78)%  (6.04)%  (6.08)%  (5.91)%
--------------------------------------------------------------
Year Ended 1/31/02         (15.36)  (15.86)  (15.94)  (15.70)
--------------------------------------------------------------
Five Years Ended 1/31/02     5.46     4.92      N/A     5.03
--------------------------------------------------------------
Ten Years Ended 1/31/02       N/A     6.57      N/A      N/A
--------------------------------------------------------------
Inception* through 1/31/02   6.91     8.15    (0.14)    5.71
--------------------------------------------------------------

                                          With Sales Charges/(2)/
                                    -----------------------------------
                                    Class A  Class B  Class L  Class O
         --------------------------------------------------------------
         Six Months Ended 1/31/02++ (10.49)% (10.67)%  (7.95)%  (6.84)%
         --------------------------------------------------------------
         Year Ended 1/31/02         (19.59)  (19.94)  (17.62)  (16.51)
         --------------------------------------------------------------
         Five Years Ended 1/31/02     4.37     4.79      N/A     5.03
         --------------------------------------------------------------
         Ten Years Ended 1/31/02       N/A     6.57      N/A      N/A
         --------------------------------------------------------------
         Inception* through 1/31/02   6.31     8.15    (0.41)    5.71
         --------------------------------------------------------------



    5 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 CUMULATIVE TOTAL RETURNS+



                                             Without Sales Charges/(1)/
        ---------------------------------------------------------------
        Class A (Inception* through 1/31/02)           85.33%
        ---------------------------------------------------------------
        Class B (1/31/92 through 1/31/02)              88.88
        ---------------------------------------------------------------
        Class L (Inception* through 1/31/02)           (0.50)
        ---------------------------------------------------------------
        Class O (Inception* through 1/31/02)           64.68
        ---------------------------------------------------------------

(1)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B, L and O shares.
(2)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC charge is incurred. Class L and O shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 * Inception dates for Class A, B, L and O shares are November 6, 1992, March 28, 1988, June 15, 1998 and February 4, 1993, respectively.
** For the period from March 1, 1992 to July 31, 1992, which reflects a change in the fiscal year end of the Fund.


    6 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 SMITH BARNEY BALANCED FUND AT A GLANCE (UNAUDITED)




Growth of $10,000 Invested in Class B Shares of the Smith Barney Balanced Fund vs. Standard & Poor's 500 Index and Lehman Brothers Government/Corporate Bond Index+

--------------------------------------------------------------------------------
                         January 1992 -- January 2002

                                    [CHART]

             Smith Barney      Lehman Brothers
            Balanced Fund-   Government/Corporate    Standard & Poor
            Class B Shares       Bond Index             500 Index
Jan 1992         10,000            10,000                10,000
Jul 1992         10,855            10,669                10,534
Jul 1993         12,449            11,846                11,452
Jul 1994         11,263            11,831                12,042
Jul 1995         13,797            13,029                15,181
Jul 1996         14,824            13,721                17,694
Jul 1997         15,851            15,200                26,914
Jul 1998         18,413            16,427                32,109
Jul 1999         20,582            16,809                38,594
Jul 2000         22,659            17,769                42,051
Jul 2001         20,102            21,634                34,595
Jan 2002         18,888            22,289                32,516


+Hypothetical illustration of $10,000 invested in Class B shares on January 31, 1992, assuming deduction of the maximum 5.00% CDSC for Class B shares and reinvestment of dividends and capital gains, if any, at net asset value through January 31, 2002. The Standard & Poor's 500 Index is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. The Lehman Brothers Government/Corporate Bond Index is a combination of publicly issued intermediate and long-term U.S. government bonds and corporate bonds. Figures for the indices include reinvestment of dividends. The indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


                           TOP FIVE EQUITY HOLDINGS*


 1. JOHNSON & JOHNSON.... 2.1%

 2. COLGATE-PALMOLIVE CO. 1.7

 3. MICROSOFT CORP....... 1.4

 4. CISCO SYSTEMS, INC... 1.3

 5. INTEL CORP........... 1.3

                            TOP FIVE BOND HOLDINGS*


 1. UNITED PARCEL SERVICE INC..... 0.8%

 2. GENERAL ELECTRIC CAPITAL CORP. 0.7

 3. JOHNSON & JOHNSON............. 0.7

 4. COSTCO WHOLESALES CORP........ 0.7

 5. CHEVRONTEXACO CORP............ 0.7

                             INVESTMENT BREAKDOWN*


                                    [CHART]

Collateralized Mortgage Obligation        0.4%
U.S. Government Agencies and Obligations  8.1%
Repurchase Agreement                      0.5%
Common and Preferred Stock and Warrants  56.4%
Convertible Corporate Bonds and Notes     0.6%
Corporate Bonds and Notes                34.0%

* As a percentage of total investments. These holdings are as of January 31, 2002 and are subject to change.

    7 Smith Barney Balanced Fund  | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED)               JANUARY 31, 2002



SHARES                                       SECURITY                         VALUE
---------------------------------------------------------------------------------------
COMMON STOCK -- 56.3%
Advertising -- 0.1%
 10,600                  Omnicom Group Inc.                                $    926,122
------------------------------------------------------------------------------------
Air Freight/Couriers -- 1.2%
163,100                  United Parcel Service Inc., Class B Shares           9,374,988
------------------------------------------------------------------------------------
Airlines -- 1.3%
505,500                  Southwest Airlines Co.                               9,574,170
------------------------------------------------------------------------------------
Alternative Power Generation -- 0.6%
343,000                  The AES Corp. (a)                                    4,647,650
------------------------------------------------------------------------------------
Beverages - Non-Alcoholic -- 0.5%
 74,977                  PepsiCo, Inc.                                        3,755,598
------------------------------------------------------------------------------------
Biotechnology -- 0.9%
116,065                  Amgen, Inc. (a)                                      6,441,608
------------------------------------------------------------------------------------
Broadcasting -- 1.7%
 77,000                  Clear Channel Communications, Inc. (a)               3,545,080
262,000                  Univision Communications Inc., Class A Shares (a)    9,164,760
------------------------------------------------------------------------------------
                                                                             12,709,840
------------------------------------------------------------------------------------
Cable/Satellite TV -- 0.4%
 81,000                  Comcast Corp., Special Class A Shares (a)            2,873,880
------------------------------------------------------------------------------------
Chemicals - Major Diversified -- 0.9%
 67,440                  Dow Chemical Co.                                     1,992,178
108,889                  E.I. du Pont de Nemours & Co.                        4,809,627
------------------------------------------------------------------------------------
                                                                              6,801,805
------------------------------------------------------------------------------------
Chemicals - Specialty -- 0.9%
 57,000                  Air Products and Chemicals, Inc.                     2,636,250
 78,000                  Praxair, Inc.                                        4,527,900
------------------------------------------------------------------------------------
                                                                              7,164,150
------------------------------------------------------------------------------------
Computer Communications -- 1.3%
503,870                  Cisco Systems, Inc. (a)                              9,976,626
------------------------------------------------------------------------------------
Computer Peripherals -- 0.5%
244,131                  EMC Corp. (a)                                        4,003,748
------------------------------------------------------------------------------------
Computer Processing Hardware -- 1.8%
150,000                  Apple Computer, Inc. (a)                             3,708,000
240,000                  Dell Computer Corp. (a)                              6,597,600
280,204                  Sun Microsystems, Inc. (a)                           3,014,995
------------------------------------------------------------------------------------
                                                                             13,320,595
------------------------------------------------------------------------------------
Discount Chains -- 1.1%
 90,000                  BJ's Wholesale Club, Inc. (a)                        4,279,500
 80,000                  Costco Wholesale Corp. (a)                           3,680,000
------------------------------------------------------------------------------------
                                                                              7,959,500
------------------------------------------------------------------------------------
Drugstore Chains -- 0.1%
 15,000                  Walgreen Co.                                           544,200
------------------------------------------------------------------------------------
Electric Utilities -- 0.6%
102,160                  Duke Energy Corp.                                    3,562,319
 44,700                  Mirant Corp. (a)                                       447,447

                      See Notes to Financial Statements.


    8 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002


                SHARES                                 SECURITY               VALUE
---------------------------------------------------------------------------------------
Electric Utilities -- 0.6% (continued)
                                 10,575     Peabody Energy Corp.           $    268,076
---------------------------------------------------------------------------------------
                                                                             4,277,842
---------------------------------------------------------------------------------------
Electronic Production Equipment -- 0.4%
                                 75,000     Applied Materials, Inc. (a)      3,273,750
---------------------------------------------------------------------------------------
Environmental Services -- 0.4%
                                100,000     Waste Management, Inc.           2,882,000
---------------------------------------------------------------------------------------
Finance/Rental/Leasing -- 1.6%
                                100,000     Capital One Financial Corp.      5,017,000
                                100,000     Freddie Mac                      6,712,000
---------------------------------------------------------------------------------------
                                                                            11,729,000
---------------------------------------------------------------------------------------
Financial Conglomerates -- 1.2%
                                245,124     American Express Co.             8,787,695
---------------------------------------------------------------------------------------
Food Distributors -- 0.9%
                                240,000     ConAgra Foods, Inc.              5,952,000
                                 25,000     Kraft Foods Inc.                   926,500
---------------------------------------------------------------------------------------
                                                                             6,878,500
---------------------------------------------------------------------------------------
Foods - Major Diversified -- 0.0%
                                  1,948     Aurora Foods Inc. (a)                9,545
---------------------------------------------------------------------------------------
Home Improvement Chains -- 1.4%
                                 68,888     Home Depot Inc.                  3,450,600
                                150,000     Lowe's Cos., Inc.                6,910,500
---------------------------------------------------------------------------------------
                                                                            10,361,100
---------------------------------------------------------------------------------------
Household/Personal Care -- 3.3%
                                228,000     Colgate-Palmolive Co.           13,030,200
                                234,353     Gillette Co.                     7,803,955
                                 67,869     Kimberly-Clark Corp.             4,092,501
---------------------------------------------------------------------------------------
                                                                            24,926,656
---------------------------------------------------------------------------------------
Industrial Conglomerates -- 2.2%
                                200,780     General Electric Co.             7,458,977
                                150,000     Tyco International Ltd. (b)      5,272,500
                                 50,298     United Technologies Corp.        3,456,982
---------------------------------------------------------------------------------------
                                                                            16,188,459
---------------------------------------------------------------------------------------
Industrial Machinery -- 0.9%
                                100,000     Illinois Tool Works Inc.         7,138,000
---------------------------------------------------------------------------------------
Information Technology Services -- 0.7%
                                 80,000     Electronic Data Services Corp.   5,008,800
---------------------------------------------------------------------------------------
Insurance Brokers/Services -- 0.6%
                                 43,320     Marsh & McLennan Cos., Inc.      4,412,142
---------------------------------------------------------------------------------------
Integrated Oil -- 1.4%
                                107,252     BP PLC, Sponsored ADR            5,010,813
                                 97,930     Conoco Inc., Class A Shares      2,757,709
                                 70,918     Exxon Mobil Corp.                2,769,348
---------------------------------------------------------------------------------------
                                                                            10,537,870
---------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


    9 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002


    SHARES                              SECURITY                       VALUE
  ---------------------------------------------------------------------------------
  Internet Software/Services -- 0.4%
    110,139            AOL Time Warner Inc. (a)                    $   2,897,757
  ---------------------------------------------------------------------------------
  Investment Banks/Brokers -- 0.6%
     35,957            Merrill Lynch & Co., Inc.                       1,833,088
     44,000            Morgan Stanley Dean Witter & Co.                2,420,000
  ---------------------------------------------------------------------------------
                                                                       4,253,088
  ---------------------------------------------------------------------------------
  Major Banks -- 3.5%
     90,048            The Bank of New York Co., Inc.                  3,690,167
    124,362            FleetBoston Financial Corp.                     4,181,050
     70,681            Mellon Financial Corp.                          2,714,150
    154,018            State Street Corp.                              8,283,088
    200,000            Wachovia Corp.                                  6,650,000
     22,000            Wells Fargo & Co.                               1,020,580
  ---------------------------------------------------------------------------------
                                                                      26,539,035
  ---------------------------------------------------------------------------------
  Major Telecommunications -- 2.0%
     54,654            BellSouth Corp.                                 2,186,160
    200,000            SBC Communications Inc.                         7,490,000
    148,443            Sprint Corp.                                    2,627,441
    290,500            WorldCom, Inc. (a)                              2,919,525
  ---------------------------------------------------------------------------------
                                                                      15,223,126
  ---------------------------------------------------------------------------------
  Managed Healthcare -- 0.8%
     50,000            WellPoint Health Networks Inc. (a)              6,344,500
  ---------------------------------------------------------------------------------
  Media Conglomerates -- 1.5%
    232,300            Viacom Inc., Class B Shares (a)                 9,289,677
    100,000            The Walt Disney Co.                             2,106,000
  ---------------------------------------------------------------------------------
                                                                      11,395,677
  ---------------------------------------------------------------------------------
  Multi-Line Insurance -- 1.3%
     88,125            American International Group, Inc.              6,534,469
     47,633            The Hartford Financial Services Group, Inc.     3,152,828
  ---------------------------------------------------------------------------------
                                                                       9,687,297
  ---------------------------------------------------------------------------------
  Oil and Gas Pipelines -- 1.0%
    110,918            El Paso Corp.                                   4,209,338
    168,210            Williams Cos., Inc.                             2,973,953
  ---------------------------------------------------------------------------------
                                                                       7,183,291
  ---------------------------------------------------------------------------------
  Oil and Gas Production -- 0.5%
     80,000            Anadarko Petroleum Corp.                        3,930,400
  ---------------------------------------------------------------------------------
  Oil Field Services/Equipment -- 0.0%
      2,718            Varco International Inc. (a)                       39,411
  ---------------------------------------------------------------------------------
  Packaged Software -- 4.4%
    246,000            Computer Associates International, Inc.         8,477,160
    165,000            Microsoft Corp. (a)                            10,512,150
    470,345            Oracle Corp. (a)                                8,118,155
     70,000            SAP AG, Sponsored ADR                           2,454,200
    100,000            Siebel Systems, Inc. (a)                        3,539,000
  ---------------------------------------------------------------------------------
                                                                      33,100,665
  ---------------------------------------------------------------------------------

                     See Notes to Financial Statements.


    10 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)     JANUARY 31, 2002



  SHARES                                         SECURITY                                   VALUE
--------------------------------------------------------------------------------------------------------
Pharmaceuticals - Major -- 5.3%
   56,164          American Home Products Corp.                                         $   3,631,564
  175,796          Bristol-Myers Squibb Co.                                                 7,975,865
   39,000          Eli Lilly & Co.                                                          2,928,900
  276,190          Johnson & Johnson                                                       15,883,687
  100,123          Merck & Co., Inc.                                                        5,925,279
   75,000          Pfizer Inc.                                                              3,125,250
   17,579          Zimmer Holdings, Inc. (a)                                                  571,845
--------------------------------------------------------------------------------------------------
                                                                                           40,042,390
--------------------------------------------------------------------------------------------------
Property Casualty Insurance -- 0.8%
   65,000          XL Capital Ltd., Class A Shares                                          5,727,800
--------------------------------------------------------------------------------------------------
Railroads -- 0.3%
   41,039          Union Pacific Corp.                                                      2,546,470
--------------------------------------------------------------------------------------------------
Semiconductors -- 2.0%
  280,424          Intel Corp.                                                              9,826,057
  166,106          Texas Instruments Inc.                                                   5,184,168
--------------------------------------------------------------------------------------------------
                                                                                           15,010,225
--------------------------------------------------------------------------------------------------
Specialty Insurance -- 0.7%
   87,000          Ambac Financial Group, Inc.                                              5,189,550
--------------------------------------------------------------------------------------------------
Specialty Telecommunications -- 0.1%
   17,830          McLeodUSA, Inc., Class A Shares (a)                                          3,209
   18,026          Song Networks Holding AB, ADR (a)                                           13,880
   37,350          Time Warner Telecom Inc., Class A Shares (a)                               490,032
--------------------------------------------------------------------------------------------------
                                                                                              507,121
--------------------------------------------------------------------------------------------------
Telecommunications Equipment -- 0.7%
  295,000          Motorola Inc.                                                            3,926,450
   40,000          Nokia Oyj, Sponsored ADR                                                   938,000
--------------------------------------------------------------------------------------------------
                                                                                            4,864,450
--------------------------------------------------------------------------------------------------
Trucking -- 0.7%
  137,570          USFreightways Corp.                                                      5,044,692
--------------------------------------------------------------------------------------------------
Wireless Telecommunications -- 0.8%
   99,000          AT&T Wireless Group (a)                                                  1,138,500
    1,171          Crown Castle International Corp. (a)                                         8,510
  280,000          Sprint PCS Group (a)                                                     4,586,400
--------------------------------------------------------------------------------------------------
                                                                                            5,733,410
--------------------------------------------------------------------------------------------------
                   TOTAL COMMON STOCK
                   (Cost -- $388,214,366)                                                 421,746,194
--------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.1%
Aerospace -- 0.0%
      400          Northrop Grumman Corp., Convertible, 7.250%                                 48,160
--------------------------------------------------------------------------------------------------
Major Telecommunications -- 0.1%
      800          Broadwing Communications, Cumulative Exchangeable, Series B, 12.500%       513,000
--------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



    11 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)     JANUARY 31, 2002



 SHARES                                               SECURITY                                       VALUE
-----------------------------------------------------------------------------------------------------------------
Specialty Telecommunications -- 0.0%
    1,300           Global Crossing Holdings Ltd., Convertible, 6.750% (c)                       $       2,763
--------------------------------------------------------------------------------------------------------------
Telecommunications Equipment -- 0.0%
    1,000           Motorola Inc., Convertible, 7.000%                                                  43,440
--------------------------------------------------------------------------------------------------------------
Wireless Telecommunications -- 0.0%
    6,100           Crown Castle International Corp., Convertible, 6.250%                              136,487
      320           Dobson Communications, Sr. Exchangeable, 13.000% (d)                                29,200
--------------------------------------------------------------------------------------------------------------
                                                                                                       165,687
--------------------------------------------------------------------------------------------------------------
                    TOTAL PREFERRED STOCK
                    (Cost -- $1,237,862)                                                               773,050
--------------------------------------------------------------------------------------------------------------

  FACE
AMOUNT(e) RATING(f)                                   SECURITY                                       VALUE
-----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 34.0%
Aerospace -- 0.6%
  115,000   B       BE Aerospace, Sr. Sub. Notes, Series B, 8.000% due 3/1/08                           96,025
2,000,000   AA-     Boeing Capital Corp., Sr. Notes, 5.750% due 2/15/07                              2,005,018
  330,000   B-      Dunlop Standard Aerospace Holdings, Sr. Notes, 11.875% due 5/15/09                 335,362
  390,000   CCC+    Hexcel Corp., Sr. Sub. Notes, 9.750% due 1/15/09                                   228,150
2,000,000   BBB-    Raytheon Co., 6.450% due 8/15/02                                                 2,025,778
--------------------------------------------------------------------------------------------------------------
                                                                                                     4,690,333
--------------------------------------------------------------------------------------------------------------
Airlines -- 0.0%
  300,000   B       Air Canada Inc., Sr. Notes, 10.250% due 3/15/11                                    207,000
--------------------------------------------------------------------------------------------------------------
Alternative Power Generation -- 0.5%
                    The AES Corp.:
  385,000   BB       Sr. Notes, 8.750% due 12/15/02                                                    383,075
1,560,000   Ba2*     Sr. Sub. Notes, 10.250% due 7/15/06                                             1,349,400
  260,000   BB+     Calpine Canada Energy Finance, Guaranteed Sr. Notes, 8.500% due 5/1/08             217,104
                    Calpine Corp., Sr. Notes:
  585,000   BB+      10.500% due 5/15/06                                                               537,725
  195,000   BB+      8.750% due 7/15/07                                                                164,159
1,450,000   BB+      8.625% due 8/15/10                                                              1,221,271
  260,000   BB+      8.500% due 2/15/11                                                                216,757
--------------------------------------------------------------------------------------------------------------
                                                                                                     4,089,491
--------------------------------------------------------------------------------------------------------------
Aluminum -- 0.0%
                    Kaiser Aluminum & Chemical Corp., Sr. Notes:
  125,000   CCC      Series B, 10.875% due 10/15/06 (b)                                                 84,375
  220,000   CCC      Series D, 10.875% due 10/15/06                                                    148,500
--------------------------------------------------------------------------------------------------------------
                                                                                                       232,875
--------------------------------------------------------------------------------------------------------------
Apparel/Footwear -- 0.2%
  355,000   BB-     Levi Strauss & Co., Sr. Notes, 11.625% due 1/15/08                                 355,000
  150,000   BBB-    Tommy Hilfiger USA Inc., Guaranteed Notes, 6.500% due 6/1/03                       149,310
  265,000   B-      Tropical Sportswear International Corp., Guaranteed Sr. Sub. Notes,
                      Series A, 11.000% due 6/15/08                                                    266,325
  455,000   B-      William Carter Co., Guaranteed Sr. Sub. Notes, Series B, 10.875% due 8/15/11       490,831
--------------------------------------------------------------------------------------------------------------
                                                                                                     1,261,466
--------------------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



    12 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002

  FACE
AMOUNT(e) RATING(f)                                    SECURITY                                         VALUE
--------------------------------------------------------------------------------------------------------------------
Apparel/Footwear Retail -- 0.0%
   10,000   CCC+    J. Crew Operating Corp., Sr. Sub. Notes, 10.375% due 10/15/07                   $       8,362
-----------------------------------------------------------------------------------------------------------------
Auto Parts: O.E.M. -- 0.1%
                    Collins & Aikman Products Co.:
  115,000   B        Guaranteed Sr. Sub. Notes, 11.500% due 4/15/06                                       110,400
  345,000   B1*      Sr. Notes, 10.750% due 12/31/11 (g)                                                  350,175
  330,000   Ba1*    Dana Corp., Sr. Notes, 9.000% due 8/15/11 (g)                                         301,904
  283,000   NR      Key Plastics Inc., Guaranteed Sr. Sub Notes, Series B, 10.250% due 3/15/07 (c)             28
-----------------------------------------------------------------------------------------------------------------
                                                                                                          762,507
-----------------------------------------------------------------------------------------------------------------
Automotive Aftermarket -- 0.6%
4,586,000   A3*     DaimlerChrysler N.A. Holdings Corp., Guaranteed Notes, 7.750% due 5/27/03           4,785,642
-----------------------------------------------------------------------------------------------------------------
Bank Holding Companies/Special Purpose Entities -- 1.1%
2,790,000   Aa1*    Associates Corp. N.A., Sr. Notes, 5.750% due 10/15/03                               2,903,059
3,000,000   AAA     International Bank of Reconstruction & Development, Medium-Term Notes,
                      3.500% due 10/22/04                                                               2,967,567
2,000,000   Aa2*    Wells Fargo Financial, Inc., Sr. Notes, 7.250% due 7/14/03                          2,109,744
-----------------------------------------------------------------------------------------------------------------
                                                                                                        7,980,370
-----------------------------------------------------------------------------------------------------------------
Beverages - Alcoholic -- 0.4%
3,000,000   A+      Anheuser-Busch Cos., Inc., Sr. Notes, 6.000% due 4/15/11                            3,047,814
-----------------------------------------------------------------------------------------------------------------
Beverages - Non-Alcoholic -- 0.8%
3,000,000   Aa3*    Coca-Cola, Co., 5.750% due 3/15/11                                                  2,968,113
2,000,000   A       Coca-Cola Enterprises, Inc., Debentures, 8.500% due 2/1/22                          2,422,800
  385,000   B+      Cott Beverages Inc., Guaranteed Sr. Sub. Notes, 8.000% due 12/15/11 (g)               390,775
-----------------------------------------------------------------------------------------------------------------
                                                                                                        5,781,688
-----------------------------------------------------------------------------------------------------------------
Broadcasting -- 0.4%
1,200,000   B-      Emmis Escrow Corp., Sr. Discount Notes, step bond to yield 12.793% due 3/15/11        832,500
                    LIN Holdings Corp., Sr. Discount Notes:
  485,000   B-       Step bond to yield 11.967% due 3/1/08                                                304,337
   40,000   B-       Step bond to yield 13.720% due 3/1/08                                                 29,400
                    Paxson Communications Corp.:
  670,000   B-       Guaranteed Sr. Sub. Notes, 10.750% due 7/15/08                                       710,200
  300,000   B-       Sr. Discount Notes, step bond to yield 11.325% due 1/15/09 (g)                       192,000
  290,000   B       Sinclair Broadcast Group, Sr. Sub. Notes, 8.750% due 12/15/11 (g)                     299,425
  335,000   B-      Spanish Broadcasting System Inc., Guaranteed Sr. Sub. Notes, 9.625% due 11/1/09       340,025
  235,000   CCC+    XM Satellite Radio Inc., Sr. Secured Notes, 14.000% due 3/15/10                       177,425
  350,000   B       Young Broadcasting Inc., Sr. Notes, 8.500% due 12/15/08 (g)                           360,938
-----------------------------------------------------------------------------------------------------------------
                                                                                                        3,246,250
-----------------------------------------------------------------------------------------------------------------
Building Products -- 0.3%
  505,000   B       Amatek Industries Property Ltd., Sr. Sub. Notes, 12.000% due 2/15/08                  467,125
  440,000   B-      Atrium Cos., Inc., Guaranteed Sr. Sub. Notes, Series B, 10.500% due 5/1/09            420,200
1,020,000   A       Lowe's Cos., Inc., Sr. Notes, 7.500% due 12/15/05                                   1,103,959
  205,000   B-      Oglebay Norton Co., Sr. Sub. Notes, 10.000% due 2/1/09                                181,425
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,172,709
-----------------------------------------------------------------------------------------------------------------
Cable/Satellite TV -- 1.9%
                    Adelphia Communications Corp.:
  840,000   B+       Sr. Discount Notes, Series B, zero coupon due 1/15/08                                442,050

                      See Notes to Financial Statements.


    13 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002

  FACE
 AMOUNT(e)   RATING(f)                                    SECURITY                                        VALUE
----------------------------------------------------------------------------------------------------------------------
Cable/Satellite TV -- 1.9% (continued)
                        Sr. Notes:
     275,000 B+           10.250% due 11/1/06                                                         $     285,312
     230,000 B+           10.250% due 6/15/11                                                               238,913
     140,000 B+           Series B, 9.875% due 3/1/07                                                       142,100
     915,000 B-        Callahan Nordrhein-Westfalen, Sr. Discount Notes, step bond to yield
                         15.020% due 7/15/10                                                                185,287
                       Charter Communications Holdings Inc.:
                        Sr. Discount Notes:
   2,490,000 B+           Step bond to yield 11.713% due 1/15/10                                          1,799,025
   4,040,000 B+           Step bond to yield 12.861% due 1/15/11                                          2,727,000
   2,465,000 B+           Step bond to yield 11.732% due 5/15/11                                          1,534,463
     470,000 B+         Sr. Notes, 11.125% due 1/15/11                                                      497,025
     795,000 Ba2*      CSC Holdings Inc., Sr. Sub. Debentures, 10.500% due 5/15/16                          876,487
   1,120,000 B1*       Echostar Broadband Corp., Sr. Notes, 10.375% due 10/1/07                           1,198,400
                       Echostar DBS Corp., Sr. Notes:
     680,000 B+         9.125% due 1/15/09 (g)                                                              700,400
     395,000 B+         9.375% due 2/1/09                                                                   410,800
     760,000 B-        Insight Communications Co., Inc., Sr. Discount Notes, step bond to yield
                         12.251% due 2/15/11                                                                476,900
     615,000 B+        Mediacom Broadband LLC, Guaranteed Sr. Notes, 11.000% due 7/15/13                    679,575
120,000/EUR/ CCC+      Ono Finance PLC, Sr. Notes, 14.000% due 7/15/10                                       72,330
     190,000 B3*       Pegasus Communications Corp., Sr. Notes, Series B, 9.750% due 12/1/06                162,450
     190,000 CCC+      Pegasus Satellite Communications, Sr. Discount Notes, step bond to yield
                        18.184% due 3/1/07                                                                  105,450
   1,000,000 BB-       Rogers Cablesystems Ltd., Guaranteed Sr. Sub. Debentures, 11.000% due 12/1/15      1,130,000
     550,000 B         Telewest Communications PLC, Sr. Discount Debentures, 11.000% due 10/1/07            378,125
-------------------------------------------------------------------------------------------------------------------
                                                                                                         14,042,092
-------------------------------------------------------------------------------------------------------------------
Casinos/Gambling -- 0.7%
     530,000 B-        Alliance Gaming Corp., Guaranteed Sr. Sub. Notes, Series B, 10.000% due 8/1/07       559,812
     185,000 B-        Ameristar Casinos Inc., Guaranteed Sr. Sub. Notes, 10.750% due 2/15/09               204,194
     330,000 B+        Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11                                 351,450
     195,000 B         Hollywood Casino Corp., Guaranteed Sr. Secured Notes, 11.250% due 5/1/07             216,450
                       Mandalay Resort Group:
     785,000 BB-        Sr. Sub. Debentures, 7.625% due 7/15/13                                             690,800
     390,000 BB-        Sr. Sub. Notes, Series B, 10.250% due 8/1/07                                        417,300
     460,000 BB+       MGM Mirage Inc., Guaranteed Sr. Sub. Notes, 8.375% due 2/1/11                        468,050
   1,110,000 BB+       Park Place Entertainment, Sr. Sub. Notes, 8.125% due 5/15/11                       1,112,775
                       Sun International Hotels Ltd., Guaranteed Sr. Sub. Notes:
     350,000 Ba3*       9.000% due 3/15/07                                                                  353,500
     445,000 Ba3*       8.625% due 12/15/07                                                                 442,775
     725,000 B-        Venetian Casino Resort LLC/Las Vegas Sands, Inc., Guaranteed Mortgage Notes,
                        12.250% due 11/15/04                                                                750,375
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,567,481
-------------------------------------------------------------------------------------------------------------------
Chemical - Agricultural -- 0.3%
   1,215,000 Ba1*      IMC Global Inc., Guaranteed Sr. Notes, Series B, 11.250% due 6/1/11                1,312,200
     775,000 BB-       Terra Capital Inc., Guaranteed Sr. Notes, 12.875% due 10/15/08 (g)                   806,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,118,200
-------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


    14 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002

  FACE
 AMOUNT(e)   RATING(f)                                  SECURITY                                      VALUE
------------------------------------------------------------------------------------------------------------------
Chemicals Major Diversified -- 0.6%
   5,510,000   B-      Huntsman ICI Chemicals LLC, Sr. Discount Notes, zero coupon due 12/31/09   $   1,294,850
   2,500,000   A-      Rohm & Haas Co., Sr. Notes, 6.950% due 7/15/04                                 2,645,655
     235,000   B       Texas Petrochemical Corp., Sr. Sub. Notes, 11.125% due 7/1/06                    188,000
---------------------------------------------------------------------------------------------------------------
                                                                                                      4,128,505
---------------------------------------------------------------------------------------------------------------
Chemicals Specialty -- 0.4%
     390,000   Ba1*    Airgas Inc., Guaranteed Sr. Sub. Notes, 9.125% due 10/1/11                       409,500
     160,000   B-      Avecia Group PLC, Guaranteed Sr. Notes, 11.000% due 7/1/09                       160,000
                       ISP Holdings Inc.:
     670,000   BB-      Guaranteed Sr. Notes, Series B, 10.125% due 7/1/11                              700,150
     385,000   B+       Secured Notes, 10.625% due 12/15/09 (g)                                         383,075
     355,000   BB-      Sr. Sub. Notes, 10.250% due 7/1/11 (g)                                          370,975
985,000/EUR/   B+      Messer Griesham Holding AG, Sr. Notes, 10.375% due 6/1/11 (b)                    891,397
     230,000   B+      Om Group Inc., Sr. Sub. Notes, 9.250% due 12/15/11 (g)                           238,050
---------------------------------------------------------------------------------------------------------------
                                                                                                      3,153,147
---------------------------------------------------------------------------------------------------------------
Coal -- 0.0%
     355,000   BB      Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11 (g)                             378,075
---------------------------------------------------------------------------------------------------------------
Construction Materials -- 0.1%
     370,000   B-      Nortek Inc., Sr. Sub. Notes, Series B, 9.875% due 6/15/11                        375,088
     680,000   B2*     Schuler Homes, Inc., Guaranteed Notes, 10.500% due 7/15/11                       720,800
---------------------------------------------------------------------------------------------------------------
                                                                                                      1,095,888
---------------------------------------------------------------------------------------------------------------
Consumer Specialties -- 0.7%
   5,000,000   A+      Unilever Capital Corp., Guaranteed Sr. Unsub. Notes, 6.750% due 11/1/03        5,273,470
---------------------------------------------------------------------------------------------------------------
Consumer Sundries -- 0.4%
                       American Greetings Corp.:
     475,000   BBB-     6.100% due 8/1/28                                                               402,802
     465,000   BB+      Sr. Sub. Notes, 11.750%, due 7/15/08                                            468,487
   2,000,000   AA      Kimberly-Clark Corp., Debentures, 6.250% due 7/15/18                           1,933,778
     390,000   BB      Sola International Inc., 6.875% due 3/15/08                                      374,376
---------------------------------------------------------------------------------------------------------------
                                                                                                      3,179,443
---------------------------------------------------------------------------------------------------------------
Containers/Packaging -- 0.6%
                       Owens-Illinois Inc.:
   1,130,000   B+       Sr. Notes, 7.150% due 5/15/05                                                 1,056,550
     750,000   BB       Sr. Secured Notes, 8.750% due 2/15/09 (g)                                       750,000
      95,000   B-      Pliant Corp., Guaranteed Sr. Sub. Notes, 13.000% due 6/1/10                       99,275
                       Sealed Air Corp.:
     770,000   BBB      6.950% due 5/15/09 (g)                                                          719,484
      60,000   BBB      Guaranteed Sr. Notes, 8.750% due 7/1/08 (g)                                      62,032
     810,000   B       Stone Container Finance Co. -- Canada, Guaranteed Sr. Notes,
                         11.500% due 8/15/06 (g)                                                        873,788
     385,000   B-      Sweetheart Cup Co. Inc., Sr. Sub. Notes, 10.500% due 9/1/03                      379,225
     575,000   B-      Tekni-Plex, Inc., Guaranteed Sr. Sub. Notes, Series B, 12.750% due 6/15/10       569,250
---------------------------------------------------------------------------------------------------------------
                                                                                                      4,509,604
---------------------------------------------------------------------------------------------------------------
Contract Drilling -- 0.2%
   1,150,000   BB+     Pride International Inc., Sr. Notes, 10.000% due 6/1/10                        1,247,750
---------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


    15 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002

  FACE
AMOUNT(e) RATING(f)                                 SECURITY                                      VALUE
--------------------------------------------------------------------------------------------------------------
Department Stores -- 0.8%
                    JC Penney Co., Inc.:
   40,000   BBB-     Debentures, 6.900% due 8/15/26                                           $      39,024
                     Notes:
  750,000   BBB-       6.500% due 6/15/02                                                           751,605
  150,000   BBB-       6.125% due 11/15/03                                                          143,982
  372,000   BB      Saks Inc., 9.875% due 10/1/11 (g)                                               332,940
2,000,000   A-      Sears Roebuck Acceptance Corp., 6.900% due 8/1/03                             2,086,646
2,500,000   AA      Wal-Mart Stores, Inc., Sr. Notes, 4.375% due 8/1/03                           2,543,857
-----------------------------------------------------------------------------------------------------------
                                                                                                  5,898,054
-----------------------------------------------------------------------------------------------------------
Drugstore Chains -- 0.1%
                    Rite Aid Corp.:
  445,000   B-       7.125% due 1/15/07                                                             244,750
  280,000   B-       Sr. Notes, 7.625% due 4/15/05                                                  159,600
-----------------------------------------------------------------------------------------------------------
                                                                                                    404,350
-----------------------------------------------------------------------------------------------------------
Electric Utilities -- 0.4%
  705,000   BB+     Avista Corp., Sr. Notes, 9.750% due 6/1/08                                      740,848
                    CMS Energy Corp., Sr. Notes:
  195,000   BB       7.625% due 11/15/04                                                            196,244
  155,000   BB       9.875% due 10/15/07                                                            167,809
1,055,000   Ba2*    Mission Energy Holding Co., Sr. Secured Notes, 13.500% due 7/15/08            1,173,688
  435,000   Ba3*    Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10                       515,475
-----------------------------------------------------------------------------------------------------------
                                                                                                  2,794,064
-----------------------------------------------------------------------------------------------------------
Electronic Components -- 0.2%
  640,000   BB-     Celestica International Inc., Sr. Sub. Notes, 10.500% due 12/31/06              675,200
  650,000   Baa2*   Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08                      564,259
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,239,459
-----------------------------------------------------------------------------------------------------------
Electronic Distributors -- 0.0%
  120,000   BBB     Arrow Electronic Inc, Sr. Debentures, 6.875% due 6/1/18                          94,635
-----------------------------------------------------------------------------------------------------------
Electronic Equipment/Instruments -- 0.0%
  345,000   Ba1*    Xerox Corp., Medium-Term Notes, Series E, 5.250% due 12/15/03                   315,675
-----------------------------------------------------------------------------------------------------------
Electronics/Appliances -- 0.2%
  670,000   B3*     Remington Product Co., LLC, Sr. Sub. Notes, Series D, 11.000% due 5/15/06       557,775
                    Salton Inc.:
   40,000   B        Guaranteed Sr. Sub. Notes, 10.750% due 12/15/05                                 40,000
  555,000   B        Sr. Sub. Notes, 12.250% due 4/15/08                                            577,200
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,174,975
-----------------------------------------------------------------------------------------------------------
Engineering and Construction -- 0.1%
1,135,000   BB-     Foster Wheeler Ltd., 6.750% due 11/15/05                                        624,250
-----------------------------------------------------------------------------------------------------------
Environmental Services -- 0.5%
  585,000   BB-     Allied Waste North America Inc., Sr. Notes, 8.500% due 12/1/08 (g)(h)           599,625
  305,000   B+      URS Corp., Sr. Sub. Notes, Series B, 12.250% due 5/1/09                         312,625
2,500,000   BBB     USA Waste Services Inc., Sr. Notes, 6.500% due 12/15/02                       2,548,590
-----------------------------------------------------------------------------------------------------------
                                                                                                  3,460,840
-----------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


    16 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002

  FACE
AMOUNT(e) RATING(f)                                        SECURITY                                           VALUE
-----------------------------------------------------------------------------------------------------------------------
Finance/Rental/Leasing -- 2.3%
  290,000   BBB-    Avis Group Holdings Inc., Guaranteed Sr. Sub. Notes, 11.000% due 5/1/09                $    317,550
                    Countrywide Home Loan, Medium-Term Notes:
2,525,000   A        Series E, 7.200% due 10/30/06                                                            2,697,142
2,000,000   A        Series J, 5.250% due 5/22/03                                                             2,050,148
5,000,000   AAA     General Electric Capital Corp., Medium-Term Notes, Series A, 7.500% due 5/15/05           5,472,810
2,500,000   AA-     International Lease Finance Corp., Notes, 4.750% due 6/2/03                               2,538,260
1,156,000   AA-     Merrill Lynch & Co., Inc., Medium-Term Notes, Series B, 7.080% due 10/3/05                1,237,623
1,166,000   AA+     National Rural Utilities Cooperative Financing, 6.200% due 2/1/08                         1,182,459
  725,000   BB      United Rentals Inc., Guaranteed Sr. Notes, Series B, 10.750% due 4/15/08                    786,625
  705,000   B-      Williams Scotsman Inc., Guaranteed Sr. Notes, 9.875% due 6/1/07                             708,525
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             16,991,142
-----------------------------------------------------------------------------------------------------------------------
Financial Conglomerates -- 0.4%
2,000,000   A+      American Express Co., Notes, 5.500% due 9/12/06                                           2,017,678
2,661,500   NR      Finova Group Inc., Notes, 7.500% due 11/15/09                                             1,011,370
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              3,029,048
-----------------------------------------------------------------------------------------------------------------------
Food Distributors -- 0.5%
  165,000   B-      Carrols Corp., Guaranteed Sr. Sub. Notes, 9.500% due 12/1/08                                159,019
2,000,000   BBB+    ConAgra Foods Inc., Notes, 7.500% due 9/15/05                                             2,148,692
                    Fleming Cos., Inc.:
  335,000   BB-      Guaranteed Sr. Notes, 10.125% due 4/1/08                                                   338,350
   60,000   B+       Guaranteed Sr. Sub. Notes, Series B, 10.625% due 7/31/07                                    57,000
  885,000   BB+     SC International Services Inc., Guaranteed Sr. Sub. Notes, Series B, 9.250% due 9/1/07      734,550
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              3,437,611
-----------------------------------------------------------------------------------------------------------------------
Foods - Major Diversified -- 0.2%
                    Aurora Foods Inc., Sr. Sub. Notes, Series B:
  375,000   CCC+     9.875% due 2/15/07                                                                         369,375
  410,000   CCC+     8.750% due 7/1/08                                                                          389,500
  225,000   Baa2*   Dean Foods Co., Sr. Notes, 6.900% due 10/15/17                                              180,964
  250,000   B2*     Michael Foods Inc., Sr. Sub. Notes, Series B, 11.750% due 4/1/11                            272,500
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              1,212,339
-----------------------------------------------------------------------------------------------------------------------
Foods - Meat/Fish/Dairy -- 0.1%
  465,000   BB      Land O Lakes Inc., Sr. Notes, 8.750% due 11/15/11 (g)                                       460,350
-----------------------------------------------------------------------------------------------------------------------
Foods - Retail -- 0.1%
                    Great Atlantic & Pacific Tea Co., Inc.:
  475,000   BB       Notes, 7.750% due 4/15/07                                                                  466,687
  385,000   BB       Sr. Notes, 9.125% due 12/15/11                                                             398,475
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                865,162
-----------------------------------------------------------------------------------------------------------------------
Forest Products -- 0.1%
  725,000   B+      Louisiana Pacific Corp., Sr. Sub. Notes, 10.875% due 11/15/08                               721,375
-----------------------------------------------------------------------------------------------------------------------
Gas Distributors -- 0.1%
  642,000   BBB     Coastal Corp., 7.750% due 6/15/10                                                           653,617
-----------------------------------------------------------------------------------------------------------------------
Home Improvement Chains -- 0.8%
                    Home Depot Inc., Sr. Notes:
2,500,000   AA       5.375% due 4/1/06                                                                        3,049,029
3,000,000   AA       6.500% due 9/15/04                                                                       2,645,430
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              5,694,459
-----------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


    17 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002

   FACE
 AMOUNT(e)   RATING(f)                                    SECURITY                                       VALUE
------------------------------------------------------------------------------------------------------------------
Homebuilding -- 0.2%
     120,000 Ba1*      D.R. Horton Inc., Guaranteed Sr. Notes, 8.000% due 2/1/09                      $    121,800
     300,000 BB-       KB Home, Sr. Sub. Notes, 9.500% due 2/15/11                                         315,000
     795,000 BB+       Lennar Corp., Guaranteed Sr. Notes, Series B, 9.950% due 5/1/10                     872,513
     295,000 B1*       Meritage Corp., Guaranteed Sr. Notes, 9.750% due 6/1/11                             309,750
     190,000 BB        Ryland Group Inc., Sr. Notes, 9.750% due 9/1/10                                     203,300
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,822,363
------------------------------------------------------------------------------------------------------------------
Hospital/Nursing Management -- 0.1%
     640,000 Ba2*      Fresenius Medical Care Capital Trust 1, Guaranteed Trust Preferred Securities,
                         9.000% due 12/1/06                                                                668,800
      10,000 B-        Magellan Health Services, Sr. Sub. Notes, 9.000% due 2/15/08                          8,400
------------------------------------------------------------------------------------------------------------------
                                                                                                           677,200
------------------------------------------------------------------------------------------------------------------
Hotels/Resorts -- 0.9%
     650,000 A         Carnival Corp., Notes, 6.150% due 10/1/03                                           648,206
   1,915,000 B1*       Courtyard by Marriott, Sr. Secured Notes, Series B, 10.750% due 2/1/08            1,967,662
     335,000 BBB-      Hilton Hotels, Sr. Notes, 7.950% due 4/15/07                                        337,134
     495,000 BB-       HMH Properties, Guaranteed Sr. Secured Notes, Series A, 7.875% due 8/1/05           488,812
   2,395,000 B+        Intrawest Corp., Sr. Notes, 10.500% due 2/1/10                                    2,466,850
     350,000 BBB-      Starwood Hotels & Resorts, Notes, 6.750% due 11/15/05                               348,413
     470,000 B         Vail Resorts Inc., Sr. Sub. Notes, 8.750% due 5/15/09 (g)                           472,938
------------------------------------------------------------------------------------------------------------------
                                                                                                         6,730,015
------------------------------------------------------------------------------------------------------------------
Household/Personal Care -- 0.2%
     975,000 AA-       Colgate-Palmolive Co., Medium-Term Notes, Series D, 5.340% due 3/27/06              983,957
     375,000 B-        Revlon Consumer Products, Sr. Notes, 12.000% due 12/1/05 (g)                        363,750
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,347,707
------------------------------------------------------------------------------------------------------------------
Industrial Machinery -- 0.4%
   2,500,000 A         Deere & Co., Notes, 6.550% due 7/15/04                                            2,648,267
      65,000 B         Flowserve Corp., Guaranteed Sr. Sub. Notes, 12.250% due 8/15/10                      73,125
425,000/EUR/ B+        Manitowoc Co. Inc., Sr. Sub. Notes, 10.375% due 5/15/11                             383,463
------------------------------------------------------------------------------------------------------------------
                                                                                                         3,104,855
------------------------------------------------------------------------------------------------------------------
Investment Bankers/Brokers/Services -- 0.8%
                       Donaldson, Lufkin & Jenrette, Inc.:
   2,500,000 AA-        Medium-Term Notes, 6.170% due 7/15/03                                            2,591,413
   1,073,000 AA-        Sr. Notes, 5.875% due 4/1/02                                                     1,078,939
   2,000,000 AA-       Morgan Stanley Dean Witter & Co., Notes, 7.750% due 6/15/05                       2,180,116
------------------------------------------------------------------------------------------------------------------
                                                                                                         5,850,468
------------------------------------------------------------------------------------------------------------------
Major Banks -- 0.4%
   2,500,000 Aa3*      Bank of America Corp., Sub. Notes, 6.500% due 8/15/03                             2,617,487
------------------------------------------------------------------------------------------------------------------
Major Telecommunications -- 0.2%
     570,000 Ba3*      Panamsat Corp., Sr. Notes, 8.500% due 2/1/12 (g)                                    571,425
   1,140,000 A         Vodafone Group PLC, Notes, 7.750% due 2/15/10                                     1,252,434
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,823,859
------------------------------------------------------------------------------------------------------------------
Media Conglomerates -- 1.3%
     205,000 B3*       Ackerley Group Inc., Sr. Sub. Notes, Series B, 9.000% due 1/15/09                   220,375
   2,500,000 BBB-      News America Holdings Inc., Sr. Debentures, 7.750% due 2/1/24                     2,471,135
   2,000,000 A-        Viacom Inc., Guaranteed Sr. Notes, 6.400% due 1/30/06                             2,049,738
   5,000,000 A-        Walt Disney Co., Medium-Term Notes, 5.500% due 12/29/06                           4,988,430
------------------------------------------------------------------------------------------------------------------
                                                                                                         9,729,678
------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


    18 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002

  FACE
AMOUNT(e) RATING(f)                                        SECURITY                                            VALUE
------------------------------------------------------------------------------------------------------------------------
Medical Distributors -- 0.1%
  430,000 B         Physician Sales and Services, Inc., Guaranteed Sr. Sub. Notes, 8.500% due 10/1/07       $    434,300
------------------------------------------------------------------------------------------------------------------------
Medical/Nursing Services -- 0.2%
                    HEALTHSOUTH Corp., Sr. Notes:
  295,000 BBB-       6.875% due 6/15/05                                                                          293,598
  370,000 BBB-       8.375% due 10/1/11                                                                          382,950
  775,000 B         Per-Se Technologies Inc., Guaranteed Sr. Notes, Series B, 9.500% due 2/15/05                 716,875
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,393,423
------------------------------------------------------------------------------------------------------------------------
Medical Specialties -- 0.3%
                    Alaris Medical Systems, Inc.:
  535,000 B-         Guaranteed Sr. Sub. Notes, 9.750% due 12/1/16                                               512,263
  195,000 B+         Sr. Secured Notes, Series B, 11.625% due 12/1/06                                            214,987
  390,000 B3*       Hanger Orthopedic Group, Sr. Sub. Notes, 11.250% due 6/15/09                                 380,738
  395,000 B         Res-Care Inc., Sr. Notes, 10.625% due 11/15/08 (g)                                           398,950
  395,000 B-        Universal Hospital Services Inc., Sr. Notes, 10.250% due 3/1/08                              373,275
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,880,213
------------------------------------------------------------------------------------------------------------------------
Miscellaneous Commercial Services -- 0.0%
  225,000 B2*       Intertek Finance PLC, Guaranteed Sr. Secured Notes, Series B, 10.250% due 11/1/06            226,125
------------------------------------------------------------------------------------------------------------------------
Miscellaneous Manufacturing -- 0.2%
  425,000 B         Applied Extrusion Technologies Inc., Guaranteed Sr. Notes, Series B, 10.750% due 7/1/11      442,000
  630,000 BBB       Cooper Tire & Rubber Co., Notes, 7.625% due 3/15/27                                          542,820
  785,000 B2*       Park-Ohio Industries Inc., Sr. Sub. Notes, 9.250% due 12/1/07                                510,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,495,070
------------------------------------------------------------------------------------------------------------------------
Movies/Entertainment -- 0.2%
                    AMC Entertainment Inc., Sr. Sub. Notes:
  945,000 CCC        9.500% due 3/15/09                                                                          907,200
   80,000 CCC        9.500% due 2/1/11                                                                            76,800
  560,000 B         Six Flags Inc., Sr. Discount Notes, step bond to yield 11.431% due 4/1/08                    512,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,496,400
------------------------------------------------------------------------------------------------------------------------
Multi-Line Insurance -- 0.1%
1,000,000 A2*       St. Paul Cos., Inc., Sr. Notes, 7.875% due 4/15/05                                         1,075,420
------------------------------------------------------------------------------------------------------------------------
Oil and Gas Production -- 0.2%
1,065,000 B+        Forest Oil Corp., Guaranteed Sr. Sub. Notes, 10.500% due 1/15/06                           1,128,900
  455,000 B         Plains Resources Inc., Guaranteed Sr. Sub. Notes, Series B, 10.250% due 3/15/06              466,375
   55,000 B-        Range Resources Corp., Guaranteed Sr. Sub. Notes, 8.750% due 1/15/07                          53,075
  135,000 BB-       Vintage Petroleum Inc., Sr. Sub. Notes, 9.750% due 6/30/09                                   136,350
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,784,700
------------------------------------------------------------------------------------------------------------------------
Oil/Gas Pipelines -- 0.1%
  400,000 BB-       Leviathan Gas Pipelines Partners L.P., Guaranteed Sr. Sub. Notes, Series B,
                      10.375% due 6/1/09                                                                         426,000
------------------------------------------------------------------------------------------------------------------------
Oil Refining/Marketing -- 0.8%
5,000,000 AA        ChevronTexaco Corp., Notes, 6.625% due 10/1/04                                             5,318,990
  310,000 BB-       Pennzoil-Quaker State, Sr. Notes, 10.000% due 11/1/08 (g)                                    330,150
  385,000 BB-       Tesoro Petroleum Corp., Sr. Sub. Notes, 9.625% due 11/1/08 (g)                               396,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,045,690
------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


    19 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002

  FACE
AMOUNT(e) RATING(f)                                  SECURITY                                       VALUE
----------------------------------------------------------------------------------------------------------------
Oilfield Service/Equipment -- 0.1%
  285,000 BB-       Compagnie Generale De Geophysique S.A., Sr. Notes, 10.625% due 11/15/07     $     292,125
  320,000 BB-       SESI LLC, Guaranteed Sr. Notes, 8.875% due 5/15/11                                302,800
-------------------------------------------------------------------------------------------------------------
                                                                                                      594,925
-------------------------------------------------------------------------------------------------------------
Other Consumer Services -- 0.3%
  300,000 B         Coinmach Corp., Sr. Notes, 9.000% due 2/1/10 (g)                                  306,750
                    Service Corp. International:
  740,000 BB-        Debentures, 7.875% due 2/1/13                                                    649,350
                     Notes:
  535,000 BB-          6.875% due 10/1/07                                                             478,825
  610,000 BB-          6.500% due 3/15/08                                                             530,700
  595,000 B+        Stewart Enterprises Inc., Guaranteed Sr. Sub. Notes, 10.750% due 7/1/08           648,550
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,614,175
-------------------------------------------------------------------------------------------------------------
Other Metals/Minerals -- 0.0%
  375,000 BBB-      Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11                                  368,651
-------------------------------------------------------------------------------------------------------------
Other Transportation -- 0.8%
5,000,000 AAA       United Parcel Service Inc., Debentures, 8.375% due 4/1/30                       6,039,055
-------------------------------------------------------------------------------------------------------------
Pharmaceuticals - Major -- 2.1%
5,000,000 AAA       Johnson & Johnson, Debentures, 6.950% due 9/1/29                                5,417,080
5,000,000 AAA       Merck & Co., Inc., Debentures, 6.400% due 3/1/28                                5,065,940
5,000,000 AAA       Pfizer Inc., Notes, 5.625% due 2/1/06                                           5,154,980
-------------------------------------------------------------------------------------------------------------
                                                                                                   15,638,000
-------------------------------------------------------------------------------------------------------------
Precious Metals -- 0.0%
  350,000 BBB       Newmont Mining Corp., Notes, 8.625% due 5/15/11                                   358,791
-------------------------------------------------------------------------------------------------------------
Property Casualty Insurance -- 0.1%
  645,000 Ba1*      Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46           453,723
  330,000 BB+       PXRE Capital Trust I, Guaranteed Capital Securities, 8.850% due 2/1/27            172,223
-------------------------------------------------------------------------------------------------------------
                                                                                                      625,946
-------------------------------------------------------------------------------------------------------------
Publishing - Books/Magazines -- 0.3%
2,345,000 BB-       Quebecor Media Inc., Sr. Notes, 11.125% due 7/15/11                             2,550,188
-------------------------------------------------------------------------------------------------------------
Publishing - Newspapers -- 0.2%
  490,000 B+        Garden State Newspapers, Inc., Sr. Sub. Notes, Series B, 8.750% due 10/1/09       487,550
                    Hollinger International Publishing Inc., Guaranteed Sr. Sub. Notes:
  250,000 Ba3*       9.250% due 2/1/06                                                                255,000
  165,000 Ba3*       9.250% due 3/15/07                                                               168,300
  325,000 B         Hollinger Participation Trust, Sr. Notes, 12.125% due 11/15/10 (d)(g)             294,125
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,204,975
-------------------------------------------------------------------------------------------------------------
Pulp and Paper -- 0.4%
  385,000 BBB       Bowater Canada Finance Corp., Notes, 7.950% due 11/15/11 (g)                      392,701
  460,000 B+        Buckeye Technologies Inc., Sr. Sub. Notes, 8.000% due 10/15/10                    416,300
  745,000 BBB-      Georgia-Pacific Corp., Sr. Notes, 7.500% due 5/15/06                              683,315
1,500,000 BBB       International Paper Co., Sr. Notes, 8.000% due 7/8/03                           1,582,920
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,075,236
-------------------------------------------------------------------------------------------------------------
Railroads -- 1.5%
2,500,000 BBB       CSX Corp., Sr. Debentures, 7.250% due 5/1/04                                    2,667,150
3,000,000 Baa1*     Norfolk Southern Corp., Notes, 7.875% due 2/15/04                               3,206,496
                    Union Pacific Co., Notes:
2,000,000 BBB-       7.875% due 2/15/02                                                             2,002,906
3,000,000 BBB-       5.840% due 5/25/04                                                             3,091,401
-------------------------------------------------------------------------------------------------------------
                                                                                                   10,967,953
-------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


    20 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002

  FACE
AMOUNT(e) RATING(f)                                      SECURITY                                         VALUE
------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts -- 0.1%
  660,000 BB-       Host Marriott L.P., Sr. Notes, 9.125% due 1/15/07 (g)                              $   691,350
  365,000 BB-       Meditrust Corp., Exercisable Put Option Securities, 7.114% due 8/15/04                 358,613
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,049,963
------------------------------------------------------------------------------------------------------------------
Recreational Products -- 0.1%
1,025,000 BB        Hasbro Inc., Sr. Debentures, 6.600% due 7/15/28                                        772,594
------------------------------------------------------------------------------------------------------------------
Restaurants -- 0.0%
  200,000 Ba3*      Sbarro Inc., Guaranteed Sr. Notes, 11.000% due 9/15/09                                 201,000
------------------------------------------------------------------------------------------------------------------
Savings Banks -- 0.1%
1,250,000 B3*       Ocwen Capital Trust 1, Guaranteed Capital Securities, 10.875% due 8/1/27               993,750
------------------------------------------------------------------------------------------------------------------
Semiconductors -- 0.2%
1,140,000 B         Fairchild Semiconductor International Inc., Sr. Sub. Notes, 10.125% due 3/15/07      1,194,150
------------------------------------------------------------------------------------------------------------------
Services to Health Industry -- 0.0%
  380,000 B+        US Oncology Inc., Sr. Sub. Notes, 9.625% due 2/1/12 (g)                                380,000
------------------------------------------------------------------------------------------------------------------
Specialty Insurance -- 0.4%
2,500,000 AA        American Association of Retired Persons, Inc., Bonds, 7.500% due 5/1/31 (g)          2,705,672
------------------------------------------------------------------------------------------------------------------
Specialty Stores -- 0.8%
  345,000 B-        Advance Stores Co., Inc., Guaranteed Sr. Sub. Notes, Series B, 10.250% due 4/15/08     360,956
5,000,000 A         Costco Wholesale Corp., Sr. Notes, 7.125% due 6/15/05                                5,348,645
                    The Pep Boys-Manny, Moe & Jack, Medium-Term Notes, Series A:
  200,000 BB-        6.710% due 11/3/04                                                                    190,000
  395,000 BB-        6.520% due 7/16/07                                                                    395,000
------------------------------------------------------------------------------------------------------------------
                                                                                                         6,294,601
------------------------------------------------------------------------------------------------------------------
Specialty Telecommunications -- 0.7%
  640,000 B-        Flag Telecom Holdings Ltd., Sr. Notes, 11.625% due 3/30/10                             169,600
1,500,000 BBB+      France Telecom S.A., 7.200% due 3/1/06 (g)                                           1,585,069
  455,000 B-        GT Group Telecom Inc., Sr. Discount Notes, step bond to yield 16.565% due 2/1/10        61,425
                    Metromedia Fiber Network, Inc.:
  755,000 NR         Notes, 14.000% due 3/15/07                                                            577,575
1,815,000 CC         Sr. Notes, Series B, 10.000% due 11/15/08                                             608,025
1,578,000 A2*       Qwest Corp., Notes, 7.625% due 6/9/03                                                1,623,404
  710,000 CCC       Song Networks N.V., Sr. Notes, 13.000% due 5/15/09                                     230,750
  530,000 B-        Time Warner Telecom LLC, Sr. Notes, 9.750% due 7/15/08                                 368,350
------------------------------------------------------------------------------------------------------------------
                                                                                                         5,224,198
------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment -- 0.6%
1,000,000 BBB+      Qwest Capital Funding, Guaranteed Notes, 6.125% due 7/15/02                          1,010,430
2,000,000 BBB+      Sprint Capital Corp., 7.125% due 1/30/06                                             2,081,636
1,320,000 BBB+      WorldCom, Inc., Sr. Notes, 6.500% due 4/15/10                                        1,213,359
------------------------------------------------------------------------------------------------------------------
                                                                                                         4,305,425
------------------------------------------------------------------------------------------------------------------
Tobacco -- 0.1%
  115,000 BB        Dimon Inc., Guaranteed Sr. Notes, Series B, 9.625% due 10/15/11                        120,750
  475,000 BB        Standard Commercial Tobacco, Guaranteed Sr. Notes, 8.875% due 8/1/05                   484,500
------------------------------------------------------------------------------------------------------------------
                                                                                                           605,250
------------------------------------------------------------------------------------------------------------------
Trucks/Construction/Farm Machinery -- 0.0%
  125,000 B         Columbus McKinnon Corp., Guaranteed Sr. Sub. Notes, 8.500% due 4/1/08                  113,750
  230,000 BBB-      Navistar International Corp., Guaranteed Sr. Notes, Series B, 9.375% due 6/1/06        244,950
------------------------------------------------------------------------------------------------------------------
                                                                                                           358,700
------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


    21 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002

   FACE
 AMOUNT(e)   RATING(f)                                    SECURITY                                       VALUE
------------------------------------------------------------------------------------------------------------------
Wireless Telecommunications -- 0.6%
     440,000 CCC       AirGate PCS, Inc., Sr. Sub. Notes, step bond to yield 17.131% due 10/1/09      $    304,700
     490,000 CCC       Alamosa PCS Holdings Inc., Guaranteed Sr. Discount Notes, step bond to yield
                         12.726% due 2/15/10                                                               262,150
                       Crown Castle International Corp.:
     310,000 B          Sr. Discount Notes, step bond to yield 10.376% due 5/15/11                         162,750
     735,000 B          Sr. Notes, 10.750% due 8/1/11                                                      643,125
     265,000 CCC       Horizon PCS Inc., Guaranteed Sr. Notes, step bond to yield 16.134% due 10/1/10      121,900
     485,000 CCC       IWO Holdings Inc., Guaranteed Sr. Notes, 14.000% due 1/15/11                        482,575
     975,000 B-        Millicom International Cellular S.A., Sr. Discount Notes, step bond to yield
                         15.265% due 6/1/06                                                                658,125
                       Nextel Communications, Inc., Sr. Discount Notes:
     325,000 B1*        Step bond to yield 13.674% due 9/15/07                                             242,937
   1,150,000 B1*        Step bond to yield 10.634% due 2/15/08                                             761,875
                       VoiceStream Wireless Co.:
     266,000 A-         Sr. Discount Notes, step bond to yield 13.027% due 11/15/09                        235,410
     349,295 A-         Sr. Notes, 10.375% due 11/15/09                                                    399,943
------------------------------------------------------------------------------------------------------------------
                                                                                                         4,275,490
------------------------------------------------------------------------------------------------------------------
                       TOTAL CORPORATE BONDS AND NOTES
                       (Cost -- $252,035,832)                                                          254,391,228
------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES -- 0.6%
Alternative Power Generation -- 0.0%
     255,000 B-        Covanta Energy Corp., 6.000% due 6/1/02                                             137,004
------------------------------------------------------------------------------------------------------------------
Cable/Satellite TV -- 0.0%
335,000/GBP/ B         Telewest Communications PLC, Sr. Notes, 5.250% due 2/19/07 (b)                      257,177
------------------------------------------------------------------------------------------------------------------
Computer Processing Hardware -- 0.0%
     220,000 B2*       Vitesse Semiconductor, 4.000% due 3/15/05                                           179,025
------------------------------------------------------------------------------------------------------------------
Drugstore Chains -- 0.0%
     140,000 B-        Rite Aid Corp., 4.750% due 12/1/06 (g)                                               86,275
------------------------------------------------------------------------------------------------------------------
Electronic Components -- 0.2%
     750,000 Ba2*      Celestica International Inc., zero coupon due 8/1/20                                337,500
     485,000 Ba3*      LSI Logic Corp., 4.000% due 2/15/05                                                 421,344
     720,000 Ba2*      Sanmina Corp., zero coupon due 9/12/20                                              271,800
     390,000 BB+       Solectron Corp., zero coupon due 5/8/20                                             221,813
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,252,457
------------------------------------------------------------------------------------------------------------------
Electronic Production Equipment -- 0.1%
     620,000 B-        Amkor Technology Inc., 5.000% due 3/15/07                                           446,400
------------------------------------------------------------------------------------------------------------------
Medical Specialties -- 0.1%
     490,000 B2*       Total Renal Care Holdings, Inc., Sub. Notes, 7.000% due 5/15/09                     494,288
------------------------------------------------------------------------------------------------------------------
Semiconductors -- 0.2%
     570,000 Ba3*      Cypress Semiconductor Corp., 3.750% due 7/1/05                                      488,775
     110,000 B         Transwitch Corp., 4.500% due 9/12/05                                                 66,275
     835,000 B-        TriQuint Semiconductor Inc., 4.000% due 3/1/07                                      619,988
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,175,038
------------------------------------------------------------------------------------------------------------------
Specialty Telecommunications - Other -- 0.0%
675,000/EUR/ B+        Colt Telecom Group PLC, Convertible, 2.000% due 4/3/07 (b)                          291,105
------------------------------------------------------------------------------------------------------------------
                       TOTAL CONVERTIBLE CORPORATE BONDS AND NOTES
                       (Cost -- $4,472,122)                                                              4,318,769
------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


    22 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002

  FACE
AMOUNT(e)   RATING(f)                                           SECURITY                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.4%
Airlines -- 0.3%
 2,750,745 BB             Airplanes Pass Through Trust, Series D, 10.875% due 3/15/12                           $   605,164
                          Continental Airlines Pass-Through Certificates:
   295,287 A               Series 974B, 6.900% due 1/2/17                                                           252,303
    79,074 A               Series 981B, 6.748% due 3/15/17                                                           70,333
   150,991 BBB             Series 2000-2 Class C, 8.312% due 4/2/11                                                 127,963
   186,124 AA-             Series 2001-1 Class A-1, 6.703% due 6/15/21                                              175,082
   211,742 BBB+            Series 2001-1 Class C, 7.033% due 6/15/11                                                181,201
                          United Air Lines Pass-Through Certificates:
   164,672 BBB+            Series 2000-1 Class B, 8.030% due 7/1/11                                                 138,825
   245,469 A-              Series 2000-2 Class B, 7.811% due 10/1/09                                                206,599
   105,000 A-              Series 2001-1 Class B, 6.932% due 9/1/11                                                  80,195
   230,000 BBB-            Series 2001-1 Class C, 6.831% due 9/1/08                                                 172,742
   215,943 A-             US Airways Pass Through Trust, Series 1999-1, 8.360% due 1/20/19                          194,377
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  2,204,784
---------------------------------------------------------------------------------------------------------------------------
Discount Chains -- 0.1%
   835,027 CCC-           Kmart Corp., Pass-Through Certificates, Series 95K3, 8.540% due 1/2/15 (c)                459,265
---------------------------------------------------------------------------------------------------------------------------
Finance/Rental/Leasing -- 0.0%
   246,715 AAA            Merrill Lynch Mortgage Investors, Inc., Series 1997-C1, Class A-1, 6.950% due 6/18/29     254,909
---------------------------------------------------------------------------------------------------------------------------
                          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                          (Cost -- $5,545,235)                                                                    2,918,958
---------------------------------------------------------------------------------------------------------------------------
  FACE
  AMOUNT                                                        SECURITY                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES AND OBLIGATIONS -- 8.1%
U.S. Government Agencies -- 1.4%
$2,500,000                Federal Home Loan Bank (FHLB), 6.625% due 11/15/10                                      2,664,605
                          Federal National Mortgage Association (FNMA):
    54,900                 7.000% due 6/1/03                                                                         56,496
    75,860                 7.000% due 7/1/03                                                                         78,065
 1,979,448                 6.500% due 4/1/29                                                                      1,999,242
 2,710,782                 6.500% due 5/1/29                                                                      2,737,890
 1,153,125                 8.500% due 10/1/30                                                                     1,233,123
 1,650,888                Government National Mortgage Association (GNMA), 7.000% due 2/15/24                     1,707,638
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 10,477,059
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations -- 6.7%
                          U.S. Treasury Notes:
 3,000,000                 3.250% due 12/31/03                                                                    3,009,963
 5,000,000                 6.500% due 8/15/05                                                                     5,410,160
 2,500,000                 4.625% due 5/15/06                                                                     2,533,205
   804,000                 6.875% due 5/15/06                                                                       884,683
 2,000,000                 5.000% due 2/15/11                                                                     1,997,580
 7,000,000                 5.000% due 8/15/11                                                                     6,984,691
                          U.S. Treasury Bonds:
 8,000,000                 7.250% due 5/15/16                                                                     9,327,504
   642,000                 8.125% due 8/15/19                                                                       816,895
 2,500,000                 7.875% due 2/15/21                                                                    3,135,5 47
 1,000,000                 6.250% due 8/15/23                                                                     1,068,555

                      See Notes to Financial Statements.


    23 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   JANUARY 31, 2002

   FACE
  AMOUNT                                                 SECURITY                                              VALUE
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations -- 6.7% (continued)
 $ 2,622,836    3.625% due 4/15/28                                                                          $  2,659,721
   2,171,850    3.875% due 4/15/29                                                                             2,300,805
   2,772,000    6.125% due 8/15/29                                                                             2,966,908
   6,500,000    6.250% due 5/15/30                                                                             7,097,194
------------------------------------------------------------------------------------------------------------------------
                                                                                                              50,193,411
------------------------------------------------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS
               (Cost -- $59,615,993)                                                                          60,670,470
------------------------------------------------------------------------------------------------------------------------

 WARRANTS                                                SECURITY                                              VALUE
--------------------------------------------------------------------------------------------------------------------------
WARRANTS(a) -- 0.0%
Commercial Printing/Forms -- 0.0%
         505   Merrill Corp., Expire 5/1/09                                                                           50
------------------------------------------------------------------------------------------------------------------------
Containers/Packaging -- 0.0%
          95   Pliant Corp., Expire 6/1/10                                                                           147
------------------------------------------------------------------------------------------------------------------------
Internet Software/Services -- 0.0%
         505   Cybernet Internet Service International, Inc., Expire 7/1/09 (g)                                        1
       1,815   WAM!Net, Inc., Expire 3/1/05                                                                           18
------------------------------------------------------------------------------------------------------------------------
                                                                                                                      19
------------------------------------------------------------------------------------------------------------------------
Specialty Telecommunications -- 0.0%
         455   GT Group Telecom Inc., Expire 2/1/10 (g)                                                            2,048
------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunications -- 0.0%
         485   IWO Holdings Inc., Expire 1/15/11 (g)                                                              19,461
------------------------------------------------------------------------------------------------------------------------
               TOTAL WARRANTS (Cost -- $216,189)                                                                  21,725
------------------------------------------------------------------------------------------------------------------------

   FACE
  AMOUNT                                                 SECURITY                                              VALUE
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.5%
  $3,796,000   Goldman, Sachs & Co., 1.880% due 2/1/02; Proceeds at maturity --$3,796,198;
                 (Fully collateralized by U.S. Treasury Notes, Bonds and Inflation-Indexed Notes and Bonds,
                 3.375% to 14.250% due 2/15/02 to 4/15/32; Market value -- $3,871,920)
                 (Cost -- $3,796,000)                                                                          3,796,000
------------------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100%
               (Cost -- $715,133,599**)                                                                     $748,636,394
------------------------------------------------------------------------------------------------------------------------

(a)Non-income producing security.
(b)Security is segregated for open forward foreign currency contracts.
(c)Security is in default.
(d)Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)Face amount denominated in U.S. dollars unless otherwise indicated.
(f)All ratings are by Standard & Poor's Ratings Service with the exception of those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
(g)Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(h)Security issued with attached warrants.
** Aggregate cost for Federal income tax purposes is substantially the same.

    Currency abbreviations used in this schedule:
    EUR -- Euro
    GBP -- British pound

    See pages 25 and 26 for definitions of bond ratings.

                      See Notes to Financial Statements.


    24 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 BOND RATINGS (UNAUDITED)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA          -- Bonds rated "AAA" have the highest rating assigned by Standard
                & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA           -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A            -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB          -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B and CC -- Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B", and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Ca", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa          -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these bonds.

Aa           -- Bonds rated "Aa" are judged to be of the high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A            -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa          -- Bonds rated "Baa" are considered to be medium grade
                obligations; that is they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

    25 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

Ba           -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby may not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B            -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

Caa          -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Ca           -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

NR           -- Indicates that the bond is not rated by Standard & Poor's or
                Moody's.

    26 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)   JANUARY 31, 2002


ASSETS:
   Investments, at value (Cost -- $715,133,599)                                     $ 748,636,394
   Foreign currency, at value (Cost -- $7,437)                                              7,218
   Cash                                                                                       542
   Dividends and interest receivable                                                    6,427,709
   Receivable for securities sold                                                       1,551,110
   Receivable for Fund shares sold                                                        214,890
   Receivable for open forward foreign currency contracts (Note 8)                         58,959
-------------------------------------------------------------------------------------------------
   Total Assets                                                                       756,896,822
-------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                                     1,150,206
   Investment advisory fee payable                                                        281,310
   Administration fee payable                                                             124,723
   Payable for Fund shares purchased                                                       32,136
   Distribution fees payable                                                               25,635
   Accrued expenses                                                                       170,035
-------------------------------------------------------------------------------------------------
   Total Liabilities                                                                    1,784,045
-------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $ 755,112,777
-------------------------------------------------------------------------------------------------
NET ASSETS:
   Par value of shares of beneficial interest                                       $      64,031
   Capital paid in excess of par value                                                827,860,894
   Overdistributed net investment income                                                 (243,139)
   Accumulated net realized loss from security transactions and foreign currencies   (106,126,609)
   Net unrealized appreciation of investments and foreign currencies                   33,557,600
-------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $ 755,112,777
-------------------------------------------------------------------------------------------------
Shares Outstanding:
   Class A                                                                             54,380,579
-------------------------------------------------------------------------------------------------
   Class B                                                                              7,547,953
-------------------------------------------------------------------------------------------------
   Class L                                                                              1,765,281
-------------------------------------------------------------------------------------------------
   Class O                                                                                336,964
-------------------------------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                                          $11.80
-------------------------------------------------------------------------------------------------
   Class B  *                                                                              $11.74
-------------------------------------------------------------------------------------------------
   Class L  **                                                                             $11.77
-------------------------------------------------------------------------------------------------
   Class O **                                                                              $11.76
-------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
   Class A (net asset value plus 5.26% of net asset value per share)                       $12.42
-------------------------------------------------------------------------------------------------
   Class L (net asset value plus 1.01% of net asset value per share)                       $11.89
-------------------------------------------------------------------------------------------------

 * Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).
** Redemption price is NAV of Class L and O shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.


    27 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)  FOR THE SIX MONTHS ENDED JANUARY 31, 2002



INVESTMENT INCOME:
   Interest                                                     $ 13,935,950
   Dividend                                                        2,589,297
   Less: Foreign withholding tax                                      (2,332)
--------------------------------------------------------------------------------
   Total Investment Income                                        16,522,915
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fee (Note 2)                                1,787,292
   Distribution fees (Note 2)                                      1,333,931
   Administration fee (Note 2)                                       794,352
   Shareholder and system servicing fees                             486,195
   Shareholder communications                                         57,228
   Registration fees                                                  29,971
   Custody                                                            22,088
   Audit and legal                                                    20,912
   Pricing service fees                                               19,514
   Trustees' fees                                                      6,930
   Other                                                               7,672
--------------------------------------------------------------------------------
   Total Expenses                                                  4,566,085
--------------------------------------------------------------------------------
Net Investment Income                                             11,956,830
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTES 3 AND 8):
   Realized Loss From:
     Security transactions (excluding short-term securities)     (32,011,365)
     Foreign currency transactions                                  (329,829)
--------------------------------------------------------------------------------
   Net Realized Loss                                             (32,341,194)
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation From:
     Security transactions                                       (29,629,359)
     Foreign currency transactions                                   112,422
--------------------------------------------------------------------------------
   Decrease in Net Unrealized Appreciation                       (29,516,937)
--------------------------------------------------------------------------------
Net Loss on Investments and Foreign Currencies                   (61,858,131)
--------------------------------------------------------------------------------
Decrease in Net Assets From Operations                          $(49,901,301)
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    28 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS



For the Six Months Ended January 31, 2002 (unaudited) and the Year Ended July 31, 2001

                                                                         2002                2001
-------------------------------------------------------------------------------------------------------

OPERATIONS:
   Net investment income                                             $  11,956,830       $  26,686,944
   Net realized loss                                                   (32,341,194)        (74,829,256)
   Decrease in net unrealized appreciation                             (29,516,937)        (56,944,145)
-------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Operations                              (49,901,301)       (105,086,457)
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                               (12,764,957)        (30,367,835)
   Net realized gains                                                           --          (3,265,259)
-------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders           (12,764,957)        (33,633,094)
-------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 11):
   Net proceeds from sale of shares                                     35,917,003         213,009,741
   Net asset value of shares issued in connection with the transfer
     of the CitiFund Balanced Fund's net assets (Note 9)                        --         169,016,191
   Net asset value of shares issued in connection with the transfer
     of the Citi Select 200 Fund's net assets (Note 9)                          --          41,146,344
   Net asset value of shares issued in connection with the transfer
     of the Citi Select 300 Fund's net assets (Note 9)                          --          74,130,533
   Net asset value of shares issued for reinvestment of dividends       10,883,523          23,659,829
   Cost of shares reacquired                                           (92,920,088)       (328,774,411)
-------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From Fund Share Transactions      (46,119,562)        192,188,227
-------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                     (108,785,820)         53,468,676

NET ASSETS:
   Beginning of period                                                 863,898,597         810,429,921
-------------------------------------------------------------------------------------------------------
   End of period*                                                    $ 755,112,777       $ 863,898,597
-------------------------------------------------------------------------------------------------------
* Includes undistributed (overdistributed) net investment income of:     $(243,139)         $2,144,306
-------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


    29 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. Significant Accounting Policies

The Smith Barney Balanced Fund ("Fund"), a separate investment fund of the Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Municipal High Income Fund, Smith Barney Exchange Reserve Fund and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price were reported and U.S. government and agency obligations are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) gains or losses on the sale of securities are recorded on the identified cost basis; (g) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At July 31, 2001, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of paid-in capital amounting to $19,863 was reclassified to accumulated net realized loss and $21,164 was reclassified from undistributed net investment income to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled. The Fund from time to time may also enter into options and/or futures contracts to hedge market risk.

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised Audit and Accounting Guide for Investment Companies ("Guide"). This revised version is effective for financial statements issued for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize premium and all discounts on all fixed-income securities. The Fund elected to adopt this requirement effective August 1, 2001. This change does not affect the Fund's net asset value, but does change the classification of certain amounts in the statement of operations. For the six months ended January 31, 2002, interest income decreased by $415,295, net realized gain increased by $540,801 and the change in net unrealized appreciation of investments decreased by $125,506. In addition, the Fund recorded an adjustment to decrease the cost of securities and decrease accumulated undistributed net investment income by $1,249,489 to reflect the cumulative effect of this change up to the date of the adoption.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.45% of the average daily net assets. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.


    30 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

Travelers Bank & Trust, fsb. ("TB&T"), formerly known as Citi Fiduciary Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. TB&T receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by TB&T. During the six months ended January 31, 2002, the Fund paid transfer agent fees of $413,120 to TB&T.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the Fund's distributor. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group. For the six months ended January 31, 2002, SSB and its affiliates received brokerage commissions of $14,722.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L and O shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2002, SSB received sales charges of approximately $53,000 and $18,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended January 31, 2002, CDSCs paid to SSB were approximately:

                                   Class B Class L
                             ---------------------
                             CDSCs $67,000 $1,000
                             ---------------------

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B, L and O shares calculated at the annual rate of 0.25% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to Class B, L and O shares calculated at the annual rate of 0.50%, 0.75% and 0.45% of the average daily net assets for each class, respectively. For the six months ended January 31, 2002, total Distribution Plan fees incurred were as follows:

                                      Distribution
                                       Plan Fees
                              --------------------
                              Class A   $834,822
                              --------------------
                              Class B    381,378
                              --------------------
                              Class L    103,176
                              --------------------
                              Class O     14,555
                              --------------------

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the six months ended January 31, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

                             ----------------------
                             Purchases $148,708,521
                             ----------------------
                             Sales      194,492,479
                             ----------------------

At January 31, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                  -------------------------------------------
                  Gross unrealized appreciation $ 79,151,494
                  Gross unrealized depreciation  (45,648,699)
                  -------------------------------------------
                  Net unrealized appreciation   $ 33,502,795
                  -------------------------------------------

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.


    31 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

5. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At January 31, 2002, the Fund did not have any securities on loan.

6. Option Contracts

Premiums paid when put or call options are purchased by the Fund represent investments which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At January 31, 2002, the Fund did not hold any purchased call or put option contracts.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be reduced by the premium originally received. When a written put option is exercised, the amount of the premium received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a call option is that the Fund gives up the opportunity to participate in any decrease in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

During the six months ended January 31, 2002, the Fund did not enter into any written call or put option contracts.

7. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

At January 31, 2002, the Fund did not hold any futures contracts.



    32 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

8. Forward Foreign Currency Contracts

At January 31, 2002, the Fund had forward foreign currency contracts open as described below. The Fund bears the market risk that arises from changes in foreign currency exchange rates. The unrealized gain on the contracts reflected in the accompanying financial statements were as follows:

                                Local        Market    Settlement Unrealized
        Foreign Currency       Currency      Value        Date       Gain
        --------------------------------------------------------------------
         To Sell:
         British Pound          188,281   $  263,735    6/19/02    $ 7,950
         Euro                 1,641,095    1,402,814    6/12/02     44,386
         Euro                   110,250       94,242    6/12/02      3,561
         Euro                   124,250      106,209    6/12/02      3,062
        --------------------------------------------------------------------
        Net Unrealized Gain on Forward Foreign Currency Contracts  $58,959
        --------------------------------------------------------------------

9. Transfer of Net Assets

On October 13, 2000, the Fund acquired the assets and certain liabilities of the CitiFund Balanced Fund ("CitiFund Balanced"), Citi Select 200 Fund ("Citi Select 200") and Citi Select 300 Fund ("Citi Select 300") pursuant to a plan of reorganization approved by CitiFund Balanced, Citi Select 200 and Citi Select 300 shareholders on October 2, 2000. Total shares issued by the Fund and the total net assets of CitiFund Balanced, Citi Select 200, Citi Select 300 and the Fund on the date of transfer were as follows:

                                       Total Net Assets
                                            of the
                        Shares Issued CitiFund Balanced,  Total Net Assets
                           by the     Citi Select 200 and      of the
      Acquired Funds        Fund        Citi Select 300         Fund
      --------------------------------------------------------------------
      CitiFund Balanced  11,775,201      $169,016,191       $769,422,403
      Citi Select 200     2,866,915        41,146,344        769,422,403
      Citi Select 300     5,167,287        74,130,533        769,422,403
      --------------------------------------------------------------------

The total net assets of CitiFund Balanced before acquisition included unrealized depreciation of $4,645,776, accumulated net realized loss of $887,796. The total net assets of the Citi Select 200 before acquisition included unrealized depreciation of $26,698,735. The total net assets of the Citi Select 300 before acquisition included unrealized depreciation of $8,341,894. Total net assets of the Fund immediately after the transfer were $1,053,715,471. The transactions were structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

10.Capital Loss Carryforward

At July 31, 2001, the Portfolio had, for Federal income tax purposes, total of $25,532,000 of unused capital loss carryforwards available to offset future capital gains, To the extent that these carryforward losses are used to offset capital gains, it is possible that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on July 31 of the year indicated:

                                             2008      2009
                -----------------------------------------------
                Capital Loss Carryforwards $888,000 $24,644,000
                -----------------------------------------------



    33 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

11.Shares of Beneficial Interest

At January 31, 2002, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, specifically related to the distribution of its share.

At January 31, 2002, total paid-in capital amounted to the following for each class:

                             Class A      Class B      Class L    Class O
     ----------------------------------------------------------------------
     Total Paid-in Capital $803,367,299 $(5,006,961) $24,547,525 $5,017,062
     ----------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                                           Six Months Ended              Year Ended
                                                           January 31, 2002             July 31, 2001
                                                       ------------------------  --------------------------
                                                         Shares       Amount       Shares        Amount
------------------------------------------------------------------------------------------------------------
Class A
Shares sold                                             2,412,591  $ 29,181,238   13,135,522  $ 186,089,273
Net asset value of shares issued in connection with
 the transfer of the CitiFund Balanced Fund's net
 assets                                                        --            --   11,667,392    167,493,611
Net asset value of shares issued in connection with
 the transfer of the Citi Select 200 Fund's net assets         --            --    2,842,869     40,800,669
Net asset value of shares issued in connection with
 the transfer of the Citi Select 300 Fund's net assets         --            --    5,125,765     73,534,188
Shares issued on reinvestment                             811,766     9,461,832    1,430,400     19,002,814
Shares reacquired                                      (4,516,642)  (53,996,091)  (7,940,715)  (109,854,538)
------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                (1,292,285) $(15,353,021)  26,261,233  $ 377,066,017
------------------------------------------------------------------------------------------------------------
Class B
Shares sold                                               307,022  $  3,660,599    1,073,389  $  15,137,386
Net asset value of shares issued in connection with
 the transfer of the CitiFund Balanced Fund's net
 assets (Note 9)                                               --            --      107,809      1,522,580
Net asset value of shares issued in connection with
 the transfer of the Citi Select 200 Fund's net assets
 (Note 9)                                                      --            --       24,046        345,675
Net asset value of shares issued in connection with
 the transfer of the Citi Select 300 Fund's net assets
 (Note 9)                                                      --            --       41,522        596,345
Shares issued on reinvestment                              97,879     1,133,534      307,406      4,113,826
Shares reacquired                                      (3,066,895)  (36,761,233) (15,262,049)  (215,092,868)
------------------------------------------------------------------------------------------------------------
Net Decrease                                           (2,661,994) $(31,967,100) (13,707,877) $(193,377,056)
------------------------------------------------------------------------------------------------------------
Class L
Shares sold                                               253,633  $  3,016,234      837,370  $  11,710,549
Shares issued on reinvestment                              20,604       239,681       32,851        434,093
Shares reacquired                                        (158,265)   (1,878,802)    (231,421)    (3,140,694)
------------------------------------------------------------------------------------------------------------
Net Increase                                              115,972  $  1,377,113      638,800  $   9,003,948
------------------------------------------------------------------------------------------------------------
Class O
Shares sold                                                 4,810  $     58,932        5,003  $      72,533
Shares issued on reinvestment                               4,175        48,476        8,207        109,096
Shares reacquired                                         (23,819)     (283,962)     (49,437)      (686,311)
------------------------------------------------------------------------------------------------------------
Net Decrease                                              (14,834) $   (176,554)     (36,227) $    (504,682)
------------------------------------------------------------------------------------------------------------


    34 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS


For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class A Shares                                2002/(1)(2)/   2001/(2)/ 2000/(2)/ 1999/(2)/  1998    1997
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $12.74         $14.83    $13.86    $16.52   $15.53  $14.51
----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                      0.19           0.43      0.45      0.45     0.70    0.80
 Net realized and unrealized gain (loss)/(3)/   (0.93)         (1.99)     1.00      0.92     1.80    1.36
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             (0.74)         (1.56)     1.45      1.37     2.50    2.16
----------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                          (0.20)         (0.48)    (0.40)    (0.37)   (0.68)  (0.82)
 Net realized gains                                --          (0.05)    (0.08)    (3.66)   (0.83)  (0.32)
----------------------------------------------------------------------------------------------------------
Total Distributions                             (0.20)         (0.53)    (0.48)    (4.03)   (1.51)  (1.14)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $11.80         $12.74    $14.83    $13.86   $16.52  $15.53
----------------------------------------------------------------------------------------------------------
Total Return                                    (5.78)%++     (10.73)%   10.62%    12.27%   16.70%  15.48%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)             $642           $709      $436      $310     $279    $248
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                        1.05%+         1.02%     1.04%     1.08%    1.05%   1.06%
 Net investment income/(3)/                      3.11+          3.04      3.10      3.26     4.29    5.29
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            19%            63%       43%       60%     110%     45%
----------------------------------------------------------------------------------------------------------
Class B Shares                                2002/(1)(2)/   2001/(2)/ 2000/(2)/ 1999/(2)/  1998    1997
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $12.68        $ 14.78    $13.82    $16.49   $15.52  $14.51
----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                      0.15           0.34      0.37      0.38     0.62    0.73
 Net realized and unrealized gain (loss)/(4)/   (0.92)         (1.98)     1.01      0.93     1.80    1.35
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             (0.77)         (1.64)     1.38      1.31     2.42    2.08
----------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                          (0.17)         (0.41)    (0.34)    (0.32)   (0.62)  (0.75)
 Net realized gains                                --          (0.05)    (0.08)    (3.66)   (0.83)  (0.32)
----------------------------------------------------------------------------------------------------------
Total Distributions                             (0.17)         (0.46)    (0.42)    (3.98)   (1.45)  (1.07)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $11.74        $ 12.68    $14.78    $13.82   $16.49  $15.52
----------------------------------------------------------------------------------------------------------
Total Return                                    (6.04)%++     (11.28)%   10.09%    11.78%   16.17%  14.88%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)              $88           $129      $353      $568     $740    $951
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                        1.68%+         1.47%     1.55%     1.56%    1.52%   1.52%
 Net investment income/(4)/                     2.51+           2.51      2.60      2.81     3.87    4.85
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            19%            63%       43%       60%     110%     45%
----------------------------------------------------------------------------------------------------------

(1) For the six months ended January 31, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Without the adoption of the changes in the accounting method discussed in
    Note 1, those amounts would have been $0.20, $0.94 and 3.22% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(4) Without the adoption of the changes in the accounting method discussed in
    Note 1, the ratio of net investment income to average net assets would have been 2.62%. Per share, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.



    35 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class L Shares                                2002/(1)(2)/   2001/(2)/ 2000/(2)/ 1999/(2)/ 1998/(3)/
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $12.70        $14.79    $13.83    $16.52    $17.14
--------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                      0.14           0.32      0.34      0.35      0.02
 Net realized and unrealized gain (loss)/(4)/   (0.91)         (1.98)     1.01      0.91     (0.41)
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              (0.77)        (1.66)     1.35      1.26     (0.39)
--------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                          (0.16)         (0.38)    (0.31)    (0.29)       --
 Net realized gains                                --          (0.05)    (0.08)    (3.66)    (0.23)
--------------------------------------------------------------------------------------------------------
Total Distributions                              (0.16)        (0.43)    (0.39)    (3.95)    (0.23)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $11.77        $12.70    $14.79    $13.83    $16.52
--------------------------------------------------------------------------------------------------------
Total Return                                     (6.08)%++    (11.44)%    9.87%    11.43%    (2.28)%++
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $20,770       $20,939   $14,943    $7,508      $486
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                        1.78%+         1.73%     1.80%     1.85%     1.74%+
 Net investment income/(4)/                      2.37+          2.34      2.34      2.54      2.51+
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             19%           63%       43%       60%      110%
--------------------------------------------------------------------------------------------------------

Class O Shares                                2002/(1)(2)/   2001/(2)/ 2000/(2)/ 1999/(2)/ 1998/(2)(5)/ 1997/(2)/
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $12.69         $14.79    $13.83    $16.50     $15.53      $14.51
-----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(6)/                      0.16           0.37      0.37      0.39       0.64        0.73
 Net realized and unrealized gain (loss)/(6)/   (0.91)         (2.00)     1.01      0.92       1.79        1.36
-----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             (0.75)         (1.63)     1.38      1.31       2.43        2.09
-----------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                          (0.18)         (0.42)    (0.34)    (0.32)     (0.63)      (0.75)
 Net realized gains                                --          (0.05)    (0.08)    (3.66)     (0.83)      (0.32)
-----------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.18)         (0.47)    (0.42)    (3.98)     (1.46)      (1.07)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $11.76         $12.69    $14.79    $13.83     $16.50      $15.53
-----------------------------------------------------------------------------------------------------------------
Total Return                                    (5.91)%++     (11.19)%   10.13%    11.79%     16.19%      15.01%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $3,961         $4,465    $5,738    $6,606     $8,838      $9,381
-----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                        1.51%+         1.39%     1.53%     1.50%      1.48%       1.47%
 Net investment income/(6)/                      2.66+          2.64      2.62      2.83       3.89        4.89
-----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            19%            63%       43%       60%       110%         45%
-----------------------------------------------------------------------------------------------------------------

(1) For the six months ended January 31, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period June 15, 1998 (inception) to July 31, 1998.
(4) Without the adoption of the changes in the accounting method discussed in
    Note 1, those amounts would have been $0.15, $0.92 and 2.48% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(5) OnJune 12, 1998, Class C shares were renamed Class O shares.
(6) Without the adoption of the changes in the accounting method discussed in
    Note 1, those amounts would have been $0.17, $0.92 and 2.76% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
++  Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

    36 Smith Barney Balanced Fund | 2002 Semi-Annual Report to Shareholders

                                 SMITH BARNEY
                                 BALANCED FUND



            TRUSTEES                    INVESTMENT ADVISER
            Lee Abraham                 Smith Barney Fund
            Allan J. Bloostein            Management LLC
            Jane F. Dasher
            Donald R. Foley             DISTRIBUTOR
            Richard E. Hanson, Jr.      Salomon Smith Barney Inc.
            Paul Hardin
            Heath B. McLendon, Chairman CUSTODIAN
            Roderick C. Rasmussen       State Street Bank
            John P. Toolan                and Trust Company

            OFFICERS                    TRANSFER AGENT
            Heath B. McLendon           Travelers Bank & Trust, fsb.
            President and               125 Broad Street, 11th Floor
            Chief Executive Officer     New York, New York 10004

            Lewis E. Daidone            SUB-TRANSFER AGENT
            Senior Vice President and   PFPC Global Fund Services
            Treasurer                   P.O. Box 9699
                                        Providence, Rhode Island
            John C. Bianchi, CFA        02940-9699
            Vice President and
            Investment Officer

            James E. Conroy
            Vice President and
            Investment Officer

            Charles P. Graves III, CFA
            Vice President and
            Investment Officer

            Paul A. Brook
            Controller

            Christina T. Sydor
            Secretary

   Smith Barney Balanced Fund




 This report is submitted for the general information of the shareholders of Smith Barney Income Funds --Smith Barney Balanced Fund, but it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after April 30, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY BALANCED FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarney.com/mutualfunds


 Salomon Smith Barney
 ---------------------------------
 A member of the Citigroup [LOGO]

 Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

 FD2175 3/02

--------------------------------------------------------------------------------

     ---------------------------------------------------------------------
                                  SMITH BARNEY

                                CONVERTIBLE FUND

     ---------------------------------------------------------------------

             CLASSIC SERIES | SEMI-ANNUAL REPORT | JANUARY 31, 2002

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(SM)

     ---------------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
     ---------------------------------------------------------------------

[LOGO] Classic Series

--------------------------------------------------------------------------------

Semi-Annual Report o January 31, 2002

SMITH BARNEY
CONVERTIBLE FUND

[PHOTO OMITTED]

PETER D. LUKE
PORTFOLIO MANAGER

[PHOTO OMITTED]

ROSS S. MARGOLIES
PORTFOLIO MANAGER

--------------------------------------------------------------------------------
PETER D. LUKE
--------------------------------------------------------------------------------

Peter D. Luke, portfolio manager, has more than 30 years securities business experience.

Education: BSc in Economics from the University of London.

--------------------------------------------------------------------------------
ROSS S. MARGOLIES
--------------------------------------------------------------------------------

Ross S. Margolies, a portfolio manager at Salomon Brothers Asset Management, has more than 20 years of securities business experience.

Education: BA in Economics from Johns Hopkins University, MBA in Finance from New York University

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks current income and capital appreciation by investing primarily in convertible securities. These are securities that may be converted to common stock or other equity interests in the issuer at a predetermined price or rate. The Fund also may invest up to 35% of its assets in "synthetic convertible securities," equity securities and debt securities that are not convertible.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
--------------------------------------------------------------------------------
September 9, 1986

MANAGER TENURE
--------------------------------------------------------------------------------
Peter D. Luke: Since July 25, 2001
Ross S. Margolies:
  Since November 21, 1999

MANAGER INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
Peter D. Luke: 30 years
Ross S. Margolies: 20 Years

                            CLASS A        CLASS B      CLASS L      CLASS O
--------------------------------------------------------------------------------
NASDAQ                       SCRAX          SCVSX        CNVSL        SCVOX
--------------------------------------------------------------------------------
INCEPTION                   11/6/92        9/9/86       6/15/98      11/7/94
--------------------------------------------------------------------------------

Average Annual Total Returns as of January 31, 2002*

                                      Without Sales Charges(1)

                            Class A         Class B       Class L     Class O
--------------------------------------------------------------------------------
Six-Month+                  (0.63)%         (0.90)%       (0.96)%     (0.93)%
--------------------------------------------------------------------------------
One-Year                    (1.73)          (2.31)        (2.41)      (2.30)
--------------------------------------------------------------------------------
Five-Year                    4.70            4.15           N/A        4.16
--------------------------------------------------------------------------------
Ten-Year                      N/A            6.99           N/A         N/A
--------------------------------------------------------------------------------
Since Inception++            7.27            7.14          1.20        7.03
--------------------------------------------------------------------------------
                                       With Sales Charges(2)

                            Class A         Class B       Class L     Class O
--------------------------------------------------------------------------------





Six-Month+                  (5.62)%         (5.75)%       (2.92)%     (1.90)%
--------------------------------------------------------------------------------
One-Year                    (6.67)          (7.00)        (4.30)      (3.23)
--------------------------------------------------------------------------------
Five-Year                    3.63            3.99           N/A        4.16
--------------------------------------------------------------------------------
Ten-Year                      N/A            6.99           N/A         N/A
--------------------------------------------------------------------------------
Since Inception++            6.68            7.14          0.92        7.03
--------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B, L and O shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L and O shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B, L and O shares are November 6, 1992, September 9, 1986, June 15, 1998 and November 7, 1994, respectively.

--------------------------------------------------------------------------------

What's Inside

Letter to Our Shareholders              1

Fund at a Glance                        4

Historical Performance                  5

Growth of $10,000                       8

Schedule of Investments                 9

Statement of Assets and Liabilities    13

Statement of Operations                14

Statements of Changes in Net Assets    15

Notes to Financial Statements          16

Financial Highlights                   20

[LOGO] Smith Barney
       Mutual Funds

Your Serious Money. Professionally Managed.(SM)

--------------------------------------------------------------------------------
  Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
--------------------------------------------------------------------------------

Dear Shareholder,

We are pleased to provide the semi-annual report for the Smith Barney Convertible Fund ("Fund") for the period ended January 31, 2002. In this report, we have summarized what we believe to be the period's prevailing economic and market conditions and outlined the Fund's investment strategy. We hope you find this report to be useful and informative.

Asset Class Overview

The convertibles sector took on a new dimension in terms of the magnitude of its market capitalization during calendar year 2001 as a record supply of new issues came to market. As of December 31, 2001, the sector's market capitalization totaled approximately $218 billion, up from $155 billion from the close of the prior calendar year.(1) New issuance of convertibles soared from approximately $60 billion in 2000 (amid $57.5 billion in redemptions) to $105 billion for the recent calendar year (amid $36 billion in redemptions).(1)

Companies issue convertibles either as debt securities that pay interest or as preferred shares that pay dividends, but as their name implies, these securities can be converted into stock under certain circumstances and terms. As a result, convertibles can offer some of the upside potential of stocks, while generally providing less overall volatility than stocks. Convertibles may capture up to approximately 70% of the underlying stock-price gains.(2)

Given the features of this asset class and our perspective on the current economic and market environments, we continue to believe convertibles offer opportunities to long-term investors seeking equity market participation and relatively limited volatility. Furthermore, although past performance does not guarantee similar results, the sector has generated a commendable record over recent years.

To illustrate this performance, the Merrill Lynch All Convertibles Index ("Merrill Lynch Index")(3), a broad market convertible index, generated annualized total rates of return of 8.37% and 11.11% over the past five and 10-year periods ending January 31, 2002, respectively. Like many other asset classes, convertibles generated weaker returns throughout the recent overall reporting period attributable to the recessionary environment, effects of the September 11th terrorist attacks, among other factors. (See the performance of the Fund and its benchmark below.) However, later in the period, convertibles staged a year-end rally during the three-month period ending January 31, 2002, as the Merrill Lynch Index posted a total return of 3.18% on a cumulative basis.

Considering the potential implications of the tax cuts in 2001, low interest rate environment and our long-term outlook of tempered optimism for the equity markets ahead, given the debt and equity-conversion features of convertibles, we believe this asset class can serve an integral role in a diversified portfolio. We believe that our experience and professional approach to prudent investing in this arena may distinguish us from many other investment managers in this sector.

----------
(1)   Source: Merrill Lynch Convertible Survey data.

(2) Please keep in mind convertible securities are subject to stock market, credit and interest rate risks. The Fund is subject to certain risks of overseas investing, including currency fluctuations. In addition the Fund invests in high-yield securities. Although these issues are lower-rated and inherently more risky than higher-rated fixed-income securities, they typically provide shareholders with more income.

(3) The Merrill Lynch Index is a rule-driven index, which includes all bonds and preferreds of U.S. registered companies which have $50 million or more in aggregate market value and are convertibles in U.S. dollar denominated common stocks, ADRs or cash equivalents. Please note that an investor cannot invest directly in an index.

  1   Smith Barney Convertible Fund | 2002 Semi-Annual Report to Shareholders

Performance Overview

For the six months ended January 31, 2002, the Fund's Class A shares, without sales charges, returned negative 0.63%, beating the Merrill Lynch Index, which returned negative 2.73% and the Standard & Poor's 500 Index ("S&P 500"),(4) which returned negative 6.01% for the same period. Moreover, the Fund's Lipper Inc. ("Lipper")(5) peer group of convertible securities funds returned negative 2.46% for the same period. Past performance is not indicative of future results.

Investment Strategy

The Fund invests primarily in convertible securities. These securities are bonds or preferred shares that may be converted into common stock or other equity interest in the issuer at a predetermined price or rate. In evaluating a convertible security, we analyze the equity characteristics of the underlying common stock as well as the fixed-income characteristics of the security itself. Our goal is to maximize return potential while also reducing risk by providing income and helping to preserve principal for our shareholders.

It is our aim, while no guarantee can be given, to position the Fund in normal circumstances like a classic convertible fund which will participate in the upside potential of the equity market while still providing some degree of downside protection and a high level of current income. We will deviate from this only in unusual circumstances - for example, in 2000 during the "period of the Internet bubble," it was our assessment that the convertible market had an unusually high proportion of "deep in the money" convertible instruments ("deep in the money" refers to a convertible security which has an exercise price well below the market price of the underlying common stock). Our analysis of these securities led us to conclude that they were unattractive, being inflated in price due to the speculative nature of the stock market. We therefore positioned the Fund with significantly less equity sensitivity than the overall convertible market, but reversed that posture over the first half of 2001 as equity prices declined and convertible instruments, in our opinion, again became attractive from a risk/return balanced viewpoint.

During the past six months, we have maintained the Fund's posture as a classic convertible fund. Our objective is to outperform the broad convertible market over time based on our security-selection process. To this end we apply the knowledge and experience of more than twenty-five investment professionals who contribute to the performance of your Fund.

Market Overview and Outlook

Although we do not like to see negative numbers, we were relatively pleased with the performance of your Fund in a period that included an economic downturn and the trauma of the September 11th terrorist attacks. We view the performance of the market during this period as remarkably resilient, and that poses something of a dilemma. In our view, equity valuations were high at the beginning of 2001 and remain high now, as the market, which is forward looking, appears to be predicting an eminent and potentially vibrant economic recovery. We believe that economic recovery will occur in 2002 as a result of the monetary and fiscal stimulus applied by the U.S. Federal Reserve Board and the federal government, but we are concerned that the stock market may be anticipating a level of earnings recovery that will take much longer to achieve than generally foreseen. Further, should earnings indeed recover more quickly than we think likely, we believe this will have the effect of causing interest rates to rise, thereby pressuring equity valuations.

In this environment we believe that it will be very important to focus on individual company fundamentals and risk/return characteristics of individual securities. We view the stock market environment of the 1990's as having been about growth and productivity enhancement where a rising tide lifted most boats. Being invested was generally more important than what was owned. We think that has changed and, certainly for the near future, careful fundamental company analysis and security selection, along with prudent diversification, will be essential to achieving superior returns.

----------
(4) The S&P 500 is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.

(5) Lipper is a major independent mutual fund tracking organization. Average returns are based on the six-month period ended as of January 31, 2002, calculated among 78 funds in the convertible securities funds category, including the reinvestment of dividends and capital gains excluding sales charges.

  2   Smith Barney Convertible Fund | 2002 Semi-Annual Report to Shareholders

Portfolio Update

In our annual report for the year ended July 31, 2001, we referred to the convertible instruments we had accumulated in the beaten-down technology sector. It was this sector that provided the strongest contribution to returns for the following six months ended January 31, 2002, led by the securities of Solectron Corp. and Comverse Technology, Inc. Other groups that had significant positive contributions for the period were communications services, consumer cyclicals, and utilities. On the other hand, consumer staples provided the largest negative return.

During the period we significantly increased the exposure of the Fund to the healthcare sector where we found opportunities in the hospital management business and among biotechnology companies. We also added to our holdings in the consumer cyclical area as we began to anticipate an economic recovery later this year, but while we are still favorably disposed towards the long-term fundamentals of the energy business, the mild winter and economic slowdown prompted us to delay rebuilding our positions in that sector. Our exposure in the communications services area was reduced, as we were disappointed with some of our commitments there.

As usual, though, we remind you that the changes that take place in the economic sector weightings of the Fund in any period are not driven by top down(6) analysis. We will continue to employ our approach of "bottom up"(7) security analysis and selection in the management of the portfolio, combining the characteristics of the underlying common stocks with those of the convertible instruments in order to quantify and control risk and ensure a balanced approach to the convertible market.

Thank you for your investment in the Smith Barney Convertible Fund.

Sincerely,


/s/ Heath B. McLendon          /s/ Peter D. Luke           /s/ Ross S. Margolies


Heath B. McLendon              Peter D. Luke               Ross S. Margolies
Chairman                       Investment Officer          Investment Officer

March 1, 2002

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 9 through 11 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of January 31, 2002 and is subject to change.

----------
(6) Top-down refers to an investing style that begins with an assessment of trends in the general economy, followed by selecting those investments that the manager believes will most likely benefit from those trends.

(7) A "bottom-up" investing is a search for outstanding performance of individual stocks before considering the impact of economic trends.

  3   Smith Barney Convertible Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
             Smith Barney Convertible Fund at a Glance (unaudited)
================================================================================

--------------------------------------------------------------------------------
Top Ten Holdings*+
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 1. Novartis AG                                 4.0%

 2. Solectron Corp.                             3.5

 3. American International Group, Inc.          3.3

 4. Comverse Technology, Inc.                   3.0

 5. News America Holdings Inc.                  2.9

 6. Costco Cos., Inc.                           2.8

 7. Universal Health Services, Inc.             2.7

 8. Health Management Associates, Inc.          2.5

 9. Washington Mutual, Inc.                     2.5

10. Clear Channel Communications, Inc.          2.4

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Industry Diversification*+

--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

                              4.8%    Basic Industries
                             10.6%    Communications
                              5.6%    Consumer Cyclicals
                              9.5%    Consumer Non-Cyclicals
                              4.8%    Energy
                             13.1%    Financial Services
                             25.6%    Healthcare
                             23.4%    Technology
                              2.6%    Utilities

--------------------------------------------------------------------------------
                             Investment Breakdown*++

--------------------------------------------------------------------------------

   [The following table was depicted as a pie chart in the printed material.]

                              6.8%    Common Stock
                              5.7%    Repurchase Agreement
                             17.1%    Convertible Preferred Stock
                             70.4%    Convertible Bonds

* All information is as of January 31, 2002. Please note that the Fund's holdings are subject to change.

+     As a percentage of total investments, excluding repurchase agreement.

++    As a percentage of total investments.

  4   Smith Barney Convertible Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Historical Performance -- Class A Shares

================================================================================


                                 Net Asset Value
                          ----------------------
                          Beginning       End       Income        Capital Gain      Return       Total
Period Ended              of Period    of Period   Dividends      Distributions   of Capital    Returns(1)+
===========================================================================================================
1/31/02                     $15.73      $15.26       $0.36            $0.00          $0.00        (0.63)%++
-----------------------------------------------------------------------------------------------------------
7/31/01                      15.50       15.73        0.71             0.00           0.00         6.16
-----------------------------------------------------------------------------------------------------------
7/31/00                      15.25       15.50        0.65             0.00           0.00         6.13
-----------------------------------------------------------------------------------------------------------
7/31/99                      16.90       15.25        0.66             0.44           0.00        (3.11)
-----------------------------------------------------------------------------------------------------------
7/31/98                      18.61       16.90        0.79             1.26           0.00         1.97
-----------------------------------------------------------------------------------------------------------
7/31/97                      15.66       18.61        0.75             0.36           0.00        26.94
-----------------------------------------------------------------------------------------------------------
7/31/96                      15.27       15.66        0.73             0.00           0.00         7.41
-----------------------------------------------------------------------------------------------------------
7/31/95                      14.56       15.27        0.73             0.00           0.00        10.35
-----------------------------------------------------------------------------------------------------------
7/31/94                      14.99       14.56        0.73             0.00           0.00         1.99
-----------------------------------------------------------------------------------------------------------
Inception* -- 7/31/93        13.82       14.99        0.51             0.03           0.00        12.63++
===========================================================================================================
Total                                                $6.62            $2.09          $0.00
===========================================================================================================

================================================================================
Historical Performance -- Class B Shares

================================================================================


                                 Net Asset Value

                          ----------------------
                          Beginning       End       Income        Capital Gain      Return       Total
Period Ended              of Period    of Period   Dividends      Distributions   of Capital    Returns(1)+
===========================================================================================================
1/31/02                     $15.66      $15.19       $0.32            $0.00          $0.00        (0.90)%++
-----------------------------------------------------------------------------------------------------------
7/31/01                      15.45       15.66        0.63             0.00           0.00         5.53
-----------------------------------------------------------------------------------------------------------
7/31/00                      15.22       15.45        0.59             0.00           0.00         5.59
-----------------------------------------------------------------------------------------------------------
7/31/99                      16.89       15.22        0.60             0.44           0.00        (3.61)
-----------------------------------------------------------------------------------------------------------
7/31/98                      18.60       16.89        0.71             1.26           0.00         1.51
-----------------------------------------------------------------------------------------------------------
7/31/97                      15.66       18.60        0.67             0.36           0.00        26.29
-----------------------------------------------------------------------------------------------------------
7/31/96                      15.27       15.66        0.66             0.00           0.00         6.91
-----------------------------------------------------------------------------------------------------------
7/31/95                      14.56       15.27        0.66             0.00           0.00         9.80
-----------------------------------------------------------------------------------------------------------
7/31/94                      14.99       14.56        0.66             0.00           0.00         1.50
-----------------------------------------------------------------------------------------------------------
7/31/93                      13.84       14.99        0.62             0.04           0.00        13.40
-----------------------------------------------------------------------------------------------------------
7/31/92                      12.51       13.84        0.64             0.00           0.02        16.25
===========================================================================================================
Total                                                $6.76            $2.10          $0.02
===========================================================================================================

  5   Smith Barney Convertible Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Historical Performance -- Class L Shares
================================================================================


                                 Net Asset Value

                          ----------------------
                          Beginning       End       Income        Capital Gain      Return       Total
Period Ended              of Period    of Period   Dividends      Distributions   of Capital    Returns(1)+
===========================================================================================================
1/31/02                     $15.61      $15.17       $0.28            $0.00          $0.00        (0.96)%++
-----------------------------------------------------------------------------------------------------------
7/31/01                      15.36       15.61        0.57             0.00           0.00         5.38
-----------------------------------------------------------------------------------------------------------
7/31/00                      15.18       15.36        0.56             0.00           0.00         5.07
-----------------------------------------------------------------------------------------------------------
7/31/99                      16.90       15.18        0.57             0.44           0.00        (4.08)
-----------------------------------------------------------------------------------------------------------
Inception* -- 7/31/98        17.14       16.90        0.12             0.00           0.00        (0.74)++
===========================================================================================================
Total                                                $2.10            $0.44          $0.00
===========================================================================================================

================================================================================
Historical Performance -- Class O Shares
================================================================================


                                 Net Asset Value

                          ----------------------
                          Beginning       End       Income        Capital Gain      Return       Total
Period Ended              of Period    of Period   Dividends      Distributions   of Capital    Returns(1)+
===========================================================================================================
1/31/02                     $15.62      $15.15       $0.32            $0.00          $0.00        (0.93)%++
-----------------------------------------------------------------------------------------------------------
7/31/01                      15.41       15.62        0.63             0.00           0.00         5.51
-----------------------------------------------------------------------------------------------------------
7/31/00                      15.19       15.41        0.59             0.00           0.00         5.57
-----------------------------------------------------------------------------------------------------------
7/31/99                      16.87       15.19        0.60             0.44           0.00        (3.66)
-----------------------------------------------------------------------------------------------------------
7/31/98                      18.58       16.87        0.71             1.26           0.00         1.53
-----------------------------------------------------------------------------------------------------------
7/31/97                      15.64       18.58        0.68             0.36           0.00        26.37
-----------------------------------------------------------------------------------------------------------
7/31/96                      15.27       15.64        0.67             0.00           0.00         6.82
-----------------------------------------------------------------------------------------------------------
Inception* -- 7/31/95        14.09       15.27        0.49             0.00           0.00        12.17++
===========================================================================================================
Total                                                $4.69            $2.06          $0.00
===========================================================================================================

================================================================================
Historical Performance -- Class Y Shares
================================================================================


                                 Net Asset Value
                          ----------------------
                          Beginning       End       Income        Capital Gain      Return       Total
Period Ended              of Period    of Period   Dividends      Distributions   of Capital    Returns(1)+
===========================================================================================================
1/31/02                     $15.85      $15.37       $0.40            $0.00          $0.00        (0.45)%++
-----------------------------------------------------------------------------------------------------------
7/31/01                      15.61       15.85        0.78             0.00           0.00         6.65
-----------------------------------------------------------------------------------------------------------
7/31/00                      15.34       15.61        0.70             0.00           0.00         6.62
-----------------------------------------------------------------------------------------------------------
7/31/99                      16.98       15.34        0.71             0.44           0.00        (2.68)
-----------------------------------------------------------------------------------------------------------
7/31/98                      18.66       16.98        0.84             1.26           0.00         2.42
-----------------------------------------------------------------------------------------------------------
7/31/97                      15.68       18.66        0.80             0.36           0.00        27.44
-----------------------------------------------------------------------------------------------------------
Inception* -- 7/31/96        16.15       15.68        0.39             0.00           0.00        (0.56)++
===========================================================================================================
Total                                                $4.62            $2.06          $0.00
===========================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

  6   Smith Barney Convertible Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Average Annual Total Returns+
================================================================================


                                                 Without Sales Charges(1)
                                 --------------------------------------------------------
                                 Class A     Class B     Class L      Class O    Class Y
=========================================================================================
Six Months Ended 1/31/02++        (0.63)%     (0.90)%     (0.96)%      (0.93)%    (0.45)%
-----------------------------------------------------------------------------------------
Year Ended 1/31/02                (1.73)      (2.31)      (2.41)       (2.30)     (1.38)
-----------------------------------------------------------------------------------------
Five Years Ended 1/31/02           4.70        4.15         N/A         4.16       5.15
-----------------------------------------------------------------------------------------
Ten Years Ended 1/31/02             N/A        6.99         N/A          N/A        N/A
-----------------------------------------------------------------------------------------
Inception* through 1/31/02         7.27        7.14        1.20         7.03       6.16
=========================================================================================


                                                  With Sales Charges(2)
                                 --------------------------------------------------------
                                 Class A     Class B     Class L      Class O    Class Y
=========================================================================================
Six Months Ended 1/31/02++        (5.62)%     (5.75)%     (2.92)%      (1.90)%    (0.45)%
------------------------------------------------------------------------------------------
Year Ended 1/31/02                (6.67)      (7.00)      (4.30)       (3.23)     (1.38)
------------------------------------------------------------------------------------------
Five Years Ended 1/31/02           3.63        3.99         N/A         4.16       5.15
------------------------------------------------------------------------------------------
Ten Years Ended 1/31/02             N/A        6.99         N/A          N/A        N/A
------------------------------------------------------------------------------------------
Inception* through 1/31/02         6.68        7.14        0.92         7.03       6.16
==========================================================================================

================================================================================
Cumulative Total Returns+
================================================================================

                                                   Without Sales Charges(1)
================================================================================
Class A (Inception* through 1/31/02)                        91.14%
--------------------------------------------------------------------------------
Class B (1/31/92 through 1/31/02)                          189.38
--------------------------------------------------------------------------------
Class L (Inception* through 1/31/02)                         4.42
--------------------------------------------------------------------------------
Class O (Inception* through 1/31/02)                        63.45
--------------------------------------------------------------------------------
Class Y (Inception* through 1/31/02)                        42.97
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B, L and O shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charge of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L and O shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

* Inception dates for Class A, B, L, O and Y shares are November 6, 1992, September 9, 1986, June 15, 1998, November 7, 1994 and February 7, 1996, respectively.

+ The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

++ Total return is not annualized, as it may not be representative of the total return for the year.

  7   Smith Barney Convertible Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Historical Performance (unaudited)
================================================================================

Growth of $10,000 Invested in Class B Shares of the Smith Barney Convertible Fund vs. Standard & Poor's 500 Index and Lipper Convertible Securities Fund Peer Group Average+

                          January 1992 -- January 2002

  [The following table was depicted as a line chart in the printed material.]

                  Smith Barney                               Lipper Convertible
                Convertible Fund       Standard & Poor's       Securities Fund
                 Class B Shares           500 Index          Peer Group Average
                ----------------          ---------          ------------------
Jan 1992             10000                   10000                   10000
Jul 1992             10660                   10535                   11711
Jul 1993             12089                   11456                   13831
Jul 1994             12270                   12046                   14304
Jul 1995             13473                   15191                   16193
Jul 1996             14403                   17707                   17581
Jul 1997             18190                   24850                   20962
Jul 1998             18465                   29647                   22383
Jul 1999             17798                   35634                   24616
Jul 2000             18793                   39203                   30187
Jul 2001             19831                   33584                   26811
Jul 2002             19652                   31566                   26151

+ Hypothetical illustration of $10,000 invested in Class B shares on January 31, 1992, assuming deduction of the maximum 5.00% CDSC for Class B shares and reinvestment of dividends and capital gains, if any, at net asset value through January 31, 2002. The Standard & Poor's 500 Index is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. Figures for the Index include reinvestment of dividends. The Lipper Convertible Securities Fund Peer Group Average is composed of the Fund's peer group of 78 mutual funds, as of January 31, 2002, investing in convertible securities. The Indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

  8   Smith Barney Convertible Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited)                             January 31, 2002
================================================================================


   SHARES                                SECURITY                                            VALUE
=====================================================================================================
COMMON STOCK -- 6.8%

Basic Industries -- 1.6%
     150,000             AK Steel Holding Corp.                                          $  2,067,000
-----------------------------------------------------------------------------------------------------
Consumer Cyclicals -- 0.6%
      43,400             Staples, Inc. (a)                                                    790,748
-----------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals -- 2.0%
      65,000             Safeway Inc. (a)                                                   2,629,250
-----------------------------------------------------------------------------------------------------
Healthcare -- 2.2%
      70,575             Pharmacia Corp.                                                    2,858,288
-----------------------------------------------------------------------------------------------------
Technology -- 0.4%
      25,000             Comverse Technology, Inc. (a)                                        534,250
-----------------------------------------------------------------------------------------------------
                         TOTAL COMMON STOCK
                         (Cost -- $9,343,225)                                               8,879,536
=====================================================================================================

CONVERTIBLE PREFERRED STOCK -- 17.1%

Basic Industries -- 2.9%
      27,500             Boise Cascade Corp., 7.500% due 12/16/04                           1,523,225
      50,000             International Paper Capital Trust, 5.250% due 7/20/25              2,318,750
-----------------------------------------------------------------------------------------------------
                                                                                            3,841,975

-----------------------------------------------------------------------------------------------------
Communications -- 3.1%
      20,000             TCI Pacific Communications, Inc., 5.000% due 7/31/06 (b)           2,965,000
     130,500             UnitedGlobalCom, Inc., Series C (a)                                1,092,937
-----------------------------------------------------------------------------------------------------
                                                                                            4,057,937

-----------------------------------------------------------------------------------------------------
Consumer Cyclicals -- 2.1%
      33,800             Ford Motor Credit Co., 6.500% due 1/15/32                          1,809,990
     124,900             Kmart Financing, 7.750% due 6/15/16                                  923,011
-----------------------------------------------------------------------------------------------------
                                                                                            2,733,001

-----------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals -- 1.9%
      80,000             Sinclair Broadcast Group, Inc., 6.000%                             2,440,000
-----------------------------------------------------------------------------------------------------
Financial Services -- 5.1%
      50,000             PartnerRe Ltd., 8.000% due 12/31/04                                2,712,500
      17,400             Prudential Financial Inc., 6.750% due 11/15/04                       956,130
      40,000             Washington Mutual, Inc., 8.000% due 8/16/04 (c)                    3,032,000
-----------------------------------------------------------------------------------------------------
                                                                                            6,700,630

-----------------------------------------------------------------------------------------------------
Technology -- 1.4%
      60,000             Solectron Corp., 7.250% due 11/15/04                               1,786,200
-----------------------------------------------------------------------------------------------------
Utilities -- 0.6%
      17,000             Calpine Capital Trust, 5.750% due 11/1/04                            743,750
-----------------------------------------------------------------------------------------------------
                        TOTAL CONVERTIBLE PREFERRED STOCK

                         (Cost -- $24,702,170)                                             22,303,493
=====================================================================================================

                       See Notes to Financial Statements.

  9   Smith Barney Convertible Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2002
================================================================================


    FACE

   AMOUNT        RATING(d)               SECURITY                                            VALUE
=====================================================================================================
CONVERTIBLE BONDS -- 70.4%

Communications -- 6.9%
$  3,000,000     B+      Charter Communications Inc., 4.750% due 6/1/06                  $  2,463,750
   2,500,000     B-      EchoStar Communications Corp., 5.750% due 5/15/08 (e)              2,287,500
                            NTL Communications Corp.:
   6,075,000     CCC       6.750% due 5/15/08                                               2,065,500
   1,625,000     CCC       7.000% due 12/15/08                                                195,000
   2,500,000     CCC       5.750% due 12/15/09                                                303,125
   3,000,000     A+      Verizon Global Funding Group, zero coupon due 5/15/21              1,662,500





   7,500,000     C       XO Communications Inc., 5.750% due 1/15/09 (a)(f)                     93,750
-----------------------------------------------------------------------------------------------------
                                                                                            9,071,125
-----------------------------------------------------------------------------------------------------
Consumer Cyclicals -- 2.6%
   3,250,000     A-      Costco Cos., Inc., zero coupon due 8/19/17                         3,428,750
-----------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals -- 5.1%
   3,000,000     BBB-    Clear Channel Communications, Inc., 2.625% due 4/1/03              3,026,250
                           News America Holdings Inc.:
   2,500,000     BBB-      Zero coupon due 2/28/21                                          1,200,000
   5,000,000     BBB-      Zero coupon due 2/28/21 (e)                                      2,400,000
-----------------------------------------------------------------------------------------------------
                                                                                            6,626,250

-----------------------------------------------------------------------------------------------------
Energy -- 4.5%
   2,000,000     A       Diamond Offshore Drilling Inc., 1.500% due 4/15/31                 1,832,500
   2,750,000     D       Friede Goldman Halter, Inc., 4.500% due 9/15/04 (a)(f)               591,250
   2,000,000     BB      Pogo Producing Co., 5.500% due 6/15/06                             1,920,000
   1,500,000     BBB-    SEACOR Holdings Inc., 5.375% due 11/15/06                          1,591,875
-----------------------------------------------------------------------------------------------------
                                                                                            5,935,625

-----------------------------------------------------------------------------------------------------
Financial Services -- 7.2%
   6,500,000     AAA     American International Group, Inc., zero coupon due 11/9/31        4,021,875
   2,750,000     A       Countrywide Credit Industries, Inc., zero coupon due 2/8/31        1,969,688
   1,500,000     A+      PMI Group Inc., 2.500% due 7/15/21                                 1,620,000
   3,000,000     A+      XL Capital Ltd., zero coupon due 5/23/21                           1,890,000
-----------------------------------------------------------------------------------------------------
                                                                                            9,501,563

-----------------------------------------------------------------------------------------------------
Healthcare -- 21.9%
   4,000,000     NR      Alkermes Inc., 3.750% due 2/15/07                                  2,770,000
   1,000,000     NR      Cephalon Inc., 2.500% due 12/15/06 (e)                               998,750
   4,500,000     BBB+    Health Management Associates, Inc., 0.250% due 8/16/20             3,082,500
   2,250,000     B+      ICN Pharmaceuticals Inc., 6.500% due 7/15/08                       2,573,438
   1,650,000     NR      Inhale Theraptic Systems, Inc., 3.500% due 10/17/07                  961,125
     700,000     NR      Invitrogen Inc., 2.250% due 12/15/06 (e)                             635,250
   1,500,000     NR      Ivax Corp., 4.500% due 5/15/08                                     1,260,000
   2,500,000     NR      Medarex Inc., 4.500% due 7/1/06                                    2,115,625
   3,750,000     Aaa*    Novartis AG, 2.000% due 10/6/02                                    4,993,500
   1,500,000     B-      Province Healthcare Co., 4.250% due 10/10/08                       1,599,375
   2,500,000     BBB-    Teva Pharmaceutical LLC, 0.750% due 8/15/21 (e)                    2,440,625
   5,750,000     BBB-    Universal Health Services, Inc., 0.426% due 6/23/20                3,342,187
   3,000,000     NR      Vertex Pharmaceuticals Inc., 5.000% due 9/19/07                    2,032,500
-----------------------------------------------------------------------------------------------------
                                                                                           28,804,875
-----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

  10  Smith Barney Convertible Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2002
================================================================================


    FACE

   AMOUNT        RATING(d)               SECURITY                                            VALUE
=====================================================================================================
Technology -- 20.3%
$  1,600,000     B       BEA Systems Inc., 4.000% due 12/15/06                           $  1,462,000
   2,000,000     A-      Burr-Brown Corp., 4.250% due 2/15/07 (g)                           2,232,500
   3,750,000     Ba3*    Ciena Corp., 3.750% due 2/1/08                                     2,540,625
   3,000,000     B       Citrix Systems Inc., zero coupon due 3/22/19                       1,252,500
                         CommScope, Inc.:
   2,975,000     B+        4.000% due 12/15/06                                              2,472,969
     275,000     B+        4.000% due 12/15/06 (e)                                            228,594
   4,000,000     BB      Comverse Technology, Inc., 1.500% due 12/1/05                      3,125,000
   3,000,000     B-      I2 Technologies, Inc., 5.250% due 12/15/06                         2,261,250
   2,000,000     NR      Mercury Interactive Corp., 4.750% due 7/1/07                       1,695,000
   1,750,000     NR      Peregrine Systems Inc., 5.500% due 11/15/07                        1,279,688
   1,750,000     NR      Rational Software Corp., 5.000% due 2/1/07                         1,719,375
   2,000,000     CCC     Safeguard Scientifics, Inc., 5.000% due 6/15/06                    1,235,000
   5,500,000     BB+     Solectron Corp., zero coupon due 11/20/20                          2,591,874
     750,000     NR      Symantec Corp., 3.000% due 11/1/06 (e)                             1,025,625
   1,500,000     B-      Wind River Systems Inc., 3.750% due 12/15/06 (e)                   1,556,250
-----------------------------------------------------------------------------------------------------
                                                                                           26,678,250
-----------------------------------------------------------------------------------------------------
Utilities -- 1.9%
   3,000,000     Ba2*    AES Corp., 4.500% due 8/15/05                                      2,460,000
-----------------------------------------------------------------------------------------------------
                             TOTAL CONVERTIBLE BONDS

                            (Cost -- $97,097,571)                                          92,506,438
=====================================================================================================

REPURCHASE AGREEMENT -- 5.7%
$  7,543,000             Morgan Stanley Dean Witter & Co., 3.850% due 2/1/02; Proceeds
                           at maturity -- $7,543,388; (Fully collateralized by U.S.
                           Treasury Bills and Notes, 0.000% to 6.625% due 3/28/02 to
                           5/15/09; Market value -- $7,629,867) (Cost -- $7,543,000)        7,543,000
=====================================================================================================
                         TOTAL INVESTMENTS -- 100%
                         (Cost -- $138,685,966**)                                        $131,232,467
=====================================================================================================

(a)   Non-income producing security.
(b)   Convertible into shares of AT&T Corp.
(c)   Convertible into shares of Bank United Corp.
(d) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service, Inc.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(f)   Security is currently in default.
(g)   Convertible into shares of Texas Instruments Inc.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See page 12 for definitions of ratings.

                       See Notes to Financial Statements.

  11  Smith Barney Convertible Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Bond Ratings (unaudited)
================================================================================

      The definition of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A      -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB    -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance,
CCC,      as predominantly speculative with respect to capacity to pay interest
CC, C and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D      -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Ca", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     -- Bonds rated "Aa" are judged to be of high quality by all standards.
          Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

Baa    -- Bonds rated "Baa" are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba     -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B      -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa    -- Bonds that are rated "Caa" are of poor standing. Such issues may be in default or present elements of danger with respect to principal or interest.

Ca     -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

NR     -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

  12  Smith Barney Convertible Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities (unaudited)                 January 31, 2002
================================================================================

ASSETS:
     Investments, at value (Cost -- $138,685,966)                 $ 131,232,467
     Cash                                                                   601
     Dividends and interest receivable                                  824,883
     Receivable for securities sold                                     578,349
     Receivable for Fund shares sold                                    108,140
--------------------------------------------------------------------------------
     Total Assets                                                   132,744,440
--------------------------------------------------------------------------------

LIABILITIES:
     Payable for securities purchased                                 2,926,212
     Investment advisory fee payable                                     51,482
     Administration fee payable                                          20,617
     Distribution fees payable                                            3,863
     Accrued expenses                                                    73,469
--------------------------------------------------------------------------------
     Total Liabilities                                                3,075,643
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 129,668,797
================================================================================

NET ASSETS:
     Par value of shares of beneficial interest                   $       8,461
     Capital paid in excess of par value                            139,855,092
     Undistributed net investment income                              1,289,980
     Accumulated net realized loss from security transactions        (4,031,237)
     Net unrealized depreciation of investments                      (7,453,499)
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 129,668,797
================================================================================
Shares Outstanding:
     Class A                                                          1,715,802
     ---------------------------------------------------------------------------
     Class B                                                            691,193
     ---------------------------------------------------------------------------
     Class L                                                            323,336
     ---------------------------------------------------------------------------
     Class O                                                             18,740
     ---------------------------------------------------------------------------
     Class Y                                                          5,712,005
     ---------------------------------------------------------------------------

Net Asset Value:
     Class A (and redemption price)                               $       15.26
     ---------------------------------------------------------------------------
     Class B*                                                     $       15.19
     ---------------------------------------------------------------------------
     Class L**                                                    $       15.17
     ---------------------------------------------------------------------------
     Class O**                                                    $       15.15
     ---------------------------------------------------------------------------
     Class Y (and redemption price)                               $       15.37
     ---------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
     Class A (net asset value plus 5.26% of net asset value)      $       16.06
     ---------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value)      $       15.32
================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).

** Redemption price is NAV of Class L and O shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.

  13  Smith Barney Convertible Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Statement of Operations (unaudited)    For the Six Months Ended January 31, 2002
================================================================================


INVESTMENT INCOME:
     Interest                                                                      $  2,986,661
     Dividends                                                                          562,067
     Less: Foreign withholding tax                                                         (122)
-----------------------------------------------------------------------------------------------
     Total Investment Income                                                          3,548,606
-----------------------------------------------------------------------------------------------

EXPENSES:
     Investment advisory fee (Note 2)                                                   317,232
     Administration fee (Note 2)                                                        126,893
     Distribution fees (Note 2)                                                          90,156
     Shareholder and system servicing fees                                               28,319
     Registration fees                                                                   20,545
     Audit and legal                                                                     18,061
     Shareholder communications                                                          15,527
     Custody                                                                              7,762
     Trustees' fees                                                                       7,618
     Pricing service fees                                                                 2,621
     Other                                                                                2,792
-----------------------------------------------------------------------------------------------
     Total Expenses                                                                     637,526
-----------------------------------------------------------------------------------------------
Net Investment Income                                                                 2,911,080
-----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
     Realized Gain From Security Transactions (excluding short-term securities):
        Proceeds from sales                                                          78,517,128
        Cost of securities sold                                                      77,407,401
-----------------------------------------------------------------------------------------------
     Net Realized Gain                                                                1,109,727
-----------------------------------------------------------------------------------------------
     Increase in Net Unrealized Depreciation (Note 1)                                (4,675,690)
-----------------------------------------------------------------------------------------------
Net Loss on Investments                                                              (3,565,963)
-----------------------------------------------------------------------------------------------
Decrease in Net Assets From Operations                                             $   (654,883)
===============================================================================================

                       See Notes to Financial Statements.

  14  Smith Barney Convertible Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets

================================================================================

For the Six Months Ended January 31, 2002
(unaudited) and the Year Ended July 31, 2001

                                                                            2002             2001
====================================================================================================
OPERATIONS:
     Net investment income                                            $   2,911,080    $   6,834,986
     Net realized gain                                                    1,109,727           81,258
     (Increase) decrease in net unrealized depreciation                  (4,675,690)       1,111,718
----------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From Operations                     (654,883)       8,027,962
----------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                               (3,162,944)      (6,035,867)
----------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders           (3,162,944)      (6,035,867)
----------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 7):
     Net proceeds from sale of shares                                    13,490,274       21,914,015
     Net asset value of shares issued for reinvestment of dividends         703,669        1,185,792
     Cost of shares reacquired                                           (9,815,910)     (22,056,599)
----------------------------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions                  4,378,033        1,043,208
----------------------------------------------------------------------------------------------------
Increase in Net Assets                                                      560,206        3,035,303

NET ASSETS:
     Beginning of period                                                129,108,591      126,073,288
----------------------------------------------------------------------------------------------------
     End of period*                                                   $ 129,668,797    $ 129,108,591
====================================================================================================
* Includes undistributed net investment income of:                    $   1,289,980    $   1,563,485
====================================================================================================

                       See Notes to Financial Statements.

  15  Smith Barney Convertible Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1.    Significant Accounting Policies

The Smith Barney Convertible Fund ("Fund"), a separate investment fund of Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the Fund and seven other separate investment funds: Smith Barney Exchange Reserve Fund, Smith Barney Premium Total Return Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Balanced Fund and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price were reported are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on ex-dividend date and interest income, adjusted for accretion of original issue discount, is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At July 31, 2001, reclassifications were made to undistributed net investment income and accumulated net realized gains to reflect book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised Audit and Accounting Guide for Investment Companies ("Guide"). This revised version is effective for financial statements issued for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize premium and accrete all discounts on all fixed-income securities. The Fund adopted this requirement effective August 1, 2001. This change does not effect the Fund's net asset value, but does change the classification of certain amounts in the statement of operations. For the six-month period ended January 31, 2002, interest income decreased by $24,224, net realized gain increased by $615 and the change in net unrealized depreciation of investments decreased by $23,609. In addition, the Fund recorded adjustments to decrease the cost of securities and to decrease accumulated undistributed net investment income by $21,641 to reflect the cumulative effect of this change up to the date of the adoption.

2.    Investment Advisory Agreement, Administration Agreement and Other
      Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.50% of the average daily net assets. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

  16  Smith Barney Convertible Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Travelers Bank & Trust, fsb. ("TB&T"), formerly known as Citi Fiduciary Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. TB&T receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by TB&T. During the six months ended January 31, 2002, the Fund paid transfer agent fees of $22,688 to TB&T.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the Fund's distributor. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group. For the six months ended January 31, 2002, SSB received no brokerage commissions.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L and O shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal to or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2002, SSB received sales charges of approximately $21,000 and $10,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended January 31, 2002, CDSCs paid to SSB were approximately $5,000 and $1,000 for Class B and L shares, respectively.

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B, L and O shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B, L and O shares calculated at the annual rate of 0.50%, 0.75% and 0.45% of the average daily net assets of each class, respectively.

For the six months ended January 31, 2002, total Distribution Plan fees incurred were:

                             Class A       Class B       Class L      Class O
================================================================================
Distribution Plan Fees       $31,850       $36,498       $20,826       $982
================================================================================

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3.    Investments

During the six months ended January 31, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                            $86,613,763
--------------------------------------------------------------------------------
Sales                                                                 78,517,128
================================================================================

At January 31, 2002, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================

Gross unrealized appreciation                                      $  5,536,057
Gross unrealized depreciation                                       (12,989,556)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $ (7,453,499)
================================================================================

4.    Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5.    Option Contracts

Premiums paid when put or call options are purchased by the Fund represent investments, which are marked-to-market daily and are included in the schedule of investments. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for

  17  Smith Barney Convertible Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At January 31, 2002, the Fund did not hold any purchased call or put option contracts.

When a Fund writes a covered call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of a loss if the market price of the underlying security declines.

During the six months ended January 31, 2002, the Fund did not enter into any written covered call or put option contracts.

6.    Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the securities loaned, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

Interest income earned by the Fund from securities loaned for the six months ended January 31, 2002 was $7,983.

At January 31, 2002, the Fund did not have any securities on loan.

7.    Shares of Beneficial Interest

At January 31, 2002, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

  18  Smith Barney Convertible Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

At January 31, 2002, total paid-in capital amounted to the following for each class:

                             Class A        Class B        Class L      Class O      Class Y
==============================================================================================
Total Paid-in Capital      $24,616,715    $13,393,730    $5,066,869    $394,348    $96,391,891

==============================================================================================

Transactions in shares of each class were as follows:

                                         Six Months Ended                      Year Ended
                                         January 31, 2002                    July 31, 2001
                                   ----------------------------      ---------------------------
                                    Shares             Amount        Shares            Amount
================================================================================================
Class A
Shares sold                          527,496      $  7,992,876         770,593     $ 12,291,864
Shares issued on reinvestment         31,909           478,455          52,648          827,086
Shares reacquired                   (426,937)       (6,450,477)       (646,182)     (10,329,801)
------------------------------------------------------------------------------------------------
Net Increase                         132,468      $  2,020,854         177,059     $  2,789,149
================================================================================================
Class B
Shares sold                          225,399      $  3,397,564         172,856     $  2,717,267
Shares issued on reinvestment         10,356           154,623          20,041          313,224
Shares reacquired                   (144,414)       (2,171,789)       (448,579)      (7,025,037)
------------------------------------------------------------------------------------------------
Net Increase (Decrease)               91,341      $  1,380,398        (255,682)    $ (3,994,546)
================================================================================================
Class L
Shares sold                          112,087      $  1,676,589         215,260     $  3,405,358
Shares issued on reinvestment          4,397            65,523           2,241           35,209
Shares reacquired                    (24,204)         (365,159)         (3,968)         (61,971)
------------------------------------------------------------------------------------------------
Net Increase                          92,280      $  1,376,953         213,533     $  3,378,596
================================================================================================
Class O
Shares sold                               --      $         --              49     $        771
Shares issued on reinvestment            340             5,068             659           10,273
Shares reacquired                       (349)           (5,000)         (2,790)         (44,068)
------------------------------------------------------------------------------------------------
Net Increase (Decrease)                   (9)     $         68          (2,082)    $    (33,024)
================================================================================================
Class Y
Shares sold                           28,366      $    423,245         225,181     $  3,498,755
Shares reacquired                    (52,092)         (823,485)       (284,688)      (4,595,722)
------------------------------------------------------------------------------------------------
Net Decrease                         (23,726)     $   (400,240)        (59,507)    $ (1,096,967)
================================================================================================

8.    Capital Loss Carryforward

At July 31, 2001, the Fund had, for Federal income tax purposes, approximately $3,464,000 of capital loss carryforwards, expiring on July 31, 2009, available to offset future realized gains. To the extent that these carryforward losses can be used to offset net realized capital gains, such gains, will not be distributed.

  19  Smith Barney Convertible Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights

================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:


Class A Shares                                2002(1)(2)         2001(2)       2000(2)       1999(2)        1998            1997
====================================================================================================================================
Net Asset Value, Beginning of Period          $    15.73       $    15.50    $    15.25    $    16.90    $    18.61      $    15.66
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                          0.33             0.80          0.69          0.69          0.73            0.78
  Net realized and unrealized gain (loss)(3)       (0.44)            0.14          0.21         (1.24)        (0.39)           3.28
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                (0.11)            0.94          0.90         (0.55)         0.34            4.06
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                            (0.36)           (0.71)        (0.65)        (0.66)        (0.79)          (0.75)
  Net realized gains                                  --               --            --         (0.44)        (1.26)          (0.36)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.36)           (0.71)        (0.65)        (1.10)        (2.05)          (1.11)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $    15.26       $    15.73    $    15.50    $    15.25    $    16.90      $    18.61
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                       (0.63)%++         6.16%         6.13%        (3.11)%        1.97%          26.94%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $   26,176       $   24,903    $   21,794    $   26,141    $   35,780      $   38,803
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                          1.23%+           1.25%         1.34%         1.29%         1.25%           1.27%
  Net investment income(3)                          4.35+            5.09          4.62          4.45          4.09            4.61
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               68%             177%          167%           27%           49%             57%
====================================================================================================================================

Class B Shares                                2002(1)(2)         2001(2)       2000(2)       1999(2)        1998            1997
====================================================================================================================================
Net Asset Value, Beginning of Period          $    15.66       $    15.45    $    15.22    $    16.89    $    18.60      $    15.66
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                          0.28             0.70          0.61          0.61          0.64            0.69
  Net realized and unrealized gain (loss)(3)       (0.43)            0.14          0.21         (1.24)        (0.38)           3.28
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                (0.15)            0.84          0.82         (0.63)         0.26            3.97
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                            (0.32)           (0.63)        (0.59)        (0.60)        (0.71)          (0.67)
  Net realized gains                                  --               --            --         (0.44)        (1.26)          (0.36)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.32)           (0.63)        (0.59)        (1.04)        (1.97)          (1.03)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $    15.19       $    15.66    $    15.45    $    15.22    $    16.89      $    18.60
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                       (0.90)%++         5.53%         5.59%        (3.61)%        1.51%          26.29%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $   10,498       $    9,395    $   13,216    $   21,559    $   35,570      $   42,927
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                          1.79%+           1.81%         1.86%         1.76%         1.74%           1.77%
  Net investment income(3)                          3.78+            4.59          4.10          3.98          3.60            4.12
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               68%             177%          167%           27%           49%             57%
====================================================================================================================================

(1)   For the six months ended January 31, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   Without the adoption of the change in the accounting method discussed in
      Note 1, for the six months ended January 31, 2002, those amounts for Class A and B shares, respectively would have been $0.34 and $0.29 for net investment income, $0.45 and $0.44 for net realized and unrealized loss, and 4.38% and 3.82% for the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


  20  Smith Barney Convertible Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class L Shares                                2002(1)(2)         2001(2)       2000(2)       1999(2)        1998(3)
=======================================================================================================================
Net Asset Value, Beginning of Period          $    15.61       $    15.36    $    15.18    $    16.90    $    17.14
-----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(4)                          0.27             0.60          0.53          0.53          0.05
  Net realized and unrealized gain (loss)(4)       (0.43)            0.22          0.21         (1.24)        (0.17)
-----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                (0.16)            0.82          0.74         (0.71)        (0.12)
-----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                            (0.28)           (0.57)        (0.56)        (0.57)        (0.12)
  Net realized gains                                  --               --            --         (0.44)           --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.28)           (0.57)        (0.56)        (1.01)        (0.12)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $    15.17       $    15.61    $    15.36    $    15.18    $    16.90
-----------------------------------------------------------------------------------------------------------------------
Total Return                                       (0.96)%++         5.38%         5.07%        (4.08)%       (0.74)%++
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $    4,906       $    3,607    $      270    $      540    $      210
-----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                          1.86%+           1.92%         2.34%         2.30%         1.98%+
  Net investment income(4)                          3.69+            3.97          3.64          3.39          2.51+
-----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               68%             177%          167%           27%           49%
=======================================================================================================================

Class O Shares                                2002(1)(2)         2001(2)       2000(2)       1999(2)        1998            1997
====================================================================================================================================
Net Asset Value, Beginning of Period          $    15.62       $    15.41    $    15.19    $    16.87    $    18.58      $    15.64
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(4)                          0.28             0.70          0.60          0.61          0.63            0.67
  Net realized and unrealized gain (loss)(4)       (0.43)            0.14          0.21         (1.25)        (0.37)           3.31
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                (0.15)            0.84          0.81         (0.64)         0.26            3.98
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                            (0.32)           (0.63)        (0.59)        (0.60)        (0.71)          (0.68)
  Net realized gains                                  --               --            --         (0.44)        (1.26)          (0.36)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.32)           (0.63)        (0.59)        (1.04)        (1.97)          (1.04)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $    15.15       $    15.62    $    15.41    $    15.19    $    16.87      $    18.58
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                       (0.93)%++         5.51%         5.57%        (3.66)%        1.53%          26.37%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $      284       $      293    $      321    $      572    $    1,557      $    1,252
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                          1.81%+           1.83%         1.90%         1.78%         1.70%           1.74%
  Net investment income(4)                          3.77+            4.53          4.06          4.00          3.63            4.14
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               68%             177%          167%           27%           49%             57%
====================================================================================================================================

(1)   For the six months ended January 31, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   For the period from June 15, 1998 (inception date) to July 31, 1998.
(4)   Without the adoption of the change in the accounting method discussed in
      Note 1, for the six months ended January 31, 2002, those amounts for Class L and O shares, respectively would have been $0.28 and $0.29 for net investment income, $0.44 and $0.44 for net realized and unrealized loss, and 3.73% and 3.81% for the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(5)   On June 12, 1998, Class C shares were renamed Class O shares.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

  21  Smith Barney Convertible Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:


Class Y Shares                                2002(1)(2)         2001(2)       2000(2)       1999(2)        1998(5)         1997
===================================================================================================================================
Net Asset Value, Beginning of Period          $    15.85       $    15.61    $    15.34    $    16.98    $    18.66     $    15.68
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                          0.37             0.88          0.78          0.76          0.77           0.83
  Net realized and unrealized gain (loss)(3)       (0.45)            0.14          0.19         (1.25)        (0.35)          3.31
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                (0.08)            1.02          0.97         (0.49)         0.42           4.14
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                            (0.40)           (0.78)        (0.70)        (0.71)        (0.84)         (0.80)
  Net realized gains                                  --               --            --         (0.44)        (1.26)         (0.36)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.40)           (0.78)        (0.70)        (1.15)        (2.10)         (1.16)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $    15.37       $    15.85    $    15.61    $    15.34    $    16.98     $    18.66
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                       (0.45)%++         6.65%         6.62%        (2.68)%        2.42%         27.44%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $   87,805       $   90,911    $   90,472    $   95,707    $   72,870     $   29,080
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                          0.81%+           0.79%         0.87%         0.83%         0.83%          0.85%
  Net investment income(3)                          4.78+            5.57          5.10          4.87          4.49           5.04
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               68%             177%          167%           27%           49%            57%
===================================================================================================================================

(1)   For the six months ended January 31, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   Without the adoption of the change in the accounting method discussed in
      Note 1, for the six months ended January 31, 2002, the ratio of net investment income to average net assets would have been 4.81%. Per share, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


  22  Smith Barney Convertible Fund | 2002 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
SMITH BARNEY
CONVERTIBLE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
Richard E. Hanson, Jr.
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

OFFICERS

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Peter D. Luke
Investment Officer

Ross S. Margolies
Investment Officer

Anthony Pace
Controller

Christina T. Sydor
Secretary

INVESTMENT ADVISER

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Salomon Smith Barney Inc.

CUSTODIAN

PFPC Trust Company

TRANSFER AGENT

Travelers Bank & Trust, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Smith Barney Convertible Fund
================================================================================

This report is submitted for the general information of shareholders of Smith Barney Income Funds -- Smith Barney Convertible Fund, but it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after April 30, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY CONVERTIBLE FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds

       SALOMON SMITH BARNEY
---------------------------
A member of citigroup[LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.


FD02170 3/02

--------------------------------------------------------------------------------
                                  SMITH BARNEY
                                 MUNICIPAL HIGH
                                   INCOME FUND
--------------------------------------------------------------------------------

             CLASSIC SERIES | SEMI-ANNUAL REPORT | JANUARY 31, 2002

                               [LOGO] Smith Barney
                                      Mutual Funds
                Your Serious Money. Professionally Managed.(SM)

--------------------------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[LOGO] Classic Series

--------------------------------------------------------------------------------

Semi-Annual Report o January 31, 2002

SMITH BARNEY
MUNICIPAL HIGH INCOME FUND

[PHOTO OMITTED]

PETER M. COFFEY
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PETER M. COFFEY
--------------------------------------------------------------------------------

Peter M. Coffey has more than 32 years of securities business experience and assumed management of the Fund on February 3, 1999.

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to maximize current income exempt from federal income taxes by investing primarily in intermediate-term and long-term municipal securities rated medium investment grade, low investment grade or below investment grade by a nationally recognized rating organization, or if unrated, of comparable quality.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
-------------------------------------------------------------------------------
September 16, 1985

MANAGER TENURE
-------------------------------------------------------------------------------
2 Years

MANAGER INVESTMENT
INDUSTRY EXPERIENCE
-------------------------------------------------------------------------------
32 Years

                       CLASS A              CLASS B                CLASS L
--------------------------------------------------------------------------------
NASDAQ                  STXAX                SXMTX                  SMHLX
--------------------------------------------------------------------------------
INCEPTION              11/6/92              9/16/85               11/17/94
--------------------------------------------------------------------------------

Average Annual Total Returns as of January 31, 2002*

                                      Without Sales Charges(1)

                                    Class A         Class B       Class L
--------------------------------------------------------------------------------
Six Month+                           0.32%           0.08%          0.09%
--------------------------------------------------------------------------------
One-Year                             4.13            3.55           3.58
--------------------------------------------------------------------------------
Five-Year                            4.05            3.51           3.46
--------------------------------------------------------------------------------
Ten-Year                              N/A            4.95            N/A
--------------------------------------------------------------------------------
Since Inception++                    5.26            6.76           5.58
--------------------------------------------------------------------------------

                                       With Sales Charges(2)

                                    Class A         Class B       Class L
--------------------------------------------------------------------------------
Six Month+                          (3.69)%         (4.29)%        (1.88)%
--------------------------------------------------------------------------------
One-Year                            (0.06)          (0.84)          1.57
--------------------------------------------------------------------------------
Five-Year                            3.20            3.36           3.25
--------------------------------------------------------------------------------
Ten-Year                              N/A            4.95            N/A
--------------------------------------------------------------------------------
Since Inception++                    4.80            6.76           5.43
--------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 4.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase and thereafter declines by 0.50% the first year after purchase and by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

+ Total return is not annualized, as it may not be representative of the total return of the year.

++ Inception dates for Class A, B and L shares are November 6, 1992, September 16, 1985 and November 17, 1994, respectively.

--------------------------------------------------------------------------------

What's Inside

Letter to Our Shareholders ....................................................1

Historical Performance ........................................................3

Fund at a Glance ..............................................................6

Schedule of Investments .......................................................7

Statement of Assets and Liabilities ..........................................19

Statement of Operations ......................................................20

Statements of Changes in Net Assets ..........................................21

Notes to Financial Statements ................................................22

Financial Highlights .........................................................25

[LOGO] Smith Barney
       Mutual Funds

Your Serious Money. Professionally Managed.(SM)

--------------------------------------------------------------------------------
  Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Municipal High Income Fund ("Fund") for the period ended January 31, 2002. In this report, we have summarized what we believe to be the prevailing economic and market conditions and have outlined the investment team's portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Performance Update

For the six months ended January 31, 2002, the Fund's Class A shares, without sales charges, returned 0.32%. In comparison, the Lehman Brothers Municipal Bond Index(1) returned 2.43% for the same period. Past performance is not indicative of future results.

Investment Strategy

The Fund seeks to maximize current income exempt from federal income tax(2) by generally investing in intermediate and long-term municipal bonds rated medium investment-grade,(3) low investment-grade or below investment-grade by a nationally recognized rating organization, or if unrated, of comparable quality.(4)

Market Review and Outlook

The U. S. Federal Reserve Board ("Fed") pursued an aggressive campaign to reduce short-term interest rates and resuscitate an ailing economy in 2001. By the end of the year, the federal funds rate ("fed funds rate")(5) was reduced eleven times, falling to 1.75%. New issue activity also was brisk during the year. A heavy schedule of tax-exempt new issues prevented the prices of municipal securities from keeping pace with their taxable counterparts during the year, and total return for most municipal bonds lagged that of U.S. Treasury bonds. State and local governments combined to issue over $286 billion of municipal debt to fund new projects and refinance outstanding issues during the year. These robust supply figures met impressive demand from retail investors as a shaky stock market, we believe, led many investors to rebalance portfolios and increase their exposure to fixed income.

The individual investor was the dominant buyer for the year in the municipal bond market. Inflows into tax-exempt mutual funds were strong, while purchases by property and casualty insurance companies were modest.

In 2002, the Fed's rate-reduction activity cooled down. As widely expected, the Fed left short-term interest rates unchanged at its meeting of the Federal Open Market Committee ("FOMC")(6) on January 30th -- an indication that the economy may be on the road to recovery. Although we believe the Fed's cycle of easing monetary policy (i.e., reducing short-term rates) is almost surely over, we do not believe the Fed will begin raising short-term rates any time soon. Instead,

----------
(1) The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.

(2) Certain investors may be subject to the Federal Alternative Minimum Tax ("AMT"), and state and local taxes may apply. Capital gains, if any, are fully taxable.

(3) Investment-grade bonds are those rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. or AAA, AA, A and BBB by Standard & Poor's Ratings Service, or that have an equivalent rating by any nationally recognized statistical rating organization, or are determined by the portfolio manager to be of equivalent quality.

(4) The Fund's investments are subject to interest rate and credit risks. Portfolio holdings may include lower-quality securities that present greater risk of loss of principal and interest than higher-rated securities. Investments in high-yield securities commonly known as "junk bonds" involve a greater risk of loss than an investment in investment-grade securities and are considered speculative.

(5) The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate indicates the direction of U.S. interest rates.

(6) The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

1  Smith Barney Municipal High Income Fund |
                                         2002 Semi-Annual Report to Shareholders
we believe the Fed will wait until there is enough evidence showing that the economy is on solid footing, which will probably not happen until some time during the second half of 2002. For these reasons, we believe that short-term interest rates will remain at or near record lows for at least several more months.

Inflation remains subdued and any increase in interest rates that is likely as the economy recovers should be concentrated in the shorter maturity ranges, where the greatest declines in yields were seen as the Fed was aggressively cutting short-term rates. The weak performances of equities and ongoing corporate accounting worries have also heightened investor interest in municipals.

While we are constructive in our outlook for the municipal market in general, conditions in the high-yield segment of the market remain challenging. Default risks and credit quality spreads (the difference in yields between higher and lower quality bonds) are considerably lower than the historically high levels exhibited on corporate debt, but have nevertheless increased in a weak economic environment. These factors have caused high yield municipals to underperform the general municipal market.

Looking ahead, there is potential for significant improvement in the high yield market if the economy continues to recover, but we may have to weather some additional difficulties before it can be realized.

Thank you for your investment in the Smith Barney Municipal High Income Fund.


Sincerely,


/s/ Health B. McLendon                         /s/ Peter M. Coffey


Heath B. McLendon                              Peter M. Coffey
Chairman                                       Vice President

March 4, 2002

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 7 through 15 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is of January 31, 2002 and is subject to change.

2  Smith Barney Municipal High Income Fund |
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Historical Performance -- Class A Shares
================================================================================


                             Net Asset Value
                          ----------------------
                          Beginning       End       Income        Capital Gain      Return       Total
Period Ended              of Period    of Period   Dividends      Distributions   of Capital    Returns(1)+
===========================================================================================================
1/31/02                     $15.82      $15.37       $0.50            $0.00          $0.00         0.32%++
-----------------------------------------------------------------------------------------------------------
7/31/01                      15.78       15.82        1.00             0.00           0.00         6.84
-----------------------------------------------------------------------------------------------------------
7/31/00                      16.98       15.78        0.95             0.05           0.00        (1.00)
-----------------------------------------------------------------------------------------------------------
7/31/99                      17.96       16.98        0.92             0.43           0.00         2.06
-----------------------------------------------------------------------------------------------------------
7/31/98                      18.07       17.96        0.98             0.27           0.00         6.54
-----------------------------------------------------------------------------------------------------------
7/31/97                      17.31       18.07        0.98             0.00           0.00        10.40
-----------------------------------------------------------------------------------------------------------
7/31/96                      17.25       17.31        1.00             0.00           0.00         6.28
-----------------------------------------------------------------------------------------------------------
7/31/95                      17.26       17.25        1.00             0.02           0.04         6.42
-----------------------------------------------------------------------------------------------------------
7/31/94                      18.24       17.26        1.06             0.13           0.00         1.14
-----------------------------------------------------------------------------------------------------------
Inception* -- 7/31/93        17.45       18.24        0.83             0.16           0.00        10.24++
===========================================================================================================
Total                                                $9.22            $1.06          $0.04
===========================================================================================================

================================================================================
Historical Performance -- Class B Shares
================================================================================

                             Net Asset Value
                          ----------------------
                          Beginning       End       Income        Capital Gain      Return       Total
Period Ended              of Period    of Period   Dividends      Distributions   of Capital    Returns(1)+
===========================================================================================================
1/31/02                     $15.82      $15.37       $0.47            $0.00          $0.00         0.08%++
-----------------------------------------------------------------------------------------------------------
7/31/01                      15.79       15.82        0.93             0.00           0.00         6.25
-----------------------------------------------------------------------------------------------------------
7/31/00                      16.99       15.79        0.87             0.05           0.00        (1.52)
-----------------------------------------------------------------------------------------------------------
7/31/99                      17.98       16.99        0.83             0.43           0.00         1.48
-----------------------------------------------------------------------------------------------------------
7/31/98                      18.09       17.98        0.89             0.27           0.00         6.01
-----------------------------------------------------------------------------------------------------------
7/31/97                      17.32       18.09        0.89             0.00           0.00         9.89
-----------------------------------------------------------------------------------------------------------
7/31/96                      17.26       17.32        0.92             0.00           0.00         5.74
-----------------------------------------------------------------------------------------------------------
7/31/95                      17.26       17.26        0.91             0.02           0.04         5.91
-----------------------------------------------------------------------------------------------------------
7/31/94                      18.24       17.26        0.96             0.13           0.00         0.60
-----------------------------------------------------------------------------------------------------------
7/31/93                      18.00       18.24        1.02             0.17           0.00         8.28
-----------------------------------------------------------------------------------------------------------
7/31/92                      16.97       18.00        1.04             0.14           0.00        13.50
===========================================================================================================
Total                                                $9.73            $1.21          $0.04
===========================================================================================================

3  Smith Barney Municipal High Income Fund |
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Historical Performance -- Class L Shares
================================================================================

                             Net Asset Value
                          ----------------------
                          Beginning       End       Income        Capital Gain      Return       Total
Period Ended              of Period    of Period   Dividends      Distributions   of Capital    Returns(1)+
===========================================================================================================
1/31/02                     $15.80      $15.36       $0.46            $0.00          $0.00         0.09%++
-----------------------------------------------------------------------------------------------------------
7/31/01                      15.76       15.80        0.91             0.00           0.00         6.21
-----------------------------------------------------------------------------------------------------------
7/31/00                      16.96       15.76        0.85             0.05           0.00        (1.61)
-----------------------------------------------------------------------------------------------------------
7/31/99                      17.95       16.96        0.82             0.43           0.00         1.42
-----------------------------------------------------------------------------------------------------------
7/31/98                      18.07       17.95        0.88             0.27           0.00         5.91
-----------------------------------------------------------------------------------------------------------
7/31/97                      17.31       18.07        0.89             0.00           0.00         9.79
-----------------------------------------------------------------------------------------------------------
7/31/96                      17.25       17.31        0.91             0.00           0.00         5.69
-----------------------------------------------------------------------------------------------------------
Inception* -- 7/31/95        15.83       17.25        0.62             0.02           0.04        13.45++
===========================================================================================================
Total                                                $6.34            $0.77          $0.04
===========================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

================================================================================
Average Annual Total Returns+
================================================================================

                                                 Without Sales Charges(1)
                                        ----------------------------------------
                                         Class A       Class B       Class L
================================================================================
Six Months Ended 1/31/02++                0.32%         0.08%         0.09%
--------------------------------------------------------------------------------
Year Ended 1/31/02                        4.13          3.55          3.58
--------------------------------------------------------------------------------
Five Years Ended 1/31/02                  4.05          3.51          3.46
--------------------------------------------------------------------------------
Ten Years Ended 1/31/02                    N/A          4.95           N/A
--------------------------------------------------------------------------------
Inception* through 1/31/02                5.26          6.76          5.58
================================================================================

                                                   With Sales Charges(2)
                                        ----------------------------------------
                                         Class A       Class B       Class L
================================================================================
Six Months Ended 1/31/02++               (3.69)%       (4.29)%       (1.88)%
--------------------------------------------------------------------------------
Year Ended 1/31/02                       (0.06)        (0.84)         1.57
--------------------------------------------------------------------------------
Five Years Ended 1/31/02                  3.20          3.36          3.25
--------------------------------------------------------------------------------
Ten Years Ended 1/31/02                    N/A          4.95           N/A
--------------------------------------------------------------------------------
Inception* through 1/31/02                4.80          6.76          5.43
================================================================================


4  Smith Barney Municipal High Income Fund /
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Cumulative Total Returns+
================================================================================

                                                        Without Sales Charges(1)
--------------------------------------------------------------------------------
Class A (Inception* through 1/31/02)                            60.59%
--------------------------------------------------------------------------------
Class B (1/31/92 through 1/31/02)                               62.19
--------------------------------------------------------------------------------
Class L (Inception* through 1/31/02)                            47.87
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

* Inception dates for Class A, B and L shares are November 6, 1992, September 16, 1985 and November 17, 1994, respectively.

+ The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

++ Total return is not annualized, as it may not be representative of the total return for the year.

5  Smith Barney Municipal High Income Fund |
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Smith Barney Municipal High Income Fund at a Glance (unaudited)
================================================================================

Growth of $10,000 Invested in Class B Shares of the Smith
Barney Municipal High Income Fund vs. Lehman Brothers Municipal Bond Index+

--------------------------------------------------------------------------------

                          January 1992 -- January 2002

  [The following table was depicted as a line chart in the printed material.]

                  Smith Barney Municipal         Lehman Brothers Municipal
                     High Income Fund                    Bond Index
                  ----------------------         -------------------------

Jan 1992                   10000                           10000
Jul 1992                   10742                           10698
Jul 1993                   11631                           11644
Jul 1994                   11700                           11861
Jul 1995                   12391                           12796
Jul 1996                   13102                           13640
Jul 1997                   14397                           15039
Jul 1998                   15262                           15940
Jul 1999                   15488                           16399
Jul 2000                   15253                           17107
Jul 2001                   17123                           18830
Jan 2002                   16219                           19287

+ Hypothetical illustration of $10,000 invested in Class B shares on January 31, 1992, assuming reinvestment of dividends and capital gains, if any, at net asset value through January 31, 2002. The Lehman Brothers Municipal Bond Index is a broad-based, total return index comprised of bonds which are all investment-grade, fixed-rate, long-term maturities (greater than one year) and are selected from issues larger than $50 million dated since January 1991. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index. The performance of the Fund's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

--------------------------------------------------------------------------------
                           Industry Diversification*++
--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

                           4.3%   Education
                           1.2%   General Obligation
                          19.7%   Hospital
                          13.8%   Housing
                          12.1%   Industrial Development
                          12.7%   Life Care Systems
                           1.9%   Pollution Control
                          10.4%   Transportation
                           3.4%   Utility
                           1.9%   Water & Sewer
                          18.6%   Other

--------------------------------------------------------------------------------
                  Summary of Investments by Combined Ratings++
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Standard             Percentage
           Moody's             & Poor's       of Total Investments
--------------------------------------------------------------------------------
             Aaa                 AAA                  10.6%
             Aa                  AA                    3.6
              A                   A                    6.8
             Baa                 BBB                  20.1
             Ba                  BB                    5.4
              B                   B                    2.9
             Caa                 CCC                   0.2
             Ca                  CC                    0.2
              D                   D                    0.6
             NR                  NR                   49.6
                                                     -----
                                                     100.0%
                                                     =====

--------------------------------------------------------------------------------

*     As a percentage of total investments.
++ Please note that the Fund's holdings are as of January 31, 2002 and are subject to change.

6  Smith Barney Municipal High Income Fund |
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited)                             January 31, 2002
================================================================================


 FACE
 AMOUNT       RATING(a)                                SECURITY                                                            VALUE
==================================================================================================================================
MUNICIPAL BONDS AND NOTES -- 100%

Alabama -- 1.2%
$  1,750,000     NR      Capstone Improvement District of Brookwood, AL, Series A, 7.700% due 8/15/23                 $  1,699,915
   4,000,000     NR      Rainbow City, AL Special Health Care Facilities Financing Authority, Series A,
                            8.250% due 1/1/31                                                                            4,008,040
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,707,955
----------------------------------------------------------------------------------------------------------------------------------
Alaska -- 1.0%
   2,300,000     NR      Alaska Industrial Development & Export Authority Revenue, Williams Lynxs
                           Alaska Cargoport, 8.125% due 5/1/31 (b)(c)                                                    2,270,468
   2,850,000     NR      Juneau, AK City & Boro, Non-Recourse Revenue, (St. Ann's Care Center Inc.),
                            6.875% due 12/1/25                                                                           2,821,643
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,092,111
----------------------------------------------------------------------------------------------------------------------------------
Arizona -- 5.2%
   2,900,000     BBB     Arizona Health Facilities Authority Revenue, Catholic Healthcare West,
                           Series A, 6.625% due 7/1/20                                                                   2,992,974
   3,500,000     NR      Casa Grande, AZ IDA, Series A, 7.625% due 12/1/29                                               3,635,240
   2,165,000     NR      Flagstaff, AZ IDA, (Living Community Northern Community Project),
                            6.300% due 9/1/38                                                                            1,798,292
                         Maricopa County, AZ IDA, Multi-Family Housing Revenue:
   1,350,000     NR        Avalon Apartments Project, Series C, 10.000% due 4/1/30                                       1,350,000
   2,500,000     NR        Grand Victoria Housing Project, Series B, 10.000% due 5/1/31                                  2,588,225
   5,215,000     NR        MetroGardens, Series B, 6.500% due 7/1/29                                                     5,002,593
   1,955,000     NR        Whispering Palms Apartments, Series B, 7.400% due 7/1/29                                      1,925,499
                         Pima County, AZ IDA:
   2,320,000     NR        Educational Revenue, Life School College Prep Project, Series A, 7.875% due 7/1/21            2,318,585
   4,000,000     NR        Healthcare Facilities Revenue, Series A, 8.500% due 11/15/32                                  4,058,240
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        25,669,648
----------------------------------------------------------------------------------------------------------------------------------
Arkansas -- 0.9%
   4,000,000     BBB-    Arkansas State Development Financing Authority Hospital Revenue, Washington
                            Regional Medical Center, 7.375% due 2/1/29                                                   4,292,560
----------------------------------------------------------------------------------------------------------------------------------
California -- 1.9%
   6,000,000     NR      Barona, CA Band of Mission Indians, GO, 8.250% due 1/1/20                                       6,396,420
   3,000,000     Ba3*    Vallejo, CA COP, Lease Revenue, Touro University, 7.375% due 6/1/29                             3,100,530
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,496,950
----------------------------------------------------------------------------------------------------------------------------------
Colorado -- 4.2%
                         Colorado Educational and Cultural Facilities Authority Revenue,
                            (Charter School-Peak to Peak Project):
   1,500,000     Ba2*         7.500% due 8/15/21                                                                         1,483,305
   1,500,000     Ba2*         7.625% due 8/15/31                                                                         1,468,110
                         Colorado Health Facilities Authority Revenue:
   1,100,000     NR         Health & Residential Care Facilities, 6.000% due 7/1/29                                        930,336
   1,000,000     Baa1*      Parkview Medical Center Project, 6.600% due 9/1/25                                           1,083,090
   1,000,000     NR         Volunteers of America, Series A, 5.875% due 7/1/28                                             833,100
   4,750,000     BBB+    Colorado Springs, CO Airport Revenue, Series A, 7.000% due 1/1/22 (b)                           4,874,593
     205,000     Aa*     Denver, CO City and County Airport Revenue, Series A, 7.500% due 11/15/23 (b)                     221,968
   2,730,000     NR      Highline Business Improvement District, Littleton CO, GO Series B, 8.750% due 12/15/19          2,888,477
                         Northwest Parkway Public Highway Authority Revenue, Capital Appreciation, Sr. Bonds:
  10,000,000     AAA        Series B, AMBAC-Insured, zero coupon due 6/15/31                                             1,719,500
   5,000,000     AAA        Series C, FSA-Insured, multi-coupon due 6/15/25                                              1,773,150
   3,500,000     BB+        Series D, 7.125% due 6/15/41                                                                 3,573,885
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        20,849,514
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

7  Smith Barney Municipal High Income Fund |
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2002
================================================================================


 FACE
 AMOUNT       RATING(a)                                SECURITY                                                            VALUE
==================================================================================================================================
Connecticut -- 1.5%
                       Connecticut State Airport Revenue:
$    620,000     AAA        Pre-Refunded 10/1/04, FGIC-Insured, 7.650% due 10/1/12                                    $    702,714
   1,380,000     AAA        Un-Refunded Balance, FGIC-Insured, 7.650% due 10/1/12                                        1,531,717
   4,000,000     NR      Connecticut State Development Authority IDR, AFCO Cargo, 8.000% due 4/1/30 (b)                  4,139,560
   1,000,000     BBB-    Connecticut State Health & Educational Facilities Authority Revenue, University of
                            Hartford, Series D, 6.800% due 7/1/22                                                        1,017,600
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         7,391,591
----------------------------------------------------------------------------------------------------------------------------------
Delaware -- 0.7%
   4,000,000     NR      Sussex County, DE Assisted Living Facilities Revenue, (Heritage at Milford Project),
                            7.250% due 7/1/29                                                                            3,401,120
----------------------------------------------------------------------------------------------------------------------------------
District of Columbia  -- 2.0%
   6,500,000     BBB     District of Columbia COP, 7.300% due 1/1/13                                                     6,767,020
   2,715,000     A       District of Columbia Tobacco Settlement Financing Corp., Asset-Backed Bonds,
                            6.750% due 5/15/40                                                                           2,894,950
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,661,970
----------------------------------------------------------------------------------------------------------------------------------
Florida -- 3.2%
   1,000,000     NR      Harbor Bay Community Development District, FL Capital Improvement Revenue, Series A,
                            7.000% due 5/1/33                                                                            1,010,760
                         Hillsborough County, FL IDA Revenue, Series A:
   4,250,000     NR         Lakeshore Villas Project, 6.700% due 7/1/21                                                  3,762,865
   1,000,000     NR         National Gypsum Convention, 7.125% due 4/1/30 (b)                                              793,030
   2,000,000     NR      Orange County, FL Health Facilities Authority Revenue, First Mortgage, (GF/Orlando
                            Inc. Project), 9.000% due 7/1/31                                                             2,046,920
   2,100,000     NR      Orange County, FL HFA, Multi-Family Revenue, Series C, 9.000% due 1/1/32                        2,154,957
   3,000,000     NR      Orlando, FL Urban Community Development District, Capital Improvement, Series A,
                            6.950% due 5/1/33                                                                            3,003,900
   3,000,000     NR      Waterlefe Community Development District, FL Golf Course Revenue, 8.125% due 10/1/25            3,037,230
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        15,809,662
----------------------------------------------------------------------------------------------------------------------------------
Georgia -- 5.7%
   7,500,000     NR      Atlanta, GA Tax Allocation, (Atlantic Station Project), 7.900% due 12/1/24                      7,412,850
   5,000,000     NR      Atlanta, GA Urban Residential Finance Authority, Multi-Family Revenue, Park
                            Place Apartments, Series A, 6.750% due 3/1/31                                                4,762,050
   1,000,000     AAA     Atlanta, GA Water and Wastewater Revenue, Series A, MBIA-Insured, 5.500% due 11/1/27            1,073,380
   5,000,000     NR      Augusta, GA Housing Authority, Multi-Family Housing Revenue, (Emerald Coast
                            Housing II),  Series A, 7.500% due 8/1/34 (d)                                                2,750,000
   2,280,000     Baa1*   Clayton County, GA Housing Authority, Multi-Family Housing Revenue, (Magnolia Park
                            Apartments Project), 7.500% due 12/1/30 (d)                                                  2,247,898
   1,500,000     NR      Columbus, GA Housing Authority Revenue, (Gardens at Calvary Project),
                            7.000% due 11/15/29                                                                          1,293,645
   4,840,000     NR      Coweta County, GA Development Authority Revenue, (Senior Care Pointe Project),
                            6.750% due 7/1/29 (d)                                                                        1,694,000
   2,500,000     NR      Fulton County, GA Residential Care Facilities, Senior Lien, RHA Assisted Living,
                            7.000% due 7/1/29                                                                            2,145,575
   1,500,000     NR      Gainesville & Hall County, GA Development Authority Revenue, Senior Living Facilities,
                            Lanier Village, Series C, 7.250% due 11/15/29                                                1,513,335
                         Savannah, GA Economic Development Authority Revenue:
   2,000,000     BBB-       College of Art & Design Project, 6.900% due 10/1/29                                          2,085,600
   2,000,000     NR         Marshview Inn, Series A, 7.125% due 7/1/29                                                   1,400,400
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        28,378,733
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

8  Smith Barney Municipal High Income Fund |
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2002
================================================================================


 FACE
 AMOUNT       RATING(a)                                SECURITY                                                            VALUE
==================================================================================================================================
Illinois -- 2.4%
$ 20,000,000     AAA     Chicago, IL Board of Education, GO, Capital Appreciation, School Reform, Series B-1,
                            FGIC-Insured, zero coupon due 12/1/29                                                      $ 4,244,200
   1,300,000     AA      Chicago, IL Metropolitan HDC, Mortgage Revenue, Section 8, Series A, FHA-Insured,
                            6.700% due 7/1/12                                                                            1,334,333
   2,000,000     AAA     Chicago, IL (Neighborhoods Alive 21 Program), GO, FGIC-Insured, 5.500% due 1/1/31               2,046,520
                         Chicago Project & Refunding, GO, Series A, MBIA-Insured:
   1,000,000     AAA        5.500% due 1/1/38                                                                            1,019,060
                              Capital Appreciation:
   1,000,000     AAA          Multi-coupon due 1/1/27                                                                      617,700
   1,000,000     AAA          Multi-coupon due 1/1/28                                                                      617,110
   1,000,000     AAA          Multi-coupon due 1/1/29                                                                      616,510
   1,500,000     A       Illinois Health Facilities Authority Revenue, Passavant Memorial Area Hospital,
                            6.000% due 10/1/24                                                                           1,498,020
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        11,993,453
----------------------------------------------------------------------------------------------------------------------------------
Indiana -- 2.5%
   2,000,000     Ca*     East Chicago, IN Exempt Facility Revenue, (ISPAT Inland Inc. Project), 7.000%
                            due 1/1/14 (b)                                                                                 360,000
   3,000,000     CCC+    East Chicago, IN PCR, (Inland Steel Co. Project), 6.800% due 6/1/13                               750,000
                         Greater Jasper School Building Corporation IN, (Capital Appreciation-First Mortgage),
                            AMBAC-Insured:
   2,550,000     AAA           Zero coupon due 1/15/22                                                                     862,461
   4,130,000     AAA           Zero coupon due 1/15/23                                                                   1,290,955
   2,000,000     Baa1*   Indiana Health Facilities Financing Authority Hospital Revenue, (Riverview Hospital
                            Project), 6.125% due 8/1/31                                                                  1,953,340
   3,000,000     B3*     Indiana State Development Finance Authority Revenue, (Inland Steel Project),
                            5.750% due 10/1/11                                                                             540,000
   3,500,000     BBB     Indianapolis, IN Airport Authority Revenue, Special Facility, (Federal Express Corporate
                            Project), 7.100% due 1/15/17 (b)                                                             3,695,860
   2,850,000     NR      Indianapolis, IN Multi-Family Revenue, (Lake Nora Fox Club Project), Series B,
                            7.500% due 10/1/29                                                                           2,794,283
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        12,246,899
----------------------------------------------------------------------------------------------------------------------------------
Iowa -- 0.6%
   2,750,000     BBB-    Scott County, IA Revenue, (Ridgecrest Village Project), Series A, 7.250% due 11/15/26           2,815,643
----------------------------------------------------------------------------------------------------------------------------------
Kansas -- 0.4%
   2,000,000     BBB-++   Overland Park, KS Development Corp. Revenue, First Tier, Series A, 7.375% due 1/1/32           2,064,280
----------------------------------------------------------------------------------------------------------------------------------
Kentucky -- 0.8%
   4,250,000     BB+     Kenton County, KY Airport Board Revenue, Special Facilities, Delta Airlines, Project A,
                            7.500% due 2/1/20 (b)                                                                        4,208,648
----------------------------------------------------------------------------------------------------------------------------------
Louisiana  -- 6.4%
   4,505,000     NR      Hodge, LA Utility Revenue, 9.000% due 3/1/10 (b)                                                4,514,280
                         Louisiana Local Government Enviroment Facilities, Community Development
                            Authority Revenue:
   5,000,000     A          Capital Projects & Equipment Acquisition Program, ACA-Insured, 6.550% due 9/1/25             5,437,550
   5,000,000     NR         St. James Place, 8.000% due 11/1/25                                                          5,159,250
   6,500,000     NR      Louisiana Public Facilites Authority Hospital Revenue, (Lake Charles Memorial
                            Hospital Project), 8.625% due 12/1/30                                                        6,652,295
   2,000,000     BB-     Port of New Orleans, LA IDR, (Continential Grain, Co. Project), 7.500% due 7/1/13               2,079,540
   5,000,000     NR      Tobacco Settlement Financing Corp., LA Revenue, Inverse-Floater, 9.139% due 5/15/31 (e)         4,799,000
   3,000,000     BB+     West Feliciana Parish, LA PCR, Gulf State Utilities, 7.700% due 12/1/14                         3,112,620
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        31,754,535
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

9  Smith Barney Municipal High Income Fund |
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2002
================================================================================


 FACE
 AMOUNT       RATING(a)                                SECURITY                                                            VALUE
==================================================================================================================================
Maryland -- 2.5%
                         Maryland State Community Development Administration, Department of Housing &
                            Community Development:
$    485,000     Aa3*         Multi-Family Housing, Insured Mortgage, Series A, FHA-Insured, 6.625% due 5/15/23       $    503,576
   1,000,000     Aa2*         Single-Family Program, Fourth Series, 6.450% due 4/1/14                                    1,044,040
                         Maryland State Economic Development Corp.:
   3,500,000     NR         Air Cargo Revenue, 6.500% due 7/1/24 (b)                                                     3,207,435
   7,000,000     NR         Chesapeake Bay, Series A, 7.730% due 12/1/27                                                 6,960,100
   2,500,000     Ca*     Prince Georges County, MD Greater Southeast Healthcare System, 6.375% due 1/1/23 (d)              750,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        12,465,151
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts -- 3.8%
   1,500,000     NR      Boston, MA Industrial Development Finance Authority Revenue, Roadhouse Hospitality,
                            7.875% due 3/1/25 (b)                                                                        1,495,905
                         Massachusetts State Development Financing Agency Revenue:
   2,000,000     NR         Alliance Health Care Facilities, Series A, 7.100% due 7/1/32                                 1,982,580
   3,000,000     NR         Briarwood, Series B, 8.250% due 12/1/30                                                      3,105,780
                         Massachusetts State Health & Educational Facilities Authority Revenue:
   5,000,000     AAA        Inverse-Floater, Series G, AMBAC-Insured, Variable coupon due 7/1/25 (e)                     5,269,950
   3,500,000     Ba2*       St. Memorial Medical Center, Series A, 6.000% due 10/1/23                                    3,028,655
   1,390,000     AA      Massachusetts State Housing Financing Agency, Housing Revenue, Single Family, Series 38,
                            7.200% due 12/1/26 (b)                                                                       1,455,817
   2,345,000     D       Massachusetts State Industrial Finance Agency Revenue, Bradford College,
                            5.625% due 11/1/28                                                                           1,055,250
   1,000,000     AA      Massachusetts State Inverse-Floater, GO, 1.000% due 11/1/17 (e)                                 1,160,160
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        18,554,097
----------------------------------------------------------------------------------------------------------------------------------
Michigan -- 3.0%
   3,000,000     A       Detroit, MI Local Development Finance Authority, (Sub-Tax Increment), ACA-Insured,
                            Series A, 5.500% due 5/1/21                                                                  2,906,310
   1,500,000     AAA     Detroit, MI Water Supply System Revenue, Inverse Floater, FGIC-Insured,
                            8.005% due 7/1/22 (e)                                                                        1,611,930
                         Michigan State Hospital Finance Authority Revenue:
   3,000,000     BBB-       Detroit Medical Center, Series A, 5.250% due 8/15/28                                         2,361,840
   2,500,000     AAA        Inverse-Floater, FSA-Insured, 8.007% due 2/15/22 (e)                                         2,657,325
   3,500,000     Caa2*   Michigan State Strategic Fund Limited Obligation Revenue, Michigan Sugar Co., Series A,
                            6.250% due 11/1/15                                                                           2,135,000
   5,000,000     NR      Michigan State Strategic Fund Reserve Recovery Limited Obligation Revenue,
                            Central Wayne Energy, Series A, 7.000% due 7/1/27 (b)(d)                                     3,000,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        14,672,405
----------------------------------------------------------------------------------------------------------------------------------
Minnesota -- 2.0%
   3,000,000     NR      Minneapolis & St. Paul, MN Metropolitan Airports Community Special Facilities Revenue,
                            (Northwest Airlines Project), Series A, 7.000% due 4/1/25 (b)                                2,354,970
                         Sartell, MN Health Care & Housing Facilities Revenue,
                            (Foundation for Healthcare Project), Series A:

   1,000,000     NR         6.625% due 9/1/29                                                                              925,820
   1,715,000     NR         8.000% due 9/1/30                                                                            1,755,371
                         St. Paul, MN Housing & Redevelopment Authority, Hospital Revenue (Healtheast
                            Project), Series A:
   2,250,000     BBB-++      5.700% due 11/1/15                                                                          1,740,105
   3,545,000     BBB-++      6.625% due 11/1/17                                                                          2,992,299
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,768,565
----------------------------------------------------------------------------------------------------------------------------------
Missouri -- 0.2%
     800,000     AAA     Missouri Development Finance Board Cultural Facilities Revenue, (Nelson Gallery
                            Foundation), Series B, MBIA-Insured, 1.500% due 12/1/31 (f)                                    800,000
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

10  Smith Barney Municipal High Income Fund |
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2002
================================================================================


 FACE
 AMOUNT       RATING(a)                                SECURITY                                                            VALUE
==================================================================================================================================
Montana -- 1.7%
$  7,000,000     B+      Lewis & Clark County, MT Environmental Revenue Facilities, (Asarco Inc. Project),
                            5.850% due 10/1/33 (b)                                                                    $  2,240,000
   6,500,000     NR      Montana State Board Investment Resource Recovery Revenue, (Yellowstone Energy LP
                            Project), 7.000% due 12/31/19 (b)                                                            6,337,890
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,577,890
----------------------------------------------------------------------------------------------------------------------------------
Nevada -- 0.2%
   1,000,000     BBB     Henderson, NV Health Care Facilities Revenue, Catholic Healthcare West,
                            5.125% due 7/1/28                                                                              849,080
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire  -- 0.7%
   1,500,000     BBB-    New Hampshire Health & Educational Facilities Authority Revenue, New Hampshire College,
                            7.500% due 1/1/31                                                                            1,570,260
                         New Hampshire Higher Educational & Health Facilities Authority Revenue:
   1,250,000     BB-        Littleton Hospital Association, Series A, 6.000% due 5/1/28                                    979,463
   1,000,000     BBB-       New Hampshire College, 6.375% due 1/1/27                                                     1,010,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,560,473
----------------------------------------------------------------------------------------------------------------------------------
New Jersey -- 4.4%
     700,000     B1*     Atlantic County, NJ Utilities Authority, Solid Waste Revenue, 7.125% due 3/1/16                   697,305
   5,000,000     B1*     Camden County, NJ Improvement Authority Revenue, (Health Care Redevelopment Project),
                            Cooper Health System, 6.000% due 2/15/27                                                     3,632,250
   2,400,000     BBB-    Hudson County, NJ Improvement Authority, Solid Waste System Revenue,
                            6.000% due 1/1/29                                                                            2,295,120
                         New Jersey EDA:
   4,000,000     NR         Healthcare Facilities Revenue, Sayreville Senior Living, Series A, 6.375% due 4/1/29         1,680,000
   3,750,000     NR         Retirement Community Revenue, Series A, 8.250% due 11/15/30                                  4,027,500
                         New Jersey Healthcare Facility Financing Authority Revenue:
   1,000,000     NR         Raritan Bay Medical Center, 7.250% due 7/1/27                                                1,010,370
   5,000,000     BBB-       Trinitas Hospital Obligation Group, 7.500% due 7/1/30                                        5,325,300
   3,000,000     AAA     New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue,
                            Presidential Plaza, FHA-Insured, Series 1, 7.000% due 5/1/30                                 3,093,690
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        21,761,535
----------------------------------------------------------------------------------------------------------------------------------
New Mexico -- 0.3%
   1,500,000     AAA     New Mexico Finance Authority Revenue, State Office Building Tax, Series A,
                            5.000% due 6/1/20                                                                            1,478,655
----------------------------------------------------------------------------------------------------------------------------------
New York -- 5.2%
   1,000,000     NR      Brookhaven, NY IDA Civic Facilities Revenue, Memorial Hospital Center, Series A,
                            8.250% due 11/15/30                                                                          1,055,290
   1,000,000     NR      Monroe County, NY IDA Civic Facilities Revenue, (Woodland Village Project),
                            8.550% due 11/15/32                                                                          1,051,570
                         New York, NY City Municipal Water Finance Authority Water & Sewer System Revenue:
     900,000     AA         Series C, 1.470% due 6/15/33 (f)                                                               900,000
   1,200,000     AAA        Series G, FGIC-Insured, 1.500% due 6/15/24 (f)                                               1,200,000
                         New York, NY IDA, Civic Facility Revenue:
   2,910,000     NR         Amboy Properties Corp. Project, 6.750% due 6/1/20                                            2,972,507
   2,800,000     NR         Special Needs Facilities Pooled Program, Series A-1, 8.125% due 7/1/19                       2,936,304
     500,000     AAA     New York, NY, SubSeries A, FSA-Insured, 1.500% due 11/1/26 (f)                                    500,000
   3,085,000     AA-     New York State COP, (Hanson Redevelopment Project), 8.375% due 5/1/08                           3,611,548
                         New York State Energy, Research & Development Authority, Electric Facilities
                            Revenue, Series A:
     845,000     A          Pre-Refunded -- Escrowed to maturity with U.S. Treasury Strips to 6/15/02 Call @ 102,
                              7.150% due 12/1/20 (b)                                                                       878,910
   2,215,000     A-         Un-Refunded Balance, 7.150% due 6/1/20 (b)                                                   2,278,770
   2,000,000     NR      Onondaga County, NY IDA, Solid Waste Disposal Facilities Revenue, (Solvay
                            Paperboard LLC Project), 7.000% due 11/1/30 (b)                                              2,088,620

                       See Notes to Financial Statements.

11  Smith Barney Municipal High Income Fund |
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2002
================================================================================


 FACE
 AMOUNT       RATING(a)                                SECURITY                                                            VALUE
==================================================================================================================================
New York -- 5.2% (continued)
$    500,000     NR      Orange County, NY IDA, Civic Facility Revenue, (Adult Homes at Erie Station), Series B,
                            7.000% due 8/1/31                                                                         $    489,025
                         Suffolk County, NY IDA, Civic Facility Revenue, Southhampton Hospital Association:
   3,000,000     NR         Series A, 7.250% due 1/1/30                                                                  2,936,520
   3,000,000     NR         Series B, 7.625% due 1/1/30                                                                  3,040,200
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        25,939,264
----------------------------------------------------------------------------------------------------------------------------------
North Carolina -- 1.1%
                         Charlotte, NC Special Facilities Revenue, Charlotte/Douglas International Airport:
   2,000,000     NR         5.600% due 7/1/27 (b)                                                                          860,060
   2,000,000     NR         US Airways, 7.750% due 2/1/28 (b)                                                              890,160
                         North Carolina Medical Care Community Health Care Facilities Revenue, De Paul
                            Community Facility:
   2,055,000     NR         6.125% due 1/1/28                                                                            1,792,782
   2,000,000     NR         7.625% due 11/1/29                                                                           2,018,080
     100,000     Aa3*    North Carolina Medical Care Community Hospital Revenue, (Lexington Memorial Hospital Project),
                            1.500% due 4/1/10                                                                              100,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,661,082
----------------------------------------------------------------------------------------------------------------------------------
Ohio -- 1.6%
   2,500,000     BBB     Cuyahoga County, OH Hospital Facilities Revenue, (Canton Inc. Project), 7.500% due 1/1/30       2,723,475
                         Ohio State Water Development Authority Revenue, PCR, Series A:
   3,475,000     BBB        Cleveland Electric, 8.000% due 10/1/23 (b)                                                   3,718,181
   1,500,000     BBB        Toledo Edison, 8.000% due 10/1/23 (b)                                                        1,604,970
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,046,626
----------------------------------------------------------------------------------------------------------------------------------
Oklahoma -- 2.0%
   8,000,000     B2*     Oklahoma Development Financing Authority Revenue, Hillcrest Healthcare System A,
                            5.625% due 8/15/29                                                                           5,898,880
   1,925,000     AAA     Oklahoma HFA, Single Family Mortgage, Series B, GNMA-Collateralized,
                            7.997% due 8/1/18 (b)                                                                        2,114,959
   2,200,000     BB      Tulsa, OK Municipal Airport Revenue, American Airlines, 7.350% due 12/1/11                      2,040,258
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10,054,097
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania  -- 10.7%
   4,500,000     Baa3*   Allentown, PA Hospital Authority Revenue, Sacred Heart Hospital of Allentown, Series B,
                            6.750% due 11/15/15                                                                          4,007,250
   1,400,000     NR      Blair County, PA IDA, Revenue, (Village of Pennsylvania State Project), Series A,
                            7.000% due 1/1/34                                                                            1,377,068
   2,125,000     NR      Bucks County, PA IDA, Management Healthcare Facility-Chandler, 6.300% due 5/1/29                1,904,701
      75,000     NR      Chartiers Valley, PA Industrial & Commercial Development Authority Revenue,
                            Asbury Health Center, 6.375% due 12/1/24                                                        68,891
                         Dauphin County, PA General Authority:
   3,295,000     NR         Hotel & Conference Center - Hyatt Regency, 6.200% due 1/1/29                                 2,887,738
   5,000,000     NR         Riverfront Office, 6.000% due 1/1/25                                                         4,743,750
                         Lehigh County, PA General Purpose Authority Revenue:
   3,500,000     NR         First Mortgage-Bible Fellowship Church Home Inc., 7.750% due 11/1/33                         3,470,775
     100,000     A+         St. Lukes Hospital Project, 1.500% due 7/1/31 (f)                                              100,000
   2,500,000     A3*     Luzerne County, PA IDA, Exempt Facility Revenue, (Pennsylvania Gas &  Water Co. Project),
                            Series A, 7.200% due 10/1/17 (b)                                                             2,596,125
                         Montgomery County, PA Higher Education & Health Authority Revenue,
                            Temple Continuing Care Center:
   6,000,000     NR           6.625% due 7/1/19                                                                          5,450,580
   5,000,000     NR           6.750% due 7/1/29                                                                          4,491,700

                       See Notes to Financial Statements.

12  Smith Barney Municipal High Income Fund |
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2002
================================================================================


 FACE
 AMOUNT       RATING(a)                                SECURITY                                                            VALUE
==================================================================================================================================
Pennsylvania -- 10.7% (continued)
                         Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue:
$  1,000,000     A3*        Amtrak Project, Series A, 6.375% due 11/1/41 (b)                                          $  1,008,770
                              National Gypsum Co.:

   5,000,000     NR           Series A, 6.250% due 11/1/27 (b)                                                           3,656,950
   6,000,000     NR           Series B, 6.125% due 11/1/27 (b)                                                           4,313,280
   4,500,000     BBB-       Resource Recovery Revenue, (Colver Project), Series D, 7.125% due 12/1/15 (b)                4,713,660
   4,000,000     BBB        WasteWater Treatment Revenue, Sun Co. Inc., (R&M Project), Series A,
                              7.600% due 12/1/24 (b)                                                                     4,236,440
   4,000,000     NR      Westmoreland County, PA IDA Revenue, Healthcare Facilities Revenue, Series B,
                            8.125% due 11/15/30                                                                          4,142,960
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        53,170,638
----------------------------------------------------------------------------------------------------------------------------------
Rhode Island -- 1.5%
   4,700,000     BBB+    Rhode Island Health & Educational Building Corp. Revenue, Roger Williams General Hospital,
                            5.500% due 7/1/28                                                                            4,197,946
   3,100,000     AA+     Rhode Island Housing & Mortgage Finance Corp., Inverse-Floater, 9.505% due 4/1/24 (e)           3,254,039
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         7,451,985
----------------------------------------------------------------------------------------------------------------------------------
South Carolina -- 3.9%
   1,500,000     BBB-    Greenville County, SC IDR, (Lockheed Aeromod Center Project), 7.200% due 11/1/21(b)             1,538,910
                         Greenville, SC Connector, 2000 Association, Toll Road Revenue:
                            Capital Appreciation, Series B:
  12,500,000     BBB-         Zero coupon due 1/1/28                                                                     1,590,125
  20,250,000     BBB-         Zero coupon due 1/1/30                                                                     2,196,923
   9,900,000     BBB-         Zero coupon due 1/1/36                                                                       666,171
  15,550,000     BBB-         Zero coupon due 1/1/38                                                                       892,415
   5,970,000     BBB-      Southen Connector Porject, Series A, 5.375% due 1/1/38                                        4,545,319
   3,000,000     BBB-    South Carolina Jobs Economic Development Authority Revenue, Myrtle Beach Convention,
                            Series A, 6.625% due 4/1/36                                                                  3,057,750
                         Tobacco Settlement Revenue Management Authority, SC Tobacco Settlement Revenue:
   2,500,000     AA-        Inverse-Floater, 10.316% due 5/15/28 (e)                                                     2,688,350
   2,000,000     A          Series B, 6.375% due 5/15/28                                                                 2,075,340
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        19,251,303
----------------------------------------------------------------------------------------------------------------------------------
South Dakota -- 0.3%
   1,670,000     NR      Oglala Sioux Tribe, SD Tribal Revenue Bond, 7.500% due 7/1/13                                   1,675,428
----------------------------------------------------------------------------------------------------------------------------------
Tennessee -- 0.6%
     300,000     NR      Shelby County, TN Health Educational & Housing Facilities Revenue, 6.875% due 7/1/36            2,847,090
----------------------------------------------------------------------------------------------------------------------------------
Texas -- 7.3%
     200,000     Aa1*    Angelina & Neches River Authority, TX Industrial Development Corp., Solid Waste Revenue,
                            1.550% due 5/1/14 (f)                                                                          200,000
   5,000,000     NR      Austin-Bergstrom Landhost Enterprises Inc., TX Airport Hotel, 6.750% due 4/1/27                 4,625,400
                         Bexar County, TX Housing Financial Corp., Multi-Family Housing Revenue:
   4,970,000     NR         Continental Lady Ester, Series A, 6.875% due 6/1/29                                          4,731,987
   2,360,000     A3*        Nob Hill Apartments Project, Series A, 6.000% due 6/1/31                                     2,274,757
   1,665,000     B1*     Dallas-Fort Worth, TX International Airport Facilities Import Corp. Revenue,
                            American Airlines, Inc., 6.375% due 5/1/35 (b)                                               1,232,100
   1,665,000     NR      Denton County, TX Reclamation & Road District, 8.500% due 6/1/16                                1,676,988
   1,490,000     NR      El Paso County, TX Housing Finance Corp., Multi-Family Housing Revenue,
                            (Sub-Las Lomas Apartments), Series C, 8.375% due 6/1/30                                      1,555,039
  13,000,000     AAA     Houston, TX Hotel Occupancy Tax & Special Revenue, Capital Appreciation Series B,
                            AMBAC-Insured, zero coupon due 9/1/32                                                        2,304,380

                       See Notes to Financial Statements.

13  Smith Barney Municipal High Income Fund /
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2002
================================================================================


 FACE
 AMOUNT       RATING(a)                                SECURITY                                                            VALUE
==================================================================================================================================
Texas -- 7.3% (continued)
$  3,000,000     NR      Midlothian, TX Development Authority Tax Revenue, Increment Contract Revenue,
                            7.825% due 11/15/26                                                                        $ 3,173,100
   1,585,000     BB      Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue, Series A,
                            6.250% due 10/1/17                                                                           1,575,458
                         San Antonio, TX Airport System Revenue, AMBAC-Insured:
   3,000,000     AAA        7.125% due 7/1/06                                                                            3,281,400
   1,000,000     AAA        7.125% due 7/1/08                                                                            1,093,800
   2,000,000     AAA        7.375% due 7/1/13                                                                            2,194,500
                         Texas State Affordable Housing Corp., Multi-Family Housing Revenue:
   1,055,000     Baa3*      Ashton Place & Woodstok, Jr. Bond, Series C, 7.250% due 8/1/33                               1,053,681
   2,200,000     Baa3*      Sub-HIC Arborstone/Baybrook, Series C, 7.250% due 11/1/31                                    2,091,518
   3,000,000     A3*     Travis County Texas Housing Finance Authority, Multi-Family Housing Revenue,
                            (Lakeview Apartments Project), Series A, 6.375% due 1/1/34                                   2,997,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        36,061,858
----------------------------------------------------------------------------------------------------------------------------------
Vermont  -- 0.2%
   1,000,000     NR      Vermont Educational & Health Buildings Financing Agency, Healthcare Facilities,
                            (Copley Manor Project), 6.150% due 4/1/19                                                      748,900
----------------------------------------------------------------------------------------------------------------------------------
Virginia -- 3.3%
   1,740,000     NR      Alexandria, VA Redevelopment & Housing Authority, Multi-Family Housing Revenue,
                            (Parkwood Court Apartments Project), Series C, 8.125% due 4/1/30                             1,774,034
   2,435,000     AAA     Fairfax County, VA Redevelopment & Housing Authority, Multi-Family Housing Revenue,
                            Series A, FHA-Insured, 7.000% due 5/1/26                                                     2,516,719
   2,150,000     NR      Newport News, VA Redevelopment & Housing Authority, Multi-Family Housing Revenue,
                            St. Michael's Apartments, 7.250% due 11/1/28                                                 1,756,571
                         Pocahontas Parkway Association, VA Toll Road Revenue, Capital Appreciation, Series B:
  18,400,000     BBB-       Zero coupon due 8/15/33                                                                      1,251,568
  35,500,000     BBB-       Zero coupon due 8/15/35                                                                      2,036,280
                         Virginia Beach, VA Development Authority, Multi-Family Housing Revenue, Residential Rental:
   2,500,000     NR         Hamptons Project, 7.500% due 10/1/39 (b)                                                     2,417,675
   2,500,000     NR         Mayfair Project, 7.500% due 10/1/39 (b)                                                      2,417,675
   2,000,000     NR      Virginia Beach, VA Development Authority Revenue, Ramada on the Beach,
                            7.000% due 12/1/15                                                                           2,051,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        16,222,022
----------------------------------------------------------------------------------------------------------------------------------
Washington -- 0.4%
   3,315,000     D       Spokane, WA Downtown Foundation Parking Revenue, (River Park Square Project),
                            5.600% due 8/1/19                                                                            1,922,700
----------------------------------------------------------------------------------------------------------------------------------
West Virginia -- 0.8%
   2,000,000     A       Beckley, WV IDR, (Beckley Water Commission Project), 7.000% due 10/1/17 (b)                     2,065,740
   2,000,000     NR      West Virgina Economic Development Authority Communal Development,
                            Revenue, (Stonewall Jackson Project), Series B, 8.000% due 4/1/30                            1,941,240
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,006,980
----------------------------------------------------------------------------------------------------------------------------------
Wisconsin -- 1.4%
                         Wisconsin State Health & Educational Facilities Authority Revenue:
   5,000,000     A-++       Aurora Health Care Inc., Series A, 5.600% due 2/15/29                                       4,621,200
   1,600,000     NR         Benchmark Healthcare Inc. Project, Series A, 6.750% due 12/1/28                                960,000
   1,500,000     BBB+       Marshfield Clinic, Series B, 6.000% due 2/15/25                                              1,488,870
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         7,070,070
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

14  Smith Barney Municipal High Income Fund |
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2002
================================================================================


 FACE
 AMOUNT       RATING(a)                                SECURITY                                                            VALUE
==================================================================================================================================
Wyoming -- 0.3%
$  1,250,000     AA      Wyoming Community Development Authority Housing Revenue, Series 1,
                            7.100% due 6/1/17                                                                         $  1,312,930
----------------------------------------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100%
                         (Cost -- $531,775,672**)                                                                     $494,766,096
==================================================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), which are rated by Moody's Investors Service, Inc. or those identified by a double dagger (++) are rated by Fitch IBCA, Duff & Phelps.
(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c)   Security is segregated for open purchase committments.
(d)   Security is in default.
(e) Inverse floating rate security-coupon varies inversely with level of short-term tax-exempt interest rates.
(f) Variable rate municipal bonds and notes are payable upon not more than seven business days notice.

**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 16 through 18 for definitions of bond ratings and certain security descriptions.

                       See Notes to Financial Statements.

15  Smith Barney Municipal High Income Fund |
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A      -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB    -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, -- Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as
CCC       predominantly speculative with respect to capacity to pay interest and and CC repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, CCC and CC, the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D      -- Bonds rated "D" are in default and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Ca", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     -- Bonds rated "Aa" are judged to be of high quality by all standards.
          Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A      -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

16  Smith Barney Municipal High Income Fund /
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Bond Ratings (unaudited) (continued)
================================================================================

Baa    -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba     -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B      -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa    -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Ca     -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Fitch IBCA, Duff &Phelps ("Fitch") -- Rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major ratings categories.

A      -- Bonds rated "A" are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

BBB    -- Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

NR     -- Indicates that the bond is not rated by Standard & Poor's, Moody's or Fitch.

================================================================================
Short-Term Security Ratings (unaudited)
================================================================================

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 -- Moody's highest rating for issues having demand feature -- VRDO.

P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG1 rating.

17  Smith Barney Municipal High Income Fund /
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Security Descriptions (unaudited)
================================================================================

ABAG        -- Association of Bay Area Governments
ACA         -- American Capital Assurance
AIG         -- American International Guaranty
AMBAC       -- AMBAC Indemnity Corporation
BAN         -- Bond Anticipation Notes
BIG         -- Bond Investors Guaranty
CGIC        -- Capital Guaranty Insurance Company
CHFCLI      -- California Health Facility Construction Loan Insurance
CONNIE LEE  -- College Construction Loan Association
COP         -- Certificate of Participation
EDA         -- Economic Development Authority
ETM         -- Escrowed to Maturity
FAIRS       -- Floating Adjustable Interest Rate Securities
FGIC        -- Financial Guaranty Insurance Company
FHA         -- Federal Housing Administration
FHLMC       -- Federal Home Loan Mortgage Corporation
FNMA        -- Federal National Mortgage Association
FRTC        -- Floating Rate Trust Certificates
FSA         -- Federal Savings Association
GIC         -- Guaranteed Investment Contract
GNMA        -- Government National Mortgage Association
GO          -- General Obligation
HDC         -- Housing Development Corporation
HFA         -- Housing Finance Authority
IDA         -- Industrial Development Agency
IDB         -- Industrial Development Board
IDR         -- Industrial Development Revenue
IFA         -- Industrial Finance Authority
INFLOS      -- Inverse Floaters
LOC         -- Letter of Credit
MBIA        -- Municipal Bond Investors Assurance Corporation
MVRICS      -- Municipal Variable Rate Inverse Coupon Security
PCR         -- Pollution Control Revenue
RAN         -- Revenue Anticipation Notes
RIBS        -- Residual Interest Bonds
RITES       -- Residual Interest Tax-Exempt Securities
SYCC        -- Structured Yield Curve Certificate
TAN         -- Tax Anticipation Notes
TECP        -- Tax-Exempt Commercial Paper
TOB         -- Tender Option Bonds
TRAN        -- Tax and Revenue Anticipation Notes
VA          -- Veterans Administration
VRWE        -- Variable Rate Wednesday Demand

18  Smith Barney Municipal High Income Fund /
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities (unaudited)                 January 31, 2002
================================================================================


ASSETS:
     Investments, at value (Cost -- $531,775,672)                        $ 494,766,096
     Interest receivable                                                     7,573,738
     Receivable for securities sold                                          1,038,940
     Receivable for Fund shares sold                                           438,519
     Other receivables                                                         590,000
--------------------------------------------------------------------------------------
     Total Assets                                                          504,407,293
--------------------------------------------------------------------------------------

LIABILITIES:
     Payable for securities purchased                                        3,333,641
     Payable to bank                                                         2,607,068
     Investment advisory fee payable                                           206,999
     Administration fee payable                                                 90,923
     Distribution fees payable                                                  51,702
     Payable for Fund shares purchased                                              23
     Accrued expenses                                                           12,883
--------------------------------------------------------------------------------------
     Total Liabilities                                                       6,303,239
--------------------------------------------------------------------------------------
Total Net Assets                                                         $ 498,104,054
======================================================================================

NET ASSETS:
     Par value of shares of beneficial interest                          $      32,414
     Capital paid in excess of par value                                   540,454,426
     Undistributed net investment income                                     1,251,985
     Accumulated net realized loss from security transactions               (6,625,195)
     Net unrealized depreciation of investments                            (37,009,576)
--------------------------------------------------------------------------------------
Total Net Assets                                                         $ 498,104,054
======================================================================================
Shares Outstanding:
     Class A                                                                24,213,117
     ---------------------------------------------------------------------------------
     Class B                                                                 6,534,833
     ---------------------------------------------------------------------------------
     Class L                                                                 1,665,845
     ---------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                      $       15.37
     ---------------------------------------------------------------------------------
     Class B *                                                           $       15.37
     ---------------------------------------------------------------------------------
     Class L **                                                          $       15.36
     ---------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
     Class A (net asset value plus 4.17% of net asset value per share)   $       16.01
     ---------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)   $       15.52
======================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 3).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.

19  Smith Barney Municipal High Income Fund /
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Statement of Operations (unaudited)    For the Six Months Ended January 31, 2002
================================================================================

INVESTMENT INCOME:
     Interest                                                      $ 18,731,298
--------------------------------------------------------------------------------

EXPENSES:
     Investment advisory fee (Note 3)                                 1,029,855
     Distribution fees (Note 3)                                         728,097
     Administration fee (Note 3)                                        514,928
     Shareholder and system servicing fees                               62,664
     Audit and legal                                                     21,343
     Shareholder communications                                          12,696
     Trustees' fees                                                      11,776
     Custody                                                              5,888
     Other                                                               23,634
--------------------------------------------------------------------------------
     Total Expenses                                                   2,410,881
--------------------------------------------------------------------------------
Net Investment Income                                                16,320,417
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTE 4):
     Realized Loss From Security Transactions
     (excluding short-term securities):
        Proceeds from sales                                          74,428,562
        Cost of securities sold                                      76,718,915
--------------------------------------------------------------------------------
     Net Realized Loss                                               (2,290,353)
--------------------------------------------------------------------------------
     Increase in Net Unrealized Depreciation (Note 1)               (12,701,566)
--------------------------------------------------------------------------------
Net Loss on Investments                                             (14,991,919)
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $  1,328,498
================================================================================

                       See Notes to Financial Statements.

20  Smith Barney Municipal High Income Fund /
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets

================================================================================

For the Six Months Ended January 31, 2002 (unaudited) and the Year Ended July 31, 2001


                                                                               2002             2001
====================================================================================================
OPERATIONS:
     Net investment income                                            $  16,320,417    $  31,516,712
     Net realized loss                                                   (2,290,353)      (4,241,505)
     (Increase) decrease in net unrealized depreciation                 (12,701,556)       4,780,466
----------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                               1,328,498       32,055,673
----------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE2):
     Net investment income                                              (15,992,475)     (30,849,135)
----------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders          (15,992,475)     (30,849,135)
----------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 6):
     Net proceeds from sale of shares                                    59,180,777      146,098,467
     Net asset value of shares issued for reinvestment of dividends       8,465,867       16,878,133
     Cost of shares reacquired                                          (62,645,039)    (162,157,087)
----------------------------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions                  5,001,605          819,513
----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                        (9,662,372)       2,026,051

NET ASSETS:
     Beginning of period                                                507,766,426      505,740,375
----------------------------------------------------------------------------------------------------
     End of period*                                                   $ 498,104,054    $ 507,766,426
====================================================================================================
* Includes undistributed net investment income of:                    $   1,251,985    $     667,577
====================================================================================================

                       See Notes to Financial Statements.

21  Smith Barney Municipal High Income Fund /
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

The Smith Barney Municipal High Income Fund ("Fund"), a separate investment fund of the Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Exchange Reserve Fund, Smith Barney Premium Total Return Fund, Smith Barney High Income Fund, Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Balanced Fund and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) direct expenses are charged to each class; management fees and general Fund expenses are allocated on the basis of relative net assets of each class; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised Audit and Accounting Guide for Investment Companies ("Guide"). This revised version is effective for financial statements issued for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize premium and all discounts on all fixed-income securities. The Fund elected to adopt this requirement effective August 1, 2001. This change does not affect the Fund's net asset value, but does change the classification of certain amounts in the statement of operations. For the six months ended January 31, 2002, interest income increased by $91,102, net realized loss increased by $3,718 and the change in net unrealized depreciation of investments increased by $87,384. In addition, the Fund recorded an adjustment to increase the cost of securities and increase accumulated undistributed net investment income by $256,466 to reflect the cumulative effect of this change up to the date of the adoption.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy requirements that allow interest from municipal securities, which is exempt from regular Federal income tax and from certain states' income taxes, to retain its exempt-interest status when distributed to the shareholders of the Fund.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. Additional taxable distributions may be made if necessary to avoid a Federal excise tax.

22  Smith Barney Municipal High Income Fund /
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

3. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.40% of the average daily net assets. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

Travelers Bank & Trust, fsb. ("TB&T"), formerly known as Citi Fiduciary Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. TB&T receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by TB&T. During the six months ended January 31, 2002, the Fund paid transfer agent fees of $82,138 to TB&T.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the Fund's distributor. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group.

There are maximum initial sales charges of 4.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase and thereafter declines by 0.50% the first year after purchase and by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2002, SSB received sales charges of approximately $167,000 and $56,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended January 31, 2002, CDSCs paid to SSB were approximately:

                                                   Class B            Class L
================================================================================
CDSCs                                              $14,000            $30,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rates of 0.50% and 0.55% of the average daily net assets of each class, respectively. For the six months ended January 31, 2002, total Distribution Plan fees incurred were:

                                      Class A         Class B         Class L
================================================================================
Distribution Plan Fees               $284,707        $359,215         $84,175
================================================================================

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

4. Investments

During the six months ended January 31, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $ 77,197,634
--------------------------------------------------------------------------------
Sales                                                                 74,428,562
================================================================================

At January 31, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 13,532,554
Gross unrealized depreciation                                       (50,542,130)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $(37,009,576)
================================================================================


23  Smith Barney Municipal High Income Fund /
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

5. Capital Loss Carryforward

At July 31, 2001, the Fund had, for Federal income tax purposes, a capital loss carryforward of approximately $1,032,000, available to offset future capital gains through July 31, 2009. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

6. Shares of Beneficial Interest

At January 31, 2002, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At January 31, 2002, total paid-in capital amounted to the following for each class:

                                 Class A            Class B            Class L
================================================================================
Total Paid-in Capital         $408,644,354       $105,179,414        $26,663,072
================================================================================

Transactions in shares of each class were as follows:


                                       Six Months Ended                       Year Ended
                                       January 31, 2002                     July 31, 2001
                                ------------------------------     -----------------------------
                                   Shares           Amount           Shares           Amount
================================================================================================
Class A

Shares sold                      2,511,401       $ 39,600,081       6,914,623     $ 109,000,472
Shares issued on reinvestment      426,317          6,677,308         763,523        12,003,784
Shares reacquired               (1,972,104)       (31,002,459)     (3,620,245)      (57,029,915)
------------------------------------------------------------------------------------------------
Net Increase                       965,614       $ 15,274,930       4,057,901     $  63,974,341
================================================================================================
Class B
Shares sold                        796,669       $ 12,588,689       1,305,808     $  20,577,206
Shares issued on reinvestment       95,101          1,491,685         291,121         4,585,685
Shares reacquired               (1,889,413)       (29,785,879)     (6,576,210)     (103,771,548)
------------------------------------------------------------------------------------------------
Net Decrease                      (997,643)      $(15,705,505)     (4,979,281)    $ (78,608,657)
================================================================================================
Class L
Shares sold                        443,008       $  6,992,007       1,050,079     $  16,520,789
Shares issued on reinvestment       18,958            296,874          18,411           288,664
Shares reacquired                 (119,121)        (1,856,701)        (86,142)       (1,355,624)
------------------------------------------------------------------------------------------------
Net Increase                       342,845       $  5,432,180         982,348     $  15,453,829
================================================================================================

24  Smith Barney Municipal High Income Fund /
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class A Shares                                 2002(1)(2)     2001(2)     2000(2)      1999(2)       1998        1997
========================================================================================================================
Net Asset Value, Beginning of Period           $  15.82      $  15.78    $  16.98     $  17.96     $  18.07    $  17.31
------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                         0.52          1.03        0.92         0.92         0.95        0.97
  Net realized and unrealized gain (loss)(3)      (0.47)         0.01       (1.12)       (0.55)        0.19        0.77
------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.05          1.04       (0.20)        0.37         1.14        1.74
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.50)        (1.00)      (0.95)       (0.92)       (0.98)      (0.98)
  Net realized gains                                 --            --       (0.05)       (0.43)       (0.27)         --
------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.50)        (1.00)      (1.00)       (1.35)       (1.25)      (0.98)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $  15.37      $  15.82    $  15.78     $  16.98     $  17.96    $  18.07
------------------------------------------------------------------------------------------------------------------------
Total Return                                       0.32%++       6.84%      (1.00)%       2.06%        6.54%      10.40%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $    372      $    368    $    303     $    289     $    268    $    254
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         0.80%+        0.82%       0.84%        0.82%        0.83%       0.83%
  Net investment income(3)                         6.48+         6.50        6.13         5.21         5.24        5.52
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              15%           29%         29%          50%          84%         51%
========================================================================================================================

(1)   For the six months ended January 31, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   Without the adoption of the change in the accounting method discussed in
      Note 1, for the six months ended January 31, 2002, those amounts would have been $0.51, $0.46 and 6.44% for net investment income, net realized and unrealized loss and ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

25  Smith Barney Municipal High Income Fund /
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class B Shares                                 2002(1)(2)     2001(2)     2000(2)      1999(2)       1998        1997
=======================================================================================================================
Net Asset Value, Beginning of Period           $ 15.82       $ 15.79     $ 16.99      $ 17.98      $ 18.09     $ 17.32
-----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                        0.47          0.92        1.18         0.83         0.86        0.89
  Net realized and unrealized gain (loss)(3)     (0.45)         0.04       (1.46)       (0.56)        0.19        0.77
-----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.02          0.96       (0.28)        0.27         1.05        1.66
-----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          (0.47)        (0.93)      (0.87)       (0.83)       (0.89)      (0.89)
  Net realized gains                                --            --       (0.05)       (0.43)       (0.27)         --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.47)        (0.93)      (0.92)       (1.26)       (1.16)      (0.89)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $ 15.37       $ 15.82     $ 15.79      $ 16.99      $ 17.98     $ 18.09
-----------------------------------------------------------------------------------------------------------------------
Total Return                                      0.08%++       6.25%      (1.52)%       1.48%        6.01%       9.89%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $   100       $   119     $   198      $   353      $   471     $   562
-----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                        1.33%+        1.32%       1.34%        1.31%        1.32%       1.32%
  Net investment income(3)                        5.94+         5.96        5.59         4.70         4.75        5.04
-----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             15%           29%         29%          50%          84%         51%
=======================================================================================================================

(1)   For the six months ended January 31, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   Without the adoption of the change in the accounting method discussed in
      Note 1, for the six months ended January 31, 2002, those amounts would have been $0.46, $0.44 and 5.90% for net investment income, net realized and unrealized loss and ratio of net investment income to average net assets, respectively, Per share, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

26  Smith Barney Municipal High Income Fund /
                                         2002 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class L Shares                                 2002(1)(2)     2001(2)     2000(2)      1999(2)       1998(3)     1997
=======================================================================================================================
Net Asset Value, Beginning of Period           $  15.80      $  15.76    $  16.96     $  17.95     $  18.07    $  17.31
------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(4)                         0.48          0.94        0.70         0.81         0.87        0.88
  Net realized and unrealized gain (loss)(4)      (0.46)         0.01       (1.00)       (0.55)        0.16        0.77
------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.02          0.95       (0.30)        0.26         1.03        1.65
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.46)        (0.91)      (0.85)       (0.82)       (0.88)      (0.89)
  Net realized gains                                 --            --       (0.05)       (0.43)       (0.27)         --
------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.46)        (0.91)      (0.90)       (1.25)       (1.15)      (0.89)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $  15.36      $  15.80    $  15.76     $  16.96     $  17.95    $  18.07
------------------------------------------------------------------------------------------------------------------------
Total Return                                       0.09%++       6.21%      (1.61)%       1.42%        5.91%       9.79%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $ 25,586      $ 20,906    $  5,360     $  3,122     $  1,869    $    752
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         1.32%+        1.35%       1.44%        1.44%        1.42%       1.40%
  Net investment income(4)                         5.98+         6.01        5.57         4.62         4.64        4.94
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              15%           29%         29%          50%          84%         51%
========================================================================================================================

(1)   For the six months ended January 31, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   On June 12, 1998, Class C shares were renamed Class L shares.
(4)   Without the adoption of the change in the accounting method discussed in
      Note 1, for the six months ended January 31, 2002, those amounts would have been $0.47, $0.45 and 5.94% for net investment income, net realized and unrealized loss and ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


27  Smith Barney Municipal High Income Fund /
                                         2002 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
       SMITH BARNEY
MUNICIPAL HIGH INCOME FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TRUSTEES

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
Richard E. Hanson, Jr.
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

OFFICERS

Heath B. McLendon
President and

Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Peter M. Coffey
Vice President

Anthony Pace
Controller

Christina T. Sydor
Secretary

INVESTMENT ADVISER

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Salomon Smith Barney Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Travelers Bank & Trust, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Smith Barney Municipal High Income Fund

--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of Smith Barney Income Funds -- Smith Barney Municipal High Income Fund, but it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after April 30, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY MUNICIPAL HIGH INCOME FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds

       SALOMON SMITH BARNEY
---------------------------
A member of citigroup[LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

FD02173 3/02

--------------------------------------------------------------------------------

     ---------------------------------------------------------------------
                                  SMITH BARNEY

                             TOTAL RETURN BOND FUND

     ---------------------------------------------------------------------

             CLASSIC SERIES / SEMI-ANNUAL REPORT / JANUARY 31, 2002

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(SM)

     ---------------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
     ---------------------------------------------------------------------

[LOGO] Classic Series

--------------------------------------------------------------------------------

Semi-Annual Report o January 31, 2002

SMITH BARNEY
TOTAL RETURN BOND FUND

[PHOTO OMITTED]

JOSEPH P. DEANE
PORTFOLIO MANAGER

--------------------------------------------------------------------------------
JOSEPH P. DEANE
--------------------------------------------------------------------------------

Joseph P. Deane has more than 32 years of securities business experience and has been managing the Fund since its inception.

Education: BA in History from Iona College

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to maximize total return consisting of capital appreciation and income by investing primarily in securities issued by the U.S. government, its agencies and instrumentalities and high-grade mortgage-related securities. It also invests in investment-grade corporate debt, taxable municipals and asset-backed securities.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
--------------------------------------------------------------------------------
February 27, 1998

MANAGER TENURE
--------------------------------------------------------------------------------
30 Years

MANAGER INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
32 Years

                                           CLASS A      CLASS B      CLASS L
--------------------------------------------------------------------------------
NASDAQ                                      TRBAX        TRBBX        SBTLX
--------------------------------------------------------------------------------
INCEPTION                                  2/27/98      2/27/98      2/27/98
--------------------------------------------------------------------------------

Average Annual Total Returns as of January 31, 2002*

                                      Without Sales Charges(1)

                            Class A            Class B            Class L
--------------------------------------------------------------------------------
Six-Month+                   2.63%              2.27%              2.30%
--------------------------------------------------------------------------------
One-Year                     8.77               8.23               8.27
--------------------------------------------------------------------------------
Since Inception++            5.38               4.82               4.88
--------------------------------------------------------------------------------

                                       With Sales Charges(2)

                            Class A            Class B            Class L
--------------------------------------------------------------------------------
Six-Month+                  (1.97)%            (2.20)%             0.31%
--------------------------------------------------------------------------------
One-Year                     3.86               3.73               6.19
--------------------------------------------------------------------------------
Since Inception++            4.15               4.40               4.60
--------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 4.50% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception date for Class A, B and L shares is February 27, 1998.

--------------------------------------------------------------------------------

What's Inside

Letter to Our Shareholders                                                     1

Historical Performance                                                         3

Fund at a Glance                                                               5

Schedule of Investments                                                        6

Statement of Assets and Liabilities                                           11

Statement of Operations                                                       12

Statements of Changes in Net Assets                                           13

Notes to Financial Statements                                                 14

Financial Highlights                                                          18

[LOGO] Smith Barney
       Mutual Funds

Your Serious Money. Professionally Managed.(SM)

--------------------------------------------------------------------------------
  Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
--------------------------------------------------------------------------------

Dear Shareholder,

We are pleased to provide the semi-annual report for the Smith Barney Total Return Bond Fund ("Fund") for the period ended January 31, 2002. In this report we summarize the period's prevailing economic and market conditions and outlined our investment strategy. A detailed summary of the Fund's performance and current holdings can be found in the appropriate sections that follow. We hope that you find this report to be useful and informative.

Performance Update

During the period, the Fund's Class A shares, without sales charges, returned 2.63%. In comparison, the Merrill Lynch U.S. Corporate & Government 10+ Years Index ("Merrill Lynch Index")(1) returned 2.56% for the same period. Past performance is not indicative of future results.

Investment Strategy

The Fund seeks to maximize total return consisting of capital appreciation and income, and invests primarily in the following types of fixed-income securities:

      . Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      . High-grade mortgage-related securities issued by various governmental and non-governmental entities;

      .     Investment-grade(2) corporate debt securities;

      .     Investment-grade taxable municipal securities; and

      .     Investment-grade asset-backed securities.

The Fund may invest in securities of any maturity, and its effective portfolio maturity will vary based on the manager's outlook for interest rates.

Economic Overview

It seems most investors expected the U.S. Federal Reserve Board ("Fed") would drop short-term interest rates significantly and inject massive amounts of money into the system -- both of which occurred. Most investors also thought Congress would initiate a fiscal stimulus. However, because of politics, regardless of Democratic or Republican affiliation, a fiscal stimulus bill did not pass.

There has been a great deal of talk about where the economy is headed, and one of the prognostications is that economic recovery itself may be slow, very protracted and take years to fully evolve. We do not really agree with this line of thinking, even though Congress did not pass a fiscal stimulus package. We think when the economy begins to recover it will be somewhat of a slow process initially. However, unlike the conventional wisdom that currently exists, we believe that once an economic recovery starts rolling, this recovery a year or a year and a half from now will probably be a lot more powerful than people expect. We believe the economic bottom has been reached.

----------
(1) The Merrill Lynch Index is a broad measure of the performance of U.S. Government and corporate fixed-rate debt issues with maturities greater than 10 years. Please note that an investor cannot invest directly in an index.

(2) Investment-grade bonds are those rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. and AAA, AA, A and BBB by Standard & Poor's Ratings Service, or that have an equivalent rating by a nationally recognized statistical rating organization, or are determined by the manager to be of equivalent quality.

1  Smith Barney Total Return Bond Fund | 2002 Semi-Annual Report to Shareholders

Bond Market Update

When the U.S. Treasury announced it would no longer issue the 30-year bond on October 31, 2001, there was an almost immediate and spectacular rally in longer-term U.S. Treasury securities. To a lesser degree this rally also included longer-term corporate and municipal bonds. In fact, the yield of the 30-year U.S. Treasury bond fell from about a 5.13% to as low as a 4.65% yield in approximately 3 days. Remember that bond yields move in inverse proportion to bond prices. We believe this was probably one of the most pronounced short squeezes in the history of the U.S. Treasury market.

Overall the bond market has experienced a couple of really good years. More specifically, in January municipal bonds were trading in the longer end of the yield curve(3) at about 95% or 96% of the U.S. Treasury market, which we think is extremely cheap. We believe both municipal and corporate bonds probably have more upside capital appreciation potential than U.S. Treasuries, but we believe U.S. Treasuries also have some room to appreciate.

Market Outlook

We maintain an optimistic viewpoint for at least the first three to five months of 2002. After that, we will take a wait-and-see attitude but we may be a little bit more cautious than we are right now. Our guess is that from May on through the balance of this year, long-term rates will probably back up a little bit irrespective of the Fed's actions. Once the prospect of an economic recovery becomes more likely, we believe the stock market may begin to appreciate and bond market prices may peak.

Thank you for your investment in the Smith Barney Total Return Bond Fund. We look forward to continuing to help you meet your investment objectives.

Sincerely,


/s/ Heath McLendon                     /s/ Joseph P. Deane

Heath B. McLendon                      Joseph P. Deane
Chairman                               Vice President and Investment Officer

February 20, 2002

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 6 through 8 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of January 31, 2002 and is subject to change.

----------
(3) The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

2  Smith Barney Total Return Bond Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Historical Performance -- Class A Shares

================================================================================

                                 Net Asset Value

                             ----------------------
                             Beginning       End       Income          Total
Period Ended                 of Period    of Period   Dividends      Returns(1)+
================================================================================
1/31/02                       $11.08        $11.03     $0.34           2.63%++
--------------------------------------------------------------------------------
7/31/01                        10.34         11.08      0.74          14.83
--------------------------------------------------------------------------------
7/31/00                        10.67         10.34      0.68           3.40
--------------------------------------------------------------------------------
7/31/99                        11.53         10.67      0.68          (1.79)
--------------------------------------------------------------------------------
Inception* -- 7/31/98          11.46         11.53      0.23           2.64++
================================================================================
Total                                                  $2.67
================================================================================

===============================================================================
Historical Performance -- Class B Shares

===============================================================================

                                 Net Asset Value

                             ----------------------
                             Beginning       End       Income          Total
Period Ended                 of Period    of Period   Dividends      Returns(1)+
================================================================================
1/31/02                       $11.08        $11.02     $0.31           2.27%++
--------------------------------------------------------------------------------
7/31/01                        10.34         11.08      0.69          14.26
--------------------------------------------------------------------------------
7/31/00                        10.67         10.34      0.62           2.83
--------------------------------------------------------------------------------
7/31/99                        11.53         10.67      0.62          (2.29)
--------------------------------------------------------------------------------
Inception* -- 7/31/98          11.46         11.53      0.21           2.48++
================================================================================
Total                                                  $2.45
================================================================================

===============================================================================
Historical Performance -- Class L Shares

===============================================================================

                                 Net Asset Value

                             ----------------------
                             Beginning       End       Income          Total
Period Ended                 of Period    of Period   Dividends      Returns(1)+
================================================================================
1/31/02                       $11.08        $11.02     $0.31           2.30%++
--------------------------------------------------------------------------------
7/31/01                        10.34         11.08      0.69          14.30
--------------------------------------------------------------------------------
7/31/00                        10.67         10.34      0.63           2.89
--------------------------------------------------------------------------------
7/31/99                        11.53         10.67      0.62          (2.24)
--------------------------------------------------------------------------------
Inception* -- 7/31/98          11.46         11.53      0.21           2.49++
================================================================================
Total                                                  $2.46
================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

3  Smith Barney Total Return Bond Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Average Annual Total Returns+
================================================================================

                                                 Without Sales Charges(1)
                                       -----------------------------------------
                                        Class A         Class B         Class L
================================================================================
Six Months Ended 1/31/02++               2.63%           2.27%           2.30%
--------------------------------------------------------------------------------
Year Ended 1/31/02                       8.77            8.23            8.27
--------------------------------------------------------------------------------
Inception* through 1/31/02               5.38            4.82            4.88
================================================================================

                                                  With Sales Charges(2)
                                       -----------------------------------------
                                        Class A         Class B         Class L
================================================================================
Six Months Ended 1/31/02++              (1.97)%         (2.20)%          0.31%
--------------------------------------------------------------------------------
Year Ended 1/31/02                       3.86            3.73            6.19
--------------------------------------------------------------------------------
Inception* through 1/31/02               4.15            4.40            4.60
================================================================================

================================================================================
Cumulative Total Returns+
================================================================================

                                                   Without Sales Charges(1)
================================================================================
Class A (Inception* through 1/31/02)                         22.85%
--------------------------------------------------------------------------------
Class B (Inception* through 1/31/02)                         20.32
--------------------------------------------------------------------------------
Class L (Inception* through 1/31/02)                         20.55
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charge of 4.50% and 1.00%, respectively. Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

* Inception date for Class A, B and L shares is February 27, 1998.

+ The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

++ Total return is not annualized, as it may not be representative of the total return for the year.

4  Smith Barney Total Return Bond Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Smith Barney Total Return Bond Fund at a Glance (unaudited)
================================================================================

Growth of $10,000 Invested in Class A, B and L Shares of the Smith Barney Total Return Bond Fund vs. Merrill Lynch U.S. Corporate & Government 10+ Years Index+

                          February 1998 -- January 2002

   [The following table was depicted as a line graph in the printed material.]


                Smith Barney Total   Smith Barney Total   Smith Barney Total       Merrill Lynch U.S.
                 Return Bond Fund     Return Bond Fund     Return Bond Fund     Corporate & Government
                  Class A Shares       Class B Shares       Class L Shares         10+ Years Index
                ------------------   ------------------   ------------------    ----------------------
Feb 27, 1998           9550                 10000                 9896                     10000
    Jul 1998           9803                 10248                10143                     10521
    Jul 1999           9628                 10013                 9916                      9915
    Jul 2000           9955                 10297                10202                     10612
    Jul 2001          11431                 11765                11662                     12034
Jan 31, 2002          11732                 11840                11930                     12342


+ Hypothetical illustration of $10,000 invested in Class A, B and L shares on February 27, 1998 (inception date), assuming deduction of the maximum sales charge of 4.50% and 1.00% at the time of investment for Class A and L shares, respectively; the deduction of the 4.50% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at the net asset value through January 31, 2002. The Merrill Lynch U.S. Corporate & Government 10+ Years Index is a total return index consisting of U.S. government agencies, Treasury securities and all investment-grade corporate-debt securities with maturities of ten years or more. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

--------------------------------------------------------------------------------
                           Industry Diversification*++

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   [The following table was depicted as a bar chart in the printed material.]

                          7.7%    Automotive
                          7.6%    Chemicals
                         10.4%    Diversified Manufacturing
                         13.3%    Food and Beverage
                         14.0%    Insurance
                          4.2%    Machinery
                          5.3%    Multi-Media
                          7.3%    Retail
                          8.0%    Telecommunications
                          8.2%    Utilities
                         14.0%    Other

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            Investment Breakdown**++

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   [The following table was depicted as a pie chart in the printed material.]

                         41.7%    Municipal Bonds

                            3.5% Repurchase Agreement

                         54.8% Corporate Bonds and Notes

--------------------------------------------------------------------------------

* As a percentage of total corporate bonds and notes. ** As a percentage of total investments.

++ Please note that the Fund's holdings are as of January 31, 2002 and are subject to change.

5  Smith Barney Total Return Bond Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited)                             January 31, 2002
================================================================================


    FACE

   AMOUNT          Rating(a)                           SECURITY                                                            VALUE
==================================================================================================================================
CORPORATE BONDS AND NOTES -- 54.8%

Aerospace/Defense -- 2.3%
$  1,250,000       A+         Boeing Capital Corp., Sr. Notes, 6.100% due 3/1/11                                      $  1,222,991
     775,000       A          Rockwell International Corp., Debentures, 6.700% due 1/15/28                                 700,256
   1,500,000       A+         United Technologies Corp., Debentures, 8.750% due 3/1/21                                   1,838,306
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,761,553

----------------------------------------------------------------------------------------------------------------------------------
Automotive -- 4.2%
   4,775,000       BBB+       Ford Motor Co., Debentures, 8.875% due 1/15/22                                             5,141,658
   1,480,000       A3*        General Motors Corp., Debentures, 9.400% due 7/15/21                                       1,717,183
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,858,841

----------------------------------------------------------------------------------------------------------------------------------
Chemicals -- 4.1%
   5,000,000       BB         Lyondell Chemical Co., Debentures, 9.800% due 2/1/20                                       4,750,000
   2,000,000       A          PPG Industries Inc., Debentures, 7.400% due 8/15/19                                        1,992,450
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,742,450

----------------------------------------------------------------------------------------------------------------------------------
Consumer Products and Services -- 1.6%
   2,600,000       AA-        The Procter & Gamble Co., Debentures, 6.450% due 1/15/26                                   2,598,484
----------------------------------------------------------------------------------------------------------------------------------
Diversified Manufacturing -- 5.7%
   6,670,000       BBB-       FMC Corp., Medium-Term Notes, Series A, 7.000% due 5/15/08                                 6,608,849
   2,475,000       A2*        Philip Morris Cos. Inc., Debentures, 7.750% due 1/15/27                                    2,633,140
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,241,989

----------------------------------------------------------------------------------------------------------------------------------
Energy -- 1.5%
     200,000       A-         Halliburton Co., Debentures, 8.750% due 2/15/21                                              167,853
   1,775,000       A          ONEOK, Inc., Debentures, 6.875% due 10/1/28                                                1,694,369
     500,000       A-         Transocean Sedco Forex Inc., Debentures, 8.000% due 4/15/27                                  516,204
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         2,378,426

----------------------------------------------------------------------------------------------------------------------------------
Financial Services -- 0.7%
   1,000,000       A1*        Bank One Corp., Sub. Debentures, 7.625% due 10/15/26                                       1,078,244
----------------------------------------------------------------------------------------------------------------------------------
Food and Beverage -- 7.3%
                              Coca-Cola Enterprises Inc., Debentures:
   5,300,000       A            6.750% due 9/15/23                                                                       5,408,661
   1,000,000       A            6.750% due 9/15/28                                                                       1,020,449
   5,775,000       BBB        Tyson Foods, Inc., Notes, 7.000% due 5/1/18                                                5,409,864
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        11,838,974

----------------------------------------------------------------------------------------------------------------------------------
Healthcare -- 0.5%
     725,000       AAA        Bristol-Myers Squibb Co., Debentures, 6.800% due 11/15/26                                    769,610
----------------------------------------------------------------------------------------------------------------------------------
Insurance -- 7.6%
   7,775,000       Baa2*      CNA Financial Corp., Notes, 6.950% due 1/15/18                                             5,428,979
   6,425,000       Aa2*       Lion Connecticut Holdings Inc., Guaranteed Debentures, 7.625% due 8/15/26                  6,999,928
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        12,428,907

----------------------------------------------------------------------------------------------------------------------------------
Machinery -- 2.3%
   2,750,000       A+         Caterpillar Inc., Notes, 6.625% due 7/15/28                                                2,769,159
   1,000,000       A+         Dover Corp., Notes, 6.500% due 2/15/11                                                     1,029,908
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,799,067

----------------------------------------------------------------------------------------------------------------------------------
Metals/Mining -- 0.6%
   1,000,000       A+         Alcoa Inc., Notes, 6.750% due 1/15/28                                                        999,790
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

6  Smith Barney Total Return Bond Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2002
================================================================================


    FACE

   AMOUNT          Rating(a)                           SECURITY                                                            VALUE
==================================================================================================================================
Multi-Media -- 2.9%
$  4,250,000       A-         Viacom Inc., Guaranteed Sr. Debentures, 7.875% due 7/30/30                              $  4,685,489
----------------------------------------------------------------------------------------------------------------------------------
Retail -- 4.0%
     750,000       BBB-       J.C. Penney Co., Inc., Debentures, 7.650% due 8/15/16                                        648,532
   5,300,000       A-         Sears Roebuck Acceptance Corp., Bonds, 7.500% due 10/15/27                                 5,359,673
     500,000       A+         Target Corp., Debentures, 6.750% due 1/1/28                                                  513,071
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,521,276

----------------------------------------------------------------------------------------------------------------------------------
Telecommunications -- 4.4%
     500,000       Aa3*       BellSouth Capital Funding Corp., Debentures, 7.875% due 2/15/30                              580,142
     500,000       Aa2*       BellSouth Telecommunications, Inc., Debentures, 6.375% due 6/1/28                            488,092
   4,775,000       A3*        Motorola, Inc., Debentures, 6.500% due 11/15/28                                            3,812,575
   2,000,000       A+         Verizon Global Funding Corp., Notes, 7.750% due 12/1/30                                    2,250,886
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         7,131,695

----------------------------------------------------------------------------------------------------------------------------------
Transportation -- 0.6%
     960,814       AA-        Continental Airlines Inc., Pass-Through Certificates,
                                Series 2000-1, Class A-1, 8.048% due 11/1/20                                               918,029
----------------------------------------------------------------------------------------------------------------------------------
Utilities -- 4.5%
   2,200,000       A          Duke Capital Corp., Sr. Notes, 8.000% due 10/1/19                                          2,417,914
   4,775,000       Aa1*       Northern Illinois Gas Co., First Mortgage Bonds, 7.375% due 10/15/27                       4,892,403
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         7,310,317

----------------------------------------------------------------------------------------------------------------------------------
                              TOTAL CORPORATE BONDS AND NOTES
                              (Cost -- $94,592,741)                                                                     89,063,141
==================================================================================================================================
MUNICIPAL BONDS -- 41.7%
Arizona -- 2.7%
   4,300,000       AAA        Phoenix, AZ IDA Revenue, America West Arena, AMBAC-Insured, 7.125% due 12/1/21             4,466,066
----------------------------------------------------------------------------------------------------------------------------------
California -- 17.2%
                              Fresno, CA Joint Powers Financing Authority Lease Revenue, FSA-Insured, Series B:
   1,000,000       AAA          6.930% due 6/1/23                                                                        1,038,520
   1,000,000       AAA          7.030% due 6/1/31                                                                        1,049,950
   4,000,000       AAA        Fresno, CA Taxable Pension Obligation Revenue, MBIA-Insured, 6.550% due 6/1/29             4,040,280
   1,500,000       AAA        Los Angeles, CA Convention and Exhibition Center Authority Lease Revenue,
                                MBIA-Insured, Series A, 7.125% due 8/15/24                                               1,545,195
   7,980,000       AAA        Monrovia, CA Redevelopment Agency, Tax Allocation (Center Redevelopment
                                Project), AMBAC-Insured, Series A, 7.050% due 5/1/29                                     8,148,458
   5,000,000       AAA        Oakland, CA Revenue, 1800 Harrison Foundation, AMBAC-Insured,
                                Series A, 8.500% due 1/1/29                                                              5,474,350
   2,040,000       AAA        Pinole, CA Redevelopment Agency, Tax Allocation, MBIA-Insured, Series B,
                                6.750% due 8/1/17                                                                        2,109,095
   1,300,000       AAA        San Dieguito, CA Public Facilities Authority Revenue, AMBAC-Insured,
                                Series B, 7.000% due 8/1/18 1,360,853 Union
                              City, CA Community Redevelopment Agency, Tax
                              Allocation, AMBAC-Insured, Series B:

   2,000,000       AAA          7.250% due 10/1/33                                                                       2,076,400
   1,000,000       AAA          7.500% due 10/1/34                                                                       1,056,990
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        27,900,091

----------------------------------------------------------------------------------------------------------------------------------
Connecticut -- 3.1%
   4,500,000       AAA        Bridgeport, CT GO, Taxable Pension Bonds, FGIC-Insured, 7.640% due 1/15/30                 5,012,505
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

7  Smith Barney Total Return Bond Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2002
================================================================================


    FACE

   AMOUNT          Rating(a)                           SECURITY                                                            VALUE
==================================================================================================================================
Georgia -- 2.8%
$  4,500,000       AAA        De Kalb County, GA Development Authority Revenue (Regional Office Project),
                                MBIA-Insured, 6.875% due 3/1/20                                                       $  4,596,705
----------------------------------------------------------------------------------------------------------------------------------
Maryland -- 1.2%
   2,000,000       Aa2*       Montgomery County, MD Housing Opportunities, Community Single-Family
                                Mortgage Revenue, Series C, 7.000% due 7/1/30                                            2,002,320
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts -- 3.7%
   5,800,000       AAA        Northeastern University, MA Revenue, MBIA-Insured, Series A, 7.040% due 10/1/28            5,931,022
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 2.6%
   1,685,000       AAA        Delaware River Port Authority, PA Port District Project, FSA-Insured, Series A,
                                7.630% due 1/1/21                                                                        1,882,482
   2,295,000       AAA        York County, PA IDA, Economic Development Revenue, FGIC-Insured,
                                Series B, 6.875% due 10/1/18                                                             2,364,630
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,247,112

----------------------------------------------------------------------------------------------------------------------------------
Texas -- 8.4%
   2,500,000       AAA        Dallas-Fort Worth, TX International Airport Facilities Improvement Corp. Revenue,
                                MBIA-Insured, 7.070% due 11/1/24                                                         2,575,075
   3,500,000       AAA        Lower Colorado River Authority, TX Refunding and Improvement Revenue,
                                Transmission Contract, MBIA-Insured, 6.190% due 5/15/22                                  3,382,085
   7,260,000       AAA        Tyler, TX Health Facilities Development Corp., Hospital Revenue, East Texas,
                                FSA-Insured, Series E, Remarketed 2/17/99, 7.830% due 11/1/27                            7,743,153
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        13,700,313

----------------------------------------------------------------------------------------------------------------------------------
                              TOTAL MUNICIPAL BONDS

                              (Cost -- $65,028,494)                                                                     67,856,134
==================================================================================================================================
REPURCHASE AGREEMENT -- 3.5%
   5,739,000                  J.P. Morgan Chase & Co., 1.860% due 2/1/02; Proceeds at maturity -- $5,739,297;
                                (Fully collateralized by Fannie Mae Notes, 0.000% to 7.220% due 2/6/02 to 10/3/16;
                                Market value -- $5,877,885) (Cost -- $5,739,000)                                         5,739,000
==================================================================================================================================
                              TOTAL INVESTMENTS -- 100%
                              (Cost -- $165,360,235**)                                                                $162,658,275
==================================================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service, Inc.

** Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 9 and 10 for definitions of ratings and certain security descriptions.

                       See Notes to Financial Statements.

8  Smith Barney Total Return Bond Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Ba", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NR -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

9  Smith Barney Total Return Bond Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Security Descriptions (unaudited)
================================================================================

ABAG    -- Association of Bay Area Governments
AIG     -- American International Guaranty
AMBAC   -- AMBAC Indemnity Corporation
BAN     -- Bond Anticipation Notes
BIG     -- Bond Investors Guaranty
CGIC    -- Capital Guaranty Insurance Company
CHFCLI  -- California Health Facility Construction Loan Insurance
COP     -- Certificate of Participation
EDA     -- Economic Development Authority
ETM     -- Escrowed To Maturity
FAIRS   -- Floating Adjustable Interest Rate Securities
FGIC    -- Financial Guaranty Insurance Company
FHA     -- Federal Housing Administration
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FRTC    -- Floating Rate Trust Certificates
FSA     -- Federal Savings Association
GIC     -- Guaranteed Investment Contract
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HDC     -- Housing Development Corporation
HFA     -- Housing Finance Authority
IDA     -- Industrial Development Authority
IDB     -- Industrial Development Board
IDR     -- Industrial Development Revenue
INFLOS  -- Inverse Floaters
ISD     -- Independent School District
LOC     -- Letter of Credit
MBIA    -- Municipal Bond Investors Assurance Corporation
MVRICS  -- Municipal Variable Rate Inverse Coupon Security
PCR     -- Pollution Control Revenue
PSFG    -- Permanent School Fund Guaranty
RAN     -- Revenue Anticipation Notes
RIBS    -- Residual Interest Bonds
RITES   -- Residual Interest Tax-Exempt Security
SONYMA  -- State of New York Mortgage Agency
SYCC    -- Structured Yield Curve Certificate
TAN     -- Tax Anticipation Notes
TECP    -- Tax Exempt Commercial Paper
TOB     -- Tender Option Bonds
TRAN    -- Tax and Revenue Anticipation Notes
VAN     -- Veterans Administration
VRDD    -- Variable Rate Daily Demand
VRWE    -- Variable Rate Wednesday Demand

10 Smith Barney Total Return Bond Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities (unaudited)                 January 31, 2002
================================================================================


ASSETS:

     Investments, at value (Cost -- $165,360,235)                        $ 162,658,275
     Cash                                                                          584
     Interest receivable                                                     2,920,512
     Receivable for Fund shares sold                                           586,054
--------------------------------------------------------------------------------------
     Total Assets                                                          166,165,425
--------------------------------------------------------------------------------------

LIABILITIES:
     Payable for securities purchased                                        4,000,000
     Investment advisory fee payable                                            88,740
     Distribution fees payable                                                  38,655
     Payable for Fund shares purchased                                          19,644
     Accrued expenses                                                           44,884
--------------------------------------------------------------------------------------
     Total Liabilities                                                       4,191,923
--------------------------------------------------------------------------------------
Total Net Assets                                                         $ 161,973,502
======================================================================================

NET ASSETS:
     Par value of shares of beneficial interest                          $      14,693
     Capital paid in excess of par value                                   172,398,014
     Overdistributed net investment income                                    (323,785)
     Accumulated net realized loss from security transactions               (7,413,460)
     Net unrealized depreciation of investments                             (2,701,960)
--------------------------------------------------------------------------------------
Total Net Assets                                                         $ 161,973,502
======================================================================================
Shares Outstanding:
     Class A                                                                 3,999,579
     ---------------------------------------------------------------------------------
     Class B                                                                 7,107,068
     ---------------------------------------------------------------------------------
     Class L                                                                 3,586,097
     ---------------------------------------------------------------------------------

Net Asset Value:
     Class A (and redemption price)                                      $       11.03
     ---------------------------------------------------------------------------------
     Class B *                                                           $       11.02
     ---------------------------------------------------------------------------------
     Class L **                                                          $       11.02
     ---------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
     Class A (net asset value plus 4.71% of net asset value per share)   $       11.55
     ---------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)   $       11.13
======================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 2).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.

11 Smith Barney Total Return Bond Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Statement of Operations (unaudited)    For the Six Months Ended January 31, 2002
================================================================================


INVESTMENT INCOME:
  Interest                                                                      $ 5,501,809
-------------------------------------------------------------------------------------------

EXPENSES:
  Management fee (Note 2)                                                           506,178
  Distribution fees (Note 2)                                                        467,974
  Shareholder and system servicing fees                                              50,210
  Registration fees                                                                  25,206
  Shareholder communications                                                         19,412
  Audit and legal                                                                    18,985
  Trustees' fees                                                                      6,654
  Pricing fees                                                                        3,630
  Custody                                                                             2,721
  Other                                                                               4,085
-------------------------------------------------------------------------------------------
  Total Expenses                                                                  1,105,055
-------------------------------------------------------------------------------------------
Net Investment Income                                                             4,396,754
-------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
  Realized Gain From Security Transactions (excluding short-term securities):
    Proceeds from sales                                                           3,858,834
    Cost of securities sold                                                       3,397,648
-------------------------------------------------------------------------------------------
  Net Realized Gain                                                                 461,186
-------------------------------------------------------------------------------------------
  Increase in Net Unrealized Depreciation (Note 1)                               (1,153,849)
-------------------------------------------------------------------------------------------
Net Loss on Investments                                                            (692,663)
-------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                          $ 3,704,091
===========================================================================================

                       See Notes to Financial Statements.

12 Smith Barney Total Return Bond Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets

================================================================================

For the Six Months Ended January 31, 2002 (unaudited) and the Year Ended July 31, 2001


                                                                            2002             2001
=====================================================================================================
OPERATIONS:
     Net investment income                                             $   4,396,754    $   7,556,425
     Net realized gain (loss)                                                461,186         (880,508)
     (Increase) decrease in net unrealized depreciation                   (1,153,849)       9,981,019
-----------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                                3,704,091       16,656,936
-----------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                (4,473,295)      (8,124,159)
-----------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders            (4,473,295)      (8,124,159)
-----------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 10):
     Net proceeds from sale of shares                                     33,886,895       40,423,428
     Net asset value of shares issued for reinvestment of dividends        3,025,754        5,458,717
     Cost of shares reacquired                                           (16,311,024)     (26,799,760)
-----------------------------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions                  20,601,625       19,082,385
-----------------------------------------------------------------------------------------------------
Increase in Net Assets                                                    19,832,421       27,615,162

NET ASSETS:
     Beginning of period                                                 142,141,081      114,525,919
-----------------------------------------------------------------------------------------------------
     End of period*                                                    $ 161,973,502    $ 142,141,081
=====================================================================================================
* Includes undistributed (overdistributed) net investment income of:   $    (323,785)   $      17,187
=====================================================================================================

                       See Notes to Financial Statements.

13 Smith Barney Total Return Bond Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

The Smith Barney Total Return Bond Fund ("Fund"), a separate investment fund of the Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney Convertible Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund and Smith Barney Balanced Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price were reported are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (e) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (f) dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) direct expenses are charged to each class; management fees and general portfolio expenses are allocated on the basis of relative net assets; (j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised Audit and Accounting Guide for Investment Companies ("Guide"). This revised version is effective for financial statements issued for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize premium and accrete all discounts on all fixed-income securities. The Fund adopted this requirement effective August 1, 2001. This change does not effect the Fund's net asset value, but does change the classification of certain amounts in the statement of operations. For the six-month period ended January 31, 2002, interest income decreased by $53,273, net realized gain increased by $1,007 and the change in net unrealized depreciation of investments decreased by $52,266. In addition, the Fund recorded adjustments to decrease the cost of securities and to decrease accumulated undistributed net investment income by $264,431 to reflect the cumulative effect of this change up to the date of the adoption.

2. Investment Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.65% of the average daily net assets. This fee is calculated daily and paid monthly.

Travelers Bank & Trust, fsb. ("TB&T"), formerly known as Citi Fiduciary Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global


14 Smith Barney Total Return Bond Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Fund Services ("PFPC") acts as the Fund's sub-transfer agent. TB&T receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by TB&T. During the six months ended January 31, 2002, the Fund paid transfer agent fees of $46,260 to TB&T.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the Fund's distributor. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

There are maximum initial sales charges of 4.50% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2002, SSB received sales charges of approximately $60,000 and $90,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended January 31, 2002, CDSCs paid to SSB were approximately:

                                   Class A          Class B          Class L
================================================================================
CDSCs                               $9,000          $72,000           $4,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively. For the six months ended January 31, 2002, total Distribution Plan fees incurred were:

                                   Class A          Class B          Class L
================================================================================
Distribution Plan Fees             $53,491         $287,129         $127,354
================================================================================

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the six months ended January 31, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                            $22,911,266
--------------------------------------------------------------------------------
Sales                                                                  3,858,834
================================================================================

At January 31, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $ 3,656,231
Gross unrealized depreciation                                        (6,358,191)
--------------------------------------------------------------------------------
Net unrealized depreciation                                         $(2,701,960)
================================================================================

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments.

15 Smith Barney Total Return Bond Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At January 31, 2002, the Fund had no open futures contracts.

6. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the securities loaned, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At January 31, 2002, the Fund did not have any securities on loan.

7. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. The Fund will establish a segregated account with its custodian, in which the Fund will maintain cash, U.S. government securities or other liquid high-grade debt obligations.

During the six months ended January 31, 2002, the Fund did not enter into any reverse repurchase agreements.

8. When-Issued Securities and Delayed Delivery Transactions

The Fund may purchase or sell securities offered on a when-issued or delayed-delivery basis. In such transactions, delivery of the securities occurs beyond the normal settlement period but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of the securities purchased or sold on a when-issued or delayed delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The Fund will establish a segregated account with the Fund's custodian consisting of cash, U.S. government securities, debt securities of any grade or equity securities having a value equal to or greater than the Fund's purchase commitments.

At January 31, 2002, the Fund did not hold any when-issued securities and had not entered into any delayed delivery transactions.

16 Smith Barney Total Return Bond Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

9. Capital Loss Carryforward

At July 31, 2001, the Fund had, for Federal income tax purposes, capital loss carryforwards of approximately $7,856,000 available, subject to certain limitations, to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and expiration of the carryforwards are indicated below. Expiration occurs on July 31 of the year indicated:

                                      2007             2008             2009
--------------------------------------------------------------------------------
Carryforward Amounts               $1,372,000       $1,052,000       $5,432,000
--------------------------------------------------------------------------------

10. Shares of Beneficial Interest

At January 31, 2002, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At January 31, 2002, total paid-in capital amounted to the following for each class:

                                    Class A         Class B          Class L
--------------------------------------------------------------------------------
Total Paid-in Capital             $47,712,016     $83,699,318      $41,001,373
--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:


                                             Six Months Ended                       Year Ended
                                             January 31, 2002                      July 31, 2001
                                       ----------------------------       ----------------------------
                                          Shares           Amount            Shares          Amount
======================================================================================================
Class A

Shares sold                              770,265        $ 8,499,014          904,059      $  9,760,624
Shares issued on reinvestment             79,880            878,107          153,510         1,637,908
Shares reacquired                       (334,789)        (3,682,179)        (762,505)       (8,189,532)
------------------------------------------------------------------------------------------------------
Net Increase                             515,356        $ 5,694,942          295,064      $  3,209,000
======================================================================================================
Class B

Shares sold                            1,268,147        $13,975,487        1,343,039      $ 14,497,759
Shares issued on reinvestment            122,194          1,342,953          252,471         2,692,573
Shares reacquired                       (836,655)        (9,200,051)      (1,314,324)      (14,030,961)
------------------------------------------------------------------------------------------------------
Net Increase                             553,686        $ 6,118,389          281,186      $  3,159,371
======================================================================================================
Class L

Shares sold                            1,033,548        $11,412,394        1,496,764      $ 16,165,045
Shares issued on reinvestment             73,227            804,694          105,531         1,128,236
Shares reacquired                       (311,683)        (3,428,794)        (427,835)       (4,579,267)
------------------------------------------------------------------------------------------------------
Net Increase                             795,092        $ 8,788,294        1,174,460      $ 12,714,014
======================================================================================================

17 Smith Barney Total Return Bond Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights

================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:


Class A Shares                                    2002(1)(2)          2001(2)          2000(2)          1999(2)          1998(3)
=================================================================================================================================
Net Asset Value, Beginning of Period            $    11.08          $    10.34       $    10.67       $    11.53       $    11.46
---------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(4)(5)                        0.34                0.69             0.70             0.67             0.25
   Net realized and unrealized gain (loss)(5)        (0.05)               0.79            (0.35)           (0.85)            0.05
---------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   0.29                1.48             0.35            (0.18)            0.30
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                             (0.34)              (0.74)           (0.68)           (0.68)           (0.23)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.34)              (0.74)           (0.68)           (0.68)           (0.23)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $    11.03          $    11.08       $    10.34       $    10.67       $    11.53
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                          2.63%++            14.83%            3.40%           (1.79)%           2.64%++
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $   44,103          $   38,614       $   32,972       $   52,101       $   54,674
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(4)                                        1.06%+              1.05%            1.08%            1.02%            1.00%+
   Net investment income(5)                           6.03+               6.47             6.69             5.88             5.39+
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  3%                  8%               8%              32%               0%
=================================================================================================================================


Class B Shares                                   2002(1)(2)           2001(2)          2000(2)          1999(2)          1998(3)
=================================================================================================================================
Net Asset Value, Beginning of Period            $    11.08          $    10.34       $    10.67       $    11.53       $    11.46
---------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(4)(5)                        0.31                0.63             0.64             0.62             0.23
   Net realized and unrealized gain (loss)(5)        (0.06)               0.80            (0.35)           (0.86)            0.05
---------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   0.25                1.43             0.29            (0.24)            0.28
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                             (0.31)              (0.69)           (0.62)           (0.62)           (0.21)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.31)              (0.69)           (0.62)           (0.62)           (0.21)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $    11.02          $    11.08       $    10.34       $    10.67       $    11.53
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                          2.27%++            14.26%            2.83%           (2.29)%           2.48%++
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $   78,339          $   72,605       $   64,843       $   85,991       $   81,797
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(4)                                        1.57%+              1.58%            1.61%            1.52%            1.50%+
   Net investment income(5)                           5.46+               5.95             6.15             5.39             4.90+
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  3%                  8%               8%              32%               0%
=================================================================================================================================

(1)   For the six months ended January 31, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   For the period from February 27, 1998 (inception date) to July 31, 1998.
(4) The manager waived a portion of its fees for the year ended July 31, 1999 and the period ended July 31, 1998. If such fees were not waived, the per share decrease in net investment income and the actual expense ratios would have been as follows:

                              Per Share Decreases            Expense Ratios
                           in Net Investment Income        Without Fee Waivers
                           ------------------------        -------------------
                               1999         1998            1999        1998+
                              -----        -----           -----        -----
             Class A          $0.01        $0.01           1.11%        1.21%
             Class B           0.01         0.01           1.61         1.71

(5)   Without the adoption of the change in the accounting method discussed in
      Note 1, for the six months ended January 31, 2002, the ratio of net investment income to average net assets for Class A and B shares would have been 6.09% and 5.53%, respectively. Per share, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation. In addition, for Class A and B shares the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


18 Smith Barney Total Return Bond Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:


Class L Shares                                        2002(1)(2)          2001(2)          2000(2)          1999(2)          1998(3)
=================================================================================================================================
Net Asset Value, Beginning of Period            $    11.08          $    10.34       $    10.67       $    11.53       $    11.46
---------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(4)(5)                        0.31                0.64             0.65             0.62             0.22
   Net realized and unrealized gain (loss)(5)        (0.06)               0.79            (0.35)           (0.86)            0.06
---------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   0.25                1.43             0.30            (0.24)            0.28
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                             (0.31)              (0.69)           (0.63)           (0.62)           (0.21)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.31)              (0.69)           (0.63)           (0.62)           (0.21)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $    11.02          $    11.08       $    10.34       $    10.67       $    11.53
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                          2.30%++            14.30%            2.89%           (2.24)%           2.49%++
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $   39,532          $   30,922       $   16,711       $   24,253       $   20,386
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(4)                                        1.51%+              1.52%            1.57%            1.47%            1.45%+
   Net investment income(5)                           5.55+               5.98             6.18             5.44             4.97+
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  3%                  8%               8%              32%               0%
=================================================================================================================================

(1)   For the six months ended January 31, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   For the period from February 27, 1998 (inception date) to July 31, 1998.
(4) The manager waived a portion of its fees for the year ended July 31, 1999 and the period ended July 31, 1998. If such fees were not waived, the per share decrease in net investment income and the actual expense ratios would have been as follows:

                              Per Share Decreases            Expense Ratios
                           in Net Investment Income        Without Fee Waivers
                           ------------------------        -------------------
                               1999         1998            1999         1998
                              -----        -----           -----        -----
              Class L         $0.01        $0.01           1.56%        1.66%+

(5)   Without the adoption of the change in the accounting method discussed in
      Note 1, for the six months ended January 31, 2002, the ratio of net investment income to average net assets would have been 5.62%. Per share, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


19 Smith Barney Total Return Bond Fund | 2002 Semi-Annual Report to Shareholders

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


--------------------------------------------------------------------------------
     SMITH BARNEY
TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

TRUSTEES

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
Richard E. Hanson, Jr.
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

OFFICERS

Heath B. McLendon
President and

Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

INVESTMENT MANAGER

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Salomon Smith Barney Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Travelers Bank & Trust, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SMITH BARNEY TOTAL RETURN BOND FUND

================================================================================

This report is submitted for the general information of shareholders of Smith Barney Income Funds -- Smith Barney Total Return Bond Fund, but it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after October 31, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY TOTAL RETURN BOND FUND
Smith Barney Mutual Funds
125 Broad Street

10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds

       SALOMON SMITH BARNEY
---------------------------
A member of citigroup[LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

FD01627 3/02